UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN			55474
(Address of principal executive offices)			(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report

August 31, 2014

Columbia Large Cap Index Fund

Not FDIC insured • No bank guarantee • May lose value

About Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are some of the most talented professionals in the industry, brought together by a unique way of working.

It starts with carefully selected, specialized investment teams. While each team brings a diverse and innovative range of skills, all are grounded by a common set of core beliefs. All possess a solid conviction in the power of proprietary, bottom-up research. All look not only at generating returns, but also at the likely consistency of those returns and the risks required to achieve them. And while our culture encourages teams to operate independently and question established thinking, a rigorous investment oversight process ensures that each team stays true to its clearly articulated investment process. At Columbia Management, reaching our performance goals matters, and the way we reach them matters just as much.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Connect with Columbia Management

Get the market insight you need from our investment experts

Investor insight

Stay informed with economic and market commentary, investment videos, white papers, mutual fund commentary and more at columbiamanagement.com.

  Columbia Management investor
(e-newsletter)

Read our award-winning* shareholder newsletter. Our quarterly newsletter is available online and provides timely and relevant content about economic trends, fund news, service enhancements and changes. Sign up to receive the newsletter electronically at columbiamanagement.com/newsletter.

  Investment videos

Watch and discover what our thought leaders are saying about financial markets and the economy. For an analysis of current events and trends that may affect your investments, visit our online video library at columbiamanagement.com/
market-insights/videos.

  Social media

Columbia Management offers you multiple ways to access our market commentary and investment insights.

>  Perspectives blog at columbiamanagement.com
Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

>  Twitter.com/ColumbiaMgmt
Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

>  Youtube.com/columbiamanagement
View our commentaries on the economy, markets and current investment opportunities.

>  Linkedin.com/company/columbia-management
Connect with us on LinkedIn for updates from our thought leaders.

*Columbia Management investor was awarded top honors in the Mutual Fund Education Alliance STAR Awards competition for excellence in mutual fund marketing and communications. Materials in the competition were evaluated on educational value, message comprehension, effective design and objectives.

Not part of the shareholder report

President's Message

Dear Shareholders,

Continued Economic Recovery

The U.S. economy improved along with a warm-up in the weather during the second quarter of 2014. Economic data generally beat expectations with positive news from major market sectors. Strong hiring brought unemployment down to 6.1%. Manufacturing activity remained robust. Personal income growth was healthy with accelerated wage gains, an increased savings rate of 4.8% and a 35-year low in household debt as a percentage of income. After a slow start, the housing market showed renewed strength. Sales rose and pending sales, a key indicator of future activity, rose strongly near the end of the quarter. Consumer spending was somewhat lackluster, but consumer confidence rose to a post-recession high.

Against this backdrop, the Federal Reserve (the Fed) maintained a steady hand, while central banks outside of the United States took steps to stimulate growth. Investors were the beneficiaries of a stable environment and accommodative monetary policy. Equity markets stabilized at high levels with the S&P 500 Index setting a new record high above 1900. Every major asset class delivered gains for the period. All 10 sectors within the S&P 500 Index delivered gains, led by energy, utilities and technology. Large- and mid-cap stocks outperformed small-cap stocks by a considerable margin.

Interest rates moved lower, resulting in positive returns for most domestic fixed-income sectors. The Barclays U.S. Aggregate Bond Index returned 2.04%, while mortgage and securitized bonds, investment-grade and high-yield corporate and municipal bonds returned around 2.50% for the second quarter of 2014. U.S. convertible bonds and Treasury Inflation Protected Securities generated somewhat stronger returns. Emerging-market bonds were the period's best fixed-income performers, with returns in line with U.S. equities.

Stay on Track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities. The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia Large Cap Index Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	16
Statement of Operations	18
Statement of Changes in Net Assets	19
Financial Highlights	21
Notes to Financial Statements	26
Approval of Investment Management Services Agreement	33
Important Information About This Report	35

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Large Cap Index Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Large Cap Index Fund (the Fund) Class A shares returned 8.59% for the six months ended August 31, 2014.

>  The Fund underperformed its benchmark, the S&P 500 Index, which returned 8.84% for the same time period.

Average Annual Total Returns (%) (for period ended August 31, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	10/10/95	8.59	24.67	16.38	7.96
Class B*	09/23/05
Excluding sales charges		8.23	23.81	15.53	7.16
Including sales charges		3.23	18.81	15.30	7.16
Class I*	11/16/11	8.73	24.99	16.65	8.19
Class R5*	11/08/12	8.71	24.97	16.67	8.23
Class Z	12/15/93	8.74	25.00	16.67	8.23
S&P 500 Index		8.84	25.25	16.88	8.38

Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
2

Columbia Large Cap Index Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at August 31, 2014)
Apple, Inc.	3.5
Exxon Mobil Corp.	2.4
Microsoft Corp.	1.9
Johnson & Johnson	1.6
General Electric Co.	1.5
Berkshire Hathaway, Inc., Class B	1.4
Wells Fargo & Co.	1.4
Chevron Corp.	1.4
JPMorgan Chase & Co.	1.3
Procter & Gamble Co. (The)	1.3

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at August 31, 2014)
Common Stocks	97.2
Consumer Discretionary	11.6
Consumer Staples	9.1
Energy	10.1
Financials	15.7
Health Care	13.3
Industrials	10.0
Information Technology	18.8
Materials	3.4
Telecommunication Services	2.3
Utilities	2.9
Money Market Funds	2.8
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Alfred Alley III, CFA

Vadim Shteyn

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2014 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2014
3

Columbia Large Cap Index Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2014 – August 31, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,085.90	1,022.69	2.34	2.27	0.45
Class B	1,000.00	1,000.00	1,082.30	1,018.95	6.23	6.04	1.20
Class I	1,000.00	1,000.00	1,087.30	1,024.13	0.83	0.81	0.16
Class R5	1,000.00	1,000.00	1,087.10	1,023.93	1.04	1.01	0.20
Class Z	1,000.00	1,000.00	1,087.40	1,023.93	1.04	1.01	0.20

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2014
4

Columbia Large Cap Index Fund

Portfolio of Investments

August 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.5%

Issuer	Shares	Value ($)
Consumer Discretionary 11.6%
Auto Components 0.4%
BorgWarner, Inc.	42,674	2,653,897
Delphi Automotive PLC	51,577	3,588,728
Goodyear Tire & Rubber Co. (The)	51,520	1,337,974
Johnson Controls, Inc.	123,973	6,051,122
Total		13,631,721
Automobiles 0.7%
Ford Motor Co.	738,086	12,850,077
General Motors Co.	245,459	8,541,973
Harley-Davidson, Inc.	40,764	2,590,960
Total		23,983,010
Distributors 0.1%
Genuine Parts Co.	28,673	2,515,769
Diversified Consumer Services 0.1%
Graham Holdings Co., Class B	846	608,105
H&R Block, Inc.	51,180	1,716,065
Total		2,324,170
Hotels, Restaurants & Leisure 1.5%
Carnival Corp.	81,857	3,100,743
Chipotle Mexican Grill, Inc.(a)	5,799	3,935,491
Darden Restaurants, Inc.	24,629	1,165,444
Marriott International, Inc., Class A	40,987	2,844,498
McDonald's Corp.	184,496	17,290,965
Starbucks Corp.	140,517	10,933,628
Starwood Hotels & Resorts Worldwide, Inc.	35,837	3,029,660
Wyndham Worldwide Corp.	23,763	1,923,377
Wynn Resorts Ltd.	15,123	2,916,924
Yum! Brands, Inc.	82,385	5,967,146
Total		53,107,876
Household Durables 0.4%
D.R. Horton, Inc.	59,870	1,297,982
Garmin Ltd.	22,902	1,244,266
Harman International Industries, Inc.	12,710	1,462,667
Leggett & Platt, Inc.	25,882	908,199
Lennar Corp., Class A	32,810	1,285,496
Mohawk Industries, Inc.(a)	11,420	1,667,548
Newell Rubbermaid, Inc.	51,646	1,731,174
PulteGroup, Inc.	63,614	1,222,661
Whirlpool Corp.	14,514	2,220,932
Total		13,040,925

Common Stocks (continued)

Issuer	Shares	Value ($)
Internet & Catalog Retail 1.3%
Amazon.com, Inc.(a)	69,576	23,589,047
Expedia, Inc.	19,149	1,644,899
Netflix, Inc.(a)	11,192	5,345,747
Priceline Group, Inc. (The)(a)	9,789	12,180,551
TripAdvisor, Inc.(a)	20,766	2,057,703
Total		44,817,947
Leisure Products 0.1%
Hasbro, Inc.	21,562	1,135,347
Mattel, Inc.	63,320	2,183,907
Total		3,319,254
Media 3.5%
Cablevision Systems Corp., Class A	40,408	747,952
CBS Corp., Class B Non Voting	90,963	5,393,196
Comcast Corp., Class A	485,271	26,558,882
DIRECTV(a)	87,461	7,561,004
Discovery Communications, Inc., Class A(a)	40,702	1,779,491
Discovery Communications, Inc., Class C(a)	40,702	1,748,965
Gannett Co., Inc.	42,330	1,429,061
Interpublic Group of Companies, Inc. (The)	79,075	1,544,335
News Corp., Class A(a)	92,951	1,638,261
Omnicom Group, Inc.	48,243	3,473,978
Scripps Networks Interactive, Inc., Class A	20,007	1,594,758
Time Warner Cable, Inc.	52,003	7,692,804
Time Warner, Inc.	164,647	12,682,758
Twenty-First Century Fox, Inc., Class A	357,389	12,658,718
Viacom, Inc., Class B	73,011	5,924,843
Walt Disney Co. (The)	300,634	27,020,984
Total		119,449,990
Multiline Retail 0.6%
Dollar General Corp.(a)	56,611	3,622,538
Dollar Tree, Inc.(a)	38,603	2,070,086
Family Dollar Stores, Inc.	17,842	1,424,327
Kohl's Corp.	36,370	2,138,192
Macy's, Inc.	67,281	4,190,934
Nordstrom, Inc.	26,237	1,816,912
Target Corp.	118,243	7,102,857
Total		22,365,846

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
5

Columbia Large Cap Index Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Specialty Retail 2.1%
AutoNation, Inc.(a)	11,814	640,910
AutoZone, Inc.(a)	6,197	3,339,191
Bed Bath & Beyond, Inc.(a)	38,081	2,447,085
Best Buy Co., Inc.	51,434	1,640,230
CarMax, Inc.(a)	41,150	2,156,260
GameStop Corp., Class A	21,392	902,742
Gap, Inc. (The)	48,535	2,239,890
Home Depot, Inc. (The)	255,362	23,876,347
L Brands, Inc.	45,776	2,922,798
Lowe's Companies, Inc.	186,153	9,774,894
O'Reilly Automotive, Inc.(a)	19,799	3,088,248
PetSmart, Inc.	18,521	1,325,548
Ross Stores, Inc.	39,652	2,990,554
Staples, Inc.	120,693	1,409,694
Tiffany & Co.	20,714	2,090,871
TJX Companies, Inc. (The)	130,713	7,791,802
Tractor Supply Co.	25,850	1,730,658
Urban Outfitters, Inc.(a)	19,030	757,204
Total		71,124,926
Textiles, Apparel & Luxury Goods 0.8%
Coach, Inc.	51,174	1,884,739
Fossil Group, Inc.(a)	8,891	900,569
Michael Kors Holdings Ltd.(a)	33,560	2,688,827
Nike, Inc., Class B	137,689	10,815,471
PVH Corp.	15,360	1,793,126
Ralph Lauren Corp.	10,930	1,849,356
Under Armour, Inc., Class A(a)	30,230	2,066,523
VF Corp.	64,262	4,120,480
Total		26,119,091
Total Consumer Discretionary		395,800,525
Consumer Staples 9.2%
Beverages 2.1%
Brown-Forman Corp., Class B	30,259	2,803,799
Coca-Cola Co. (The)	705,534	29,434,878
Coca-Cola Enterprises, Inc.	43,650	2,085,597
Constellation Brands, Inc., Class A(a)	31,507	2,743,945
Dr. Pepper Snapple Group, Inc.	36,659	2,306,584

Common Stocks (continued)

Issuer	Shares	Value ($)
Molson Coors Brewing Co., Class B	29,659	2,193,283
Monster Beverage Corp.(a)	25,258	2,233,060
PepsiCo, Inc.	282,977	26,172,543
Total		69,973,689
Food & Staples Retailing 2.2%
Costco Wholesale Corp.	81,808	9,905,313
CVS Caremark Corp.	218,248	17,339,803
Kroger Co. (The)	95,112	4,848,810
Safeway, Inc.	42,986	1,495,053
SYSCO Corp.	109,109	4,127,593
Wal-Mart Stores, Inc.	300,851	22,714,250
Walgreen Co.	163,882	9,918,139
Whole Foods Market, Inc.	68,605	2,685,200
Total		73,034,161
Food Products 1.6%
Archer-Daniels-Midland Co.	122,157	6,090,748
Campbell Soup Co.	33,396	1,496,809
ConAgra Foods, Inc.	78,612	2,531,306
General Mills, Inc.	114,699	6,122,633
Hershey Co. (The)	27,853	2,546,321
Hormel Foods Corp.	25,127	1,273,436
JM Smucker Co. (The)	19,351	1,985,413
Kellogg Co.	47,579	3,091,208
Keurig Green Mountain, Inc.	23,690	3,158,351
Kraft Foods Group, Inc.	111,113	6,544,556
McCormick & Co., Inc.	24,363	1,697,857
Mead Johnson Nutrition Co.	37,728	3,606,797
Mondelez International, Inc., Class A	315,717	11,425,798
Tyson Foods, Inc., Class A	54,887	2,088,999
Total		53,660,232
Household Products 1.8%
Clorox Co. (The)	24,004	2,126,755
Colgate-Palmolive Co.	162,315	10,506,650
Kimberly-Clark Corp.	70,329	7,595,532
Procter & Gamble Co. (The)	505,085	41,977,614
Total		62,206,551
Personal Products 0.1%
Avon Products, Inc.	81,089	1,138,490
Estee Lauder Companies, Inc. (The), Class A	47,158	3,623,149
Total		4,761,639

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
6

Columbia Large Cap Index Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Tobacco 1.4%
Altria Group, Inc.	370,783	15,973,332
Lorillard, Inc.	67,671	4,039,959
Philip Morris International, Inc.	293,587	25,125,175
Reynolds American, Inc.	58,080	3,395,937
Total		48,534,403
Total Consumer Staples		312,170,675
Energy 10.2%
Energy Equipment & Services 1.9%
Baker Hughes, Inc.	81,377	5,626,406
Cameron International Corp.(a)	38,111	2,832,791
Diamond Offshore Drilling, Inc.	12,798	562,344
Ensco PLC, Class A	43,625	2,202,190
FMC Technologies, Inc.(a)	43,901	2,714,838
Halliburton Co.	157,632	10,657,500
Helmerich & Payne, Inc.	20,188	2,120,749
Nabors Industries Ltd.	48,862	1,329,535
National Oilwell Varco, Inc.	80,087	6,921,919
Noble Corp. PLC	47,450	1,350,427
Paragon Offshore PLC(a)	1	6
Schlumberger Ltd.	243,065	26,649,647
Transocean Ltd.	63,510	2,454,661
Total		65,423,013
Oil, Gas & Consumable Fuels 8.3%
Anadarko Petroleum Corp.	94,269	10,623,174
Apache Corp.	71,995	7,331,251
Cabot Oil & Gas Corp.	77,893	2,612,531
Chesapeake Energy Corp.	94,505	2,570,536
Chevron Corp.	355,330	45,997,468
Cimarex Energy Co.	16,250	2,358,850
ConocoPhillips	229,154	18,611,888
CONSOL Energy, Inc.	42,913	1,728,536
Denbury Resources, Inc.	65,648	1,130,459
Devon Energy Corp.	71,569	5,397,734
EOG Resources, Inc.	102,004	11,208,199
EQT Corp.	28,330	2,806,370
Exxon Mobil Corp.(e)	801,575	79,724,649
Hess Corp.	49,267	4,980,894
Kinder Morgan Management LLC(b)	1	59

Common Stocks (continued)

Issuer	Shares	Value ($)
Kinder Morgan, Inc.	124,712	5,020,905
Marathon Oil Corp.	126,190	5,260,861
Marathon Petroleum Corp.	53,870	4,902,709
Murphy Oil Corp.	31,488	1,967,055
Newfield Exploration Co.(a)	25,450	1,140,669
Noble Energy, Inc.	67,055	4,837,348
Occidental Petroleum Corp.	146,639	15,210,863
ONEOK, Inc.	38,802	2,723,900
Peabody Energy Corp.	50,647	804,274
Phillips 66	105,620	9,191,052
Pioneer Natural Resources Co.	26,701	5,571,164
QEP Resources, Inc.	33,616	1,195,721
Range Resources Corp.	31,479	2,473,935
Southwestern Energy Co.(a)	65,900	2,713,762
Spectra Energy Corp.	125,191	5,215,457
Tesoro Corp.	24,143	1,563,018
Valero Energy Corp.	99,608	5,392,777
Williams Companies, Inc. (The)	137,845	8,193,507
Total		280,461,575
Total Energy		345,884,588
Financials 15.7%
Banks 5.7%
Bank of America Corp.	1,962,807	31,581,565
BB&T Corp.	134,107	5,006,214
Citigroup, Inc.	567,021	29,286,635
Comerica, Inc.	33,915	1,707,281
Fifth Third Bancorp	158,753	3,239,355
Huntington Bancshares, Inc.	154,512	1,521,171
JPMorgan Chase & Co.	706,442	41,997,977
KeyCorp	164,870	2,243,881
M&T Bank Corp.	24,547	3,034,745
PNC Financial Services Group, Inc. (The)	99,695	8,449,151
Regions Financial Corp.	257,398	2,612,590
SunTrust Banks, Inc.	99,460	3,787,437
U.S. Bancorp	338,810	14,324,887
Wells Fargo & Co.	894,649	46,020,744
Zions Bancorporation	37,801	1,101,521
Total		195,915,154

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
7

Columbia Large Cap Index Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Capital Markets 2.2%
Affiliated Managers Group, Inc.(a)	10,320	2,179,068
Ameriprise Financial, Inc.(c)	35,441	4,457,060
Bank of New York Mellon Corp. (The)	212,857	8,339,737
BlackRock, Inc.	23,357	7,720,189
Charles Schwab Corp. (The)	218,575	6,231,573
E*TRADE Financial Corp.(a)	53,829	1,198,234
Franklin Resources, Inc.	74,985	4,238,152
Goldman Sachs Group, Inc. (The)	77,621	13,902,697
Invesco Ltd.	80,758	3,298,157
Legg Mason, Inc.	19,189	946,402
Morgan Stanley	261,250	8,963,488
Northern Trust Corp.	41,497	2,877,817
State Street Corp.	80,411	5,792,004
T. Rowe Price Group, Inc.	49,040	3,971,995
Total		74,116,573
Consumer Finance 0.9%
American Express Co.	169,931	15,217,321
Capital One Financial Corp.	106,687	8,754,735
Discover Financial Services	87,029	5,427,999
Navient Corp.	78,910	1,415,645
Total		30,815,700
Diversified Financial Services 1.9%
Berkshire Hathaway, Inc., Class B(a)	336,075	46,126,294
CME Group, Inc.	58,921	4,510,403
Intercontinental Exchange, Inc.	21,481	4,059,909
Leucadia National Corp.	59,159	1,474,834
McGraw Hill Financial, Inc.	50,809	4,122,134
Moody's Corp.	35,106	3,284,868
NASDAQ OMX Group, Inc. (The)	21,983	955,601
Total		64,534,043
Insurance 2.7%
ACE Ltd.	63,037	6,702,724
Aflac, Inc.	84,769	5,191,254
Allstate Corp. (The)	81,007	4,981,120
American International Group, Inc.	270,023	15,137,489
Aon PLC	55,344	4,823,783
Assurant, Inc.	13,369	892,381
Chubb Corp. (The)	45,635	4,196,138

Common Stocks (continued)

Issuer	Shares	Value ($)
Cincinnati Financial Corp.	27,475	1,321,273
Genworth Financial, Inc., Class A(a)	92,638	1,314,533
Hartford Financial Services Group, Inc. (The)	83,933	3,109,718
Lincoln National Corp.	49,231	2,709,674
Loews Corp.	56,994	2,492,918
Marsh & McLennan Companies, Inc.	102,585	5,447,263
MetLife, Inc.	210,093	11,500,491
Principal Financial Group, Inc.	51,075	2,772,862
Progressive Corp. (The)	101,657	2,543,458
Prudential Financial, Inc.	86,233	7,735,100
Torchmark Corp.	24,586	1,341,166
Travelers Companies, Inc. (The)	64,854	6,142,322
Unum Group	48,047	1,742,665
XL Group PLC	50,675	1,732,072
Total		93,830,404
Real Estate Investment Trusts (REITs) 2.2%
American Tower Corp.	73,873	7,283,878
Apartment Investment & Management Co., Class A	27,274	934,680
AvalonBay Communities, Inc.	22,742	3,504,542
Boston Properties, Inc.	28,563	3,468,119
Crown Castle International Corp.	62,308	4,954,109
Equity Residential	62,695	4,167,337
Essex Property Trust, Inc.	11,670	2,257,562
General Growth Properties, Inc.	97,320	2,391,152
HCP, Inc.	85,528	3,705,928
Health Care REIT, Inc.	57,018	3,853,276
Host Hotels & Resorts, Inc.	141,290	3,224,238
Kimco Realty Corp.	76,641	1,800,297
Macerich Co. (The)	26,258	1,714,385
Plum Creek Timber Co., Inc.	33,061	1,343,268
ProLogis, Inc.	93,269	3,818,433
Public Storage	27,048	4,738,269
Simon Property Group, Inc.	57,990	9,860,040
Ventas, Inc.	54,943	3,614,151
Vornado Realty Trust	32,530	3,443,951
Weyerhaeuser Co.	98,271	3,336,300
Total		73,413,915

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
8

Columbia Large Cap Index Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Real Estate Management & Development —%
CBRE Group, Inc., Class A(a)	52,055	1,654,308
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	88,819	876,644
People's United Financial, Inc.	57,890	865,455
Total		1,742,099
Total Financials		536,022,196
Health Care 13.3%
Biotechnology 2.8%
Alexion Pharmaceuticals, Inc.(a)	36,923	6,250,695
Amgen, Inc.	141,303	19,694,812
Biogen Idec, Inc.(a)	44,275	15,188,096
Celgene Corp.(a)	149,478	14,203,400
Gilead Sciences, Inc.(a)	286,641	30,836,839
Regeneron Pharmaceuticals, Inc.(a)	14,874	5,213,634
Vertex Pharmaceuticals, Inc.(a)	44,090	4,125,501
Total		95,512,977
Health Care Equipment & Supplies 2.0%
Abbott Laboratories	280,341	11,841,604
Baxter International, Inc.	101,284	7,594,274
Becton Dickinson and Co.	36,066	4,225,853
Boston Scientific Corp.(a)	246,884	3,130,489
CareFusion Corp.(a)	38,698	1,776,625
Covidien PLC	84,160	7,307,613
CR Bard, Inc.	14,231	2,112,450
DENTSPLY International, Inc.	26,468	1,262,656
Edwards Lifesciences Corp.(a)	19,696	1,955,025
Intuitive Surgical, Inc.(a)	6,712	3,154,707
Medtronic, Inc.	186,464	11,905,727
St. Jude Medical, Inc.	53,049	3,479,484
Stryker Corp.	55,188	4,597,712
Varian Medical Systems, Inc.(a)	19,403	1,649,643
Zimmer Holdings, Inc.	31,329	3,111,283
Total		69,105,145
Health Care Providers & Services 2.1%
Aetna, Inc.	66,715	5,479,303
AmerisourceBergen Corp.	42,152	3,262,143
Cardinal Health, Inc.	63,496	4,679,655

Common Stocks (continued)

Issuer	Shares	Value ($)
CIGNA Corp.	50,145	4,743,717
DaVita HealthCare Partners, Inc.(a)	33,184	2,478,181
Express Scripts Holding Co.(a)	144,277	10,666,399
Five Star Quality Care, Inc.(b)(d)	—	1
Humana, Inc.	28,888	3,719,041
Laboratory Corp. of America Holdings(a)	15,828	1,697,236
McKesson Corp.	43,042	8,394,481
Patterson Companies, Inc.	15,322	617,017
Quest Diagnostics, Inc.	26,968	1,704,647
Tenet Healthcare Corp.(a)	18,225	1,115,006
UnitedHealth Group, Inc.	182,898	15,853,599
WellPoint, Inc.	52,204	6,082,288
Total		70,492,714
Health Care Technology 0.1%
Cerner Corp.(a)	55,116	3,177,989
Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.	62,203	3,555,523
PerkinElmer, Inc.	21,130	947,681
Thermo Fisher Scientific, Inc.	74,460	8,950,837
Waters Corp.(a)	15,828	1,637,090
Total		15,091,131
Pharmaceuticals 5.9%
AbbVie, Inc.	296,797	16,406,938
Actavis PLC(a)	49,382	11,208,726
Allergan, Inc.	55,540	9,090,787
Bristol-Myers Squibb Co.	309,320	15,667,058
Eli Lilly & Co.	183,873	11,686,968
Hospira, Inc.(a)	31,203	1,676,849
Johnson & Johnson	528,064	54,776,079
Mallinckrodt PLC(a)	21,120	1,721,069
Merck & Co., Inc.	545,478	32,788,683
Mylan, Inc.(a)	69,761	3,390,385
Perrigo Co. PLC	24,974	3,714,633
Pfizer, Inc.	1,190,627	34,992,527
Zoetis, Inc.	93,517	3,314,242
Total		200,434,944
Total Health Care		453,814,900

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
9

Columbia Large Cap Index Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Industrials 10.0%
Aerospace & Defense 2.5%
Boeing Co. (The)	125,227	15,878,784
General Dynamics Corp.	60,798	7,493,353
Honeywell International, Inc.	146,172	13,919,960
L-3 Communications Holdings, Inc.	16,099	1,770,085
Lockheed Martin Corp.	49,757	8,657,718
Northrop Grumman Corp.	39,970	5,084,983
Precision Castparts Corp.	27,021	6,594,745
Raytheon Co.	58,399	5,626,160
Rockwell Collins, Inc.	25,292	1,946,978
Textron, Inc.	52,105	1,979,990
United Technologies Corp.	157,422	16,998,428
Total		85,951,184
Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	27,707	1,891,280
Expeditors International of Washington, Inc.	36,843	1,521,616
FedEx Corp.	51,854	7,668,169
United Parcel Service, Inc., Class B	131,562	12,804,929
Total		23,885,994
Airlines 0.3%
Delta Air Lines, Inc.	158,270	6,264,327
Southwest Airlines Co.	129,141	4,133,803
Total		10,398,130
Building Products 0.1%
Allegion PLC	16,752	861,555
Masco Corp.	66,551	1,561,952
Total		2,423,507
Commercial Services & Supplies 0.5%
ADT Corp. (The)	32,527	1,198,945
Cintas Corp.	18,841	1,246,144
Iron Mountain, Inc.	31,889	1,147,366
Pitney Bowes, Inc.	37,821	1,023,436
Republic Services, Inc.	49,886	1,962,017
Stericycle, Inc.(a)	15,805	1,878,424
Tyco International Ltd.	86,105	3,842,005
Waste Management, Inc.	80,749	3,792,781
Total		16,091,118

Common Stocks (continued)

Issuer	Shares	Value ($)
Construction & Engineering 0.1%
Fluor Corp.	29,707	2,195,050
Jacobs Engineering Group, Inc.(a)	24,692	1,331,146
Quanta Services, Inc.(a)	40,667	1,477,839
Total		5,004,035
Electrical Equipment 0.6%
AMETEK, Inc.	45,785	2,423,858
Eaton Corp. PLC	88,976	6,211,414
Emerson Electric Co.	130,983	8,385,532
Rockwell Automation, Inc.	25,840	3,013,202
Total		20,034,006
Industrial Conglomerates 2.3%
3M Co.	116,018	16,706,592
Danaher Corp.	112,292	8,602,690
General Electric Co.	1,871,741	48,627,831
Roper Industries, Inc.	18,626	2,804,331
Total		76,741,444
Machinery 1.6%
Caterpillar, Inc.	116,521	12,708,945
Cummins, Inc.	31,922	4,632,201
Deere & Co.	67,908	5,710,384
Dover Corp.	31,080	2,731,000
Flowserve Corp.	25,634	1,945,364
Illinois Tool Works, Inc.	70,855	6,250,120
Ingersoll-Rand PLC	46,856	2,820,731
Joy Global, Inc.	18,646	1,177,495
PACCAR, Inc.	66,210	4,158,650
Pall Corp.	20,469	1,726,970
Parker-Hannifin Corp.	27,796	3,210,438
Pentair PLC	36,345	2,474,004
Snap-On, Inc.	10,873	1,358,581
Stanley Black & Decker, Inc.	29,129	2,665,304
Xylem, Inc.	34,300	1,278,018
Total		54,848,205
Professional Services 0.2%
Dun & Bradstreet Corp. (The)	6,908	810,861
Equifax, Inc.	22,774	1,793,680
Nielsen NV	56,585	2,658,929
Robert Half International, Inc.	25,659	1,288,339
Total		6,551,809

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
10

Columbia Large Cap Index Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Road & Rail 1.0%
CSX Corp.	187,473	5,794,790
Kansas City Southern	20,597	2,376,070
Norfolk Southern Corp.	57,796	6,184,172
Ryder System, Inc.	9,931	897,167
Union Pacific Corp.	169,078	17,798,841
Total		33,051,040
Trading Companies & Distributors 0.1%
Fastenal Co.	50,963	2,307,605
WW Grainger, Inc.	11,372	2,799,786
Total		5,107,391
Total Industrials		340,087,863
Information Technology 18.9%
Communications Equipment 1.6%
Cisco Systems, Inc.	956,184	23,895,038
F5 Networks, Inc.(a)	14,133	1,755,177
Harris Corp.	19,883	1,419,447
Juniper Networks, Inc.	88,426	2,050,599
Motorola Solutions, Inc.	42,231	2,508,522
QUALCOMM, Inc.	315,049	23,975,229
Total		55,604,012
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	29,334	3,021,695
Corning, Inc.	244,235	5,094,742
FLIR Systems, Inc.	26,439	893,374
Jabil Circuit, Inc.	34,529	745,136
TE Connectivity Ltd.	76,291	4,781,920
Total		14,536,867
Internet Software & Services 3.1%
Akamai Technologies, Inc.(a)	33,227	2,007,575
eBay, Inc.(a)	212,898	11,815,839
Facebook, Inc., Class A(a)	320,950	24,013,479
Google, Inc., Class A(a)	52,874	30,791,703
Google, Inc., Class C(a)	52,874	30,222,778
VeriSign, Inc.(a)	23,067	1,316,549
Yahoo!, Inc.(a)	174,769	6,730,354
Total		106,898,277

Common Stocks (continued)

Issuer	Shares	Value ($)
IT Services 3.3%
Accenture PLC, Class A	118,167	9,578,617
Alliance Data Systems Corp.(a)	10,120	2,678,157
Automatic Data Processing, Inc.	89,990	7,512,365
Cognizant Technology Solutions Corp., Class A(a)	113,572	5,193,647
Computer Sciences Corp.	27,043	1,616,901
Fidelity National Information Services, Inc.	53,723	3,048,780
Fiserv, Inc.(a)	46,524	2,999,402
International Business Machines Corp.	177,592	34,150,942
MasterCard, Inc., Class A	187,560	14,218,924
Paychex, Inc.	60,424	2,516,660
Teradata Corp.(a)	29,438	1,344,433
Total System Services, Inc.	31,002	975,323
Visa, Inc., Class A	93,836	19,942,027
Western Union Co. (The)	100,589	1,757,290
Xerox Corp.	203,905	2,815,928
Total		110,349,396
Semiconductors & Semiconductor Equipment 2.4%
Altera Corp.	58,472	2,066,400
Analog Devices, Inc.	58,634	2,997,370
Applied Materials, Inc.	227,232	5,250,195
Avago Technologies Ltd.	46,980	3,856,588
Broadcom Corp., Class A	103,736	4,085,124
First Solar, Inc.(a)	13,265	924,305
Intel Corp.	929,170	32,446,616
KLA-Tencor Corp.	30,954	2,365,505
Lam Research Corp.	30,259	2,175,925
Linear Technology Corp.	44,153	1,991,742
Microchip Technology, Inc.	37,385	1,825,510
Micron Technology, Inc.(a)	199,796	6,513,350
NVIDIA Corp.	104,144	2,025,601
Texas Instruments, Inc.	201,469	9,706,776
Xilinx, Inc.	50,171	2,119,725
Total		80,350,732
Software 3.6%
Adobe Systems, Inc.(a)	86,403	6,212,376
Autodesk, Inc.(a)	42,533	2,281,470
CA, Inc.	59,524	1,680,958

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
11

Columbia Large Cap Index Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Citrix Systems, Inc.(a)	30,582	2,148,691
Electronic Arts, Inc.(a)	58,711	2,221,624
Intuit, Inc.	52,988	4,407,542
Microsoft Corp.	1,403,087	63,742,242
Oracle Corp.	640,855	26,614,708
Red Hat, Inc.(a)	35,341	2,152,974
Salesforce.com, Inc.(a)	105,442	6,230,568
Symantec Corp.	129,110	3,134,791
Total		120,827,944
Technology Hardware, Storage & Peripherals 4.5%
Apple, Inc.	1,125,469	115,360,573
EMC Corp.	382,143	11,284,683
Hewlett-Packard Co.	349,303	13,273,514
NetApp, Inc.	61,834	2,606,921
SanDisk Corp.	42,225	4,136,361
Seagate Technology PLC	60,951	3,814,314
Western Digital Corp.	39,046	4,022,128
Total		154,498,494
Total Information Technology		643,065,722
Materials 3.4%
Chemicals 2.5%
Air Products & Chemicals, Inc.	39,620	5,277,780
Airgas, Inc.	12,483	1,377,874
CF Industries Holdings, Inc.	9,717	2,503,780
Dow Chemical Co. (The)	224,742	12,034,934
Eastman Chemical Co.	28,047	2,313,036
Ecolab, Inc.	50,428	5,790,143
EI du Pont de Nemours & Co.	171,412	11,332,047
FMC Corp.	24,855	1,643,910
International Flavors & Fragrances, Inc.	15,171	1,541,222
LyondellBasell Industries NV, Class A	77,758	8,891,627
Monsanto Co.	97,837	11,314,849
Mosaic Co. (The)	60,383	2,883,892
PPG Industries, Inc.	25,807	5,312,629
Praxair, Inc.	54,677	7,192,759
Sherwin-Williams Co. (The)	15,811	3,448,537
Sigma-Aldrich Corp.	22,179	2,306,616
Total		85,165,635

Common Stocks (continued)

Issuer	Shares	Value ($)
Construction Materials 0.1%
Martin Marietta Materials, Inc.	11,340	1,485,087
Vulcan Materials Co.	24,419	1,547,676
Total		3,032,763
Containers & Packaging 0.2%
Avery Dennison Corp.	17,769	855,222
Ball Corp.	26,027	1,668,331
Bemis Co., Inc.	18,824	766,890
MeadWestvaco Corp.	31,337	1,347,491
Owens-Illinois, Inc.(a)	30,812	948,701
Sealed Air Corp.	36,269	1,309,311
Total		6,895,946
Metals & Mining 0.5%
Alcoa, Inc.	218,810	3,634,434
Allegheny Technologies, Inc.	20,263	854,491
Freeport-McMoRan, Inc.	193,881	7,051,452
Newmont Mining Corp.	93,051	2,520,751
Nucor Corp.	59,440	3,228,781
Total		17,289,909
Paper & Forest Products 0.1%
International Paper Co.	80,860	3,917,667
Total Materials		116,301,920
Telecommunication Services 2.3%
Diversified Telecommunication Services 2.3%
AT&T, Inc.	968,745	33,867,325
CenturyLink, Inc.	106,907	4,382,118
Frontier Communications Corp.	187,081	1,272,151
Verizon Communications, Inc.	772,966	38,509,166
Windstream Holdings, Inc.	112,488	1,271,114
Total		79,301,874
Total Telecommunication Services		79,301,874
Utilities 2.9%
Electric Utilities 1.7%
American Electric Power Co., Inc.	91,105	4,892,338
Duke Energy Corp.	132,007	9,767,198
Edison International	60,816	3,596,658
Entergy Corp.	33,485	2,592,074
Exelon Corp.	160,283	5,356,658

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
12

Columbia Large Cap Index Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
FirstEnergy Corp.	78,377	2,683,628
NextEra Energy, Inc.	81,403	8,014,125
Northeast Utilities	58,976	2,706,409
Pepco Holdings, Inc.	46,859	1,291,434
Pinnacle West Capital Corp.	20,599	1,173,113
PPL Corp.	124,006	4,294,328
Southern Co. (The)	166,272	7,382,477
Xcel Energy, Inc.	93,691	3,002,797
Total		56,753,237
Gas Utilities —%
AGL Resources, Inc.	22,263	1,186,841
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	123,203	1,870,222
NRG Energy, Inc.	62,948	1,937,539
Total		3,807,761
Multi-Utilities 1.1%
Ameren Corp.	45,289	1,811,107
CenterPoint Energy, Inc.	80,219	1,992,640
CMS Energy Corp.	50,306	1,536,345
Consolidated Edison, Inc.	54,669	3,164,788
Dominion Resources, Inc.	108,565	7,623,434
DTE Energy Co.	33,037	2,585,145
Integrys Energy Group, Inc.	14,927	1,013,394

Common Stocks (continued)

Issuer	Shares	Value ($)
NiSource, Inc.	58,772	2,331,485
PG&E Corp.	86,749	4,032,094
Public Service Enterprise Group, Inc.	94,430	3,530,738
SCANA Corp.	26,426	1,372,567
Sempra Energy	42,553	4,509,342
TECO Energy, Inc.	43,550	788,255
Wisconsin Energy Corp.	42,095	1,908,166
Total		38,199,500
Total Utilities		99,947,339
Total Common Stocks (Cost: $2,085,945,759)		3,322,397,602

Money Market Funds 2.8%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.100%(c)(f)	97,131,815	97,131,815
Total Money Market Funds (Cost: $97,131,815)		97,131,815
Total Investments (Cost: $2,183,077,574)		3,419,529,417
Other Assets & Liabilities, Net		(8,862,476)
Net Assets		3,410,666,941

Investments in Derivatives

Futures Contracts Outstanding at August 31, 2014

At August 31, 2014, securities totaling $7,131,282 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500	178	USD	89,062,300	09/2014	3,594,749	—

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at August 31, 2014 was $60, which represents less than 0.01% of net assets. Information concerning such security holdings at August 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Five Star Quality Care, Inc.	01/02/2002	2
Kinder Morgan Management LLC	09/26/2002 - 05/20/2008	14

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
13

Columbia Large Cap Index Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Ameriprise Financial, Inc.	1,179,415	5,589	(120,314)	40,855	1,105,545	41,692	4,457,060
Columbia Short-Term Cash Fund	42,522,199	224,002,923	(169,393,307)	—	97,131,815	33,379	97,131,815
Total	43,701,614	224,008,512	(169,513,621)	40,855	98,237,360	75,071	101,588,875

(d)  Represents fractional shares.

(e)  This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(f)  The rate shown is the seven-day current annualized yield at August 31, 2014.

Currency Legend

USD  US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
14

Columbia Large Cap Index Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	395,800,525	—	—	395,800,525
Consumer Staples	312,170,675	—	—	312,170,675
Energy	345,884,529	59	—	345,884,588
Financials	536,022,196	—	—	536,022,196
Health Care	453,814,899	1	—	453,814,900
Industrials	340,087,863	—	—	340,087,863
Information Technology	643,065,722	—	—	643,065,722
Materials	116,301,920	—	—	116,301,920
Telecommunication Services	79,301,874	—	—	79,301,874
Utilities	99,947,339	—	—	99,947,339
Total Equity Securities	3,322,397,542	60	—	3,322,397,602
Mutual Funds
Money Market Funds	97,131,815	—	—	97,131,815
Total Mutual Funds	97,131,815	—	—	97,131,815
Investments in Securities	3,419,529,357	60	—	3,419,529,417
Derivatives
Assets
Futures Contracts	3,594,749	—	—	3,594,749
Total	3,423,124,106	60	—	3,423,124,166

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
15

Columbia Large Cap Index Fund

Statement of Assets and Liabilities

August 31, 2014 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $2,084,840,214)	$3,317,940,542
Affiliated issuers (identified cost $98,237,360)	101,588,875
Total investments (identified cost $2,183,077,574)	3,419,529,417
Cash	4,103
Receivable for:
Capital shares sold	3,664,369
Dividends	7,042,840
Variation margin	244,668
Expense reimbursement due from Investment Manager	130
Total assets	3,430,485,527
Liabilities
Payable for:
Capital shares purchased	19,615,662
Variation margin	7,832
Investment management fees	9,364
Distribution and/or service fees	6,627
Administration fees	9,364
Compensation of board members	167,971
Other expenses	1,766
Total liabilities	19,818,586
Net assets applicable to outstanding capital stock	$3,410,666,941
Represented by
Paid-in capital	$2,170,496,254
Undistributed net investment income	28,154,851
Accumulated net realized loss	(28,030,756)
Unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	1,233,100,328
Investments — affiliated issuers	3,351,515
Futures contracts	3,594,749
Total — representing net assets applicable to outstanding capital stock	$3,410,666,941

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
16

Columbia Large Cap Index Fund

Statement of Assets and Liabilities (continued)

August 31, 2014 (Unaudited)

Class A
Net assets	$955,290,192
Shares outstanding	24,594,767
Net asset value per share	$38.84
Class B
Net assets	$247,754
Shares outstanding	6,379
Net asset value per share	$38.84
Class I
Net assets	$2,751
Shares outstanding	70
Net asset value per share(a)	$39.05
Class R5
Net assets	$135,661,453
Shares outstanding	3,432,477
Net asset value per share	$39.52
Class Z
Net assets	$2,319,464,791
Shares outstanding	59,412,000
Net asset value per share	$39.04

(a) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
17

Columbia Large Cap Index Fund

Statement of Operations

Six Months Ended August 31, 2014 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$32,917,006
Dividends — affiliated issuers	75,071
Foreign taxes withheld	(5,577)
Total income	32,986,500
Expenses:
Investment management fees	1,650,390
Distribution and/or service fees
Class A	1,056,326
Class B	1,225
Administration fees	1,650,390
Compensation of board members	35,463
Other	5,484
Total expenses	4,399,278
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(40,948)
Expense reductions	(5,884)
Total net expenses	4,352,446
Net investment income	28,634,054
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	8,501,251
Investments — affiliated issuers	40,855
Futures contracts	4,338,820
Net realized gain	12,880,926
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	233,419,211
Investments — affiliated issuers	564,675
Futures contracts	2,958,705
Net change in unrealized appreciation (depreciation)	236,942,591
Net realized and unrealized gain	249,823,517
Net increase in net assets resulting from operations	$278,457,571

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
18

Columbia Large Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
Operations
Net investment income	$28,634,054	$51,430,402
Net realized gain	12,880,926	6,747,490
Net change in unrealized appreciation (depreciation)	236,942,591	567,426,528
Net increase in net assets resulting from operations	278,457,571	625,604,420
Distributions to shareholders
Net investment income
Class A	(1,987,531)	(10,466,528)
Class B	(287)	(2,117)
Class I	(7)	(61)
Class R5	(329,256)	(1,139,886)
Class Z	(6,424,626)	(37,934,014)
Total distributions to shareholders	(8,741,707)	(49,542,606)
Increase (decrease) in net assets from capital stock activity	(62,564,962)	121,836,159
Total increase in net assets	207,150,902	697,897,973
Net assets at beginning of period	3,203,516,039	2,505,618,066
Net assets at end of period	$3,410,666,941	$3,203,516,039
Undistributed net investment income	$28,154,851	$8,262,504

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
19

Columbia Large Cap Index Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	5,717,267	212,115,897	9,195,065	304,489,416
Distributions reinvested	50,353	1,897,823	292,428	9,969,572
Redemptions	(3,387,114)	(126,088,181)	(5,931,914)	(194,976,467)
Net increase	2,380,506	87,925,539	3,555,579	119,482,521
Class B shares
Subscriptions	285	10,597	77	2,589
Distributions reinvested	7	266	58	1,986
Redemptions(a)	(1,182)	(42,591)	(7,445)	(229,990)
Net decrease	(890)	(31,728)	(7,310)	(225,415)
Class I shares
Redemptions	(33)	(1,200)	—	—
Net decrease	(33)	(1,200)	—	—
Class R5 shares
Subscriptions	996,710	37,215,896	2,961,184	100,202,156
Distributions reinvested	7,978	305,874	29,415	1,037,128
Redemptions	(273,018)	(10,304,290)	(289,884)	(10,149,666)
Net increase	731,670	27,217,480	2,700,715	91,089,618
Class Z shares
Subscriptions	4,185,158	154,375,230	12,109,711	403,555,317
Distributions reinvested	131,849	4,993,106	848,375	29,003,243
Redemptions	(9,018,702)	(337,043,389)	(15,825,212)	(521,069,125)
Net decrease	(4,701,695)	(177,675,053)	(2,867,126)	(88,510,565)
Total net increase (decrease)	(1,590,442)	(62,564,962)	3,381,858	121,836,159

(a) Includes conversions of Class B shares to Class A shares, if any.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
20

Columbia Large Cap Index Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class A	(Unaudited)		2014		2013		2012		2011	2010
Per share data
Net asset value, beginning of period	$35.85		$29.16		$26.35		$25.62		$21.30	$14.14
Income from investment operations:
Net investment income	0.29		0.53		0.50		0.42		0.37	0.34
Net realized and unrealized gain	2.79		6.67		2.88		0.74		4.30	7.15
Total from investment operations	3.08		7.20		3.38		1.16		4.67	7.49
Less distributions to shareholders:
Net investment income	(0.09)		(0.51)		(0.57)		(0.43)		(0.35)	(0.33)
Total distributions to shareholders	(0.09)		(0.51)		(0.57)		(0.43)		(0.35)	(0.33)
Proceeds from regulatory settlements	—		—		—		—		—	0.00	(a)
Net asset value, end of period	$38.84		$35.85		$29.16		$26.35		$25.62	$21.30
Total return	8.59%		24.80%		12.98%		4.67%		22.09%	53.09%
Ratios to average net assets(b)
Total gross expenses	0.45	%(c)	0.45%		0.45	%(d)	0.45%		0.45%	0.45	%(d)
Total net expenses(e)	0.45	%(c)(f)	0.45	%(f)	0.44	%(d)(f)	0.42	%(f)	0.39%	0.39	%(d)
Net investment income	1.57	%(c)	1.63%		1.85%		1.72%		1.64%	1.75%
Supplemental data
Net assets, end of period (in thousands)	$955,290		$796,430		$544,128		$472,381		$383,538	$268,091
Portfolio turnover	3%		3%		7%		6%		2%	7%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
21

Columbia Large Cap Index Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class B	(Unaudited)		2014		2013		2012		2011	2010
Per share data
Net asset value, beginning of period	$35.93		$29.24		$26.44		$25.70		$21.37	$14.20
Income from investment operations:
Net investment income	0.15		0.28		0.28		0.22		0.20	0.19
Net realized and unrealized gain	2.80		6.69		2.89		0.76		4.32	7.18
Total from investment operations	2.95		6.97		3.17		0.98		4.52	7.37
Less distributions to shareholders:
Net investment income	(0.04)		(0.28)		(0.37)		(0.24)		(0.19)	(0.20)
Total distributions to shareholders	(0.04)		(0.28)		(0.37)		(0.24)		(0.19)	(0.20)
Proceeds from regulatory settlements	—		—		—		—		—	0.00	(a)
Net asset value, end of period	$38.84		$35.93		$29.24		$26.44		$25.70	$21.37
Total return	8.23%		23.88%		12.08%		3.90%		21.22%	51.94%
Ratios to average net assets(b)
Total gross expenses	1.20	%(c)	1.20%		1.20	%(d)	1.20%		1.20%	1.20	%(d)
Total net expenses(e)	1.20	%(c)(f)	1.20	%(f)	1.18	%(d)(f)	1.17	%(f)	1.14%	1.14	%(d)
Net investment income	0.79	%(c)	0.86%		1.04%		0.90%		0.87%	1.01%
Supplemental data
Net assets, end of period (in thousands)	$248		$261		$426		$1,305		$3,550	$3,769
Portfolio turnover	3%		3%		7%		6%		2%	7%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
22

Columbia Large Cap Index Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,			Year Ended February 29,
Class I	(Unaudited)		2014	2013		2012(a)
Per share data
Net asset value, beginning of period	$36.01		$29.28	$26.45		$24.22
Income from investment operations:
Net investment income	0.34		0.62	0.57		0.15
Net realized and unrealized gain	2.80		6.70	2.89		2.49
Total from investment operations	3.14		7.32	3.46		2.64
Less distributions to shareholders:
Net investment income	(0.10)		(0.59)	(0.63)		(0.41)
Total distributions to shareholders	(0.10)		(0.59)	(0.63)		(0.41)
Net asset value, end of period	$39.05		$36.01	$29.28		$26.45
Total return	8.73%		25.12%	13.28%		11.08%
Ratios to average net assets(b)
Total gross expenses	0.16	%(c)	0.22%	0.22	%(d)	0.15	%(c)
Total net expenses(e)	0.16	%(c)	0.20%	0.19	%(d)	0.15	%(c)
Net investment income	1.82	%(c)	1.88%	2.09%		2.06	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3		$4	$3		$3
Portfolio turnover	3%		3%	7%		6%

Notes to Financial Highlights

(a)  Based on operations from November 16, 2011 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
23

Columbia Large Cap Index Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,
Class R5	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$36.45		$29.63	$27.28
Income from investment operations:
Net investment income	0.34		0.68	0.21
Net realized and unrealized gain	2.83		6.74	2.68
Total from investment operations	3.17		7.42	2.89
Less distributions to shareholders:
Net investment income	(0.10)		(0.60)	(0.54)
Total distributions to shareholders	(0.10)		(0.60)	(0.54)
Net asset value, end of period	$39.52		$36.45	$29.63
Total return	8.71%		25.14%	10.73%
Ratios to average net assets(b)
Total gross expenses	0.20	%(c)	0.20%	0.14	%(c)
Total net expenses(d)	0.20	%(c)	0.20%	0.14	%(c)
Net investment income	1.81	%(c)	1.96%	2.48	%(c)
Supplemental data
Net assets, end of period (in thousands)	$135,661		$98,439	$3
Portfolio turnover	3%		3%	7%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
24

Columbia Large Cap Index Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class Z	(Unaudited)		2014		2013		2012		2011	2010
Per share data
Net asset value, beginning of period	$36.00		$29.28		$26.45		$25.72		$21.37	$14.18
Income from investment operations:
Net investment income	0.33		0.62		0.57		0.48		0.43	0.38
Net realized and unrealized gain	2.81		6.69		2.89		0.74		4.33	7.19
Total from investment operations	3.14		7.31		3.46		1.22		4.76	7.57
Less distributions to shareholders:
Net investment income	(0.10)		(0.59)		(0.63)		(0.49)		(0.41)	(0.38)
Total distributions to shareholders	(0.10)		(0.59)		(0.63)		(0.49)		(0.41)	(0.38)
Proceeds from regulatory settlements	—		—		—		—		—	0.00	(a)
Net asset value, end of period	$39.04		$36.00		$29.28		$26.45		$25.72	$21.37
Total return	8.74%		25.09%		13.28%		4.91%		22.44%	53.49%
Ratios to average net assets(b)
Total gross expenses	0.20	%(c)	0.20%		0.20	%(d)	0.20%		0.20%	0.20	%(d)
Total net expenses(e)	0.20	%(c)(f)	0.20	%(f)	0.19	%(d)(f)	0.16	%(f)	0.14%	0.14	%(d)
Net investment income	1.79	%(c)	1.88%		2.06%		1.95%		1.88%	2.00%
Supplemental data
Net assets, end of period (in thousands)	$2,319,465		$2,308,382		$1,961,058		$3,148,041		$3,050,979	$2,412,760
Portfolio turnover	3%		3%		7%		6%		2%	7%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
25

Columbia Large Cap Index Fund

Notes to Financial Statements

August 31, 2014 (Unaudited)

Note 1. Organization

Columbia Large Cap Index Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class I, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are not subject to any front-end sales charge or contingent deferred sales charge (CDSC).

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

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26

Columbia Large Cap Index Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into

Semiannual Report 2014
27

Columbia Large Cap Index Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or if the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at August 31, 2014:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	3,594,749	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended August 31, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	4,338,820
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	2,958,705

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended August 31, 2014:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	75,755,525

*Based on the ending quarterly outstanding amounts for the six months ended August 31, 2014.

Semiannual Report 2014
28

Columbia Large Cap Index Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the extent actual information has not yet been reported by the REITs, estimates for return of capital are made by the Fund's management. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for the BDCs, ETFs, and RICs.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Semiannual Report 2014
29

Columbia Large Cap Index Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to 0.10% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.10% of the Fund's average daily net assets.

The Investment Manager, from the administration fee it receives from the Fund, pays all operating expenses of the Fund, with the exception of brokerage fees and commissions, interest, taxes, fees and expenses of Trustees who are not officers, directors or employees of the Investment Manager or its affiliates, distribution and/or shareholder servicing and plan administration fees and any extraordinary non-recurring expenses that may arise, including litigation expenses.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2014, other expenses paid by the Fund to this company were $2,846.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The transfer agent fees are payable by the Investment Manager. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent also receives compensation from the Investment Manager for various shareholder services and reimbursements for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2014, these minimum account balance fees reduced total expenses of the Fund by $5,884.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B shares of the Fund and the payment of a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B shares of the Fund.

Semiannual Report 2014
30

Columbia Large Cap Index Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through June 30, 2015
Class A	0.45%
Class B	1.20
Class I	0.20
Class R5	0.20
Class Z	0.20

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2014, the cost of investments for federal income tax purposes was approximately $2,183,078,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,380,096,000
Unrealized depreciation	(143,644,000)
Net unrealized appreciation	$1,236,452,000

The following capital loss carryforwards, determined as of February 28, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	189,279

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat post-October capital losses of $9,470,345 at February 28, 2014 as arising on March 1, 2014.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, aggregated to $82,994,968 and $120,690,763, respectively, for the six months ended August 31, 2014. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At August 31, 2014, two unaffiliated shareholders of record owned 34.6% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Semiannual Report 2014
31

Columbia Large Cap Index Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended August 31, 2014.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014
32

Columbia Large Cap Index Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Large Cap Index Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2014, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed expense caps for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 9-11, 2014 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the successful implementation of a globalization initiative, which, among other things, increased worldwide analyst support for global products, the reorganization of the Informational Technology research team, the hiring of additional personnel to assist the Asset Allocation team and the global restructuring of the Senior Operational team. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain its key portfolio management personnel. The Independent Trustees also recalled Columbia Management's representation that additional staff has been added to support the vigorous application of the "5P" review process, to which all internally-managed Funds are subject.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2013 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Semiannual Report 2014
33

Columbia Large Cap Index Fund

Approval of Investment Management Services Agreement (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the 2013 report provided by an independent consulting firm, Bobroff Consulting (the Independent Consultant), that concluded that the Funds' standardized investment management fee rates were within a reasonable range. The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer universe's median expense ratio shown in the reports. It was observed that various proposals concerning the Funds' transfer agency and sub-transfer agency fee structures, and other changes impacting the Funds' pricing structure and fees, are expected to be considered at a later Board meeting which, if adopted, would alter the current pricing philosophy. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that: (i) the Independent Consultant concluded that 2012 profitability was reasonable; (ii) 2013 profitability only moderately exceeded 2012 levels; and (iii) 2013 profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Independent Trustees took into account that IMS fees are currently at a very low rate (.10%); thus, economies of scale were not considered to be a material factor in evaluating the fee.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 11, 2014, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2014
34

Columbia Large Cap Index Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
35

Columbia Large Cap Index Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR175_02_D01_(10/14)

Semiannual Report

August 31, 2014

Columbia Marsico Focused Equities Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

Continued Economic Recovery

The U.S. economy improved along with a warm-up in the weather during the second quarter of 2014. Economic data generally beat expectations with positive news from major market sectors. Strong hiring brought unemployment down to 6.1%. Manufacturing activity remained robust. Personal income growth was healthy with accelerated wage gains, an increased savings rate of 4.8% and a 35-year low in household debt as a percentage of income. After a slow start, the housing market showed renewed strength. Sales rose and pending sales, a key indicator of future activity, rose strongly near the end of the quarter. Consumer spending was somewhat lackluster, but consumer confidence rose to a post-recession high.

Against this backdrop, the Federal Reserve (the Fed) maintained a steady hand, while central banks outside of the United States took steps to stimulate growth. Investors were the beneficiaries of a stable environment and accommodative monetary policy. Equity markets stabilized at high levels with the S&P 500 Index setting a new record high above 1900. Every major asset class delivered gains for the period. All 10 sectors within the S&P 500 Index delivered gains, led by energy, utilities and technology. Large- and mid-cap stocks outperformed small-cap stocks by a considerable margin.

Interest rates moved lower, resulting in positive returns for most domestic fixed-income sectors. The Barclays U.S. Aggregate Bond Index returned 2.04%, while mortgage and securitized bonds, investment-grade and high-yield corporate and municipal bonds returned around 2.50% for the second quarter of 2014. U.S. convertible bonds and Treasury Inflation Protected Securities generated somewhat stronger returns. Emerging-market bonds were the period's best fixed-income performers, with returns in line with U.S. equities.

Stay on Track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities. The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia Marsico Focused Equities Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	10
Statement of Changes in Net Assets	11
Financial Highlights	13
Notes to Financial Statements	20
Approval of Investment Management Services and Subadvisory Agreements	26
Important Information About This Report	29

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Marsico Focused Equities Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Marsico Focused Equities Fund (the Fund) Class A shares returned 6.59% excluding sales charges for the six-month period that ended August 31, 2014.

>  The Fund underperformed its benchmark, the S&P 500 Index, which returned 8.84% during the same six-month period.

Average Annual Total Returns (%) (for period ended August 31, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	12/31/97
Excluding sales charges		6.59	30.21	16.92	9.28
Including sales charges		0.48	22.74	15.55	8.64
Class B	12/31/97
Excluding sales charges		6.20	29.27	16.05	8.46
Including sales charges		1.38	24.67	15.83	8.46
Class C	12/31/97
Excluding sales charges		6.22	29.24	16.06	8.47
Including sales charges		5.26	28.32	16.06	8.47
Class I *	09/27/10	6.90	30.86	17.42	9.52
Class R4 *	11/08/12	6.78	30.57	17.03	9.33
Class R5 *	12/11/13	6.80	30.57	16.99	9.31
Class Z	12/31/97	6.71	30.50	17.21	9.55
S&P 500 Index		8.84	25.25	16.88	8.38

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one class of shares at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
2

Columbia Marsico Focused Equities Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at August 31, 2014)
Gilead Sciences, Inc.	8.6
Facebook, Inc., Class A	6.3
Biogen Idec, Inc.	5.8
Canadian Pacific Railway Ltd.	5.4
Walt Disney Co. (The)	4.3
Schlumberger Ltd.	4.2
Starwood Hotels & Resorts Worldwide, Inc.	4.1
Visa, Inc., Class A	4.0
Priceline Group, Inc. (The)	4.0
Google, Inc., Class A	4.0

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at August 31, 2014)
Common Stocks	98.5
Consumer Discretionary	26.8
Consumer Staples	2.3
Energy	9.1
Financials	3.9
Health Care	21.4
Industrials	7.8
Information Technology	20.0
Materials	7.2
Money Market Funds	1.5
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Marsico Capital Management, LLC

Thomas Marsico

Coralie Witter, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2014 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2014
3

Columbia Marsico Focused Equities Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2014 – August 31, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,065.90	1,018.85	6.28	6.14	1.22
Class B	1,000.00	1,000.00	1,062.00	1,015.11	10.13	9.90	1.97
Class C	1,000.00	1,000.00	1,062.20	1,015.11	10.13	9.90	1.97
Class I	1,000.00	1,000.00	1,069.00	1,021.39	3.66	3.58	0.71
Class R4	1,000.00	1,000.00	1,067.80	1,020.09	5.00	4.89	0.97
Class R5	1,000.00	1,000.00	1,068.00	1,020.84	4.23	4.13	0.82
Class Z	1,000.00	1,000.00	1,067.10	1,020.09	5.00	4.89	0.97

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2014
4

Columbia Marsico Focused Equities Fund

Portfolio of Investments

August 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.4%

Issuer	Shares	Value ($)
Consumer Discretionary 26.8%
Automobiles 1.8%
Tesla Motors, Inc.(a)	72,584	19,575,905
Hotels, Restaurants & Leisure 10.9%
Starbucks Corp.	438,858	34,147,541
Starwood Hotels & Resorts Worldwide, Inc.	533,181	45,075,122
Wynn Resorts Ltd.	218,661	42,175,333
Total		121,397,996
Internet & Catalog Retail 3.9%
Priceline Group, Inc. (The)(a)	35,468	44,133,187
Media 7.9%
Comcast Corp., Class A	735,852	40,273,180
Walt Disney Co. (The)	531,959	47,812,475
Total		88,085,655
Specialty Retail 2.3%
Home Depot, Inc. (The)	272,527	25,481,275
Total Consumer Discretionary		298,674,018
Consumer Staples 2.3%
Food Products 2.3%
Keurig Green Mountain, Inc.	195,289	26,035,929
Total Consumer Staples		26,035,929
Energy 9.1%
Energy Equipment & Services 6.0%
Halliburton Co.	307,190	20,769,116
Schlumberger Ltd.	419,461	45,989,704
Total		66,758,820
Oil, Gas & Consumable Fuels 3.1%
Continental Resources, Inc.(a)	213,926	34,504,124
Total Energy		101,262,944
Financials 3.9%
Capital Markets 2.0%
Charles Schwab Corp. (The)	775,334	22,104,772
Consumer Finance 1.9%
American Express Co.	241,712	21,645,310
Total Financials		43,750,082

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care 21.3%
Biotechnology 16.2%
Biogen Idec, Inc.(a)	185,019	63,468,918
Celgene Corp.(a)	242,408	23,033,608
Gilead Sciences, Inc.(a)	882,692	94,960,005
Total		181,462,531
Health Care Providers & Services 2.8%
HCA Holdings, Inc.(a)	446,188	31,152,846
Pharmaceuticals 2.3%
Pacira Pharmaceuticals, Inc.(a)	236,880	25,644,629
Total Health Care		238,260,006
Industrials 7.8%
Aerospace & Defense 2.5%
General Dynamics Corp.	229,056	28,231,152
Road & Rail 5.3%
Canadian Pacific Railway Ltd.	295,228	59,222,737
Total Industrials		87,453,889
Information Technology 20.0%
Internet Software & Services 10.6%
Facebook, Inc., Class A(a)	926,133	69,293,271
Google, Inc., Class A(a)	75,538	43,990,310
LinkedIn Corp., Class A(a)	24,968	5,636,526
Total		118,920,107
IT Services 4.0%
Visa, Inc., Class A	207,804	44,162,506
Semiconductors & Semiconductor Equipment 2.2%
ASML Holding NV	249,443	23,976,461
Technology Hardware, Storage & Peripherals 3.2%
Apple, Inc.	353,607	36,244,718
Total Information Technology		223,303,792
Materials 7.2%
Chemicals 7.2%
Monsanto Co.	368,655	42,634,951
Sherwin-Williams Co. (The)	173,667	37,878,509
Total		80,513,460
Total Materials		80,513,460
Total Common Stocks (Cost: $736,847,322)		1,099,254,120

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
5

Columbia Marsico Focused Equities Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Money Market Funds 1.5%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.100%(b)(c)	16,343,123	16,343,123
Total Money Market Funds (Cost: $16,343,123)		16,343,123
Total Investments (Cost: $753,190,445)		1,115,597,243
Other Assets & Liabilities, Net		1,675,855
Net Assets		1,117,273,098

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at August 31, 2014.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	23,368,987	208,605,745	(215,631,609)	16,343,123	5,252	16,343,123

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
6

Columbia Marsico Focused Equities Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	298,674,018	—	—	298,674,018
Consumer Staples	26,035,929	—	—	26,035,929
Energy	101,262,944	—	—	101,262,944
Financials	43,750,082	—	—	43,750,082
Health Care	238,260,006	—	—	238,260,006
Industrials	87,453,889	—	—	87,453,889
Information Technology	223,303,792	—	—	223,303,792
Materials	80,513,460	—	—	80,513,460
Total Equity Securities	1,099,254,120	—	—	1,099,254,120
Mutual Funds
Money Market Funds	16,343,123	—	—	16,343,123
Total Mutual Funds	16,343,123	—	—	16,343,123
Total	1,115,597,243	—	—	1,115,597,243

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
7

Columbia Marsico Focused Equities Fund

Statement of Assets and Liabilities

August 31, 2014 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $736,847,322)	$1,099,254,120
Affiliated issuers (identified cost $16,343,123)	16,343,123
Total investments (identified cost $753,190,445)	1,115,597,243
Receivable for:
Investments sold	26,750,953
Capital shares sold	772,215
Dividends	413,375
Reclaims	125,995
Prepaid expenses	6,640
Other assets	4,783
Total assets	1,143,671,204
Liabilities
Payable for:
Investments purchased	23,581,629
Capital shares purchased	2,358,483
Investment management fees	20,810
Distribution and/or service fees	10,631
Transfer agent fees	232,039
Administration fees	1,735
Compensation of board members	144,678
Other expenses	48,101
Total liabilities	26,398,106
Net assets applicable to outstanding capital stock	$1,117,273,098
Represented by
Paid-in capital	$686,589,606
Excess of distributions over net investment income	(2,286,226)
Accumulated net realized gain	70,562,920
Unrealized appreciation (depreciation) on:
Investments	362,406,798
Total — representing net assets applicable to outstanding capital stock	$1,117,273,098

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
8

Columbia Marsico Focused Equities Fund

Statement of Assets and Liabilities (continued)

August 31, 2014 (Unaudited)

Class A
Net assets	$571,427,445
Shares outstanding	27,380,040
Net asset value per share	$20.87
Maximum offering price per share(a)	$22.14
Class B
Net assets	$8,218,956
Shares outstanding	477,898
Net asset value per share	$17.20
Class C
Net assets	$237,113,153
Shares outstanding	13,700,714
Net asset value per share	$17.31
Class I
Net assets	$2,666
Shares outstanding	121
Net asset value per share(b)	$21.96
Class R4
Net assets	$17,024,859
Shares outstanding	767,404
Net asset value per share	$22.19
Class R5
Net assets	$7,663,923
Shares outstanding	344,086
Net asset value per share	$22.27
Class Z
Net assets	$275,822,096
Shares outstanding	12,667,758
Net asset value per share	$21.77

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
9

Columbia Marsico Focused Equities Fund

Statement of Operations

Six Months Ended August 31, 2014 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$5,025,230
Dividends — affiliated issuers	5,252
Interest	92
Foreign taxes withheld	(68,411)
Total income	4,962,163
Expenses:
Investment management fees	3,679,691
Distribution and/or service fees
Class A	693,764
Class B	44,162
Class C	1,157,184
Transfer agent fees
Class A	548,867
Class B	8,727
Class C	228,910
Class R4	15,428
Class R5	1,668
Class Z	258,193
Administration fees	307,003
Compensation of board members	21,233
Custodian fees	5,361
Printing and postage fees	68,935
Registration fees	49,467
Professional fees	19,145
Line of credit interest expense	687
Other	11,339
Total expenses	7,119,764
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,278)
Expense reductions	(2,712)
Total net expenses	7,115,774
Net investment loss	(2,153,611)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	72,129,068
Foreign currency translations	(13,089)
Net realized gain	72,115,979
Net change in unrealized appreciation (depreciation) on:
Investments	(3,768,012)
Foreign currency translations	4,322
Net change in unrealized appreciation (depreciation)	(3,763,690)
Net realized and unrealized gain	68,352,289
Net increase in net assets resulting from operations	$66,198,678

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
10

Columbia Marsico Focused Equities Fund

Statement of Changes in Net Assets

	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014(a)
Operations
Net investment loss	$(2,153,611)	$(2,083,459)
Net realized gain	72,115,979	374,659,679
Net change in unrealized appreciation (depreciation)	(3,763,690)	27,361,680
Net increase in net assets resulting from operations	66,198,678	399,937,900
Distributions to shareholders
Net realized gains
Class A	(43,161,922)	(170,605,553)
Class B	(785,097)	(3,454,473)
Class C	(21,271,260)	(67,788,644)
Class I	(198)	(751)
Class R4	(1,166,244)	(908,593)
Class R5	(514,083)	(467)
Class Z	(19,224,468)	(75,591,871)
Total distributions to shareholders	(86,123,272)	(318,350,352)
Increase (decrease) in net assets from capital stock activity	(20,340,503)	(501,168,509)
Total decrease in net assets	(40,265,097)	(419,580,961)
Net assets at beginning of period	1,157,538,195	1,577,119,156
Net assets at end of period	$1,117,273,098	$1,157,538,195
Excess of distributions over net investment income	$(2,286,226)	$(132,615)

(a) Class R5 shares are based on operations from December 11, 2013 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
11

Columbia Marsico Focused Equities Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28, 2014(a)
	Shares	Dollars($)	Shares	Dollars($)
Capital stock activity
Class A shares
Subscriptions(b)	2,840,989	57,699,913	7,067,886	150,566,827
Distributions reinvested	1,525,695	29,751,053	6,258,648	125,665,169
Redemptions	(5,210,976)	(105,924,548)	(29,842,200)	(664,540,582)
Net decrease	(844,292)	(18,473,582)	(16,515,666)	(388,308,586)
Class B shares
Subscriptions	25,645	414,371	102,567	1,739,618
Distributions reinvested	22,532	362,540	93,608	1,579,933
Redemptions(b)	(166,861)	(2,823,655)	(407,274)	(7,720,689)
Net decrease	(118,684)	(2,046,744)	(211,099)	(4,401,138)
Class C shares
Subscriptions	814,369	13,366,500	2,357,613	40,917,705
Distributions reinvested	624,442	10,109,723	1,885,234	31,909,674
Redemptions	(1,493,768)	(25,427,353)	(2,735,924)	(52,329,957)
Net increase (decrease)	(54,957)	(1,951,130)	1,506,923	20,497,422
Class R4 shares
Subscriptions	522,953	11,603,859	210,609	4,907,728
Distributions reinvested	56,277	1,166,056	43,577	907,917
Redemptions	(46,205)	(987,877)	(19,917)	(458,531)
Net increase	533,025	11,782,038	234,269	5,357,114
Class R5 shares
Subscriptions	53,273	1,148,150	276,595	6,200,928
Distributions reinvested	24,718	513,892	—	—
Redemptions	(10,500)	(223,515)	—	—
Net increase	67,491	1,438,527	276,595	6,200,928
Class Z shares
Subscriptions	1,532,862	32,170,389	2,967,890	66,185,831
Distributions reinvested	673,037	13,682,852	2,588,091	53,355,729
Redemptions	(2,692,732)	(56,942,853)	(11,247,022)	(260,055,809)
Net decrease	(486,833)	(11,089,612)	(5,691,041)	(140,514,249)
Total net decrease	(904,250)	(20,340,503)	(20,400,019)	(501,168,509)

(a) Class R5 shares are based on operations from December 11, 2013 (commencement of operations) through the stated period end.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
12

Columbia Marsico Focused Equities Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class A	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$21.22		$20.84		$24.18		$23.53		$18.99		$12.76
Income from investment operations:
Net investment income (loss)	(0.03)		(0.02)		0.06		0.02		0.00	(a)	0.01
Net realized and unrealized gain	1.31		6.50		1.28		0.95		4.54		6.25
Total from investment operations	1.28		6.48		1.34		0.97		4.54		6.26
Less distributions to shareholders:
Net investment income	—		—		(0.11)		(0.01)		—		(0.02)
Net realized gains	(1.63)		(6.10)		(4.57)		(0.31)		—		—
Tax return of capital	—		—		—		—		—		(0.01)
Total distributions to shareholders	(1.63)		(6.10)		(4.68)		(0.32)		—		(0.03)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(a)
Net asset value, end of period	$20.87		$21.22		$20.84		$24.18		$23.53		$18.99
Total return	6.59%		34.77%		6.84%		4.26%		23.91%		49.12%
Ratios to average net assets(b)
Total gross expenses	1.22	%(c)(d)	1.21	%(d)	1.34%		1.36%		1.30	%(d)	1.31	%(d)
Total net expenses(e)	1.22	%(c)(d)(f)	1.21	%(d)(f)	1.29	%(f)	1.36	%(f)	1.30	%(d)(f)	1.30	%(d)(f)
Net investment income (loss)	(0.30	%)(c)	(0.07%)		0.28%		0.09%		0.01%		0.03%
Supplemental data
Net assets, end of period (in thousands)	$571,427		$598,791		$932,546		$1,137,240		$1,370,199		$1,599,661
Portfolio turnover	23%		95%		76%		90%		77%		77%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
13

Columbia Marsico Focused Equities Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class B	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$17.84		$18.35		$21.88		$21.48		$17.46		$11.80
Income from investment operations:
Net investment loss	(0.09)		(0.16)		(0.09)		(0.15)		(0.14)		(0.11)
Net realized and unrealized gain	1.08		5.61		1.13		0.86		4.16		5.77
Total from investment operations	0.99		5.45		1.04		0.71		4.02		5.66
Less distributions to shareholders:
Net realized gains	(1.63)		(5.96)		(4.57)		(0.31)		—		—
Tax return of capital	—		—		—		—		—		(0.00	)(a)
Total distributions to shareholders	(1.63)		(5.96)		(4.57)		(0.31)		—		(0.00	)(a)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(a)
Net asset value, end of period	$17.20		$17.84		$18.35		$21.88		$21.48		$17.46
Total return	6.20%		33.71%		6.09%		3.44%		23.02%		48.02%
Ratios to average net assets(b)
Total gross expenses	1.97	%(c)(d)	1.96	%(d)	2.09%		2.12%		2.05	%(d)	2.06	%(d)
Total net expenses(e)	1.97	%(c)(d)(f)	1.96	%(d)(f)	2.04	%(f)	2.12	%(f)	2.05	%(d)(f)	2.05	%(d)(f)
Net investment loss	(1.04	%)(c)	(0.84%)		(0.46%)		(0.70%)		(0.74%)		(0.72%)
Supplemental data
Net assets, end of period (in thousands)	$8,219		$10,640		$14,818		$23,745		$45,196		$62,935
Portfolio turnover	23%		95%		76%		90%		77%		77%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
14

Columbia Marsico Focused Equities Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class C	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$17.94		$18.42		$21.96		$21.55		$17.52		$11.84
Income from investment operations:
Net investment loss	(0.09)		(0.16)		(0.10)		(0.14)		(0.14)		(0.11)
Net realized and unrealized gain	1.09		5.64		1.13		0.86		4.17		5.79
Total from investment operations	1.00		5.48		1.03		0.72		4.03		5.68
Less distributions to shareholders:
Net realized gains	(1.63)		(5.96)		(4.57)		(0.31)		—		—
Tax return of capital	—		—		—		—		—		(0.00	)(a)
Total distributions to shareholders	(1.63)		(5.96)		(4.57)		(0.31)		—		(0.00	)(a)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(a)
Net asset value, end of period	$17.31		$17.94		$18.42		$21.96		$21.55		$17.52
Total return	6.22%		33.75%		6.02%		3.47%		23.00%		48.02%
Ratios to average net assets(b)
Total gross expenses	1.97	%(c)(d)	1.96	%(d)	2.09%		2.11%		2.05	%(d)	2.06	%(d)
Total net expenses(e)	1.97	%(c)(d)(f)	1.96	%(d)(f)	2.04	%(f)	2.11	%(f)	2.05	%(d)(f)	2.05	%(d)(f)
Net investment loss	(1.05	%)(c)	(0.85%)		(0.47%)		(0.66%)		(0.73%)		(0.72%)
Supplemental data
Net assets, end of period (in thousands)	$237,113		$246,747		$225,678		$262,048		$304,857		$298,344
Portfolio turnover	23%		95%		76%		90%		77%		77%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
15

Columbia Marsico Focused Equities Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,			Year Ended February 29,		Year Ended February 28,
Class I	(Unaudited)		2014		2013	2012		2011(a)
Per share data
Net asset value, beginning of period	$22.18		$21.53		$24.81	$24.04		$20.59
Income from investment operations:
Net investment income	0.02		0.09		0.17	0.10		0.00	(b)
Net realized and unrealized gain	1.39		6.74		1.32	1.07		3.52
Total from investment operations	1.41		6.83		1.49	1.17		3.52
Less distributions to shareholders:
Net investment income	—		—		(0.20)	(0.09)		(0.07)
Net realized gains	(1.63)		(6.18)		(4.57)	(0.31)		—
Total distributions to shareholders	(1.63)		(6.18)		(4.77)	(0.40)		(0.07)
Net asset value, end of period	$21.96		$22.18		$21.53	$24.81		$24.04
Total return	6.90%		35.39%		7.29%	5.04%		17.09%
Ratios to average net assets(c)
Total gross expenses	0.71	%(d)(e)	0.73	%(e)	0.88%	0.91%		0.89	%(d)
Total net expenses(f)	0.71	%(d)(e)	0.73	%(e)	0.86%	0.91	%(g)	0.89	%(d)(g)
Net investment income	0.21	%(d)	0.40%		0.71%	0.44%		0.00	%(b)(d)
Supplemental data
Net assets, end of period (in thousands)	$3		$3		$3	$3		$28,852
Portfolio turnover	23%		95%		76%	90%		77%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
16

Columbia Marsico Focused Equities Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$22.42		$21.72		$22.72
Income from investment operations:
Net investment income	(0.00	)(b)	0.00	(b)	0.01
Net realized and unrealized gain	1.40		6.84		2.25
Total from investment operations	1.40		6.84		2.26
Less distributions to shareholders:
Net investment income	—		—		(0.18)
Net realized gains	(1.63)		(6.14)		(3.08)
Total distributions to shareholders	(1.63)		(6.14)		(3.26)
Net asset value, end of period	$22.19		$22.42		$21.72
Total return	6.78%		35.07%		10.88%
Ratios to average net assets(c)
Total gross expenses	0.97	%(d)(e)	0.97	%(e)	1.03	%(d)
Total net expenses(f)	0.97	%(d)(e)(g)	0.97	%(e)(g)	0.99	%(d)
Net investment income (loss)	(0.04	%)(d)	0.02%		0.18	%(d)
Supplemental data
Net assets, end of period (in thousands)	$17,025		$5,255		$2
Portfolio turnover	23%		95%		76%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
17

Columbia Marsico Focused Equities Fund

Financial Highlights (continued)

Class R5	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28, 2014(a)
Per share data
Net asset value, beginning of period	$22.49		$25.48
Income from investment operations:
Net investment income	0.01		(0.00	)(b)
Net realized and unrealized gain	1.40		1.77
Total from investment operations	1.41		1.77
Less distributions to shareholders:
Net realized gains	(1.63)		(4.76)
Total distributions to shareholders	(1.63)		(4.76)
Net asset value, end of period	$22.27		$22.49
Total return	6.80%		8.59%
Ratios to average net assets(c)
Total gross expenses	0.82	%(d)(e)	0.81	%(d)(e)
Total net expenses(f)	0.82	%(d)(e)	0.81	%(d)(e)
Net investment income (loss)	0.09	%(d)	(0.02	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$7,664		$6,220
Portfolio turnover	23%		95%

Notes to Financial Highlights

(a)  Based on operations from December 11, 2013 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
18

Columbia Marsico Focused Equities Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class Z	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$22.04		$21.44		$24.73		$24.05		$19.39		$13.02
Income from investment operations:
Net investment income	(0.00	)(a)	0.04		0.13		0.08		0.06		0.05
Net realized and unrealized gain	1.36		6.70		1.31		0.97		4.64		6.39
Total from investment operations	1.36		6.74		1.44		1.05		4.70		6.44
Less distributions to shareholders:
Net investment income	—		—		(0.16)		(0.06)		(0.04)		(0.05)
Net realized gains	(1.63)		(6.14)		(4.57)		(0.31)		—		—
Tax return of capital	—		—		—		—		—		(0.02)
Total distributions to shareholders	(1.63)		(6.14)		(4.73)		(0.37)		(0.04)		(0.07)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(a)
Net asset value, end of period	$21.77		$22.04		$21.44		$24.73		$24.05		$19.39
Total return	6.71%		35.08%		7.12%		4.51%		24.23%		49.53%
Ratios to average net assets(b)
Total gross expenses	0.97	%(c)(d)	0.96	%(d)	1.09%		1.11%		1.05	%(d)	1.06	%(d)
Total net expenses(e)	0.97	%(c)(d)(f)	0.96	%(d)(f)	1.04	%(f)	1.11	%(f)	1.05	%(d)(f)	1.05	%(d)(f)
Net investment income (loss)	(0.04	%)(c)	0.16%		0.55%		0.34%		0.28%		0.28%
Supplemental data
Net assets, end of period (in thousands)	$275,822		$289,882		$404,071		$1,028,756		$1,101,015		$995,452
Portfolio turnover	23%		95%		76%		90%		77%		77%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
19

Columbia Marsico Focused Equities Fund

Notes to Financial Statements

August 31, 2014 (Unaudited)

Note 1. Organization

Columbia Marsico Focused Equities Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair

Semiannual Report 2014
20

Columbia Marsico Focused Equities Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the extent actual information has not yet been reported by the REITs, estimates for return of capital are made by the Fund's management. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for the BDCs, ETFs, and RICs.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital

Semiannual Report 2014
21

Columbia Marsico Focused Equities Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.71% to 0.54% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended August 31, 2014 was 0.68% of the Fund's average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Marsico Capital Management, LLC (Marsico) to serve as the subadviser to the Fund. The Investment Manager compensates Marsico to manage the investment of the Fund's assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended August 31, 2014 was 0.06% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2014, other expenses paid by the Fund to this company were $1,306.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the

Semiannual Report 2014
22

Columbia Marsico Focused Equities Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended August 31, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.20
Class C	0.20
Class R4	0.20
Class R5	0.05
Class Z	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2014, these minimum account balance fees reduced total expenses of the Fund by $2,712.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans)

applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $80,689 for Class A, $1,009 for Class B and $2,744 for Class C shares for the six months ended August 31, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective July 1, 2014	Contractual Expense Cap Prior to July 1, 2014
Class A	1.22%	1.24%
Class B	1.97	1.99
Class C	1.97	1.99
Class I	0.82	0.84
Class R4	0.97	0.99
Class R5	0.87	0.89
Class Z	0.97	0.99

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and

Semiannual Report 2014
23

Columbia Marsico Focused Equities Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2014, the cost of investments for federal income tax purposes was approximately $753,190,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$363,565,000
Unrealized depreciation	(1,158,000)
Net unrealized appreciation	$362,407,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $251,874,363 and $380,329,252, respectively, for the six months ended August 31, 2014. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At August 31, 2014, one unaffiliated shareholder of record owned 33.5% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

For the six months ended August 31, 2014, the average daily loan balance outstanding on days when borrowing existed was $7,133,333 at a weighted average interest rate of 1.16%. Interest expense incurred by the Fund is recorded as line of credit interest expense in the Statement of Operations.

Note 9. Significant Risks

Consumer Discretionary Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors.

Health Care Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable

Semiannual Report 2014
24

Columbia Marsico Focused Equities Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors.

Information Technology Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the

SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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Columbia Marsico Focused Equities Fund

Approval of Investment Management Services and Subadvisory Agreements

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Marsico Focused Equities Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Marsico Capital Management, LLC (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2014, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed expense caps for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 9-11, 2014 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the successful implementation of a globalization initiative, which, among other things, increased worldwide analyst support for global products, the reorganization of the Informational Technology research team, the hiring of additional personnel to assist the Asset Allocation team and the global restructuring of the Senior Operational team. The Board took into account the information it received and reviewed concerning Columbia Management's ongoing oversight and monitoring of the subadvisers, observing the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other noted services, investment, risk and compliance oversight. The Board also took into account Columbia Management's Subadviser oversight structure and the Columbia Management team dedicated thereto, which the Board recalled had added staff and technology resources during 2013. The Board also noted the information it received concerning Columbia Management's ability to retain its key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2013 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the

Semiannual Report 2014
26

Columbia Marsico Focused Equities Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser's capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreement. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below), as well as the Investment Manager's recommendation that the Board approve renewal of the Subadvisory Agreement with the Subadviser, the Board concluded that the services being performed under the Subadvisory Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser was in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Management's process for selecting and monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the 2013 report provided by an independent consulting firm, Bobroff Consulting (the Independent Consultant), that concluded that the Funds' standardized investment management fee rates were within a reasonable range. The Board took into account that the Fund's total expense ratio approximated the peer universe's median

Semiannual Report 2014
27

Columbia Marsico Focused Equities Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

expense ratio shown in the reports. It was observed that various proposals concerning the Funds' transfer agency and sub-transfer agency fee structures, and other changes impacting the Funds' pricing structure and fees, are expected to be considered at a later Board meeting which, if adopted, would alter the current pricing philosophy.

Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts. Based on its review, the Board concluded that the Fund's investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that: (i) the Independent Consultant concluded that 2012 profitability was reasonable; (ii) 2013 profitability only moderately exceeded 2012 levels; and (iii) 2013 profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 11, 2014, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

Semiannual Report 2014
28

Columbia Marsico Focused Equities Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
29

Columbia Marsico Focused Equities Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR186_02_D01_(10/14)

Semiannual Report

August 31, 2014

Columbia Marsico Global Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

Continued Economic Recovery

The U.S. economy improved along with a warm-up in the weather during the second quarter of 2014. Economic data generally beat expectations with positive news from major market sectors. Strong hiring brought unemployment down to 6.1%. Manufacturing activity remained robust. Personal income growth was healthy with accelerated wage gains, an increased savings rate of 4.8% and a 35-year low in household debt as a percentage of income. After a slow start, the housing market showed renewed strength. Sales rose and pending sales, a key indicator of future activity, rose strongly near the end of the quarter. Consumer spending was somewhat lackluster, but consumer confidence rose to a post-recession high.

Against this backdrop, the Federal Reserve (the Fed) maintained a steady hand, while central banks outside of the United States took steps to stimulate growth. Investors were the beneficiaries of a stable environment and accommodative monetary policy. Equity markets stabilized at high levels with the S&P 500 Index setting a new record high above 1900. Every major asset class delivered gains for the period. All 10 sectors within the S&P 500 Index delivered gains, led by energy, utilities and technology. Large- and mid-cap stocks outperformed small-cap stocks by a considerable margin.

Interest rates moved lower, resulting in positive returns for most domestic fixed-income sectors. The Barclays U.S. Aggregate Bond Index returned 2.04%, while mortgage and securitized bonds, investment-grade and high-yield corporate and municipal bonds returned around 2.50% for the second quarter of 2014. U.S. convertible bonds and Treasury Inflation Protected Securities generated somewhat stronger returns. Emerging-market bonds were the period's best fixed-income performers, with returns in line with U.S. equities.

Stay on Track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities. The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia Marsico Global Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	9
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	20
Approval of Investment Management Services and Subadvisory Agreements	26
Important Information About This Report	29

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Marsico Global Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Marsico Global Fund (the Fund) Class A shares returned 3.54% excluding sales charges for the six-month period that ended August 31, 2014.

>  The Fund underperformed its benchmark, the MSCI All Country World Index (Net), which returned 6.53% during the same period.

Average Annual Total Returns (%) (for period ended August 31, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	Life
Class A	04/30/08
Excluding sales charges		3.54	23.86	17.33	7.06
Including sales charges		-2.43	16.76	15.96	6.06
Class C	04/30/08
Excluding sales charges		3.19	22.96	16.47	6.27
Including sales charges		2.24	21.96	16.47	6.27
Class R	04/30/08	3.42	23.57	17.05	6.79
Class R4*	01/08/14	3.72	24.06	17.37	7.09
Class R5*	01/08/14	3.72	24.06	17.37	7.09
Class Z	04/30/08	3.72	24.25	17.64	7.33
MSCI All Country World Index (Net)		6.53	20.99	11.80	4.19

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charges for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one class of shares at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The MSCI All Country World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI All Country World Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
2

Columbia Marsico Global Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at August 31, 2014)
Gilead Sciences, Inc. (United States)	6.5
Facebook, Inc., Class A (United States)	5.4
Canadian Pacific Railway Ltd. (Canada)	5.3
ASML Holding NV (Netherlands)	4.2
Schlumberger Ltd. (United States)	4.1
Priceline Group, Inc. (The) (United States)	3.8
Biogen Idec, Inc. (United States)	3.6
Domino's Pizza Group PLC (United Kingdom)	3.6
Starwood Hotels & Resorts Worldwide, Inc. (United States)	3.4
Continental Resources, Inc. (United States)	3.4

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at August 31, 2014)
Belgium	2.0
Canada	5.1
China	6.0
France	2.2
Germany	1.9
Hong Kong	4.0
India	3.0
Netherlands	4.4
Switzerland	2.9
United Kingdom	6.8
United States(a)	61.7
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Portfolio Management

Marsico Capital Management, LLC

Thomas Marsico

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2014 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2014
3

Columbia Marsico Global Fund

Portfolio Overview (continued)

(Unaudited)

Summary of Investments in Securities by Industry (%) (at August 31, 2014)
Aerospace & Defense	3.1
Auto Components	0.4
Automobiles	6.8
Banks	3.1
Biotechnology	9.9
Chemicals	5.9
Energy Equipment & Services	6.3
Food Products	1.1
Hotels, Restaurants & Leisure	11.0
Internet & Catalog Retail	3.7
Internet Software & Services	12.3
IT Services	3.0
Media	4.5
Oil, Gas & Consumable Fuels	3.3
Pharmaceuticals	7.1
Road & Rail	5.2
Semiconductors & Semiconductor Equipment	5.7
Technology Hardware, Storage & Peripherals	2.8
Textiles, Apparel & Luxury Goods	2.2
Money Market Funds	4.5
Total	101.9

Percentages indicated are based upon net assets. The Fund's portfolio composition is subject to change.

Semiannual Report 2014
4

Columbia Marsico Global Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2014 – August 31, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,035.40	1,017.45	7.61	7.54	1.50
Class C	1,000.00	1,000.00	1,031.90	1,013.71	11.40	11.30	2.25
Class R	1,000.00	1,000.00	1,034.20	1,016.21	8.88	8.80	1.75
Class R4	1,000.00	1,000.00	1,037.20	1,018.70	6.35	6.29	1.25
Class R5	1,000.00	1,000.00	1,037.20	1,019.00	6.04	5.99	1.19
Class Z	1,000.00	1,000.00	1,037.20	1,018.70	6.35	6.29	1.25

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2014
5

Columbia Marsico Global Fund

Portfolio of Investments

August 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.4%

Issuer	Shares	Value ($)
Belgium 2.0%
UCB SA	9,401	910,375
Canada 5.2%
Canadian Pacific Railway Ltd.	11,843	2,372,194
China 6.1%
Industrial & Commercial Bank of China Ltd., Class H	2,096,000	1,387,098
Tencent Holdings Ltd.	85,500	1,391,589
Total		2,778,687
France 2.2%
Hermes International	2,960	1,018,411
Germany 2.0%
Bayerische Motoren Werke AG	7,772	904,785
Hong Kong 4.1%
Sands China Ltd.	85,600	557,281
Wynn Macau Ltd.	342,400	1,311,197
Total		1,868,478
India 3.1%
Tata Motors Ltd., ADR	29,231	1,408,642
Netherlands 4.5%
ASML Holding NV	19,561	1,880,203
Mobileye NV(a)	4,327	187,013
Total		2,067,216
Switzerland 2.9%
Roche Holding AG, Genusschein Shares	4,612	1,344,842
United Kingdom 6.9%
ARM Holdings PLC	44,726	720,986
Domino's Pizza Group PLC	164,680	1,618,490
Liberty Global PLC, Class C(a)	19,157	803,253
Total		3,142,729

Common Stocks (continued)

Issuer	Shares	Value ($)
United States 58.4%
Apple, Inc.	12,381	1,269,052
Biogen Idec, Inc.(a)	4,719	1,618,806
Continental Resources, Inc.(a)	9,355	1,508,868
Facebook, Inc., Class A(a)	32,365	2,421,549
General Dynamics Corp.	11,270	1,389,027
Gilead Sciences, Inc.(a)	26,847	2,888,200
Google, Inc., Class A(a)	1,523	886,934
Google, Inc., Class C(a)	1,223	699,067
Halliburton Co.	15,418	1,042,411
Keurig Green Mountain, Inc.	3,827	510,216
LinkedIn Corp., Class A(a)	1,022	230,717
Monsanto Co.	12,681	1,466,558
Pacira Pharmaceuticals, Inc.(a)	9,247	1,001,080
Priceline Group, Inc. (The)(a)	1,367	1,700,972
Schlumberger Ltd.	16,738	1,835,154
Sherwin-Williams Co. (The)	5,602	1,221,852
Starwood Hotels & Resorts Worldwide, Inc.	17,926	1,515,464
Tesla Motors, Inc.(a)	2,968	800,470
Visa, Inc., Class A	6,471	1,375,217
Walt Disney Co. (The)	13,836	1,243,580
Total		26,625,194
Total Common Stocks (Cost: $38,374,140)		44,441,553

Money Market Funds 4.5%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.100%(b)(c)	2,033,180	2,033,180
Total Money Market Funds (Cost: $2,033,180)		2,033,180
Total Investments (Cost: $40,407,320)		46,474,733
Other Assets & Liabilities, Net		(879,590)
Net Assets		45,595,143

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
6

Columbia Marsico Global Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at August 31, 2014.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,435,339	20,927,862	(20,330,021)	2,033,180	980	2,033,180

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
7

Columbia Marsico Global Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	7,659,393	5,410,164	—	13,069,557
Consumer Staples	510,216	—	—	510,216
Energy	4,386,433	—	—	4,386,433
Financials	—	1,387,098	—	1,387,098
Health Care	5,508,086	2,255,217	—	7,763,303
Industrials	3,761,222	—	—	3,761,222
Information Technology	8,762,740	2,112,574	—	10,875,314
Materials	2,688,410	—	—	2,688,410
Total Equity Securities	33,276,500	11,165,053	—	44,441,553
Mutual Funds
Money Market Funds	2,033,180	—	—	2,033,180
Total Mutual Funds	2,033,180	—	—	2,033,180
Total	35,309,680	11,165,053	—	46,474,733

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
8

Columbia Marsico Global Fund

Statement of Assets and Liabilities

August 31, 2014 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $38,374,140)	$44,441,553
Affiliated issuers (identified cost $2,033,180)	2,033,180
Total investments (identified cost $40,407,320)	46,474,733
Receivable for:
Capital shares sold	156,249
Dividends	36,183
Reclaims	31,666
Expense reimbursement due from Investment Manager	265
Prepaid expenses	3,193
Other assets	36,955
Total assets	46,739,244
Liabilities
Payable for:
Investments purchased	963,990
Capital shares purchased	118,246
Investment management fees	988
Distribution and/or service fees	405
Transfer agent fees	5,665
Administration fees	100
Compensation of board members	32,615
Other expenses	22,092
Total liabilities	1,144,101
Net assets applicable to outstanding capital stock	$45,595,143
Represented by
Paid-in capital	$38,454,584
Excess of distributions over net investment income	(52,651)
Accumulated net realized gain	1,126,557
Unrealized appreciation (depreciation) on:
Investments	6,067,413
Foreign currency translations	(760)
Total — representing net assets applicable to outstanding capital stock	$45,595,143

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
9

Columbia Marsico Global Fund

Statement of Assets and Liabilities (continued)

August 31, 2014 (Unaudited)

Class A
Net assets	$25,037,247
Shares outstanding	1,855,660
Net asset value per share	$13.49
Maximum offering price per share(a)	$14.31
Class C
Net assets	$7,887,999
Shares outstanding	604,527
Net asset value per share	$13.05
Class R
Net assets	$1,210,223
Shares outstanding	90,689
Net asset value per share	$13.34
Class R4
Net assets	$3,728,781
Shares outstanding	273,320
Net asset value per share	$13.64
Class R5
Net assets	$2,445
Shares outstanding	179
Net asset value per share(b)	$13.64
Class Z
Net assets	$7,728,448
Shares outstanding	566,593
Net asset value per share	$13.64

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
10

Columbia Marsico Global Fund

Statement of Operations

Six Months Ended August 31, 2014 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$394,839
Dividends — affiliated issuers	980
Foreign taxes withheld	(30,758)
Total income	365,061
Expenses:
Investment management fees	197,843
Distribution and/or service fees
Class A	31,708
Class C	39,030
Class R	5,120
Transfer agent fees
Class A	19,901
Class C	6,132
Class R	1,604
Class R4	3,429
Class R5	1
Class Z	8,223
Administration fees	20,035
Compensation of board members	7,189
Custodian fees	5,613
Printing and postage fees	13,933
Registration fees	43,609
Professional fees	20,441
Line of credit interest expense	297
Other	5,696
Total expenses	429,804
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(41,385)
Total net expenses	388,419
Net investment loss	(23,358)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	1,147,364
Foreign currency translations	(3,041)
Net realized gain	1,144,323
Net change in unrealized appreciation (depreciation) on:
Investments	342,346
Foreign currency translations	(2,384)
Net change in unrealized appreciation (depreciation)	339,962
Net realized and unrealized gain	1,484,285
Net increase in net assets resulting from operations	$1,460,927

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
11

Columbia Marsico Global Fund

Statement of Changes in Net Assets

	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014(a)
Operations
Net investment loss	$(23,358)	$(175,409)
Net realized gain	1,144,323	5,704,656
Net change in unrealized appreciation (depreciation)	339,962	3,789,504
Net increase in net assets resulting from operations	1,460,927	9,318,751
Distributions to shareholders
Net realized gains
Class A	(1,909,127)	(804,813)
Class C	(629,768)	(166,058)
Class R	(164,770)	(75,117)
Class R4	(348,361)	—
Class R5	(185)	—
Class Z	(708,823)	(397,428)
Total distributions to shareholders	(3,761,034)	(1,443,416)
Increase (decrease) in net assets from capital stock activity	(2,661,586)	23,577,435
Total increase (decrease) in net assets	(4,961,693)	31,452,770
Net assets at beginning of period	50,556,836	19,104,066
Net assets at end of period	$45,595,143	$50,556,836
Excess of distributions over net investment income	$(52,651)	$(29,293)

(a) Class R4 and Class R5 shares are based on operations from January 8, 2014 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
12

Columbia Marsico Global Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2014 (Unaudited)		Year ended February 28, 2014(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	403,154	5,461,880	1,049,052	13,400,823
Distributions reinvested	126,170	1,660,393	51,041	694,671
Redemptions	(517,480)	(6,935,668)	(240,126)	(3,170,487)
Net increase	11,844	186,605	859,967	10,925,007
Class C shares
Subscriptions	130,299	1,713,237	310,059	4,080,661
Distributions reinvested	34,663	441,604	7,590	100,724
Redemptions	(103,476)	(1,334,653)	(20,590)	(243,674)
Net increase	61,486	820,188	297,059	3,937,711
Class R shares
Subscriptions	4,909	65,524	16,140	207,063
Distributions reinvested	3,004	39,114	1,391	18,775
Redemptions	(86,194)	(1,131,494)	(2,417)	(32,052)
Net increase (decrease)	(78,281)	(1,026,856)	15,114	193,786
Class R4 shares
Subscriptions	253,930	3,557,587	106,637	1,420,629
Distributions reinvested	26,179	348,176	—	—
Redemptions	(111,354)	(1,475,962)	(2,072)	(28,099)
Net increase	168,755	2,429,801	104,565	1,392,530
Class R5 shares
Subscriptions	—	—	179	2,500
Net increase	—	—	179	2,500
Class Z shares
Subscriptions	77,735	1,055,341	584,378	7,509,466
Distributions reinvested	36,641	487,320	15,635	214,665
Redemptions	(492,887)	(6,613,985)	(46,964)	(598,230)
Net increase (decrease)	(378,511)	(5,071,324)	553,049	7,125,901
Total net increase (decrease)	(214,707)	(2,661,586)	1,829,933	23,577,435

(a) Class R4 and Class R5 shares are based on operations from January 8, 2014 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
13

Columbia Marsico Global Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended August 31, 2014		Year Ended February 28,		Year Ended February 29,	Year Ended February 28,
Class A	(Unaudited)		2014	2013	2012	2011		2010
Per share data
Net asset value, beginning of period	$14.05		$10.78	$9.71	$10.16	$7.85		$4.98
Income from investment operations:
Net investment income (loss)	(0.00	)(a)	(0.06)	(0.04)	(0.05)	(0.05)		(0.03)
Net realized and unrealized gain (loss)	0.47		3.82	1.11	(0.28)	2.42		2.93
Total from investment operations	0.47		3.76	1.07	(0.33)	2.37		2.90
Less distributions to shareholders:
Net investment income	—		—	—	(0.01)	(0.06)		(0.03)
Net realized gains	(1.03)		(0.49)	—	(0.10)	—		—
Tax return of capital	—		—	—	(0.01)	—		—
Total distributions to shareholders	(1.03)		(0.49)	—	(0.12)	(0.06)		(0.03)
Redemption fees:
Redemption fees added to paid-in capital	—		—	—	—	—		0.00	(a)
Net asset value, end of period	$13.49		$14.05	$10.78	$9.71	$10.16		$7.85
Total return	3.54%		35.05%	11.02%	(3.27%)	30.23%		58.22%
Ratios to average net assets(b)
Total gross expenses	1.67	%(c)(d)	1.80%	2.18%	3.58%	5.38%		5.44%
Total net expenses(e)	1.50	%(c)(d)	1.51%	1.57%	1.60%	1.60	%(f)	1.60	%(f)
Net investment loss	(0.04	%)(c)	(0.50%)	(0.41%)	(0.50%)	(0.59%)		(0.42%)
Supplemental data
Net assets, end of period (in thousands)	$25,037		$25,902	$10,610	$3,786	$3,343		$1,990
Portfolio turnover	45%		149%	98%	112%	104%		137%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
14

Columbia Marsico Global Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class C	(Unaudited)		2014	2013	2012		2011		2010
Per share data
Net asset value, beginning of period	$13.67		$10.51	$9.53	$10.04		$7.78		$4.95
Income from investment operations:
Net investment loss	(0.05)		(0.15)	(0.11)	(0.11)		(0.12)		(0.08)
Net realized and unrealized gain (loss)	0.46		3.71	1.09	(0.30)		2.39		2.91
Total from investment operations	0.41		3.56	0.98	(0.41)		2.27		2.83
Less distributions to shareholders:
Net investment income	—		—	—	(0.00	)(a)	(0.01)		—
Net realized gains	(1.03)		(0.40)	—	(0.10)		—		—
Tax return of capital	—		—	—	(0.00	)(a)	—		—
Total distributions to shareholders	(1.03)		(0.40)	—	(0.10)		(0.01)		—
Redemption fees:
Redemption fees added to paid-in capital	—		—	—	—		—		0.00	(a)
Net asset value, end of period	$13.05		$13.67	$10.51	$9.53		$10.04		$7.78
Total return	3.19%		34.01%	10.28%	(4.04%)		29.14%		57.17%
Ratios to average net assets(b)
Total gross expenses	2.42	%(c)(d)	2.54%	3.03%	4.32%		6.13%		6.19%
Total net expenses(e)	2.25	%(c)(d)	2.26%	2.32%	2.35%		2.35	%(f)	2.35	%(f)
Net investment loss	(0.81	%)(c)	(1.24%)	(1.10%)	(1.25%)		(1.33%)		(1.15%)
Supplemental data
Net assets, end of period (in thousands)	$7,888		$7,423	$2,586	$2,012		$2,051		$1,426
Portfolio turnover	45%		149%	98%	112%		104%		137%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
15

Columbia Marsico Global Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class R	(Unaudited)		2014	2013	2012		2011		2010
Per share data
Net asset value, beginning of period	$13.92		$10.70	$9.65	$10.13		$7.83		$4.97
Income from investment operations:
Net investment loss	(0.02)		(0.09)	(0.06)	(0.07)		(0.07)		(0.05)
Net realized and unrealized gain (loss)	0.47		3.77	1.11	(0.30)		2.41		2.93
Total from investment operations	0.45		3.68	1.05	(0.37)		2.34		2.88
Less distributions to shareholders:
Net investment income	—		—	—	(0.00	)(a)	(0.04)		(0.02)
Net realized gains	(1.03)		(0.46)	—	(0.10)		—		—
Tax return of capital	—		—	—	(0.01)		—		—
Total distributions to shareholders	(1.03)		(0.46)	—	(0.11)		(0.04)		(0.02)
Redemption fees:
Redemption fees added to paid-in capital	—		—	—	—		—		0.00	(a)
Net asset value, end of period	$13.34		$13.92	$10.70	$9.65		$10.13		$7.83
Total return	3.42%		34.55%	10.88%	(3.62%)		29.94%		57.86%
Ratios to average net assets(b)
Total gross expenses	1.90	%(c)(d)	2.06%	2.53%	3.82%		5.63%		5.69%
Total net expenses(e)	1.75	%(c)(d)	1.77%	1.82%	1.85%		1.85	%(f)	1.85	%(f)
Net investment loss	(0.25	%)(c)	(0.69%)	(0.61%)	(0.75%)		(0.82%)		(0.62%)
Supplemental data
Net assets, end of period (in thousands)	$1,210		$2,353	$1,645	$1,195		$1,245		$984
Portfolio turnover	45%		149%	98%	112%		104%		137%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
16

Columbia Marsico Global Fund

Financial Highlights (continued)

Class R4	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28, 2014(a)
Per share data
Net asset value, beginning of period	$14.17		$13.95
Income from investment operations:
Net investment income (loss)	0.02		(0.01)
Net realized and unrealized gain	0.48		0.23
Total from investment operations	0.50		0.22
Less distributions to shareholders:
Net realized gains	(1.03)		—
Total distributions to shareholders	(1.03)		—
Net asset value, end of period	$13.64		$14.17
Total return	3.72%		1.58%
Ratios to average net assets(b)
Total gross expenses	1.42	%(c)(d)	1.47	%(c)
Total net expenses(e)	1.25	%(c)(d)	1.25	%(c)
Net investment income (loss)	0.23	%(c)	(0.33	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$3,729		$1,482
Portfolio turnover	45%		149%

Notes to Financial Highlights

(a)  Based on operations from January 8, 2014 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
17

Columbia Marsico Global Fund

Financial Highlights (continued)

Class R5	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28, 2014(a)
Per share data
Net asset value, beginning of period	$14.17		$13.95
Income from investment operations:
Net investment income (loss)	0.02		(0.01)
Net realized and unrealized gain	0.48		0.23
Total from investment operations	0.50		0.22
Less distributions to shareholders:
Net realized gains	(1.03)		—
Total distributions to shareholders	(1.03)		—
Net asset value, end of period	$13.64		$14.17
Total return	3.72%		1.58%
Ratios to average net assets(b)
Total gross expenses	1.32	%(c)(d)	1.38	%(c)
Total net expenses(e)	1.19	%(c)(d)	1.20	%(c)
Net investment income (loss)	0.27	%(c)	(0.37	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$2		$3
Portfolio turnover	45%		149%

Notes to Financial Highlights

(a)  Based on operations from January 8, 2014 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
18

Columbia Marsico Global Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,		Year Ended February 29,	Year Ended February 28,
Class Z	(Unaudited)		2014	2013	2012	2011		2010
Per share data
Net asset value, beginning of period	$14.17		$10.87	$9.76	$10.20	$7.88		$4.99
Income from investment operations:
Net investment income (loss)	0.01		(0.04)	(0.02)	(0.02)	(0.03)		(0.01)
Net realized and unrealized gain (loss)	0.49		3.86	1.13	(0.30)	2.43		2.94
Total from investment operations	0.50		3.82	1.11	(0.32)	2.40		2.93
Less distributions to shareholders:
Net investment income	—		—	—	(0.01)	(0.08)		(0.04)
Net realized gains	(1.03)		(0.52)	—	(0.10)	—		—
Tax return of capital	—		—	—	(0.01)	—		—
Total distributions to shareholders	(1.03)		(0.52)	—	(0.12)	(0.08)		(0.04)
Redemption fees:
Redemption fees added to paid-in capital	—		—	—	—	—		0.00	(a)
Net asset value, end of period	$13.64		$14.17	$10.87	$9.76	$10.20		$7.88
Total return	3.72%		35.32%	11.37%	(3.12%)	30.47%		58.79%
Ratios to average net assets(b)
Total gross expenses	1.40	%(c)(d)	1.54%	1.88%	3.32%	5.13%		5.19%
Total net expenses(e)	1.25	%(c)(d)	1.26%	1.32%	1.35%	1.35	%(f)	1.35	%(f)
Net investment income (loss)	0.21	%(c)	(0.29%)	(0.19%)	(0.25%)	(0.33%)		(0.13%)
Supplemental data
Net assets, end of period (in thousands)	$7,728		$13,395	$4,263	$1,438	$1,557		$1,136
Portfolio turnover	45%		149%	98%	112%	104%		137%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
19

Columbia Marsico Global Fund

Notes to Financial Statements

August 31, 2014 (Unaudited)

Note 1. Organization

Columbia Marsico Global Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class R, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of

Semiannual Report 2014
20

Columbia Marsico Global Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are

Semiannual Report 2014
21

Columbia Marsico Global Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.79% to 0.62% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended August 31, 2014 was 0.79% of the Fund's average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Marsico Capital Management, LLC (Marsico) to serve as the subadviser to the Fund. The Investment Manager compensates Marsico to manage the investment of the Fund's assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended August 31, 2014 was 0.08% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2014, other expenses paid by the Fund to this company were $573.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

Semiannual Report 2014
22

Columbia Marsico Global Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

For the six months ended August 31, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.16%
Class C	0.16
Class R	0.16
Class R4	0.16
Class R5	0.05
Class Z	0.16

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2014, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rate of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares, respectively.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $64,897 for Class A and $252 for Class C shares for the six months ended August 31, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	July 1, 2014 through June 30, 2015	Prior to July 1, 2014
Class A	1.64%	1.50%
Class C	2.39	2.25
Class R	1.89	1.75
Class R4	1.39	1.25
Class R5	1.33	1.20
Class Z	1.39	1.25

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

In addition, effective July 1, 2014, the Fund's expense ratio is subject to a voluntary expense reimbursement arrangement pursuant to which fees are waived and/or expenses reimbursed (excluding certain fees and expenses immediately described above), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of 1.49% for Class A, 2.24% for Class C, 1.74% for Class R, 1.24% for Class R4, 1.18% for Class R5 and 1.24% for Class Z. This arrangement may be revised or discontinued at any time.

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23

Columbia Marsico Global Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2014, the cost of investments for federal income tax purposes was approximately $40,407,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$6,610,000
Unrealized depreciation	(542,000)
Net unrealized appreciation	$6,068,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $21,440,414 and $27,732,834, respectively, for the six months ended August 31, 2014. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At August 31, 2014, two unaffiliated shareholders of record owned 29.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 41.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

For the six months ended August 31, 2014, the average daily loan balance outstanding on days when borrowing existed was $3,100,000 at a weighted average interest rate of 1.15%. Interest expense incurred by the Fund is recorded as line of credit interest expense in the Statement of Operations.

Note 9. Significant Risks

Consumer Discretionary Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high

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24

Columbia Marsico Global Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Information Technology Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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Columbia Marsico Global Fund

Approval of Investment Management Services and Subadvisory Agreements

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Marsico Global Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Marsico Capital Management, LLC (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2014, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed expense caps for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 9-11, 2014 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the successful implementation of a globalization initiative, which, among other things, increased worldwide analyst support for global products, the reorganization of the Informational Technology research team, the hiring of additional personnel to assist the Asset Allocation team and the global restructuring of the Senior Operational team. The Board took into account the information it received and reviewed concerning Columbia Management's ongoing oversight and monitoring of the subadvisers, observing the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other noted services, investment, risk and compliance oversight. The Board also took into account Columbia Management's Subadviser oversight structure and the Columbia Management team dedicated thereto, which the Board recalled had added staff and technology resources during 2013. The Board also noted the information it received concerning Columbia Management's ability to retain its key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2013 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the

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Columbia Marsico Global Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser's capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreement. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below), as well as the Investment Manager's recommendation that the Board approve renewal of the Subadvisory Agreement with the Subadviser, the Board concluded that the services being performed under the Subadvisory Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser was in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Management's process for monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the 2013 report provided by an independent consulting firm, Bobroff Consulting (the Independent Consultant), that concluded that the Funds' standardized investment management fee rates were within a reasonable range. The Board took into account that the Fund's total expense ratio (after considering proposed voluntary expense caps/waivers) approximated the peer universe's median expense ratio shown in the reports. It was observed that various proposals concerning the Funds' transfer agency and sub-transfer agency fee structures, and other changes

Semiannual Report 2014
27

Columbia Marsico Global Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

impacting the Funds' pricing structure and fees, are expected to be considered at a later Board meeting which, if adopted, would alter the current pricing philosophy.

Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts. Based on its review, the Board concluded that the Fund's investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that: (i) the Independent Consultant concluded that 2012 profitability was reasonable; (ii) 2013 profitability only moderately exceeded 2012 levels; and (iii) 2013 profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 11, 2014, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

Semiannual Report 2014
28

Columbia Marsico Global Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
29

Columbia Marsico Global Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR187_02_D01_(10/14)

Semiannual Report

August 31, 2014

Columbia Mid Cap Index Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

Continued Economic Recovery

The U.S. economy improved along with a warm-up in the weather during the second quarter of 2014. Economic data generally beat expectations with positive news from major market sectors. Strong hiring brought unemployment down to 6.1%. Manufacturing activity remained robust. Personal income growth was healthy with accelerated wage gains, an increased savings rate of 4.8% and a 35-year low in household debt as a percentage of income. After a slow start, the housing market showed renewed strength. Sales rose and pending sales, a key indicator of future activity, rose strongly near the end of the quarter. Consumer spending was somewhat lackluster, but consumer confidence rose to a post-recession high.

Against this backdrop, the Federal Reserve (the Fed) maintained a steady hand, while central banks outside of the United States took steps to stimulate growth. Investors were the beneficiaries of a stable environment and accommodative monetary policy. Equity markets stabilized at high levels with the S&P 500 Index setting a new record high above 1900. Every major asset class delivered gains for the period. All 10 sectors within the S&P 500 Index delivered gains, led by energy, utilities and technology. Large- and mid-cap stocks outperformed small-cap stocks by a considerable margin.

Interest rates moved lower, resulting in positive returns for most domestic fixed-income sectors. The Barclays U.S. Aggregate Bond Index returned 2.04%, while mortgage and securitized bonds, investment-grade and high-yield corporate and municipal bonds returned around 2.50% for the second quarter of 2014. U.S. convertible bonds and Treasury Inflation Protected Securities generated somewhat stronger returns. Emerging-market bonds were the period's best fixed-income performers, with returns in line with U.S. equities.

Stay on Track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities. The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia Mid Cap Index Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	15
Statement of Operations	17
Statement of Changes in Net Assets	18
Financial Highlights	20
Notes to Financial Statements	24
Approval of Investment Management Services Agreement	31
Important Information About This Report	33

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Mid Cap Index Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Mid Cap Index Fund (the Fund) Class A shares returned 5.05% for the six months ended August 31, 2014.

>  The Fund underperformed its benchmark, the unmanaged S&P MidCap 400 Index, which returned 5.33% for the same time period.

Average Annual Total Returns (%) (for period ended August 31, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	05/31/00	5.05	22.66	18.25	10.72
Class I*	09/27/10	5.25	23.01	18.56	11.01
Class R5*	11/08/12	5.23	23.06	18.57	11.01
Class Z	03/31/00	5.25	23.01	18.54	11.00
S&P MidCap 400 Index		5.33	23.25	18.77	11.13

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The S&P MidCap 400 Index is a market-value weighted index that tracks the performance of 400 mid-cap U.S. companies.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
2

Columbia Mid Cap Index Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at August 31, 2014)
Equinix, Inc.	0.7
United Rentals, Inc.	0.7
Skyworks Solutions, Inc.	0.7
SL Green Realty Corp.	0.6
Universal Health Services, Inc., Class B	0.6
Hanesbrands, Inc.	0.6
Henry Schein, Inc.	0.6
Salix Pharmaceuticals Ltd.	0.6
Advance Auto Parts, Inc.	0.6
HollyFrontier Corp.	0.6

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at August 31, 2014)
Common Stocks	98.0
Consumer Discretionary	12.9
Consumer Staples	3.0
Energy	5.3
Financials	21.7
Health Care	9.5
Industrials	16.5
Information Technology	16.6
Materials	7.4
Telecommunication Services	0.5
Utilities	4.6
Money Market Funds	2.0
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Alfred Alley III, CFA

Vadim Shteyn

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2014 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2014
3

Columbia Mid Cap Index Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2014 – August 31, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,050.50	1,022.69	2.30	2.27	0.45
Class I	1,000.00	1,000.00	1,052.50	1,024.18	0.77	0.76	0.15
Class R5	1,000.00	1,000.00	1,052.30	1,023.93	1.02	1.01	0.20
Class Z	1,000.00	1,000.00	1,052.50	1,023.93	1.02	1.01	0.20

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2014
4

Columbia Mid Cap Index Fund

Portfolio of Investments

August 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.4%

Issuer	Shares	Value ($)
Consumer Discretionary 12.8%
Auto Components 0.3%
Gentex Corp.	342,753	10,128,351
Automobiles 0.1%
Thor Industries, Inc.	105,184	5,649,433
Distributors 0.5%
LKQ Corp.(a)	709,097	20,138,355
Diversified Consumer Services 0.8%
Apollo Education Group, Inc., Class A(a)	232,950	6,469,022
DeVry Education Group, Inc.	134,238	5,762,837
Service Corp. International	501,611	11,120,716
Sotheby's	161,942	6,608,853
Total		29,961,428
Hotels, Restaurants & Leisure 1.5%
Bally Technologies, Inc.(a)	92,258	7,315,137
Brinker International, Inc.	152,579	7,461,113
Cheesecake Factory, Inc. (The)	107,935	4,851,678
Domino's Pizza, Inc.	130,680	9,859,806
International Game Technology	580,230	9,782,678
International Speedway Corp., Class A	65,559	2,195,571
Life Time Fitness, Inc.(a)	88,329	4,071,967
Panera Bread Co., Class A(a)	61,301	9,191,472
Wendy's Co. (The)	620,408	5,056,325
Total		59,785,747
Household Durables 1.6%
Jarden Corp.(a)	281,861	16,852,469
KB Home	211,336	3,751,214
MDC Holdings, Inc.	91,748	2,661,610
NVR, Inc.(a)	9,070	10,640,833
Tempur Sealy International, Inc.(a)	142,824	8,358,061
Toll Brothers, Inc.(a)	375,846	13,376,359
Tupperware Brands Corp.	118,520	8,682,775
Total		64,323,321
Internet & Catalog Retail 0.1%
HSN, Inc.	78,759	4,772,008
Leisure Products 0.8%
Brunswick Corp.	217,820	9,366,260
Polaris Industries, Inc.	154,784	22,502,498
Total		31,868,758

Common Stocks (continued)

Issuer	Shares	Value ($)
Media 1.5%
AMC Networks, Inc., Class A(a)	138,844	8,688,163
Cinemark Holdings, Inc.	244,593	8,631,687
DreamWorks Animation SKG, Inc., Class A(a)	169,000	3,690,115
John Wiley & Sons, Inc., Class A	110,004	6,594,740
Lamar Advertising Co., Class A	154,209	8,092,888
Live Nation Entertainment, Inc.(a)	334,310	7,341,448
Meredith Corp.	86,928	4,049,106
New York Times Co. (The), Class A	296,509	3,670,781
Time, Inc.(a)	262,120	6,154,578
Total		56,913,506
Multiline Retail 0.4%
Big Lots, Inc.	130,310	6,039,868
JCPenney Co., Inc.(a)	715,950	7,732,260
Total		13,772,128
Specialty Retail 3.9%
Aaron's, Inc.	169,679	4,347,176
Abercrombie & Fitch Co., Class A	170,970	7,146,546
Advance Auto Parts, Inc.	171,375	23,378,978
American Eagle Outfitters, Inc.	401,894	5,658,668
ANN, Inc.(a)	109,998	4,558,317
Ascena Retail Group, Inc.(a)	303,809	5,283,239
Cabela's, Inc.(a)	110,110	6,718,912
Chico's FAS, Inc.	359,978	5,687,652
CST Brands, Inc.	177,640	6,188,978
Dick's Sporting Goods, Inc.	233,360	10,517,535
Foot Locker, Inc.	342,537	19,219,751
Guess?, Inc.	140,178	3,285,772
Murphy USA, Inc.(a)	104,340	5,683,400
Office Depot, Inc.(a)	1,143,112	5,852,733
Rent-A-Center, Inc.	124,027	3,455,392
Signet Jewelers Ltd.	188,405	22,207,297
Williams-Sonoma, Inc.	205,638	13,524,811
Total		152,715,157
Textiles, Apparel & Luxury Goods 1.3%
Carter's, Inc.	126,132	10,441,207
Deckers Outdoor Corp.(a)	81,332	7,502,064
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
5

Columbia Mid Cap Index Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Hanesbrands, Inc.	233,920	24,018,905
Kate Spade & Co.(a)	297,270	9,613,712
Total		51,575,888
Total Consumer Discretionary		501,604,080
Consumer Staples 2.9%
Food & Staples Retailing 0.3%
SUPERVALU, Inc.(a)	464,541	4,436,366
United Natural Foods, Inc.(a)	116,571	7,494,350
Total		11,930,716
Food Products 1.5%
Dean Foods Co.	219,575	3,552,723
Flowers Foods, Inc.	412,891	8,084,406
Hain Celestial Group, Inc. (The)(a)	117,730	11,579,923
Ingredion, Inc.	175,206	13,974,431
Lancaster Colony Corp.	45,595	4,031,054
Post Holdings, Inc.(a)	103,261	3,817,559
Tootsie Roll Industries, Inc.	48,538	1,371,198
WhiteWave Foods Co. (The), Class A(a)	408,460	14,304,269
Total		60,715,563
Household Products 1.0%
Church & Dwight Co., Inc.	319,271	21,787,053
Energizer Holdings, Inc.	144,873	17,604,967
Total		39,392,020
Tobacco 0.1%
Universal Corp.	54,555	2,878,322
Total Consumer Staples		114,916,621
Energy 5.3%
Energy Equipment & Services 2.9%
Atwood Oceanics, Inc.(a)	135,915	6,715,560
CARBO Ceramics, Inc.	46,674	5,021,655
Dresser-Rand Group, Inc.(a)	179,646	12,449,468
Dril-Quip, Inc.(a)	95,570	9,697,488
Helix Energy Solutions Group, Inc.(a)	230,568	6,299,118
Oceaneering International, Inc.	253,706	17,647,789
Oil States International, Inc.(a)	124,638	8,045,383
Patterson-UTI Energy, Inc.	339,433	11,724,016
Rowan Companies PLC, Class A	292,270	8,861,626
Superior Energy Services, Inc.	367,869	13,184,425

Common Stocks (continued)

Issuer	Shares	Value ($)
Tidewater, Inc.	116,387	5,920,607
Unit Corp.(a)	103,648	6,821,075
Total		112,388,210
Oil, Gas & Consumable Fuels 2.4%
Bill Barrett Corp.(a)	116,741	2,658,193
Energen Corp.	170,975	13,760,068
Gulfport Energy Corp.(a)	200,680	11,739,780
HollyFrontier Corp.	466,720	23,350,002
Rosetta Resources, Inc.(a)	144,322	7,216,100
SM Energy Co.	157,529	14,026,382
World Fuel Services Corp.	169,080	7,503,770
WPX Energy, Inc.(a)	474,870	12,641,039
Total		92,895,334
Total Energy		205,283,544
Financials 21.6%
Banks 4.6%
Associated Banc-Corp.	374,569	6,809,664
BancorpSouth, Inc.	198,520	4,202,668
Bank of Hawaii Corp.	104,366	6,058,446
Cathay General Bancorp	173,945	4,529,528
City National Corp.	112,327	8,523,373
Commerce Bancshares, Inc.	190,059	8,767,422
Cullen/Frost Bankers, Inc.	124,489	9,784,835
East West Bancorp, Inc.	336,837	11,735,401
First Horizon National Corp.	555,760	6,758,042
First Niagara Financial Group, Inc.	831,439	7,233,519
FirstMerit Corp.	388,436	6,694,694
Fulton Financial Corp.	443,905	5,120,444
Hancock Holding Co.	193,291	6,424,993
International Bancshares Corp.	133,712	3,524,648
PacWest Bancorp	225,120	9,441,533
Prosperity Bancshares, Inc.	140,875	8,508,850
Signature Bank(a)	117,451	13,913,246
SVB Financial Group(a)	117,067	13,031,898
Synovus Financial Corp.	326,485	7,884,613
TCF Financial Corp.	391,429	6,184,578
Trustmark Corp.	158,420	3,760,099
Umpqua Holdings Corp.	438,210	7,655,529

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
6

Columbia Mid Cap Index Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Valley National Bancorp	470,931	4,709,310
Webster Financial Corp.	212,165	6,258,868
Westamerica Bancorporation	61,803	2,989,411
Total		180,505,612
Capital Markets 1.6%
Eaton Vance Corp.	283,592	11,105,463
Federated Investors, Inc., Class B	222,210	6,819,625
Janus Capital Group, Inc.	352,720	4,285,548
Raymond James Financial, Inc.	291,636	15,934,991
SEI Investments Co.	333,795	12,649,161
Waddell & Reed Financial, Inc., Class A	200,206	10,911,227
Total		61,706,015
Consumer Finance 0.2%
SLM Corp.	993,150	8,799,309
Diversified Financial Services 0.6%
CBOE Holdings, Inc.	201,978	10,709,883
MSCI, Inc.(a)	274,147	12,649,143
Total		23,359,026
Insurance 4.6%
Alleghany Corp.(a)	38,678	16,675,246
American Financial Group, Inc.	168,227	10,088,573
Arthur J Gallagher & Co.	369,038	17,429,665
Aspen Insurance Holdings Ltd.	153,704	6,535,494
Brown & Brown, Inc.	279,263	9,109,559
Everest Re Group Ltd.	108,310	17,745,510
First American Financial Corp.	250,975	7,115,141
Hanover Insurance Group, Inc. (The)	103,500	6,567,075
HCC Insurance Holdings, Inc.	234,678	11,766,755
Kemper Corp.	119,601	4,347,496
Mercury General Corp.	85,241	4,366,897
Old Republic International Corp.	569,206	8,737,312
Primerica, Inc.	127,825	6,433,432
Protective Life Corp.	185,215	12,853,921
Reinsurance Group of America, Inc.	162,269	13,465,082
RenaissanceRe Holdings Ltd.	95,250	9,752,648
StanCorp Financial Group, Inc.	102,738	6,731,394
WR Berkley Corp.	242,923	11,745,327
Total		181,466,527

Common Stocks (continued)

Issuer	Shares	Value ($)
Real Estate Investment Trusts (REITs) 8.9%
Alexandria Real Estate Equities, Inc.	168,311	13,306,668
American Campus Communities, Inc.	246,443	9,736,963
BioMed Realty Trust, Inc.	452,215	10,152,227
Camden Property Trust	201,007	15,043,364
Corporate Office Properties Trust	205,801	5,840,632
Corrections Corp. of America	273,355	9,742,372
Duke Realty Corp.	773,999	14,396,381
Equity One, Inc.	148,745	3,510,382
Extra Space Storage, Inc.	258,745	13,635,861
Federal Realty Investment Trust	158,033	19,719,358
Highwoods Properties, Inc.	211,704	9,008,005
Home Properties, Inc.	134,207	8,618,774
Hospitality Properties Trust	351,753	10,352,091
Kilroy Realty Corp.	193,135	12,215,789
LaSalle Hotel Properties	246,700	9,016,885
Liberty Property Trust	346,951	12,289,004
Mack-Cali Realty Corp.	208,268	4,402,785
Mid-America Apartment Communities, Inc.	176,200	12,742,784
National Retail Properties, Inc.	289,388	10,747,870
Omega Healthcare Investors, Inc.	296,080	11,153,334
Potlatch Corp.	95,357	4,069,837
Rayonier, Inc.	297,085	10,181,103
Realty Income Corp.	520,190	23,262,897
Regency Centers Corp.	216,918	12,394,694
Senior Housing Properties Trust	478,565	11,164,921
SL Green Realty Corp.	224,197	24,515,942
Taubman Centers, Inc.	148,609	11,319,548
UDR, Inc.	590,637	17,671,859
Washington Prime Group, Inc.	364,880	7,122,458
Weingarten Realty Investors	264,017	9,034,662
Total		346,369,450
Real Estate Management & Development 0.5%
Alexander & Baldwin, Inc.	100,726	4,119,693
Jones Lang LaSalle, Inc.	104,688	13,987,364
Total		18,107,057

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
7

Columbia Mid Cap Index Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 0.6%
Astoria Financial Corp.	198,505	2,594,461
New York Community Bancorp, Inc.	1,039,844	16,585,512
Washington Federal, Inc.	238,039	5,177,348
Total		24,357,321
Total Financials		844,670,317
Health Care 9.5%
Biotechnology 0.6%
Cubist Pharmaceuticals, Inc.(a)	176,900	12,211,407
United Therapeutics Corp.(a)	103,668	12,215,200
Total		24,426,607
Health Care Equipment & Supplies 2.9%
Align Technology, Inc.(a)	168,760	9,190,670
Cooper Companies, Inc. (The)	112,612	18,359,135
Hill-Rom Holdings, Inc.	134,414	5,888,677
Hologic, Inc.(a)	649,106	16,143,266
IDEXX Laboratories, Inc.(a)	120,516	14,940,369
ResMed, Inc.	329,647	17,487,773
Sirona Dental Systems, Inc.(a)	130,020	10,597,930
STERIS Corp.	138,808	7,813,502
Teleflex, Inc.	97,177	10,638,938
Thoratec Corp.(a)	133,630	3,340,750
Total		114,401,010
Health Care Providers & Services 3.3%
Community Health Systems, Inc.(a)	270,758	14,696,744
Health Net, Inc.(a)	188,404	8,892,669
Henry Schein, Inc.(a)	200,530	24,001,436
LifePoint Hospitals, Inc.(a)	104,487	7,815,627
Mednax, Inc.(a)	233,472	13,366,272
Omnicare, Inc.	232,617	14,833,986
Owens & Minor, Inc.	148,210	5,098,424
Universal Health Services, Inc., Class B	211,168	24,166,066
VCA, Inc.(a)	207,432	8,452,854
WellCare Health Plans, Inc.(a)	103,056	6,787,268
Total		128,111,346
Health Care Technology 0.3%
Allscripts Healthcare Solutions, Inc.(a)	375,243	5,544,216
HMS Holdings Corp.(a)	205,941	4,707,811
Total		10,252,027

Common Stocks (continued)

Issuer	Shares	Value ($)
Life Sciences Tools & Services 1.3%
Bio-Rad Laboratories, Inc., Class A(a)	47,391	5,699,241
Charles River Laboratories International, Inc.(a)	113,618	6,714,824
Covance, Inc.(a)	134,872	11,180,889
Mettler-Toledo International, Inc.(a)	68,641	18,566,018
Techne Corp.	78,211	7,470,715
Total		49,631,687
Pharmaceuticals 1.1%
Endo International PLC(a)	329,072	20,965,177
Salix Pharmaceuticals Ltd.(a)	148,950	23,699,435
Total		44,664,612
Total Health Care		371,487,289
Industrials 16.4%
Aerospace & Defense 1.7%
Alliant Techsystems, Inc.	74,837	9,429,462
B/E Aerospace, Inc.(a)	232,414	19,694,762
Esterline Technologies Corp.(a)	75,103	8,804,325
Exelis, Inc.	445,295	7,654,621
Huntington Ingalls Industries, Inc.	115,359	11,779,308
Triumph Group, Inc.	122,512	8,498,657
Total		65,861,135
Airlines 0.6%
Alaska Air Group, Inc.	322,856	14,961,147
JetBlue Airways Corp.(a)	536,836	6,565,504
Total		21,526,651
Building Products 0.9%
AO Smith Corp.	178,790	8,775,013
Fortune Brands Home & Security, Inc.	390,071	16,854,968
Lennox International, Inc.	106,212	8,896,317
Total		34,526,298
Commercial Services & Supplies 1.8%
Civeo Corp.	249,266	6,333,849
Clean Harbors, Inc.(a)	129,900	7,864,146
Copart, Inc.(a)	263,524	9,073,131
Deluxe Corp.	117,582	7,002,008
Herman Miller, Inc.	139,159	4,135,806
HNI Corp.	105,945	4,016,375
MSA Safety, Inc.	74,576	4,128,527

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
8

Columbia Mid Cap Index Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Rollins, Inc.	150,926	4,490,049
RR Donnelley & Sons Co.	468,878	8,285,074
Waste Connections, Inc.	291,174	14,284,997
Total		69,613,962
Construction & Engineering 0.7%
AECOM Technology Corp.(a)	233,148	8,822,320
Granite Construction, Inc.	85,422	3,012,834
KBR, Inc.	345,767	7,613,789
URS Corp.	162,001	9,814,021
Total		29,262,964
Electrical Equipment 0.9%
Acuity Brands, Inc.	101,502	12,574,068
Hubbell, Inc., Class B	126,505	15,294,454
Regal-Beloit Corp.	106,014	7,534,415
Total		35,402,937
Industrial Conglomerates 0.3%
Carlisle Companies, Inc.	150,544	12,480,098
Machinery 5.2%
AGCO Corp.	205,191	10,021,529
CLARCOR, Inc.	118,438	7,486,466
Crane Co.	116,105	8,079,747
Donaldson Co., Inc.	308,955	12,932,856
Graco, Inc.	142,392	10,944,249
Harsco Corp.	189,674	4,590,111
IDEX Corp.	189,383	14,571,128
ITT Corp.	215,412	10,309,618
Kennametal, Inc.	184,556	8,269,954
Lincoln Electric Holdings, Inc.	188,925	13,432,568
Nordson Corp.	140,576	11,395,091
Oshkosh Corp.	199,530	9,912,650
SPX Corp.	102,923	10,709,138
Terex Corp.	259,105	9,693,118
Timken Co. (The)	180,055	8,154,691
Trinity Industries, Inc.	363,916	17,606,256
Valmont Industries, Inc.	63,151	8,888,503
Wabtec Corp.	226,570	18,886,875
Woodward, Inc.	138,617	7,239,966
Total		203,124,514
Marine 0.4%
Kirby Corp.(a)	133,858	15,967,921

Common Stocks (continued)

Issuer	Shares	Value ($)
Professional Services 1.0%
Corporate Executive Board Co. (The)	79,398	5,233,916
FTI Consulting, Inc.(a)	95,963	3,560,227
Manpowergroup, Inc.	187,047	14,511,106
Towers Watson & Co.	150,280	16,475,197
Total		39,780,446
Road & Rail 1.4%
Con-way, Inc.	134,023	6,868,679
Genesee & Wyoming, Inc., Class A(a)	119,824	11,782,294
JB Hunt Transport Services, Inc.	214,860	16,232,673
Landstar System, Inc.	105,598	7,166,408
Old Dominion Freight Line, Inc.(a)	163,950	10,930,546
Werner Enterprises, Inc.	106,864	2,660,914
Total		55,641,514
Trading Companies & Distributors 1.5%
GATX Corp.	108,148	7,166,968
MSC Industrial Direct Co., Inc., Class A	111,260	10,028,976
NOW, Inc.(a)	252,030	8,324,551
United Rentals, Inc.(a)	228,500	26,883,025
Watsco, Inc.	64,073	5,926,112
Total		58,329,632
Total Industrials		641,518,072
Information Technology 16.5%
Communications Equipment 1.1%
ADTRAN, Inc.	132,526	3,058,700
Arris Group, Inc.(a)	280,280	8,579,371
Ciena Corp.(a)	246,722	5,104,678
InterDigital, Inc.	95,024	4,216,215
JDS Uniphase Corp.(a)	551,350	6,368,092
Plantronics, Inc.	99,949	4,770,566
Polycom, Inc.(a)	324,530	4,300,023
Riverbed Technology, Inc.(a)	377,131	7,105,148
Total		43,502,793
Electronic Equipment, Instruments & Components 2.9%
Arrow Electronics, Inc.(a)	234,056	14,569,986
Avnet, Inc.	325,120	14,471,091
Belden, Inc.	103,400	7,555,438
FEI Co.	99,270	8,342,651
Ingram Micro, Inc., Class A(a)	364,596	10,511,303

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
9

Columbia Mid Cap Index Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Itron, Inc.(a)	92,373	3,899,988
Knowles Corp.(a)	199,750	6,575,770
National Instruments Corp.	231,116	7,661,495
Tech Data Corp.(a)	89,824	6,063,120
Trimble Navigation Ltd.(a)	612,838	20,382,992
Vishay Intertechnology, Inc.	318,658	5,098,528
Zebra Technologies Corp., Class A(a)	118,605	9,254,748
Total		114,387,110
Internet Software & Services 1.3%
AOL, Inc.(a)	187,780	8,115,852
Conversant, Inc.(a)	147,945	4,074,405
Equinix, Inc.(a)	124,937	27,268,750
Rackspace Hosting, Inc.(a)	273,666	9,468,843
Total		48,927,850
IT Services 2.7%
Acxiom Corp.(a)	180,773	3,352,435
Broadridge Financial Solutions, Inc.	283,462	12,058,473
Convergys Corp.	238,374	4,576,781
CoreLogic, Inc.(a)	215,737	6,098,885
DST Systems, Inc.	82,047	7,614,782
Gartner, Inc.(a)	211,947	15,809,127
Global Payments, Inc.	160,217	11,650,980
Jack Henry & Associates, Inc.	198,628	11,482,685
Leidos Holdings, Inc.	149,302	5,621,220
NeuStar, Inc., Class A(a)	131,785	3,886,340
Science Applications International Corp.	95,824	4,419,403
VeriFone Systems, Inc.(a)	262,446	9,164,614
WEX, Inc.(a)	91,027	10,345,219
Total		106,080,944
Semiconductors & Semiconductor Equipment 3.0%
Advanced Micro Devices, Inc.(a)	1,521,600	6,345,072
Atmel Corp.(a)	988,874	8,761,424
Cree, Inc.(a)	286,448	13,050,571
Cypress Semiconductor Corp.	340,870	3,766,613
Fairchild Semiconductor International, Inc.(a)	293,473	5,150,451
Integrated Device Technology, Inc.(a)	319,141	5,249,869
International Rectifier Corp.(a)	167,427	6,596,624
Intersil Corp., Class A	302,506	4,551,203
RF Micro Devices, Inc.(a)	672,199	8,382,321

Common Stocks (continued)

Issuer	Shares	Value ($)
Semtech Corp.(a)	158,041	4,117,758
Silicon Laboratories, Inc.(a)	93,912	4,257,031
Skyworks Solutions, Inc.	445,374	25,234,891
SunEdison, Inc.(a)	578,121	12,736,006
Teradyne, Inc.	480,520	9,893,907
Total		118,093,741
Software 4.5%
ACI Worldwide, Inc.(a)	267,258	5,203,513
Advent Software, Inc.	103,972	3,359,335
ANSYS, Inc.(a)	217,673	17,696,815
Cadence Design Systems, Inc.(a)	680,093	11,996,841
CommVault Systems, Inc.(a)	104,195	5,745,312
Compuware Corp.	516,047	4,825,039
Concur Technologies, Inc.(a)	112,245	11,267,153
Factset Research Systems, Inc.	92,494	11,783,736
Fair Isaac Corp.	75,542	4,394,278
Fortinet, Inc.(a)	321,780	8,305,142
Informatica Corp.(a)	257,914	8,783,261
Mentor Graphics Corp.	227,457	4,960,837
MICROS Systems, Inc.(a)	175,762	11,946,543
PTC, Inc.(a)	278,650	10,780,969
Rovi Corp.(a)	222,527	5,147,050
SolarWinds, Inc.(a)	154,083	6,593,212
Solera Holdings, Inc.	161,620	9,852,355
Synopsys, Inc.(a)	363,486	14,866,577
TIBCO Software, Inc.(a)	359,341	7,488,666
Ultimate Software Group, Inc. (The)(a)	66,750	9,811,583
Total		174,808,217
Technology Hardware, Storage & Peripherals 1.0%
3D Systems Corp.(a)	240,140	12,849,891
Diebold, Inc.	151,742	5,761,644
Lexmark International, Inc., Class A	146,270	7,395,411
NCR Corp.(a)	394,410	13,473,046
Total		39,479,992
Total Information Technology		645,280,647
Materials 7.4%
Chemicals 3.1%
Albemarle Corp.	186,859	11,880,495
Ashland, Inc.	170,260	18,255,277

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
10

Columbia Mid Cap Index Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Cabot Corp.	140,879	7,717,352
Cytec Industries, Inc.	84,231	8,679,162
Minerals Technologies, Inc.	81,005	5,072,533
NewMarket Corp.	25,993	10,576,292
Olin Corp.	185,603	5,065,106
PolyOne Corp.	221,110	8,671,934
Rayonier Advanced Materials, Inc.(a)	99,028	3,288,720
RPM International, Inc.	313,011	14,752,209
Scotts Miracle-Gro Co., Class A	102,217	5,900,987
Sensient Technologies Corp.	116,190	6,519,421
Valspar Corp. (The)	182,434	14,733,370
Total		121,112,858
Construction Materials 0.3%
Eagle Materials, Inc.	117,570	11,981,559
Containers & Packaging 1.5%
AptarGroup, Inc.	153,762	9,863,832
Greif, Inc., Class A	71,673	3,432,420
Packaging Corp. of America	230,959	15,702,902
Rock-Tenn Co., Class A	337,204	16,576,949
Silgan Holdings, Inc.	103,015	5,186,805
Sonoco Products Co.	239,736	9,867,534
Total		60,630,442
Metals & Mining 2.2%
Carpenter Technology Corp.	124,722	6,826,035
Cliffs Natural Resources, Inc.	359,840	5,422,789
Commercial Metals Co.	276,592	4,779,510
Compass Minerals International, Inc.	78,774	7,016,400
Reliance Steel & Aluminum Co.	182,551	12,763,966
Royal Gold, Inc.	152,635	11,867,371
Steel Dynamics, Inc.	561,989	13,060,624
TimkenSteel Corp.	90,027	4,301,490
United States Steel Corp.	340,400	13,156,460
Worthington Industries, Inc.	122,270	4,944,599
Total		84,139,244
Paper & Forest Products 0.3%
Domtar Corp.	152,626	5,691,424
Louisiana-Pacific Corp.(a)	331,527	4,730,890
Total		10,422,314
Total Materials		288,286,417

Common Stocks (continued)

Issuer	Shares	Value ($)
Telecommunication Services 0.5%
Diversified Telecommunication Services 0.3%
tw telecom, Inc.(a)	324,001	13,295,381
Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	232,475	6,123,392
Total Telecommunication Services		19,418,773
Utilities 4.5%
Electric Utilities 1.6%
Cleco Corp.	141,789	7,999,735
Great Plains Energy, Inc.	361,146	9,270,618
Hawaiian Electric Industries, Inc.	238,386	6,052,620
IDACORP, Inc.	118,169	6,702,546
OGE Energy Corp.	467,798	17,551,781
PNM Resources, Inc.	187,120	4,904,415
Westar Energy, Inc.	302,791	11,182,072
Total		63,663,787
Gas Utilities 1.5%
Atmos Energy Corp.	235,347	11,899,144
National Fuel Gas Co.	197,345	15,085,052
ONE Gas, Inc.	122,090	4,569,829
Questar Corp.	411,432	9,672,766
UGI Corp.	270,334	14,322,296
WGL Holdings, Inc.	121,925	5,302,518
Total		60,851,605
Multi-Utilities 1.1%
Alliant Energy Corp.	260,598	15,242,377
Black Hills Corp.	104,842	5,633,161
MDU Resources Group, Inc.	450,096	14,092,506
Vectren Corp.	193,720	7,987,075
Total		42,955,119
Water Utilities 0.3%
Aqua America, Inc.	415,938	10,402,609
Total Utilities		177,873,120
Total Common Stocks (Cost: $2,396,147,853)		3,810,338,880

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
11

Columbia Mid Cap Index Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Money Market Funds 2.0%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.100%(b)(c)	77,964,575	77,964,575
Total Money Market Funds (Cost: $77,964,575)		77,964,575
Total Investments (Cost: $2,474,112,428)		3,888,303,455
Other Assets & Liabilities, Net		24,211,708
Net Assets		3,912,515,163

Investments in Derivatives

Futures Contracts Outstanding at August 31, 2014

At August 31, 2014, cash totaling $4,897,700 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P MID 400 EMINI	711	USD	102,177,810	09/2014	2,877,458	—

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at August 31, 2014.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	84,086,540	201,485,399	(207,607,364)	77,964,575	46,016	77,964,575

Currency Legend

USD  US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
12

Columbia Mid Cap Index Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
13

Columbia Mid Cap Index Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	501,604,080	—	—	501,604,080
Consumer Staples	114,916,621	—	—	114,916,621
Energy	205,283,544	—	—	205,283,544
Financials	844,670,317	—	—	844,670,317
Health Care	371,487,289	—	—	371,487,289
Industrials	641,518,072	—	—	641,518,072
Information Technology	645,280,647	—	—	645,280,647
Materials	288,286,417	—	—	288,286,417
Telecommunication Services	19,418,773	—	—	19,418,773
Utilities	177,873,120	—	—	177,873,120
Total Equity Securities	3,810,338,880	—	—	3,810,338,880
Mutual Funds
Money Market Funds	77,964,575	—	—	77,964,575
Total Mutual Funds	77,964,575	—	—	77,964,575
Investments in Securities	3,888,303,455	—	—	3,888,303,455
Derivatives
Assets
Futures Contracts	2,877,458	—	—	2,877,458
Total	3,891,180,913	—	—	3,891,180,913

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
14

Columbia Mid Cap Index Fund

Statement of Assets and Liabilities

August 31, 2014 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $2,396,147,853)	$3,810,338,880
Affiliated issuers (identified cost $77,964,575)	77,964,575
Total investments (identified cost $2,474,112,428)	3,888,303,455
Margin deposits	4,897,700
Receivable for:
Investments sold	18,156,537
Capital shares sold	4,112,682
Dividends	4,452,178
Variation margin	418,983
Expense reimbursement due from Investment Manager	19,163
Prepaid expenses	17,727
Total assets	3,920,378,425
Liabilities
Payable for:
Capital shares purchased	6,822,019
Variation margin	3,166
Investment management fees	10,665
Distribution and/or service fees	6,970
Transfer agent fees	807,821
Administration fees	10,665
Compensation of board members	138,481
Other expenses	63,475
Total liabilities	7,863,262
Net assets applicable to outstanding capital stock	$3,912,515,163
Represented by
Paid-in capital	$2,387,342,168
Undistributed net investment income	22,004,254
Accumulated net realized gain	86,100,256
Unrealized appreciation (depreciation) on:
Investments	1,414,191,027
Futures contracts	2,877,458
Total — representing net assets applicable to outstanding capital stock	$3,912,515,163

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
15

Columbia Mid Cap Index Fund

Statement of Assets and Liabilities (continued)

August 31, 2014 (Unaudited)

Class A
Net assets	$1,020,985,734
Shares outstanding	63,722,131
Net asset value per share	$16.02
Class I
Net assets	$2,691
Shares outstanding	168
Net asset value per share(a)	$15.98
Class R5
Net assets	$560,075,370
Shares outstanding	34,537,096
Net asset value per share	$16.22
Class Z
Net assets	$2,331,451,368
Shares outstanding	145,899,082
Net asset value per share	$15.98

(a) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
16

Columbia Mid Cap Index Fund

Statement of Operations

Six Months Ended August 31, 2014 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$27,230,555
Dividends — affiliated issuers	46,016
Total income	27,276,571
Expenses:
Investment management fees	1,896,403
Distribution and/or service fees
Class A	1,234,381
Transfer agent fees
Class A	918,811
Class R5	130,744
Class Z	2,123,627
Administration fees	1,896,403
Compensation of board members	37,037
Custodian fees	15,515
Printing and postage fees	87,868
Registration fees	46,275
Licensing fees	18,365
Professional fees	28,615
Other	20,062
Total expenses	8,454,106
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(3,426,760)
Expense reductions	(160)
Total net expenses	5,027,186
Net investment income	22,249,385
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	102,351,231
Futures contracts	7,040,573
Net realized gain	109,391,804
Net change in unrealized appreciation (depreciation) on:
Investments	66,218,796
Futures contracts	(2,173,326)
Net change in unrealized appreciation (depreciation)	64,045,470
Net realized and unrealized gain	173,437,274
Net increase in net assets resulting from operations	$195,686,659

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
17

Columbia Mid Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
Operations
Net investment income	$22,249,385	$36,746,200
Net realized gain	109,391,804	156,421,194
Net change in unrealized appreciation (depreciation)	64,045,470	556,699,124
Net increase in net assets resulting from operations	195,686,659	749,866,518
Distributions to shareholders
Net investment income
Class A	(921,852)	(6,693,234)
Class I	(3)	(38)
Class R5	(666,981)	(4,651,402)
Class Z	(3,030,300)	(21,708,037)
Net realized gains
Class A	(14,914,869)	(27,529,261)
Class I	(39)	(122)
Class R5	(7,602,801)	(12,560,033)
Class Z	(34,541,867)	(71,839,464)
Total distributions to shareholders	(61,678,712)	(144,981,591)
Increase (decrease) in net assets from capital stock activity	6,939,985	559,531,734
Total increase in net assets	140,947,932	1,164,416,661
Net assets at beginning of period	3,771,567,231	2,607,150,570
Net assets at end of period	$3,912,515,163	$3,771,567,231
Undistributed net investment income	$22,004,254	$4,374,005

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
18

Columbia Mid Cap Index Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	11,867,108	184,530,917	32,504,952	462,759,080
Distributions reinvested	923,847	14,522,878	2,225,447	31,996,628
Redemptions	(11,752,883)	(183,226,089)	(18,254,055)	(259,317,650)
Net increase	1,038,072	15,827,706	16,476,344	235,438,058
Class I shares
Redemptions	(77)	(1,200)	—	—
Net increase (decrease)	(77)	(1,200)	—	—
Class R5 shares
Subscriptions	6,601,546	104,153,312	37,420,766	523,232,848
Distributions reinvested	505,707	8,040,746	1,151,063	17,031,261
Redemptions	(4,811,306)	(75,802,261)	(6,330,892)	(93,569,039)
Net increase	2,295,947	36,391,797	32,240,937	446,695,070
Class Z shares
Subscriptions	13,846,681	214,607,494	42,311,877	599,526,779
Distributions reinvested	1,513,249	23,712,609	4,062,613	57,960,240
Redemptions	(18,221,486)	(283,598,421)	(55,297,746)	(780,088,413)
Net decrease	(2,861,556)	(45,278,318)	(8,923,256)	(122,601,394)
Total net increase	472,386	6,939,985	39,794,025	559,531,734

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
19

Columbia Mid Cap Index Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class A	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$15.49		$12.82		$11.92		$12.33		$9.44		$5.73
Income from investment operations:
Net investment income	0.08		0.14		0.14		0.10		0.09		0.09
Net realized and unrealized gain	0.70		3.14		1.45		0.10		2.94		3.71
Total from investment operations	0.78		3.28		1.59		0.20		3.03		3.80
Less distributions to shareholders:
Net investment income	(0.02)		(0.11)		(0.15)		(0.09)		(0.09)		(0.09)
Net realized gains	(0.23)		(0.50)		(0.54)		(0.52)		(0.05)		—
Total distributions to shareholders	(0.25)		(0.61)		(0.69)		(0.61)		(0.14)		(0.09)
Net asset value, end of period	$16.02		$15.49		$12.82		$11.92		$12.33		$9.44
Total return	5.05%		26.04%		14.03%		2.12%		32.16%		66.35%
Ratios to average net assets(a)
Total gross expenses	0.65	%(b)	0.66%		0.66%		0.66%		0.50%		0.49%
Total net expenses(c)	0.45	%(b)(d)	0.45	%(d)	0.45	%(d)	0.45	%(d)	0.45	%(d)	0.43	%(d)
Net investment income	0.99	%(b)	0.95%		1.18%		0.83%		0.83%		1.10%
Supplemental data
Net assets, end of period (in thousands)	$1,020,986		$970,805		$592,450		$470,550		$339,724		$168,264
Portfolio turnover	6%		14%		20%		15%		10%		15%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
20

Columbia Mid Cap Index Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,		Year Ended February 29,	Year Ended February 28,
Class I	(Unaudited)		2014	2013	2012	2011(a)
Per share data
Net asset value, beginning of period	$15.43		$12.77	$11.88	$12.29	$10.19
Income from investment operations:
Net investment income	0.10		0.17	0.17	0.12	0.04
Net realized and unrealized gain	0.70		3.14	1.44	0.11	2.22
Total from investment operations	0.80		3.31	1.61	0.23	2.26
Less distributions to shareholders:
Net investment income	(0.02)		(0.15)	(0.18)	(0.12)	(0.11)
Net realized gains	(0.23)		(0.50)	(0.54)	(0.52)	(0.05)
Total distributions to shareholders	(0.25)		(0.65)	(0.72)	(0.64)	(0.16)
Net asset value, end of period	$15.98		$15.43	$12.77	$11.88	$12.29
Total return	5.25%		26.36%	14.34%	2.40%	22.27%
Ratios to average net assets(b)
Total gross expenses	0.15	%(c)	0.21%	0.24%	0.20%	0.23	%(c)
Total net expenses(d)	0.15	%(c)	0.20%	0.15%	0.19%	0.19	%(c)(e)
Net investment income	1.28	%(c)	1.21%	1.48%	1.08%	0.92	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3		$4	$3	$3	$3
Portfolio turnover	6%		14%	20%	15%	10%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
21

Columbia Mid Cap Index Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,
Class R5	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$15.66		$12.95	$11.81
Income from investment operations:
Net investment income	0.10		0.17	0.07
Net realized and unrealized gain	0.71		3.19	1.57
Total from investment operations	0.81		3.36	1.64
Less distributions to shareholders:
Net investment income	(0.02)		(0.15)	(0.16)
Net realized gains	(0.23)		(0.50)	(0.34)
Total distributions to shareholders	(0.25)		(0.65)	(0.50)
Net asset value, end of period	$16.22		$15.66	$12.95
Total return	5.23%		26.38%	14.34%
Ratios to average net assets(b)
Total gross expenses	0.26	%(c)	0.27%	0.21	%(c)
Total net expenses(d)	0.20	%(c)	0.20%	0.16	%(c)
Net investment income	1.24	%(c)	1.16%	1.82	%(c)
Supplemental data
Net assets, end of period (in thousands)	$560,075		$504,850	$3
Portfolio turnover	6%		14%	20%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
22

Columbia Mid Cap Index Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class Z	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$15.43		$12.78		$11.88		$12.29		$9.41		$5.71
Income from investment operations:
Net investment income	0.10		0.17		0.16		0.12		0.11		0.11
Net realized and unrealized gain	0.70		3.13		1.45		0.11		2.93		3.69
Total from investment operations	0.80		3.30		1.61		0.23		3.04		3.80
Less distributions to shareholders:
Net investment income	(0.02)		(0.15)		(0.17)		(0.12)		(0.11)		(0.10)
Net realized gains	(0.23)		(0.50)		(0.54)		(0.52)		(0.05)		—
Total distributions to shareholders	(0.25)		(0.65)		(0.71)		(0.64)		(0.16)		(0.10)
Net asset value, end of period	$15.98		$15.43		$12.78		$11.88		$12.29		$9.41
Total return	5.25%		26.25%		14.35%		2.39%		32.45%		66.71%
Ratios to average net assets(a)
Total gross expenses	0.40	%(b)	0.41%		0.41%		0.41%		0.25%		0.24%
Total net expenses(c)	0.20	%(b)(d)	0.20	%(d)	0.20	%(d)	0.20	%(d)	0.20	%(d)	0.18	%(d)
Net investment income	1.24	%(b)	1.21%		1.39%		1.07%		1.08%		1.36%
Supplemental data
Net assets, end of period (in thousands)	$2,331,451		$2,295,909		$2,014,694		$2,517,203		$2,479,455		$1,791,140
Portfolio turnover	6%		14%		20%		15%		10%		15%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
23

Columbia Mid Cap Index Fund

Notes to Financial Statements

August 31, 2014 (Unaudited)

Note 1. Organization

Columbia Mid Cap Index Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class I, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are not subject to any front-end sales charge or contingent deferred sales charge.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value

Semiannual Report 2014
24

Columbia Mid Cap Index Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts

Semiannual Report 2014
25

Columbia Mid Cap Index Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or if the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at August 31, 2014:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	2,877,458	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended August 31, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	7,040,573
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(2,173,326)

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended August 31 , 2014:

Derivative Instrument	Average Notional Amounts($)*
Futures contracts — Long	111,117,385

*Based on the ending quarterly outstanding amounts for the six months ended August 31, 2014.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend

Semiannual Report 2014
26

Columbia Mid Cap Index Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the extent actual information has not yet been reported by the REITs, estimates for return of capital are made by the Fund's management. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for the BDCs, ETFs, and RICs.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to 0.10% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.10% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2014, other expenses paid by the Fund to this company were $3,204.

Semiannual Report 2014
27

Columbia Mid Cap Index Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended August 31, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class R5	0.05
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2014, these minimum account balance fees reduced total expenses of the Fund by $160.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through June 30, 2015
Class A	0.45%
Class I	0.20
Class R5	0.20
Class Z	0.20

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage

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28

Columbia Mid Cap Index Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2014, the cost of investments for federal income tax purposes was approximately $2,474,112,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,457,003,000
Unrealized depreciation	(42,812,000)
Net unrealized appreciation	$1,414,191,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $219,417,385 and $248,681,660, respectively, for the six months ended August 31, 2014. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At August 31, 2014, one unaffiliated shareholder of record owned 23.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended August 31, 2014.

Note 9. Significant Risks

Financial Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the financial sector than if it were invested in a wider variety of companies in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Semiannual Report 2014
29

Columbia Mid Cap Index Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014
30

Columbia Mid Cap Index Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Mid Cap Index Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2014, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed expense caps for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 9-11, 2014 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the successful implementation of a globalization initiative, which, among other things, increased worldwide analyst support for global products, the reorganization of the Informational Technology research team, the hiring of additional personnel to assist the Asset Allocation team and the global restructuring of the Senior Operational team. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain its key portfolio management personnel. The Independent Trustees also recalled Columbia Management's representation that additional staff has been added to support the vigorous application of the "5P" review process, to which all internally-managed Funds are subject.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2013 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Semiannual Report 2014
31

Columbia Mid Cap Index Fund

Approval of Investment Management Services Agreement (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund).

In this connection, the Board also considered the 2013 report provided by an independent consulting firm, Bobroff Consulting (the Independent Consultant), that concluded that the Funds' standardized investment management fee rates were within a reasonable range. The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers and excluding 12b-1 fees) approximated the peer universe's median expense ratio. It was observed that various proposals concerning the Funds' transfer agency and sub-transfer agency fee structures, and other changes impacting the Funds' pricing structure and fees, are expected to be considered at a later Board meeting which, if adopted, would alter the current pricing philosophy. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that: (i) the Independent Consultant concluded that 2012 profitability was reasonable; (ii) 2013 profitability only moderately exceeded 2012 levels; and (iii) 2013 profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Independent Trustees took into account that IMS fees are currently at a very low rate (.10%); thus, economies of scale were not considered to be a material factor in evaluating the fee.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 11, 2014, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2014
32

Columbia Mid Cap Index Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
33

Columbia Mid Cap Index Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR196_02_D01_(10/14)

Semiannual Report

August 31, 2014

Columbia Select Large Cap Equity Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

Continued Economic Recovery

The U.S. economy improved along with a warm-up in the weather during the second quarter of 2014. Economic data generally beat expectations with positive news from major market sectors. Strong hiring brought unemployment down to 6.1%. Manufacturing activity remained robust. Personal income growth was healthy with accelerated wage gains, an increased savings rate of 4.8% and a 35-year low in household debt as a percentage of income. After a slow start, the housing market showed renewed strength. Sales rose and pending sales, a key indicator of future activity, rose strongly near the end of the quarter. Consumer spending was somewhat lackluster, but consumer confidence rose to a post-recession high.

Against this backdrop, the Federal Reserve (the Fed) maintained a steady hand, while central banks outside of the United States took steps to stimulate growth. Investors were the beneficiaries of a stable environment and accommodative monetary policy. Equity markets stabilized at high levels with the S&P 500 Index setting a new record high above 1900. Every major asset class delivered gains for the period. All 10 sectors within the S&P 500 Index delivered gains, led by energy, utilities and technology. Large- and mid-cap stocks outperformed small-cap stocks by a considerable margin.

Interest rates moved lower, resulting in positive returns for most domestic fixed-income sectors. The Barclays U.S. Aggregate Bond Index returned 2.04%, while mortgage and securitized bonds, investment-grade and high-yield corporate and municipal bonds returned around 2.50% for the second quarter of 2014. U.S. convertible bonds and Treasury Inflation Protected Securities generated somewhat stronger returns. Emerging-market bonds were the period's best fixed-income performers, with returns in line with U.S. equities.

Stay on Track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities. The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia Select Large Cap Equity Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	21
Approval of Investment Management Services Agreement	27
Important Information About This Report	29
Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Select Large Cap Equity Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Select Large Cap Equity Fund (the Fund) Class A shares returned 7.13% excluding sales charges for the six months ended August 31, 2014.

>  The Fund underperformed its benchmark, the S&P 500 Index, which returned 8.84% for the same time period.

Average Annual Total Returns (%) (for period ended August 31, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	08/02/99
Excluding sales charges		7.13	21.75	14.77	7.98
Including sales charges		0.96	14.77	13.41	7.34
Class B	08/02/99
Excluding sales charges		6.73	20.88	13.90	7.17
Including sales charges		1.73	16.27	13.66	7.17
Class C	08/02/99
Excluding sales charges		6.73	20.89	13.91	7.17
Including sales charges		5.73	19.97	13.91	7.17
Class I*	09/27/10	7.31	22.29	15.20	8.31
Class R5*	11/08/12	7.32	22.26	15.09	8.26
Class W*	09/27/10	7.13	21.86	14.81	8.01
Class Z	10/02/98	7.21	22.02	15.04	8.23
S&P 500 Index		8.84	25.25	16.88	8.38

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
2

Columbia Select Large Cap Equity Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at August 31, 2014)
Microsoft Corp.	3.4
International Business Machines Corp.	3.1
Apple, Inc.	3.1
Verizon Communications, Inc.	2.9
Procter & Gamble Co. (The)	2.9
Wells Fargo & Co.	2.6
Bank of America Corp.	2.6
Chevron Corp.	2.5
JPMorgan Chase & Co.	2.5
Merck & Co., Inc.	2.5

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at August 31, 2014)
Common Stocks	97.9
Consumer Discretionary	13.3
Consumer Staples	9.7
Energy	10.1
Financials	14.8
Health Care	13.1
Industrials	9.6
Information Technology	21.2
Materials	3.2
Telecommunication Services	2.9
Money Market Funds	2.1
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Peter Santoro, CFA

Craig Leopold, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2014 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2014
3

Columbia Select Large Cap Equity Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2014 – August 31, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,071.30	1,019.05	6.09	5.94	1.18
Class B	1,000.00	1,000.00	1,067.30	1,015.31	9.95	9.70	1.93
Class C	1,000.00	1,000.00	1,067.30	1,015.31	9.95	9.70	1.93
Class I	1,000.00	1,000.00	1,073.10	1,020.99	4.08	3.98	0.79
Class R5	1,000.00	1,000.00	1,073.20	1,020.74	4.34	4.23	0.84
Class W	1,000.00	1,000.00	1,071.30	1,019.20	5.94	5.79	1.15
Class Z	1,000.00	1,000.00	1,072.10	1,020.29	4.80	4.68	0.93

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2014
4

Columbia Select Large Cap Equity Fund

Portfolio of Investments

August 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.8%

Issuer	Shares	Value ($)
Consumer Discretionary 13.3%
Auto Components 1.1%
Delphi Automotive PLC	86,690	6,031,890
Hotels, Restaurants & Leisure 1.9%
Starwood Hotels & Resorts Worldwide, Inc.	115,410	9,756,761
Media 7.6%
CBS Outdoor Americas, Inc.	237,700	8,169,749
Cinemark Holdings, Inc.	36,440	1,285,968
Comcast Corp., Class A	122,860	6,724,128
DISH Network Corp., Class A(a)	87,013	5,639,312
Time Warner Cable, Inc.	66,070	9,773,735
Viacom, Inc., Class B	106,048	8,605,795
Total		40,198,687
Multiline Retail 1.5%
Macy's, Inc.	123,650	7,702,159
Specialty Retail 1.2%
Home Depot, Inc. (The)	68,340	6,389,790
Total Consumer Discretionary		70,079,287
Consumer Staples 9.7%
Beverages 1.4%
Anheuser-Busch InBev NV, ADR	67,590	7,555,210
Food & Staples Retailing 3.4%
CVS Caremark Corp.	158,860	12,621,427
Wal-Mart Stores, Inc.	68,880	5,200,440
Total		17,821,867
Food Products 2.1%
Mead Johnson Nutrition Co.	112,120	10,718,672
Household Products 2.8%
Procter & Gamble Co. (The)	177,060	14,715,457
Total Consumer Staples		50,811,206
Energy 10.1%
Energy Equipment & Services 2.3%
Schlumberger Ltd.	111,070	12,177,715
Oil, Gas & Consumable Fuels 7.8%
Anadarko Petroleum Corp.	73,540	8,287,222
Chevron Corp.	101,135	13,091,926
Devon Energy Corp.	86,840	6,549,473

Common Stocks (continued)

Issuer	Shares	Value ($)
EOG Resources, Inc.	58,394	6,416,333
Kinder Morgan, Inc.	159,570	6,424,288
Total		40,769,242
Total Energy		52,946,957
Financials 14.8%
Banks 7.5%
Bank of America Corp.	817,570	13,154,701
JPMorgan Chase & Co.	214,411	12,746,734
Wells Fargo & Co.	260,780	13,414,523
Total		39,315,958
Capital Markets 3.0%
Goldman Sachs Group, Inc. (The)	51,470	9,218,792
T. Rowe Price Group, Inc.	80,730	6,538,726
Total		15,757,518
Insurance 4.3%
ACE Ltd.	70,320	7,477,126
Marsh & McLennan Companies, Inc.	150,650	7,999,515
Prudential Financial, Inc.	81,416	7,303,015
Total		22,779,656
Total Financials		77,853,132
Health Care 13.1%
Biotechnology 2.0%
Alkermes PLC(a)	67,020	2,997,805
Cubist Pharmaceuticals, Inc.(a)	53,380	3,684,821
Vertex Pharmaceuticals, Inc.(a)	41,882	3,918,899
Total		10,601,525
Health Care Equipment & Supplies 5.0%
Covidien PLC	130,450	11,326,973
Medtronic, Inc.	102,220	6,526,747
Zimmer Holdings, Inc.	85,410	8,482,067
Total		26,335,787
Health Care Providers & Services 1.7%
McKesson Corp.	45,390	8,852,412
Pharmaceuticals 4.4%
AbbVie, Inc.	192,370	10,634,214
Merck & Co., Inc.	210,720	12,666,379
Total		23,300,593
Total Health Care		69,090,317

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
5

Columbia Select Large Cap Equity Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Industrials 9.5%
Aerospace & Defense 4.2%
Honeywell International, Inc.	131,812	12,552,456
Raytheon Co.	98,070	9,448,064
Total		22,000,520
Building Products 0.8%
USG Corp.(a)	146,020	4,230,199
Electrical Equipment 1.2%
Rockwell Automation, Inc.	53,070	6,188,493
Machinery 1.7%
Ingersoll-Rand PLC	150,510	9,060,702
Professional Services 1.6%
Nielsen NV	185,120	8,698,789
Total Industrials		50,178,703
Information Technology 21.2%
Internet Software & Services 3.0%
Google, Inc., Class A(a)	11,974	6,973,179
Google, Inc., Class C(a)	15,294	8,742,050
Total		15,715,229
IT Services 4.6%
International Business Machines Corp.	82,290	15,824,367
Teradata Corp.(a)	177,810	8,120,583
Total		23,944,950
Semiconductors & Semiconductor Equipment 3.4%
Broadcom Corp., Class A	127,670	5,027,645
KLA-Tencor Corp.	115,850	8,853,257
Xilinx, Inc.	97,480	4,118,530
Total		17,999,432
Software 6.3%
Intuit, Inc.	92,960	7,732,412
Microsoft Corp.	382,130	17,360,166
Salesforce.com, Inc.(a)	68,320	4,037,029
VMware, Inc., Class A(a)	41,210	4,062,482
Total		33,192,089

Common Stocks (continued)

Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc.	153,720	15,756,300
EMC Corp.	165,674	4,892,353
Total		20,648,653
Total Information Technology		111,500,353
Materials 3.2%
Chemicals 2.4%
EI du Pont de Nemours & Co.	106,570	7,045,343
LyondellBasell Industries NV, Class A	47,352	5,414,701
Total		12,460,044
Metals & Mining 0.8%
Freeport-McMoRan, Inc.	122,970	4,472,419
Total Materials		16,932,463
Telecommunication Services 2.9%
Diversified Telecommunication Services 2.9%
Verizon Communications, Inc.	303,330	15,111,901
Total Telecommunication Services		15,111,901
Total Common Stocks (Cost: $420,042,915)		514,504,319

Money Market Funds 2.1%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.100%(b)(c)	11,192,859	11,192,859
Total Money Market Funds (Cost: $11,192,859)		11,192,859
Total Investments (Cost: $431,235,774)		525,697,178
Other Assets & Liabilities, Net		361,881
Net Assets		526,059,059

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at August 31, 2014.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
6

Columbia Select Large Cap Equity Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	12,685,848	80,934,530	(82,427,519)	11,192,859	4,751	11,192,859

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
7

Columbia Select Large Cap Equity Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Fair Value Measurements (continued)

vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	70,079,287	—	—	70,079,287
Consumer Staples	50,811,206	—	—	50,811,206
Energy	52,946,957	—	—	52,946,957
Financials	77,853,132	—	—	77,853,132
Health Care	69,090,317	—	—	69,090,317
Industrials	50,178,703	—	—	50,178,703
Information Technology	111,500,353	—	—	111,500,353
Materials	16,932,463	—	—	16,932,463
Telecommunication Services	15,111,901	—	—	15,111,901
Total Equity Securities	514,504,319	—	—	514,504,319
Mutual Funds
Money Market Funds	11,192,859	—	—	11,192,859
Total Mutual Funds	11,192,859	—	—	11,192,859
Total	525,697,178	—	—	525,697,178

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
8

Columbia Select Large Cap Equity Fund

Statement of Assets and Liabilities

August 31, 2014 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $420,042,915)	$514,504,319
Affiliated issuers (identified cost $11,192,859)	11,192,859
Total investments (identified cost $431,235,774)	525,697,178
Receivable for:
Capital shares sold	100,447
Dividends	877,447
Expense reimbursement due from Investment Manager	670
Prepaid expenses	4,933
Trustees' deferred compensation plan	11,049
Other assets	28,822
Total assets	526,720,546
Liabilities
Payable for:
Capital shares purchased	419,238
Investment management fees	10,171
Distribution and/or service fees	1,072
Transfer agent fees	57,921
Administration fees	859
Compensation of board members	134,743
Other expenses	26,434
Trustees' deferred compensation plan	11,049
Total liabilities	661,487
Net assets applicable to outstanding capital stock	$526,059,059
Represented by
Paid-in capital	$390,940,134
Undistributed net investment income	2,303,685
Accumulated net realized gain	38,353,836
Unrealized appreciation (depreciation) on:
Investments	94,461,404
Total — representing net assets applicable to outstanding capital stock	$526,059,059

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
9

Columbia Select Large Cap Equity Fund

Statement of Assets and Liabilities (continued)

August 31, 2014 (Unaudited)

Class A
Net assets	$135,380,155
Shares outstanding	10,249,884
Net asset value per share	$13.21
Maximum offering price per share(a)	$14.02
Class B
Net assets	$431,704
Shares outstanding	34,767
Net asset value per share	$12.42
Class C
Net assets	$4,990,051
Shares outstanding	402,153
Net asset value per share	$12.41
Class I
Net assets	$150,177,652
Shares outstanding	11,415,080
Net asset value per share	$13.16
Class R5
Net assets	$77,583
Shares outstanding	5,782
Net asset value per share	$13.42
Class W
Net assets	$2,498
Shares outstanding	189
Net asset value per share(b)	$13.21
Class Z
Net assets	$234,999,416
Shares outstanding	17,879,608
Net asset value per share	$13.14

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
10

Columbia Select Large Cap Equity Fund

Statement of Operations

Six Months Ended August 31, 2014 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$5,058,817
Dividends — affiliated issuers	4,751
Foreign taxes withheld	(39,604)
Total income	5,023,964
Expenses:
Investment management fees	1,881,631
Distribution and/or service fees
Class A	165,060
Class B	2,216
Class C	22,644
Class W	3
Transfer agent fees
Class A	121,303
Class B	407
Class C	4,159
Class R5	19
Class W	2
Class Z	221,017
Administration fees	158,810
Compensation of board members	16,403
Custodian fees	4,787
Printing and postage fees	25,154
Registration fees	41,198
Professional fees	16,405
Other	9,615
Total expenses	2,690,833
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(133,886)
Expense reductions	(3,291)
Total net expenses	2,553,656
Net investment income	2,470,308
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	38,975,201
Foreign currency translations	(495)
Net realized gain	38,974,706
Net change in unrealized appreciation (depreciation) on:
Investments	(4,631,739)
Foreign currency translations	511
Net change in unrealized appreciation (depreciation)	(4,631,228)
Net realized and unrealized gain	34,343,478
Net increase in net assets resulting from operations	$36,813,786

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
11

Columbia Select Large Cap Equity Fund

Statement of Changes in Net Assets

	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
Operations
Net investment income	$2,470,308	$5,648,307
Net realized gain	38,974,706	133,830,710
Net change in unrealized appreciation (depreciation)	(4,631,228)	(12,248,606)
Net increase in net assets resulting from operations	36,813,786	127,230,411
Distributions to shareholders
Net investment income
Class A	(83,793)	(1,096,374)
Class B	—	(617)
Class C	—	(4,346)
Class I	(196,208)	(1,717,106)
Class R5	(91)	(32)
Class W	(2)	(28)
Class Z	(245,531)	(3,203,717)
Net realized gains
Class A	(7,808,938)	(41,518,042)
Class B	(27,973)	(193,521)
Class C	(293,538)	(1,306,620)
Class I	(9,273,528)	(44,307,566)
Class R5	(4,543)	(885)
Class W	(150)	(1,084)
Class Z	(14,238,278)	(97,795,940)
Total distributions to shareholders	(32,172,573)	(191,145,878)
Increase (decrease) in net assets from capital stock activity	(27,559,030)	(13,254,355)
Total decrease in net assets	(22,917,817)	(77,169,822)
Net assets at beginning of period	548,976,876	626,146,698
Net assets at end of period	$526,059,059	$548,976,876
Undistributed net investment income	$2,303,685	$359,002

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
12

Columbia Select Large Cap Equity Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	532,218	6,858,507	2,641,852	35,080,662
Distributions reinvested	150,617	1,933,922	789,155	10,346,973
Redemptions	(617,755)	(8,069,280)	(1,162,248)	(16,964,059)
Net increase	65,080	723,149	2,268,759	28,463,576
Class B shares
Subscriptions	2,272	27,973	12,360	170,462
Distributions reinvested	1,437	17,362	8,724	108,867
Redemptions(a)	(5,029)	(61,616)	(32,835)	(465,763)
Net decrease	(1,320)	(16,281)	(11,751)	(186,434)
Class C shares
Subscriptions	54,470	674,070	118,276	1,566,061
Distributions reinvested	17,778	214,753	79,271	989,016
Redemptions	(12,628)	(156,489)	(89,884)	(1,223,360)
Net increase	59,620	732,334	107,663	1,331,717
Class I shares
Subscriptions	10,343	131,818	986,643	12,618,062
Distributions reinvested	740,968	9,469,577	3,529,386	46,023,546
Redemptions	(1,272,864)	(16,370,637)	(1,041,665)	(15,429,517)
Net increase (decrease)	(521,553)	(6,769,242)	3,474,364	43,212,091
Class R5 shares
Subscriptions	774	10,200	4,788	61,931
Distributions reinvested	344	4,483	—	—
Redemptions	(297)	(3,869)	—	—
Net increase	821	10,814	4,788	61,931
Class W shares
Redemptions	(23)	(300)	—	—
Net increase (decrease)	(23)	(300)	—	—
Class Z shares
Subscriptions	309,886	3,978,721	1,649,848	22,220,429
Distributions reinvested	459,985	5,874,011	2,497,113	32,577,029
Redemptions	(2,468,715)	(32,092,236)	(9,215,154)	(140,934,694)
Net decrease	(1,698,844)	(22,239,504)	(5,068,193)	(86,137,236)
Total net increase (decrease)	(2,096,219)	(27,559,030)	775,630	(13,254,355)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
13

Columbia Select Large Cap Equity Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class A	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$13.10		$15.21		$14.09		$13.73		$11.48		$7.95
Income from investment operations:
Net investment income	0.05		0.11		0.10		0.10		0.05		0.08
Net realized and unrealized gain	0.86		3.03		1.66		0.36		2.26		3.57
Total from investment operations	0.91		3.14		1.76		0.46		2.31		3.65
Less distributions to shareholders:
Net investment income	(0.01)		(0.13)		(0.13)		(0.10)		(0.06)		(0.12)
Net realized gains	(0.79)		(5.12)		(0.51)		—		—		—
Total distributions to shareholders	(0.80)		(5.25)		(0.64)		(0.10)		(0.06)		(0.12)
Proceeds from regulatory settlements	—		—		—		0.00	(a)	—		0.00	(a)
Net asset value, end of period	$13.21		$13.10		$15.21		$14.09		$13.73		$11.48
Total return	7.13%		23.89%		12.83%		3.45%		20.16%		45.99%
Ratios to average net assets(b)
Total gross expenses	1.24	%(c)	1.25%		1.23%		1.21	%(d)	1.20	%(d)	1.18	%(d)
Total net expenses(e)	1.18	%(c)(f)	1.19	%(f)	1.19	%(f)	1.16	%(d)(f)	1.20	%(d)(f)	1.18	%(d)(f)
Net investment income	0.71	%(c)	0.75%		0.70%		0.77%		0.38%		0.78%
Supplemental data
Net assets, end of period (in thousands)	$135,380		$133,450		$120,365		$119,434		$130,039		$131,652
Portfolio turnover	81%		184%		147%		197%		171%		165%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
14

Columbia Select Large Cap Equity Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class B	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$12.40		$14.64		$13.59		$13.25		$11.11		$7.71
Income from investment operations:
Net investment income (loss)	(0.00	)(a)	(0.00	)(a)	(0.01)		(0.00	)(a)	(0.04)		0.00	(a)
Net realized and unrealized gain	0.81		2.89		1.60		0.36		2.18		3.44
Total from investment operations	0.81		2.89		1.59		0.36		2.14		3.44
Less distributions to shareholders:
Net investment income	—		(0.01)		(0.03)		(0.02)		—		(0.04)
Net realized gains	(0.79)		(5.12)		(0.51)		—		—		—
Total distributions to shareholders	(0.79)		(5.13)		(0.54)		(0.02)		—		(0.04)
Proceeds from regulatory settlements	—		—		—		0.00	(a)	—		0.00	(a)
Net asset value, end of period	$12.42		$12.40		$14.64		$13.59		$13.25		$11.11
Total return	6.73%		22.99%		11.93%		2.72%		19.26%		44.74%
Ratios to average net assets(b)
Total gross expenses	1.99	%(c)	2.00%		1.98%		1.96	%(d)	1.95	%(d)	1.93	%(d)
Total net expenses(e)	1.93	%(c)(f)	1.94	%(f)	1.94	%(f)	1.91	%(d)(f)	1.95	%(d)(f)	1.93	%(d)(f)
Net investment income (loss)	(0.04	%)(c)	(0.01%)		(0.05%)		(0.04%)		(0.36%)		0.04%
Supplemental data
Net assets, end of period (in thousands)	$432		$448		$700		$813		$1,653		$2,696
Portfolio turnover	81%		184%		147%		197%		171%		165%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
15

Columbia Select Large Cap Equity Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class C	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$12.39		$14.63		$13.58		$13.25		$11.11		$7.70
Income from investment operations:
Net investment income (loss)	(0.00	)(a)	0.00	(a)	(0.01)		0.00	(a)	(0.04)		0.00	(a)
Net realized and unrealized gain	0.81		2.89		1.60		0.35		2.18		3.45
Total from investment operations	0.81		2.89		1.59		0.35		2.14		3.45
Less distributions to shareholders:
Net investment income	—		(0.01)		(0.03)		(0.02)		—		(0.04)
Net realized gains	(0.79)		(5.12)		(0.51)		—		—		—
Total distributions to shareholders	(0.79)		(5.13)		(0.54)		(0.02)		—		(0.04)
Proceeds from regulatory settlements	—		—		—		0.00	(a)	—		0.00	(a)
Net asset value, end of period	$12.41		$12.39		$14.63		$13.58		$13.25		$11.11
Total return	6.73%		23.01%		11.94%		2.64%		19.26%		44.93%
Ratios to average net assets(b)
Total gross expenses	1.99	%(c)	2.00%		1.98%		1.96	%(d)	1.95	%(d)	1.93	%(d)
Total net expenses(e)	1.93	%(c)(f)	1.94	%(f)	1.94	%(f)	1.91	%(d)(f)	1.95	%(d)(f)	1.93	%(d)(f)
Net investment income (loss)	(0.04	%)(c)	0.01%		(0.04%)		0.02%		(0.36%)		0.03%
Supplemental data
Net assets, end of period (in thousands)	$4,990		$4,245		$3,436		$2,649		$2,612		$2,449
Portfolio turnover	81%		184%		147%		197%		171%		165%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
16

Columbia Select Large Cap Equity Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class I	(Unaudited)		2014	2013	2012		2011(a)
Per share data
Net asset value, beginning of period	$13.04		$15.15	$14.04	$13.69		$11.78
Income from investment operations:
Net investment income	0.07		0.17	0.16	0.15		0.04
Net realized and unrealized gain	0.86		3.03	1.65	0.36		1.96
Total from investment operations	0.93		3.20	1.81	0.51		2.00
Less distributions to shareholders:
Net investment income	(0.02)		(0.19)	(0.19)	(0.16)		(0.09)
Net realized gains	(0.79)		(5.12)	(0.51)	—		—
Total distributions to shareholders	(0.81)		(5.31)	(0.70)	(0.16)		(0.09)
Proceeds from regulatory settlements	—		—	—	0.00	(b)	—
Net asset value, end of period	$13.16		$13.04	$15.15	$14.04		$13.69
Total return	7.31%		24.51%	13.24%	3.82%		16.99%
Ratios to average net assets(c)
Total gross expenses	0.81	%(d)	0.81%	0.79%	0.76	%(e)	0.79	%(d)(e)
Total net expenses(f)	0.79	%(d)	0.79%	0.79%	0.76	%(e)(g)	0.79	%(d)(e)(g)
Net investment income	1.10	%(d)	1.16%	1.11%	1.18%		0.64	%(d)
Supplemental data
Net assets, end of period (in thousands)	$150,178		$155,624	$128,241	$122,828		$135,677
Portfolio turnover	81%		184%	147%	197%		171%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
17

Columbia Select Large Cap Equity Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,
Class R5	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$13.28		$15.35	$14.45
Income from investment operations:
Net investment income	0.07		0.23	0.06
Net realized and unrealized gain	0.88		3.00	1.51
Total from investment operations	0.95		3.23	1.57
Less distributions to shareholders:
Net investment income	(0.02)		(0.18)	(0.16)
Net realized gains	(0.79)		(5.12)	(0.51)
Total distributions to shareholders	(0.81)		(5.30)	(0.67)
Net asset value, end of period	$13.42		$13.28	$15.35
Total return	7.32%		24.40%	11.15%
Ratios to average net assets(b)
Total gross expenses	0.86	%(c)	0.86%	0.79	%(c)
Total net expenses(d)	0.84	%(c)	0.83%	0.79	%(c)
Net investment income	1.06	%(c)	1.77%	1.37	%(c)
Supplemental data
Net assets, end of period (in thousands)	$78		$66	$3
Portfolio turnover	81%		184%	147%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
18

Columbia Select Large Cap Equity Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class W	(Unaudited)		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$13.10		$15.20		$14.09		$13.73		$11.80
Income from investment operations:
Net investment income	0.05		0.11		0.10		0.11		0.03
Net realized and unrealized gain	0.86		3.04		1.66		0.36		1.95
Total from investment operations	0.91		3.15		1.76		0.47		1.98
Less distributions to shareholders:
Net investment income	(0.01)		(0.13)		(0.14)		(0.11)		(0.05)
Net realized gains	(0.79)		(5.12)		(0.51)		—		—
Total distributions to shareholders	(0.80)		(5.25)		(0.65)		(0.11)		(0.05)
Proceeds from regulatory settlements	—		—		—		0.00	(b)	—
Net asset value, end of period	$13.21		$13.10		$15.20		$14.09		$13.73
Total return	7.13%		24.01%		12.78%		3.48%		16.77%
Ratios to average net assets(c)
Total gross expenses	1.15	%(d)	1.21%		1.20%		1.18	%(e)	1.16	%(d)(e)
Total net expenses(f)	1.15	%(d)(g)	1.19	%(g)	1.17	%(g)	1.14	%(e)(g)	1.16	%(d)(e)(g)
Net investment income	0.74	%(d)	0.75%		0.72%		0.81%		0.50	%(d)
Supplemental data
Net assets, end of period (in thousands)	$2		$3		$3		$3		$3
Portfolio turnover	81%		184%		147%		197%		171%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
19

Columbia Select Large Cap Equity Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class Z	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$13.03		$15.15		$14.04		$13.69		$11.45		$7.93
Income from investment operations:
Net investment income	0.06		0.15		0.13		0.13		0.08		0.11
Net realized and unrealized gain	0.86		3.02		1.66		0.36		2.25		3.55
Total from investment operations	0.92		3.17		1.79		0.49		2.33		3.66
Less distributions to shareholders:
Net investment income	(0.02)		(0.17)		(0.17)		(0.14)		(0.09)		(0.14)
Net realized gains	(0.79)		(5.12)		(0.51)		—		—		—
Total distributions to shareholders	(0.81)		(5.29)		(0.68)		(0.14)		(0.09)		(0.14)
Proceeds from regulatory settlements	—		—		—		0.00	(a)	—		0.00	(a)
Net asset value, end of period	$13.14		$13.03		$15.15		$14.04		$13.69		$11.45
Total return	7.21%		24.25%		13.08%		3.65%		20.40%		46.30%
Ratios to average net assets(b)
Total gross expenses	0.99	%(c)	1.00%		0.98%		0.95	%(d)	0.95	%(d)	0.93	%(d)
Total net expenses(e)	0.93	%(c)(f)	0.94	%(f)	0.93	%(f)	0.91	%(d)(f)	0.95	%(d)(f)	0.93	%(d)(f)
Net investment income	0.96	%(c)	1.00%		0.90%		0.99%		0.64%		1.03%
Supplemental data
Net assets, end of period (in thousands)	$234,999		$255,142		$373,397		$825,292		$974,320		$988,640
Portfolio turnover	81%		184%		147%		197%		171%		165%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
20

Columbia Select Large Cap Equity Fund

Notes to Financial Statements

August 31, 2014 (Unaudited)

Note 1. Organization

Columbia Select Large Cap Equity Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair

Semiannual Report 2014
21

Columbia Select Large Cap Equity Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the extent actual information has not yet been reported by the REITs, estimates for return of capital are made by the Fund's management. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for the BDCs, ETFs, and RICs.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its

Semiannual Report 2014
22

Columbia Select Large Cap Equity Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.71% to 0.54% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended August 31, 2014 was 0.71% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended August 31, 2014 was 0.06% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2014, other expenses paid by the Fund to this company were $916.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American

Semiannual Report 2014
23

Columbia Select Large Cap Equity Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended August 31, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.18%
Class B	0.18
Class C	0.18
Class R5	0.05
Class W	0.14
Class Z	0.18

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2014, these minimum account balance fees reduced total expenses of the Fund by $3,291.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares of the Fund and the payment of a monthly distribution fee at the maximum annual rates of 0.75%, 0.75% and 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares, respectively.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $12,822 for Class A, $53 for Class B and $210 for Class C shares for the six months ended August 31, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective July 1, 2014	Contractual Expense Cap Prior to July 1, 2014
Class A	1.18%	1.18%
Class B	1.93	1.93
Class C	1.93	1.93
Class I	0.80	0.78
Class R5	0.85	0.83
Class W	1.18	1.18
Class Z	0.93	0.93

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction

Semiannual Report 2014
24

Columbia Select Large Cap Equity Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

charges and interest on borrowed money, interest and extraordinary expenses.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2014, the cost of investments for federal income tax purposes was approximately $431,236,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$95,329,000
Unrealized depreciation	(868,000)
Net unrealized appreciation	$94,461,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, aggregated to $423,732,317 and $482,419,781, respectively, for the six months ended August 31, 2014. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At August 31, 2014, one unaffiliated shareholder of record owned 45.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 30.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended August 31, 2014.

Note 9. Significant Risks

Information Technology Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the

Semiannual Report 2014
25

Columbia Select Large Cap Equity Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014
26

Columbia Select Large Cap Equity Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Select Large Cap Equity Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2014, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed expense caps for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 9-11, 2014 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the successful implementation of a globalization initiative, which, among other things, increased worldwide analyst support for global products, the reorganization of the Informational Technology research team, the hiring of additional personnel to assist the Asset Allocation team and the global restructuring of the Senior Operational team. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain its key portfolio management personnel. The Independent Trustees also recalled Columbia Management's representation that additional staff has been added to support the vigorous application of the "5P" review process, to which all internally-managed Funds are subject.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2013 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Semiannual Report 2014
27

Columbia Select Large Cap Equity Fund

Approval of Investment Management Services Agreement (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance was appropriate in light of the particular management style involved and the particular market environment.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the 2013 report provided by an independent consulting firm, Bobroff Consulting (the Independent Consultant), that concluded that the Funds' standardized investment management fee rates were within a reasonable range. The Board took into account that the Fund's total expense ratio (after considering proposed voluntary expense caps/waivers) approximated the peer universe's median expense ratio shown in the reports. It was observed that various proposals concerning the Funds' transfer agency and sub-transfer agency fee structures, and other changes impacting the Funds' pricing structure and fees, are expected to be considered at a later Board meeting which, if adopted, would alter the current pricing philosophy. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that: (i) the Independent Consultant concluded that 2012 profitability was reasonable; (ii) 2013 profitability only moderately exceeded 2012 levels; and (iii) 2013 profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 11, 2014, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2014
28

Columbia Select Large Cap Equity Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
29

Columbia Select Large Cap Equity Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR172_02_D01_(10/14)

Semiannual Report

August 31, 2014

Columbia Convertible Securities Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

Continued Economic Recovery

The U.S. economy improved along with a warm-up in the weather during the second quarter of 2014. Economic data generally beat expectations with positive news from major market sectors. Strong hiring brought unemployment down to 6.1%. Manufacturing activity remained robust. Personal income growth was healthy with accelerated wage gains, an increased savings rate of 4.8% and a 35-year low in household debt as a percentage of income. After a slow start, the housing market showed renewed strength. Sales rose and pending sales, a key indicator of future activity, rose strongly near the end of the quarter. Consumer spending was somewhat lackluster, but consumer confidence rose to a post-recession high.

Against this backdrop, the Federal Reserve (the Fed) maintained a steady hand, while central banks outside of the United States took steps to stimulate growth. Investors were the beneficiaries of a stable environment and accommodative monetary policy. Equity markets stabilized at high levels with the S&P 500 Index setting a new record high above 1900. Every major asset class delivered gains for the period. All 10 sectors within the S&P 500 Index delivered gains, led by energy, utilities and technology. Large- and mid-cap stocks outperformed small-cap stocks by a considerable margin.

Interest rates moved lower, resulting in positive returns for most domestic fixed-income sectors. The Barclays U.S. Aggregate Bond Index returned 2.04%, while mortgage and securitized bonds, investment-grade and high-yield corporate and municipal bonds returned around 2.50% for the second quarter of 2014. U.S. convertible bonds and Treasury Inflation Protected Securities generated somewhat stronger returns. Emerging-market bonds were the period's best fixed-income performers, with returns in line with U.S. equities.

Stay on Track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities. The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia Convertible Securities Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	14
Statement of Operations	16
Statement of Changes in Net Assets	17
Financial Highlights	20
Notes to Financial Statements	29
Approval of Investment Management Services Agreement	35
Important Information About This Report	37

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Convertible Securities Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Convertible Securities Fund (the Fund) Class A shares returned 5.52% excluding sales charges for the six months ended August 31, 2014.

>  The Fund outperformed its benchmark, the Bank of America Merrill Lynch (BofAML) All Convertibles All Qualities Index, which returned 4.78% for the same time period.

Average Annual Total Returns (%) (for period ended August 31, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	09/25/87
Excluding sales charges		5.52	21.89	13.89	7.49
Including sales charges		-0.53	14.86	12.55	6.85
Class B	07/15/98
Excluding sales charges		5.13	20.96	13.03	6.68
Including sales charges		0.13	15.96	12.79	6.68
Class C	10/21/96
Excluding sales charges		5.11	20.94	13.03	6.68
Including sales charges		4.11	19.94	13.03	6.68
Class I*	09/27/10	5.73	22.41	14.25	7.66
Class R*	11/16/11	5.35	21.62	13.53	7.09
Class R4*	11/08/12	5.66	22.21	14.01	7.54
Class R5*	11/08/12	5.68	22.33	14.05	7.57
Class W*	11/16/11	5.38	21.75	13.78	7.35
Class Z	05/21/99	5.59	22.16	14.15	7.77
BofAML All Convertibles All Qualities Index		4.78	22.28	14.41	8.14

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The BofAML All Convertibles All Qualities Index measures the performance of U.S. dollar-denominated convertible securities not currently in bankruptcy with a total market value greater than $50 million at issuance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
2

Columbia Convertible Securities Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at August 31, 2014)
Micron Technology, Inc., 2.125% 02/15/33	2.9
SanDisk Corp., 0.500%, 10/15/20	2.3
Gilead Sciences, Inc., 1.625% 05/01/16	2.1
Cobalt International Energy, Inc., 2.625% 12/01/19	1.8
Bank of America Corp., 7.250%	1.7
Cubist Pharmaceuticals, Inc., 1.875% 09/01/20	1.7
Chesapeake Energy Corp., 5.750%	1.5
Intel Corp.	1.5
CenterPoint Energy, Inc., 3.719%	1.5
Salesforce.com, Inc., 0.250% 04/01/18	1.4

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at August 31, 2014)
Common Stocks	2.1
Information Technology	2.0
Materials	0.1
Convertible Bonds	72.9
Convertible Preferred Stocks	20.1
Consumer Staples	2.7
Energy	2.5
Financials	8.6
Health Care	0.9
Industrials	1.2
Utilities	4.2
Equity-Linked Notes	0.3
Money Market Funds	4.6
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

David King, CFA

Yan Jin

Semiannual Report 2014
3

Columbia Convertible Securities Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2014 – August 31, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,055.20	1,019.45	5.64	5.54	1.10
Class B	1,000.00	1,000.00	1,051.30	1,015.71	9.46	9.30	1.85
Class C	1,000.00	1,000.00	1,051.10	1,015.71	9.46	9.30	1.85
Class I	1,000.00	1,000.00	1,057.30	1,021.59	3.44	3.38	0.67
Class R	1,000.00	1,000.00	1,053.50	1,018.20	6.91	6.79	1.35
Class R4	1,000.00	1,000.00	1,056.60	1,020.69	4.36	4.28	0.85
Class R5	1,000.00	1,000.00	1,056.80	1,021.34	3.69	3.63	0.72
Class W	1,000.00	1,000.00	1,053.80	1,019.70	5.38	5.29	1.05
Class Z	1,000.00	1,000.00	1,055.90	1,020.69	4.36	4.28	0.85

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Semiannual Report 2014
4

Columbia Convertible Securities Fund

Portfolio of Investments

August 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 2.1%

Issuer	Shares	Value ($)
Information Technology 2.0%
Semiconductors & Semiconductor Equipment 2.0%
Intel Corp.	490,000	17,110,800
Xilinx, Inc.	159,000	6,717,750
Total		23,828,550
Total Information Technology		23,828,550
Materials 0.1%
Metals & Mining 0.1%
Jaguar Mining, Inc.(a)	1,247,898	757,484
Total Materials		757,484
Total Common Stocks (Cost: $20,006,109)		24,586,034

Convertible Preferred Stocks 20.3%

Consumer Staples 2.7%
Food Products 2.7%
Bunge Ltd., 4.875%	110,000	11,989,120
Post Holdings, Inc., 3.750%(b)	95,000	8,809,768
Tyson Foods, Inc., 4.750%	235,000	11,815,800
Total		32,614,688
Total Consumer Staples		32,614,688
Energy 2.5%
Oil, Gas & Consumable Fuels 2.5%
Chesapeake Energy Corp., 5.000%	63,300	6,508,031
Chesapeake Energy Corp., 5.750%(b)	14,250	17,135,625
Penn Virginia Corp., 6.000%(b)	57,000	6,221,835
Total		29,865,491
Total Energy		29,865,491
Financials 8.7%
Banks 1.7%
Bank of America Corp., 7.250%	17,200	20,141,200
Capital Markets 0.9%
AMG Capital Trust II, 5.150%	158,000	10,102,125
Insurance 0.9%
MetLife, Inc., 5.000%	360,000	11,293,200

Convertible Preferred Stocks (continued)

Issuer	Shares	Value ($)
Real Estate Investment Trusts (REITs) 5.2%
Alexandria Real Estate Equities, Inc., 7.000%	380,000	10,515,322
American Tower Corp., 5.250%	95,725	10,839,899
Crown Castle International Corp., 4.500%	123,500	12,882,038
Health Care REIT, Inc., 6.500%	195,000	11,879,400
Weyerhaeuser Co., 6.375%	195,400	11,286,304
iStar Financial, Inc., 4.500%	80,000	5,036,000
Total		62,438,963
Total Financials		103,975,488
Health Care 0.9%
Health Care Equipment & Supplies 0.4%
Alere, Inc., 3.000%	16,600	5,241,865
Health Care Providers & Services 0.5%
Omnicare Capital Trust II, 4.000%	74,500	5,838,565
Total Health Care		11,080,430
Industrials 1.2%
Aerospace & Defense 0.8%
United Technologies Corp., 7.500%	150,000	9,009,000
Road & Rail 0.4%
Genesee & Wyoming, Inc., 5.000%	42,000	5,371,800
Total Industrials		14,380,800
Utilities 4.3%
Electric Utilities 1.5%
Exelon Corp. 6.500%	113,954	5,698,999
NextEra Energy, Inc., 5.599%	175,000	11,329,168
Total		17,028,167
Multi-Utilities 2.8%
CenterPoint Energy, Inc., 3.719%(c)	275,000	16,981,250
Dominion Resources, Inc., 6.000%	146,000	8,396,460
Dominion Resources, Inc., 6.125%	147,000	8,342,250
Total		33,719,960
Total Utilities		50,748,127
Total Convertible Preferred Stocks (Cost: $221,220,176)		242,665,024

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
5

Columbia Convertible Securities Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Convertible Bonds(d) 73.8%

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Airlines 1.2%
AirTran Holdings, Inc. Senior Unsecured 11/01/16	5.250%		2,640,000	6,304,650
United Airlines, Inc. 01/15/15	4.500%		3,115,000	7,877,056
Total				14,181,706
Automotive 2.9%
Navistar International Corp. Senior Subordinated Notes(b) 04/15/19	4.750%		13,000,000	13,690,625
Tesla Motors, Inc. Senior Unsecured 03/01/21	1.250%		12,000,000	12,187,500
Volkswagen International Finance NV(b) 11/09/15	5.500%	EUR	6,600,000	9,266,106
Total				35,144,231
Brokerage/Asset Managers/Exchanges 0.6%
Walter Investment Management Corp. Senior Subordinated Notes 11/01/19	4.500%		8,700,000	7,775,625
Building Materials 0.5%
Cemex SAB de CV Subordinated Notes 03/15/18	3.750%		4,000,000	6,010,000
Cable and Satellite 0.9%
Liberty Media Corp. Senior Unsecured(b) 10/15/23	1.375%		10,165,000	10,441,691
Chemicals —%
ShengdaTech, Inc. Senior Unsecured(b)(e)(f)(g) 12/15/15	6.500%		2,430,000	24,300
Consumer Cyclical Services 0.5%
HomeAway, Inc. Senior Unsecured(b) 04/01/19	0.125%		6,000,000	5,778,750
Consumer Products 1.5%
Jarden Corp. 09/15/18	1.875%		5,680,000	7,831,300
Jarden Corp.(b) 03/15/34	1.125%		9,810,000	10,110,431
Total				17,941,731

Convertible Bonds(d) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 1.6%
NRG Yield, Inc.(b) 02/01/19	3.500%	4,850,000	6,014,873
SunPower Corp. Senior Unsecured(b) 06/01/21	0.875%	11,000,000	12,833,920
Total			18,848,793
Finance Companies 1.5%
Air Lease Corp. Senior Unsecured 12/01/18	3.875%	5,570,000	8,323,669
Ares Capital Corp. Senior Unsecured 01/15/19	4.375%	9,150,000	9,533,156
Total			17,856,825
Gaming 0.9%
MGM Resorts International 04/15/15	4.250%	8,050,000	10,897,687
Health Care 5.7%
BioMarin Pharmaceutical, Inc. Senior Subordinated Notes 10/15/20	1.500%	7,980,000	8,862,787
Brookdale Senior Living, Inc. Senior Unsecured 06/15/18	2.750%	5,830,000	7,965,238
HeartWare International, Inc. Senior Unsecured 12/15/17	3.500%	5,200,000	5,781,750
Hologic, Inc. Senior Unsecured(c) 12/15/37	2.000%	8,450,000	10,245,625
Insulet Corp. Senior Unsecured 06/15/19	2.000%	7,000,000	7,420,000
Molina Healthcare, Inc. Senior Unsecured 01/15/20	1.125%	9,500,000	12,272,812
Omnicare, Inc. 04/01/42	3.750%	4,520,000	7,241,628
Teleflex, Inc. Senior Subordinated Notes 08/01/17	3.875%	4,900,000	8,847,563
Total			68,637,403

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
6

Columbia Convertible Securities Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Convertible Bonds(d) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Construction 0.8%
Meritage Homes Corp. 09/15/32	1.875%	8,820,000	9,101,138
Independent Energy 1.3%
Endeavour International Corp. 07/15/16	5.500%	4,990,000	2,495,000
Newpark Resources, Inc. Senior Unsecured 10/01/17	4.000%	4,033,000	5,372,278
Stone Energy Corp. 03/01/17	1.750%	6,630,000	7,413,169
Total			15,280,447
Integrated Energy 1.2%
American Energy - Utica LLC PIK(b) 03/01/21	3.500%	4,950,000	5,779,125
GT Advanced Technologies, Inc. Senior Unsecured 12/15/20	3.000%	5,500,000	9,038,975
Total			14,818,100
Metals 1.8%
Alpha Natural Resources, Inc. 12/15/20	4.875%	7,320,000	5,595,225
Royal Gold, Inc. Senior Unsecured 06/15/19	2.875%	8,060,000	8,887,601
United States Steel Corp. Senior Unsecured 04/01/19	2.750%	4,010,000	6,493,694
Total			20,976,520
Midstream 0.5%
Scorpio Tankers, Inc. Senior Unsecured(b) 07/01/19	2.375%	5,390,000	5,581,399
Oil Field Services 2.9%
Cobalt International Energy, Inc. Senior Unsecured 12/01/19	2.625%	24,000,000	21,229,200
Energy XXI Bermuda Ltd. Senior Unsecured(b) 12/15/18	3.000%	8,605,000	7,722,987
Vantage Drilling Co. Senior Unsecured(b) 07/15/43	5.500%	5,082,000	5,336,100
Total			34,288,287

Convertible Bonds(d) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Financial Institutions 1.3%
Encore Capital Group, Inc.(b) 03/15/21	2.875%	5,380,000	5,226,164
Forest City Enterprises, Inc. Senior Unsecured 08/15/20	3.625%	9,855,000	10,489,416
Total			15,715,580
Other Industry 0.4%
General Cable Corp. Subordinated Notes(c) 11/15/29	4.500%	5,500,000	4,884,688
Other REIT 1.5%
Starwood Property Trust, Inc. Senior Unsecured 01/15/19	4.000%	10,510,000	11,935,419
Starwood Waypoint Residential Trust Senior Unsecured(b) 07/01/19	3.000%	5,880,000	6,085,212
Total			18,020,631
Other Utility 0.5%
EnerNOC, Inc. Senior Unsecured(b) 08/15/19	2.250%	5,880,000	5,902,109
Pharmaceuticals 12.5%
ARIAD Pharmaceuticals, Inc. Senior Unsecured(b) 06/15/19	3.625%	6,370,000	6,135,068
Acorda Therapeutics, Inc. Senior Unsecured 06/15/21	1.750%	5,390,000	5,538,225
Aegerion Pharmaceuticals, Inc. Senior Unsecured(b) 08/15/19	2.000%	5,850,000	5,903,118
Akorn, Inc. Senior Unsecured 06/01/16	3.500%	1,470,000	6,545,175
Auxilium Pharmaceuticals, Inc. Senior Unsecured 07/15/18	1.500%	5,290,000	5,362,737
Corsicanto Ltd. Senior Unsecured 01/15/32	3.500%	5,650,000	4,880,188
Cubist Pharmaceuticals, Inc. Senior Unsecured(b) 09/01/20	1.875%	17,500,000	19,767,300

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
7

Columbia Convertible Securities Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Convertible Bonds(d) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dendreon Corp. Senior Unsecured 01/15/16	2.875%	10,020,000	6,963,900
Gilead Sciences, Inc. Senior Unsecured 05/01/16	1.625%	5,080,000	24,054,105
Incyte Corp. Senior Unsecured(b) 11/15/20	1.250%	8,350,000	10,907,521
Jazz Investments I Ltd.(b) 08/15/21	1.875%	7,880,000	8,881,548
Mylan, Inc. 09/15/15	3.750%	3,260,000	11,903,075
Pacira Pharmaceuticals, Inc. Senior Unsecured 02/01/19	3.250%	1,400,000	6,124,314
Regeneron Pharmaceuticals, Inc. Senior Unsecured 10/01/16	1.875%	1,500,000	6,250,680
Salix Pharmaceuticals Ltd. Senior Unsecured 03/15/19	1.500%	5,760,000	14,122,800
Theravance, Inc. Subordinated Notes 01/15/23	2.125%	5,200,000	5,880,160
Total			149,219,914
Property & Casualty 1.3%
MGIC Investment Corp. Senior Unsecured 04/01/20	2.000%	5,690,000	7,958,887
Radian Group, Inc. Senior Unsecured 03/01/19	2.250%	5,300,000	7,757,875
Total			15,716,762
Railroads 0.5%
Greenbrier Companies, Inc. (The) Senior Unsecured 04/01/18	3.500%	3,310,000	6,580,694
Refining 0.5%
Clean Energy Fuels Corp. Senior Unsecured(b) 10/01/18	5.250%	6,210,000	5,928,401
REITs 1.2%
Blackstone Mortgage Trust, Inc. Senior Unsecured 12/01/18	5.250%	7,430,000	7,946,534

Convertible Bonds(d) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
National Health Investors, Inc. Senior Unsecured 04/01/21	3.250%	5,880,000	5,968,200
Total			13,914,734
Retailers 2.4%
Priceline Group, Inc. (The) Senior Unsecured 03/15/18	1.000%	9,800,000	14,020,125
Priceline Group, Inc. (The)(b) Senior Unsecured 09/15/21	0.900%	9,710,000	9,475,339
Restoration Hardware Holdings, Inc. Senior Unsecured(b)(h) 06/15/19	0.000%	5,390,000	5,263,200
Total			28,758,664
Technology 22.0%
Akamai Technologies, Inc. Senior Unsecured(b)(h) 02/15/19	0.000%	8,700,000	8,950,125
Bottomline Technologies de, Inc. Senior Unsecured 12/01/17	1.500%	4,500,000	5,155,470
Cardtronics, Inc. Senior Unsecured(b) 12/01/20	1.000%	5,950,000	5,697,125
Ciena Corp. Senior Unsecured(b) 10/15/18	3.750%	8,000,000	10,418,400
Citrix Systems, Inc. Senior Unsecured(b) 04/15/19	0.500%	7,800,000	8,633,625
Concur Technologies, Inc. Senior Unsecured 06/15/18	0.500%	6,400,000	7,359,936
Cornerstone OnDemand, Inc. Senior Unsecured 07/01/18	1.500%	6,700,000	6,963,812
Ctrip.com International Ltd. Senior Unsecured(b) 10/15/18	1.250%	5,000,000	5,540,625
Electronic Arts, Inc. Senior Unsecured 07/15/16	0.750%	7,350,000	9,504,469
Equinix, Inc. Subordinated Notes 06/15/16	4.750%	3,500,000	9,237,812

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
8

Columbia Convertible Securities Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Convertible Bonds(d) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mentor Graphics Corp. Subordinated Notes 04/01/31	4.000%	5,970,000	7,343,100
Micron Technology, Inc. Senior Unsecured 02/15/33	2.125%	11,200,000	33,572,000
NVIDIA Corp. Senior Unsecured(b) 12/01/18	1.000%	9,120,000	10,385,400
Novellus Systems, Inc. 05/15/41	2.625%	7,000,000	14,789,250
Nuance Communications, Inc. Senior Unsecured 11/01/31	2.750%	9,740,000	9,703,475
Palo Alto Networks, Inc. Senior Unsecured(b)(h) 07/01/19	0.000%	7,350,000	7,656,201
Powerwave Technologies, Inc. Subordinated Notes(e)(f)(g) 10/01/27	3.875%	1,900,000	190
Qihoo 360 Technology Co., Ltd. Senior Unsecured(b) 08/15/20	0.500%	5,880,000	5,836,688
Salesforce.com, Inc. Senior Unsecured 01/15/15	0.750%	1,730,000	4,751,013
04/01/18	0.250%	14,220,000	16,424,100
SanDisk Corp. Senior Unsecured(b) 10/15/20	0.500%	22,000,000	26,730,000
ServiceNow, Inc. Senior Unsecured(b)(h) 11/01/18	0.000%	6,470,000	7,032,081
SunEdison, Inc. Senior Unsecured(b) 01/01/21	2.750%	8,100,000	13,606,785
Synchronoss Technologies, Inc. Senior Unsecured 08/15/19	0.750%	5,680,000	6,219,600
TiVo, Inc. Senior Unsecured(b) 03/15/16	4.000%	5,430,000	7,544,306
Verint Systems, Inc. Senior Unsecured 06/01/21	1.500%	5,880,000	6,115,200
j2 Global, Inc. Senior Unsecured 06/15/29	3.250%	7,673,000	7,931,964
Total			263,102,752

Convertible Bonds(d) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Textile 0.7%
Iconix Brand Group, Inc. Senior Subordinated Notes 03/15/18	1.500%	5,767,000	8,156,701
Tobacco 1.0%
Vector Group Ltd. Senior Unsecured 04/15/20	1.750%	3,150,000	3,545,199
Vector Group Ltd.(c) Senior Unsecured 01/15/19	2.500%	5,800,000	8,535,686
Total			12,080,885
Transportation Services 1.7%
DryShips, Inc. Senior Unsecured 12/01/14	5.000%	4,890,000	4,874,719
Macquarie Infrastructure Co. LLC Senior Unsecured 07/15/19	2.875%	3,844,000	4,372,550
Wabash National Corp. Senior Unsecured 05/01/18	3.375%	3,520,000	4,877,030
XPO Logistics, Inc. Senior Unsecured 10/01/17	4.500%	3,400,000	6,750,598
Total			20,874,897
Total Convertible Bonds (Cost: $765,745,839)			882,442,045

Equity-Linked Notes 0.4%

Issuer	Coupon Rate	Shares	Value ($)
Deutsche Bank AG Senior Unsecured (linked to common stock of Hornbeck Offshore Services, Inc.)(b) 12/03/14	1.000%	91,750	4,257,017
Total Equity-Linked Notes (Cost: $4,773,642)			4,257,017

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
9

Columbia Convertible Securities Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Money Market Funds 4.7%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.100%(i)(j)	56,012,930	56,012,930
Total Money Market Funds (Cost: $56,012,930)		56,012,930
Total Investments (Cost: $1,067,758,696)		1,209,963,050
Other Assets & Liabilities, Net		(15,136,600)
Net Assets		1,194,826,450

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2014, the value of these securities amounted to $336,510,893 or 28.16% of net assets.

(c)  Variable rate security.

(d)  Principal amounts are denominated in United States Dollars unless otherwise noted.

(e)  Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at August 31, 2014 was $24,490, which represents less than 0.01% of net assets. Information concerning such security holdings at August 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Powerwave Technologies, Inc. Subordinated Notes 10/01/2027 3.875%	04/04/2012 - 04/05/2012	949,078
ShengdaTech, Inc. Senior Unsecured 12/15/15 6.500%	12/10/2010 - 12/21/2010	2,434,408

(f)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At August 31, 2014, the value of these securities amounted to $24,490, which represents less than 0.01% of net assets.

(g)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2014, the value of these securities amounted to $24,490, which represents less than 0.01% of net assets.

(h)  Zero coupon bond.

(i)  The rate shown is the seven-day current annualized yield at August 31, 2014.

(j)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	36,240,405	232,696,956	(212,924,431)	56,012,930	18,718	56,012,930

Abbreviation Legend

PIK    Payment-in-Kind

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
10

Columbia Convertible Securities Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Currency Legend

EUR  Euro

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
11

Columbia Convertible Securities Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Fair Value Measurements (continued)

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Information Technology	23,828,550	—	—	23,828,550
Materials	—	757,484	—	757,484
Convertible Preferred Stocks
Consumer Staples	—	32,614,688	—	32,614,688
Energy	—	29,865,491	—	29,865,491
Financials	65,440,003	38,535,485	—	103,975,488
Health Care	11,080,430	—	—	11,080,430
Industrials	14,380,800	—	—	14,380,800
Utilities	16,738,710	34,009,417	—	50,748,127
Total Equity Securities	131,468,493	135,782,565	—	267,251,058
Bonds
Convertible Bonds
Chemicals	—	—	24,300	24,300
Technology	—	263,102,562	190	263,102,752
All other Industries	—	619,314,993	—	619,314,993
Total Bonds	—	882,417,555	24,490	882,442,045
Other
Equity-Linked Notes	—	4,257,017	—	4,257,017
Total Other	—	4,257,017	—	4,257,017
Mutual Funds
Money Market Funds	56,012,930	—	—	56,012,930
Total Mutual Funds	56,012,930	—	—	56,012,930
Total	187,481,423	1,022,457,137	24,490	1,209,963,050

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
12

Columbia Convertible Securities Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain convertible bonds classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company's bankruptcy filing. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.

Other convertible bonds classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the estimated earnings of the respective company and market multiples derived from a set of comparable companies. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Financial Assets were transferred from Level 2 to Level 3 due to the utilization of unobservable market inputs. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
—	190	190	—

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
13

Columbia Convertible Securities Fund

Statement of Assets and Liabilities

August 31, 2014 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $1,011,745,766)	$1,153,950,120
Affiliated issuers (identified cost $56,012,930)	56,012,930
Total investments (identified cost $1,067,758,696)	1,209,963,050
Receivable for:
Investments sold	13,656,340
Capital shares sold	1,860,158
Dividends	480,729
Interest	4,454,050
Reclaims	5,042
Expense reimbursement due from Investment Manager	6,250
Prepaid expenses	7,344
Other assets	29,602
Total assets	1,230,462,565
Liabilities
Payable for:
Investments purchased	33,913,936
Capital shares purchased	1,111,935
Investment management fees	23,532
Distribution and/or service fees	4,058
Transfer agent fees	428,693
Administration fees	1,824
Compensation of board members	112,549
Other expenses	39,588
Total liabilities	35,636,115
Net assets applicable to outstanding capital stock	$1,194,826,450
Represented by
Paid-in capital	$1,029,431,825
Excess of distributions over net investment income	(9,732)
Accumulated net realized gain	23,202,777
Unrealized appreciation (depreciation) on:
Investments	142,204,354
Foreign currency translations	(2,774)
Total — representing net assets applicable to outstanding capital stock	$1,194,826,450

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
14

Columbia Convertible Securities Fund

Statement of Assets and Liabilities (continued)

August 31, 2014 (Unaudited)

Class A
Net assets	$406,251,367
Shares outstanding	20,398,581
Net asset value per share	$19.92
Maximum offering price per share(a)	$21.14
Class B
Net assets	$886,603
Shares outstanding	45,385
Net asset value per share	$19.54
Class C
Net assets	$47,544,465
Shares outstanding	2,395,253
Net asset value per share	$19.85
Class I
Net assets	$127,749,090
Shares outstanding	6,396,732
Net asset value per share	$19.97
Class R
Net assets	$2,523,185
Shares outstanding	126,813
Net asset value per share	$19.90
Class R4
Net assets	$3,094,838
Shares outstanding	154,147
Net asset value per share	$20.08
Class R5
Net assets	$15,484,761
Shares outstanding	771,612
Net asset value per share	$20.07
Class W
Net assets	$167,197
Shares outstanding	8,413
Net asset value per share	$19.87
Class Z
Net assets	$591,124,944
Shares outstanding	29,639,759
Net asset value per share	$19.94

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
15

Columbia Convertible Securities Fund

Statement of Operations

Six Months Ended August 31, 2014 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$5,382,362
Dividends — affiliated issuers	18,718
Interest	8,766,878
Total income	14,167,958
Expenses:
Investment management fees	3,924,320
Distribution and/or service fees
Class A	439,661
Class B	4,371
Class C	199,251
Class R	6,165
Class W	11,339
Transfer agent fees
Class A	410,996
Class B	1,020
Class C	46,683
Class R	2,882
Class R4	2,109
Class R5	2,682
Class W	10,054
Class Z	598,478
Administration fees	305,139
Compensation of board members	17,060
Custodian fees	7,550
Printing and postage fees	44,300
Registration fees	68,906
Professional fees	17,287
Other	8,760
Total expenses	6,129,013
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,054,461)
Expense reductions	(1,112)
Total net expenses	5,073,440
Net investment income	9,094,518
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	23,342,644
Foreign currency translations	8,532
Net realized gain	23,351,176
Net change in unrealized appreciation (depreciation) on:
Investments	28,447,158
Foreign currency translations	(7,530)
Net change in unrealized appreciation (depreciation)	28,439,628
Net realized and unrealized gain	51,790,804
Net increase in net assets resulting from operations	$60,885,322

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
16

Columbia Convertible Securities Fund

Statement of Changes in Net Assets

	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
Operations
Net investment income	$9,094,518	$13,920,610
Net realized gain	23,351,176	56,079,634
Net change in unrealized appreciation (depreciation)	28,439,628	85,524,888
Net increase in net assets resulting from operations	60,885,322	155,525,132
Distributions to shareholders
Net investment income
Class A	(3,426,101)	(5,470,325)
Class B	(5,366)	(15,796)
Class C	(238,440)	(322,779)
Class I	(1,781,170)	(4,677,311)
Class R	(21,435)	(42,946)
Class R4	(16,973)	(2,650)
Class R5	(88,820)	(10,061)
Class W	(132,014)	(617,803)
Class Z	(5,484,142)	(3,403,510)
Net realized gains
Class A	(3,161,385)	—
Class B	(7,253)	—
Class C	(353,416)	—
Class I	(1,276,377)	—
Class R	(22,205)	—
Class R4	(18,159)	—
Class R5	(113,460)	—
Class W	(1,596)	—
Class Z	(4,408,151)	—
Total distributions to shareholders	(20,556,463)	(14,563,181)
Increase (decrease) in net assets from capital stock activity	149,686,682	302,826,446
Total increase in net assets	190,015,541	443,788,397
Net assets at beginning of period	1,004,810,909	561,022,512
Net assets at end of period	$1,194,826,450	$1,004,810,909
Undistributed (excess of distributions over) net investment income	$(9,732)	$2,090,211

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
17

Columbia Convertible Securities Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	6,622,845	128,100,697	8,793,410	154,082,393
Distributions reinvested	234,914	4,558,462	183,612	3,118,888
Redemptions	(3,294,567)	(63,399,499)	(5,676,984)	(97,837,010)
Net increase	3,563,192	69,259,660	3,300,038	59,364,271
Class B shares
Subscriptions	4,083	77,248	5,964	103,519
Distributions reinvested	471	8,978	597	9,894
Redemptions(a)	(7,445)	(140,227)	(45,001)	(743,165)
Net decrease	(2,891)	(54,001)	(38,440)	(629,752)
Class C shares
Subscriptions	810,061	15,539,364	738,084	13,076,747
Distributions reinvested	18,682	362,217	10,144	172,583
Redemptions	(116,498)	(2,228,271)	(192,142)	(3,305,414)
Net increase	712,245	13,673,310	556,086	9,943,916
Class I shares
Subscriptions	148,196	2,857,400	179,769	3,030,442
Distributions reinvested	157,474	3,057,488	277,612	4,677,228
Redemptions	(1,716,869)	(33,571,905)	(4,123,467)	(72,667,287)
Net decrease	(1,411,199)	(27,657,017)	(3,666,086)	(64,959,617)
Class R shares
Subscriptions	22,794	438,763	37,934	652,380
Distributions reinvested	411	7,975	584	9,876
Redemptions	(22,559)	(437,284)	(33,220)	(581,876)
Net increase	646	9,454	5,298	80,380
Class R4 shares
Subscriptions	159,399	3,112,571	35,060	642,022
Distributions reinvested	1,791	35,077	145	2,578
Redemptions	(42,401)	(824,122)	(16)	(300)
Net increase	118,789	2,323,526	35,189	644,300
Class R5 shares
Subscriptions	789,601	15,227,898	55,914	979,220
Distributions reinvested	10,305	202,223	561	9,985
Redemptions	(77,140)	(1,497,560)	(7,798)	(139,816)
Net increase	722,766	13,932,561	48,677	849,389

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
18

Columbia Convertible Securities Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class W shares
Subscriptions	39,675	750,663	497,760	8,597,156
Distributions reinvested	7,012	133,558	36,682	617,733
Redemptions	(1,504,921)	(28,191,848)	(768,943)	(13,391,118)
Net decrease	(1,458,234)	(27,307,627)	(234,501)	(4,176,229)
Class Z shares
Subscriptions	8,196,148	158,136,451	19,068,281	346,642,971
Distributions reinvested	88,857	1,724,951	70,743	1,203,526
Redemptions	(2,819,288)	(54,354,586)	(2,664,182)	(46,136,709)
Net increase	5,465,717	105,506,816	16,474,842	301,709,788
Total net increase	7,711,031	149,686,682	16,481,103	302,826,446

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
19

Columbia Convertible Securities Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class A	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$19.22		$15.68		$14.99		$15.55		$12.92		$9.93
Income from investment operations:
Net investment income	0.15		0.34		0.41		0.42		0.45		0.34
Net realized and unrealized gain (loss)	0.90		3.58		0.73		(0.56)		2.67		2.99
Total from investment operations	1.05		3.92		1.14		(0.14)		3.12		3.33
Less distributions to shareholders:
Net investment income	(0.19)		(0.38)		(0.45)		(0.42)		(0.49)		(0.34)
Net realized gains	(0.16)		—		—		—		—		—
Total distributions to shareholders	(0.35)		(0.38)		(0.45)		(0.42)		(0.49)		(0.34)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(a)
Net asset value, end of period	$19.92		$19.22		$15.68		$14.99		$15.55		$12.92
Total return	5.52%		25.38%		7.84%		(0.75%)		24.72%		33.91%
Ratios to average net assets(b)
Total gross expenses	1.30	%(c)	1.35%		1.39%		1.27%		1.31	%(d)	1.24%
Total net expenses(e)	1.10	%(c)(f)	1.12	%(f)	1.15	%(f)	1.12	%(f)	1.15	%(d)(f)	1.20	%(f)
Net investment income	1.55	%(c)	1.97%		2.80%		2.86%		3.27%		2.88%
Supplemental data
Net assets, end of period (in thousands)	$406,251		$323,622		$212,252		$198,721		$224,608		$191,414
Portfolio turnover	32%		76%		71%		66%		118%		117%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
20

Columbia Convertible Securities Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class B	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$18.86		$15.40		$14.72		$15.28		$12.70		$9.77
Income from investment operations:
Net investment income	0.08		0.21		0.30		0.30		0.35		0.24
Net realized and unrealized gain (loss)	0.88		3.51		0.72		(0.55)		2.62		2.94
Total from investment operations	0.96		3.72		1.02		(0.25)		2.97		3.18
Less distributions to shareholders:
Net investment income	(0.12)		(0.26)		(0.34)		(0.31)		(0.39)		(0.25)
Net realized gains	(0.16)		—		—		—		—		—
Total distributions to shareholders	(0.28)		(0.26)		(0.34)		(0.31)		(0.39)		(0.25)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(a)
Net asset value, end of period	$19.54		$18.86		$15.40		$14.72		$15.28		$12.70
Total return	5.13%		24.37%		7.10%		(1.53%)		23.83%		32.86%
Ratios to average net assets(b)
Total gross expenses	2.05	%(c)	2.10%		2.13%		2.04%		2.06	%(d)	1.99%
Total net expenses(e)	1.85	%(c)(f)	1.88	%(f)	1.89	%(f)	1.88	%(f)	1.90	%(d)(f)	1.95	%(f)
Net investment income	0.80	%(c)	1.23%		2.07%		2.04%		2.61%		2.10%
Supplemental data
Net assets, end of period (in thousands)	$887		$911		$1,335		$3,102		$12,089		$24,126
Portfolio turnover	32%		76%		71%		66%		118%		117%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
21

Columbia Convertible Securities Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class C	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$19.16		$15.63		$14.95		$15.51		$12.88		$9.91
Income from investment operations:
Net investment income	0.08		0.21		0.30		0.31		0.35		0.25
Net realized and unrealized gain (loss)	0.89		3.58		0.72		(0.56)		2.67		2.97
Total from investment operations	0.97		3.79		1.02		(0.25)		3.02		3.22
Less distributions to shareholders:
Net investment income	(0.12)		(0.26)		(0.34)		(0.31)		(0.39)		(0.25)
Net realized gains	(0.16)		—		—		—		—		—
Total distributions to shareholders	(0.28)		(0.26)		(0.34)		(0.31)		(0.39)		(0.25)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(a)
Net asset value, end of period	$19.85		$19.16		$15.63		$14.95		$15.51		$12.88
Total return	5.11%		24.46%		6.99%		(1.51%)		23.88%		32.80%
Ratios to average net assets(b)
Total gross expenses	2.06	%(c)	2.10%		2.14%		2.02%		2.06	%(d)	1.99%
Total net expenses(e)	1.85	%(c)(f)	1.87	%(f)	1.90	%(f)	1.87	%(f)	1.90	%(d)(f)	1.95	%(f)
Net investment income	0.79	%(c)	1.21%		2.05%		2.10%		2.53%		2.12%
Supplemental data
Net assets, end of period (in thousands)	$47,544		$32,250		$17,617		$20,127		$21,717		$20,103
Portfolio turnover	32%		76%		71%		66%		118%		117%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
22

Columbia Convertible Securities Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,		Year Ended February 29,	Year Ended February 28,
Class I	(Unaudited)		2014	2013	2012	2011(a)
Per share data
Net asset value, beginning of period	$19.27		$15.72	$15.02	$15.58	$13.69
Income from investment operations:
Net investment income	0.19		0.42	0.48	0.47	0.17
Net realized and unrealized gain (loss)	0.90		3.58	0.72	(0.57)	1.86
Total from investment operations	1.09		4.00	1.20	(0.10)	2.03
Less distributions to shareholders:
Net investment income	(0.23)		(0.45)	(0.50)	(0.46)	(0.14)
Net realized gains	(0.16)		—	—	—	—
Total distributions to shareholders	(0.39)		(0.45)	(0.50)	(0.46)	(0.14)
Net asset value, end of period	$19.97		$19.27	$15.72	$15.02	$15.58
Total return	5.73%		25.90%	8.29%	(0.43%)	14.92%
Ratios to average net assets(b)
Total gross expenses	0.82	%(c)	0.85%	0.89%	0.84%	0.90	%(c)
Total net expenses(d)	0.67	%(c)	0.69%	0.74%	0.77%	0.86	%(c)(e)
Net investment income	1.99	%(c)	2.43%	3.21%	3.28%	2.63	%(c)
Supplemental data
Net assets, end of period (in thousands)	$127,749		$150,494	$180,374	$186,160	$82,875
Portfolio turnover	32%		76%	71%	66%	118%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
23

Columbia Convertible Securities Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,
Class R	(Unaudited)		2014		2013		2012(a)
Per share data
Net asset value, beginning of period	$19.21		$15.67		$14.99		$13.80
Income from investment operations:
Net investment income	0.12		0.30		0.38		0.11
Net realized and unrealized gain	0.90		3.58		0.72		1.20	(b)
Total from investment operations	1.02		3.88		1.10		1.31
Less distributions to shareholders:
Net investment income	(0.17)		(0.34)		(0.42)		(0.12)
Net realized gains	(0.16)		—		—		—
Total distributions to shareholders	(0.33)		(0.34)		(0.42)		(0.12)
Net asset value, end of period	$19.90		$19.21		$15.67		$14.99
Total return	5.35%		25.08%		7.55%		9.57%
Ratios to average net assets(c)
Total gross expenses	1.55	%(d)	1.60%		1.64%		1.28	%(d)
Total net expenses(e)	1.35	%(d)(f)	1.37	%(f)	1.40	%(f)	1.20	%(d)
Net investment income	1.30	%(d)	1.72%		2.56%		2.64	%(d)
Supplemental data
Net assets, end of period (in thousands)	$2,523		$2,423		$1,894		$2,068
Portfolio turnover	32%		76%		71%		66%

Notes to Financial Highlights

(a)  Based on operations from November 16, 2011 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia Convertible Securities Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$19.37		$15.80		$14.75
Income from investment operations:
Net investment income	0.17		0.37		0.14
Net realized and unrealized gain	0.91		3.62		1.04
Total from investment operations	1.08		3.99		1.18
Less distributions to shareholders:
Net investment income	(0.21)		(0.42)		(0.13)
Net realized gains	(0.16)		—		—
Total distributions to shareholders	(0.37)		(0.42)		(0.13)
Net asset value, end of period	$20.08		$19.37		$15.80
Total return	5.66%		25.68%		8.05%
Ratios to average net assets(b)
Total gross expenses	1.06	%(c)	1.10%		1.24	%(c)
Total net expenses(d)	0.85	%(c)(e)	0.85	%(e)	0.92	%(c)
Net investment income	1.76	%(c)	2.09%		2.96	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3,095		$685		$3
Portfolio turnover	32%		76%		71%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia Convertible Securities Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,
Class R5	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$19.37		$15.80	$14.75
Income from investment operations:
Net investment income	0.18		0.40	0.14
Net realized and unrealized gain	0.91		3.62	1.04
Total from investment operations	1.09		4.02	1.18
Less distributions to shareholders:
Net investment income	(0.23)		(0.45)	(0.13)
Net realized gains	(0.16)		—	—
Total distributions to shareholders	(0.39)		(0.45)	(0.13)
Net asset value, end of period	$20.07		$19.37	$15.80
Total return	5.68%		25.86%	8.08%
Ratios to average net assets(b)
Total gross expenses	0.88	%(c)	0.90%	1.01	%(c)
Total net expenses(d)	0.72	%(c)	0.71%	0.79	%(c)
Net investment income	1.85	%(c)	2.25%	3.09	%(c)
Supplemental data
Net assets, end of period (in thousands)	$15,485		$946	$3
Portfolio turnover	32%		76%	71%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia Convertible Securities Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,
Class W	(Unaudited)		2014		2013		2012(a)
Per share data
Net asset value, beginning of period	$19.20		$15.66		$14.98		$13.80
Income from investment operations:
Net investment income	0.16		0.34		0.42		0.14
Net realized and unrealized gain	0.86		3.58		0.72		1.17	(b)
Total from investment operations	1.02		3.92		1.14		1.31
Less distributions to shareholders:
Net investment income	(0.19)		(0.38)		(0.46)		(0.13)
Net realized gains	(0.16)		—		—		—
Total distributions to shareholders	(0.35)		(0.38)		(0.46)		(0.13)
Net asset value, end of period	$19.87		$19.20		$15.66		$14.98
Total return	5.38%		25.41%		7.87%		9.56%
Ratios to average net assets(c)
Total gross expenses	1.25	%(d)	1.35%		1.39%		0.85	%(d)
Total net expenses(e)	1.05	%(d)(f)	1.12	%(f)	1.15	%(f)	0.77	%(d)
Net investment income	1.65	%(d)	1.98%		2.83%		3.44	%(d)
Supplemental data
Net assets, end of period (in thousands)	$167		$28,153		$26,640		$28,830
Portfolio turnover	32%		76%		71%		66%

Notes to Financial Highlights

(a)  Based on operations from November 16, 2011 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
27

Columbia Convertible Securities Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class Z	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$19.25		$15.70		$15.01		$15.58		$12.93		$9.94
Income from investment operations:
Net investment income	0.17		0.38		0.45		0.45		0.49		0.37
Net realized and unrealized gain (loss)	0.89		3.59		0.73		(0.57)		2.68		2.99
Total from investment operations	1.06		3.97		1.18		(0.12)		3.17		3.36
Less distributions to shareholders:
Net investment income	(0.21)		(0.42)		(0.49)		(0.45)		(0.52)		(0.37)
Net realized gains	(0.16)		—		—		—		—		—
Total distributions to shareholders	(0.37)		(0.42)		(0.49)		(0.45)		(0.52)		(0.37)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(a)
Net asset value, end of period	$19.94		$19.25		$15.70		$15.01		$15.58		$12.93
Total return	5.59%		25.72%		8.10%		(0.56%)		25.17%		34.20%
Ratios to average net assets(b)
Total gross expenses	1.06	%(c)	1.10%		1.14%		1.02%		1.06	%(d)	0.99%
Total net expenses(e)	0.85	%(c)(f)	0.87	%(f)	0.90	%(f)	0.87	%(f)	0.90	%(d)(f)	0.95	%(f)
Net investment income	1.79	%(c)	2.18%		3.06%		3.08%		3.52%		3.12%
Supplemental data
Net assets, end of period (in thousands)	$591,125		$465,328		$120,906		$130,380		$166,597		$198,457
Portfolio turnover	32%		76%		71%		66%		118%		117%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
28

Columbia Convertible Securities Fund

Notes to Financial Statements

August 31, 2014 (Unaudited)

Note 1. Organization

Columbia Convertible Securities Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class R5, Class W and Class Z shares. Effective October 1, 2014, the Fund also offers Class Y shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus. Class Y shares commenced operations on October 1, 2014.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

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29

Columbia Convertible Securities Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Equity-Linked Notes

The Fund may invest in equity-linked notes (ELNs). An ELN is a debt instrument whose value is based on the value of a single equity security, basket of equity securities or an index of equity securities (each, an Underlying Equity). An ELN typically provides interest income, thereby offering a yield advantage over investing directly in an Underlying Equity. However, the holder of an ELN may have limited or no benefit from any appreciation in the Underlying Equity, but is exposed to various risks, including, without limitation, volatility, issuer and market risk. The Fund may purchase ELNs that trade on a securities exchange or those that trade on the over-the-counter markets, including securities offered and sold under Rule 144A of the Securities Act of 1933, as amended. The Fund may also purchase an ELN in a privately negotiated transaction with the issuer of the ELN (or its broker-dealer affiliate).

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the

Semiannual Report 2014
30

Columbia Convertible Securities Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

issuer resumes interest payments or when collectability of interest is reasonably assured.

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the extent actual information has not yet been reported by the REITs, estimates for return of capital are made by the Fund's management. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for the BDCs, ETFs, and RICs.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a

Semiannual Report 2014
31

Columbia Convertible Securities Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

percentage of the Fund's average daily net assets that declines from 0.76% to 0.62% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended August 31, 2014 was 0.73% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended August 31, 2014 was 0.06% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2014, other expenses paid by the Fund to this company were $1,267.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American

Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended August 31, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.23%
Class B	0.23
Class C	0.23
Class R	0.23
Class R4	0.24
Class R5	0.05
Class W	0.22
Class Z	0.23

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2014, these minimum account balance fees reduced total expenses of the Fund by $1,112.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the

Semiannual Report 2014
32

Columbia Convertible Securities Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares of the Fund and the payment of a monthly distribution fee at the maximum annual rates of 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class B, Class C, Class R and Class W shares, respectively.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $306,402 for Class A, $178 for Class B and $2,358 for Class C shares for the six months ended August 31, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	July 1, 2014 through June 30, 2015	Prior to July 1, 2014
Class A	1.13%	1.10%
Class B	1.88	1.85
Class C	1.88	1.85
Class I	0.72	0.66
Class R	1.38	1.35
Class R4	0.88	0.85
Class R5	0.77	0.71
Class W	1.13	1.10
Class Z	0.88	0.85

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

In addition, effective July 1, 2014, the Fund's expense ratio is subject to a voluntary expense reimbursement arrangement pursuant to which fees are waived and/or expenses reimbursed (excluding certain fees and expenses immediately described above), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of 1.10% for Class A, 1.85% for Class B, 1.85% for Class C, 0.69% for Class I, 1.35% for Class R, 0.85% for Class R4, 0.74% for Class R5, 1.10% for Class W and 0.85% for Class Z. This arrangement may be revised or discontinued at any time.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2014, the cost of investments for federal income tax purposes was approximately $1,067,759,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$159,778,000
Unrealized depreciation	(17,574,000)
Net unrealized appreciation	$142,204,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $462,642,538 and $332,958,901, respectively, for the six months ended August 31, 2014. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

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33

Columbia Convertible Securities Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At August 31, 2014, two unaffiliated shareholders of record owned 50.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 21.5% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended August 31, 2014.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC,

which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014
34

Columbia Convertible Securities Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Convertible Securities Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2014, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed expense caps for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 9-11, 2014 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the successful implementation of a globalization initiative, which, among other things, increased worldwide analyst support for global products, the reorganization of the Informational Technology research team, the hiring of additional personnel to assist the Asset Allocation team and the global restructuring of the Senior Operational team. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain its key portfolio management personnel. The Independent Trustees also recalled Columbia Management's representation that additional staff has been added to support the vigorous application of the "5P" review process, to which all internally-managed Funds are subject.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2013 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

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Columbia Convertible Securities Fund

Approval of Investment Management Services Agreement (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed voluntary expense caps/waivers) approximated the peer universe's median expense ratio shown in the reports.

It was observed that various proposals concerning the Funds' transfer agency and sub-transfer agency fee structures, and other changes impacting the Funds' pricing structure and fees, are expected to be considered at a later Board meeting which, if adopted, would alter the current pricing philosophy. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that: (i) a 2013 report provided to the Board by an independent consulting firm, Bobroff Consulting, concluded that 2012 profitability was reasonable; (ii) 2013 profitability only moderately exceeded 2012 levels; and (iii) 2013 profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 11, 2014, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

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Columbia Convertible Securities Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

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Columbia Convertible Securities Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR134_02_D01_(10/14)

Semiannual Report

August 31, 2014

Columbia Marsico International Opportunities Fund

Not FDIC insured • No bank guarantee • May lose value

About Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are some of the most talented professionals in the industry, brought together by a unique way of working.

It starts with carefully selected, specialized investment teams. While each team brings a diverse and innovative range of skills, all are grounded by a common set of core beliefs. All possess a solid conviction in the power of proprietary, bottom-up research. All look not only at generating returns, but also at the likely consistency of those returns and the risks required to achieve them. And while our culture encourages teams to operate independently and question established thinking, a rigorous investment oversight process ensures that each team stays true to its clearly articulated investment process. At Columbia Management, reaching our performance goals matters, and the way we reach them matters just as much.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

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President's Message

Dear Shareholders,

Continued Economic Recovery

The U.S. economy improved along with a warm-up in the weather during the second quarter of 2014. Economic data generally beat expectations with positive news from major market sectors. Strong hiring brought unemployment down to 6.1%. Manufacturing activity remained robust. Personal income growth was healthy with accelerated wage gains, an increased savings rate of 4.8% and a 35-year low in household debt as a percentage of income. After a slow start, the housing market showed renewed strength. Sales rose and pending sales, a key indicator of future activity, rose strongly near the end of the quarter. Consumer spending was somewhat lackluster, but consumer confidence rose to a post-recession high.

Against this backdrop, the Federal Reserve (the Fed) maintained a steady hand, while central banks outside of the United States took steps to stimulate growth. Investors were the beneficiaries of a stable environment and accommodative monetary policy. Equity markets stabilized at high levels with the S&P 500 Index setting a new record high above 1900. Every major asset class delivered gains for the period. All 10 sectors within the S&P 500 Index delivered gains, led by energy, utilities and technology. Large- and mid-cap stocks outperformed small-cap stocks by a considerable margin.

Interest rates moved lower, resulting in positive returns for most domestic fixed-income sectors. The Barclays U.S. Aggregate Bond Index returned 2.04%, while mortgage and securitized bonds, investment-grade and high-yield corporate and municipal bonds returned around 2.50% for the second quarter of 2014. U.S. convertible bonds and Treasury Inflation Protected Securities generated somewhat stronger returns. Emerging-market bonds were the period's best fixed-income performers, with returns in line with U.S. equities.

Stay on Track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

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Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities. The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia Marsico International Opportunities Fund

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	6
Portfolio of Investments	7
Statement of Assets and Liabilities	10
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	15
Notes to Financial Statements	22
Approval of Investment Management Services and Subadvisory Agreements	28
Important Information About This Report	31

Semiannual Report 2014

Columbia Marsico International Opportunities Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Marsico International Opportunities Fund (the Fund) Class A shares returned -1.64% excluding sales charges for the six-month period that ended August 31, 2014.

>  The Fund underperformed its benchmark, the MSCI EAFE Index (Net), which returned 1.24% during the same period.

Average Annual Total Returns (%) (for period ended August 31, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	08/01/00
Excluding sales charges		-1.64	8.91	7.00	6.31
Including sales charges		-7.29	2.65	5.75	5.68
Class B	08/01/00
Excluding sales charges		-1.98	8.11	6.22	5.52
Including sales charges		-6.87	3.11	5.91	5.52
Class C	08/01/00
Excluding sales charges		-1.98	8.01	6.20	5.52
Including sales charges		-2.95	7.01	6.20	5.52
Class I*	09/27/10	-1.38	9.33	7.47	6.55
Class R*	01/23/06	-1.77	8.60	6.74	6.05
Class R4*	11/08/12	-1.49	9.18	7.09	6.36
Class Z	08/01/00	-1.42	9.24	7.29	6.59
MSCI EAFE Index (Net)		1.24	16.44	8.21	7.01

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one class of shares at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
3

Columbia Marsico International Opportunities Fund

Portfolio Overview

(Unaudited)

Portfolio Management

Marsico Capital Management, LLC

Munish Malhotra, CFA

Effective August 22, 2014, James Gendelman no longer serves as a Portfolio Manager of the Fund.

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2014 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Top Ten Holdings (%) (at August 31, 2014)
Canadian Pacific Railway Ltd. (Canada)	5.3
Liberty Global PLC, Class C (United Kingdom)	5.1
Gilead Sciences, Inc. (United States)	5.0
ASML Holding NV (Netherlands)	4.7
Safran SA (France)	4.5
Roche Holding AG, Genusschein Shares (Switzerland)	4.1
MasterCard, Inc., Class A (United States)	4.0
Sands China Ltd. (Hong Kong)	3.8
ARM Holdings PLC (United Kingdom)	3.2
Schlumberger Ltd. (United States)	3.1

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at August 31, 2014)
Belgium	3.0
Brazil	1.3
Canada	8.1
China	7.6
Denmark	2.0
France	4.3
Germany	7.9
Hong Kong	3.7
India	1.8
Italy	2.1
Japan	6.8
Mexico	2.1
Netherlands	5.1
Panama	1.0
Russian Federation	1.0
Switzerland	7.0
United Kingdom	15.1
United States(a)	20.1
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Semiannual Report 2014
4

Columbia Marsico International Opportunities Fund

Portfolio Overview (continued)

(Unaudited)

Summary of Investments in Securities by Industry (%) (at August 31, 2014)
Aerospace & Defense	4.4
Airlines	1.0
Auto Components	0.5
Automobiles	4.8
Biotechnology	5.9
Capital Markets	4.1
Electronic Equipment, Instruments & Components	2.9
Energy Equipment & Services	3.0
Health Care Equipment & Supplies	1.0
Hotels, Restaurants & Leisure	8.9
Internet & Catalog Retail	7.5
Internet Software & Services	5.1
IT Services	8.2
Machinery	3.0
Media	5.0
Multiline Retail	2.0
Pharmaceuticals	12.0
Road & Rail	5.2
Semiconductors & Semiconductor Equipment	10.8
Textiles, Apparel & Luxury Goods	3.0
Money Market Funds	2.4
Total	100.7

Percentages indicated are based upon net assets. The Fund's portfolio composition is subject to change.

Semiannual Report 2014
5

Columbia Marsico International Opportunities Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2014 – August 31, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	983.60	1,017.85	7.02	7.14	1.42
Class B	1,000.00	1,000.00	980.20	1,014.11	10.71	10.90	2.17
Class C	1,000.00	1,000.00	980.20	1,014.06	10.76	10.95	2.18
Class I	1,000.00	1,000.00	986.20	1,019.70	5.20	5.29	1.05
Class R	1,000.00	1,000.00	982.30	1,016.55	8.30	8.45	1.68
Class R4	1,000.00	1,000.00	985.10	1,019.05	5.84	5.94	1.18
Class Z	1,000.00	1,000.00	985.80	1,019.05	5.84	5.94	1.18

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2014
6

Columbia Marsico International Opportunities Fund

Portfolio of Investments

August 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.3%

Issuer	Shares	Value ($)
Belgium 3.0%
UCB SA	39,789	3,853,092
Brazil 1.3%
Cielo SA	86,300	1,625,378
Canada 8.2%
Canadian Pacific Railway Ltd.	33,269	6,663,897
Dollarama, Inc.	30,059	2,559,148
Novadaq Technologies, Inc.(a)	98,628	1,288,082
Total		10,511,127
China 7.7%
Baidu, Inc., ADR(a)	13,210	2,833,809
Ctrip.com International Ltd., ADR(a)	29,525	1,894,619
Tencent Holdings Ltd.	228,100	3,712,530
Vipshop Holdings Ltd., ADS(a)	7,383	1,451,719
Total		9,892,677
Denmark 2.0%
Novo Nordisk A/S, Class B	56,666	2,588,949
France 4.4%
Safran SA	85,945	5,633,385
Germany 8.0%
Bayerische Motoren Werke AG	32,484	3,781,656
Infineon Technologies AG	335,968	3,904,582
Wirecard AG	70,459	2,632,501
Total		10,318,739
Hong Kong 3.7%
Sands China Ltd.	742,800	4,835,844
India 1.8%
Tata Motors Ltd., ADR	49,598	2,390,128
Italy 2.1%
Azimut Holding SpA	104,590	2,722,409
Japan 6.9%
FANUC Corp.	7,500	1,257,160
Keyence Corp.	8,800	3,768,597
Ono Pharmaceutical Co., Ltd.	14,400	1,287,580
Start Today Co., Ltd.	106,000	2,527,804
Total		8,841,141
Mexico 2.1%
Alsea SAB de CV(a)	771,929	2,668,185

Common Stocks (continued)

Issuer	Shares	Value ($)
Netherlands 5.1%
ASML Holding NV	62,146	5,945,427
Mobileye NV(a)	15,661	676,868
Total		6,622,295
Panama 1.0%
Copa Holdings SA, Class A	10,177	1,251,567
Russian Federation 1.0%
QIWI PLC, ADR	33,365	1,244,181
Switzerland 7.0%
Cie Financiere Richemont SA, Class A, Registered Shares	40,435	3,856,091
Roche Holding AG, Genusschein Shares	17,787	5,186,624
Total		9,042,715
United Kingdom 15.2%
ARM Holdings PLC	248,846	4,011,413
Domino's Pizza Group PLC	398,090	3,912,465
Hargreaves Lansdown PLC	137,705	2,565,016
Liberty Global PLC, Class C(a)	155,265	6,510,261
Weir Group PLC (The)	59,128	2,596,369
Total		19,595,524
United States 17.8%
Alkermes PLC(a)	28,805	1,288,448
Gilead Sciences, Inc.(a)	58,520	6,295,581
MasterCard, Inc., Class A	67,127	5,088,898
Perrigo Co. PLC	17,305	2,573,946
Priceline Group, Inc. (The)(a)	3,045	3,788,924
Schlumberger Ltd.	35,725	3,916,889
Total		22,952,686
Total Common Stocks (Cost: $111,639,181)		126,590,022

Money Market Funds 2.4%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.100%(b)(c)	3,128,574	3,128,574
Total Money Market Funds (Cost: $3,128,574)		3,128,574
Total Investments (Cost: $114,767,755)		129,718,596
Other Assets & Liabilities, Net		(900,474)
Net Assets		128,818,122

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
7

Columbia Marsico International Opportunities Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at August 31, 2014.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	14,356,974	42,911,840	(54,140,240)	3,128,574	2,606	3,128,574

Abbreviation Legend

ADR  American Depositary Receipt

ADS  American Depositary Share

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
8

Columbia Marsico International Opportunities Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	21,939,853	18,913,860	—	40,853,713
Energy	3,916,889	—	—	3,916,889
Financials	—	5,287,425	—	5,287,425
Health Care	11,446,056	12,916,245	—	24,362,301
Industrials	7,915,465	9,486,914	—	17,402,379
Information Technology	10,792,266	23,975,049	—	34,767,315
Total Equity Securities	56,010,529	70,579,493	—	126,590,022
Mutual Funds
Money Market Funds	3,128,574	—	—	3,128,574
Total Mutual Funds	3,128,574	—	—	3,128,574
Total	59,139,103	70,579,493	—	129,718,596

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
9

Columbia Marsico International Opportunities Fund

Statement of Assets and Liabilities

August 31, 2014 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $111,639,181)	$126,590,022
Affiliated issuers (identified cost $3,128,574)	3,128,574
Total investments (identified cost $114,767,755)	129,718,596
Foreign currency (identified cost $359,166)	359,166
Receivable for:
Investments sold	691,926
Capital shares sold	13,061
Dividends	83,395
Reclaims	277,946
Prepaid expenses	3,528
Other assets	23,384
Total assets	131,171,002
Liabilities
Payable for:
Investments purchased	1,987,017
Capital shares purchased	217,665
Investment management fees	2,805
Distribution and/or service fees	766
Transfer agent fees	23,135
Administration fees	284
Compensation of board members	86,685
Other expenses	34,523
Total liabilities	2,352,880
Net assets applicable to outstanding capital stock	$128,818,122
Represented by
Paid-in capital	$700,282,490
Excess of distributions over net investment income	(35,652)
Accumulated net realized loss	(586,380,007)
Unrealized appreciation (depreciation) on:
Investments	14,950,841
Foreign currency translations	450
Total — representing net assets applicable to outstanding capital stock	$128,818,122

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
10

Columbia Marsico International Opportunities Fund

Statement of Assets and Liabilities (continued)

August 31, 2014 (Unaudited)

Class A
Net assets	$47,051,965
Shares outstanding	3,515,390
Net asset value per share	$13.38
Maximum offering price per share(a)	$14.20
Class B
Net assets	$2,524,436
Shares outstanding	203,821
Net asset value per share	$12.39
Class C
Net assets	$13,081,668
Shares outstanding	1,055,545
Net asset value per share	$12.39
Class I
Net assets	$2,397
Shares outstanding	173
Net asset value per share(b)	$13.85
Class R
Net assets	$826,646
Shares outstanding	62,374
Net asset value per share	$13.25
Class R4
Net assets	$294,094
Shares outstanding	21,341
Net asset value per share	$13.78
Class Z
Net assets	$65,036,916
Shares outstanding	4,745,322
Net asset value per share	$13.71

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
11

Columbia Marsico International Opportunities Fund

Statement of Operations

Six Months Ended August 31, 2014 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$1,348,115
Dividends — affiliated issuers	2,606
Foreign taxes withheld	(167,690)
Total income	1,183,031
Expenses:
Investment management fees	630,213
Distribution and/or service fees
Class A	93,671
Class B	15,376
Class C	69,702
Class R	2,176
Transfer agent fees
Class A	59,438
Class B	2,409
Class C	10,858
Class R	678
Class R4	171
Class Z	51,815
Administration fees	63,819
Compensation of board members	11,187
Custodian fees	16,492
Printing and postage fees	20,887
Registration fees	40,187
Professional fees	18,196
Other	10,972
Total expenses	1,118,247
Expense reductions	(400)
Total net expenses	1,117,847
Net investment income	65,184
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	15,943,671
Foreign currency translations	(21,093)
Net realized gain	15,922,578
Net change in unrealized appreciation (depreciation) on:
Investments	(18,930,078)
Foreign currency translations	(19,373)
Net change in unrealized appreciation (depreciation)	(18,949,451)
Net realized and unrealized loss	(3,026,873)
Net decrease in net assets from operations	$(2,961,689)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
12

Columbia Marsico International Opportunities Fund

Statement of Changes in Net Assets

	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
Operations
Net investment income	$65,184	$1,346,438
Net realized gain	15,922,578	74,077,178
Net change in unrealized appreciation (depreciation)	(18,949,451)	(39,609,643)
Net increase (decrease) in net assets resulting from operations	(2,961,689)	35,813,973
Distributions to shareholders
Net investment income
Class A	(134,593)	(1,182,566)
Class B	(2,339)	(61,428)
Class C	(11,388)	(228,213)
Class I	(6)	(40)
Class R	(1,430)	(13,571)
Class R4	(519)	(2,043)
Class Z	(152,742)	(2,337,733)
Total distributions to shareholders	(303,017)	(3,825,594)
Increase (decrease) in net assets from capital stock activity	(57,239,974)	(208,664,068)
Total decrease in net assets	(60,504,680)	(176,675,689)
Net assets at beginning of period	189,322,802	365,998,491
Net assets at end of period	$128,818,122	$189,322,802
Undistributed (excess of distributions over) net investment income	$(35,652)	$202,181

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
13

Columbia Marsico International Opportunities Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	481,660	6,325,373	1,126,356	14,523,089
Distributions reinvested	8,531	115,341	86,253	1,042,804
Redemptions	(3,824,517)	(51,361,215)	(1,500,126)	(19,205,047)
Net decrease	(3,334,326)	(44,920,501)	(287,517)	(3,639,154)
Class B shares
Subscriptions	35	431	9,326	114,197
Distributions reinvested	148	1,857	3,886	43,832
Redemptions(a)	(98,152)	(1,193,305)	(212,873)	(2,524,595)
Net decrease	(97,969)	(1,191,017)	(199,661)	(2,366,566)
Class C shares
Subscriptions	22,944	281,564	45,178	538,390
Distributions reinvested	694	8,704	15,745	177,765
Redemptions	(191,358)	(2,333,561)	(560,161)	(6,592,971)
Net decrease	(167,720)	(2,043,293)	(499,238)	(5,876,816)
Class I shares
Redemptions	(51)	(700)	—	—
Net increase (decrease)	(51)	(700)	—	—
Class R shares
Subscriptions	4,808	63,131	10,517	133,019
Distributions reinvested	76	1,024	1,125	13,513
Redemptions	(13,608)	(178,120)	(29,684)	(373,282)
Net decrease	(8,724)	(113,965)	(18,042)	(226,750)
Class R4 shares
Subscriptions	9,232	125,922	17,600	228,755
Distributions reinvested	37	513	161	2,003
Redemptions	(4,338)	(59,171)	(1,575)	(20,685)
Net increase	4,931	67,264	16,186	210,073
Class Z shares
Subscriptions	215,919	2,946,404	484,226	6,310,430
Distributions reinvested	8,951	123,879	72,625	896,915
Redemptions	(893,201)	(12,108,045)	(15,795,159)	(203,972,200)
Net decrease	(668,331)	(9,037,762)	(15,238,308)	(196,764,855)
Total net decrease	(4,272,190)	(57,239,974)	(16,226,580)	(208,664,068)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
14

Columbia Marsico International Opportunities Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class A	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$13.63		$12.04		$11.24		$11.96		$10.00		$6.76
Income from investment operations:
Net investment income	0.01		0.02		0.12		0.01		0.05		0.05
Net realized and unrealized gain (loss)	(0.23)		1.74		0.68		(0.73)		2.08		3.44
Total from investment operations	(0.22)		1.76		0.80		(0.72)		2.13		3.49
Less distributions to shareholders:
Net investment income	(0.03)		(0.17)		—		—		(0.17)		(0.25)
Total distributions to shareholders	(0.03)		(0.17)		—		—		(0.17)		(0.25)
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		—		0.00	(a)
Net asset value, end of period	$13.38		$13.63		$12.04		$11.24		$11.96		$10.00
Total return	(1.64%)		14.80%		7.12%		(6.02%)		21.39%		51.97%
Ratios to average net assets(b)
Total gross expenses	1.42	%(c)	1.41	%(d)	1.49	%(d)	1.53%		1.51	%(d)	1.47%
Total net expenses(e)	1.42	%(c)(f)	1.41	%(d)(f)	1.49	%(d)(f)	1.53	%(f)	1.51	%(d)(f)	1.47	%(f)
Net investment income	0.14	%(c)	0.16%		1.10%		0.06%		0.47%		0.50%
Supplemental data
Net assets, end of period (in thousands)	$47,052		$93,346		$85,963		$99,757		$141,821		$168,801
Portfolio turnover	64%		141%		73%		86%		105%		116%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
15

Columbia Marsico International Opportunities Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class B	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$12.65		$11.26		$10.58		$11.35		$9.51		$6.38
Income from investment operations:
Net investment income (loss)	(0.04)		(0.06)		0.04		(0.07)		(0.03)		(0.03)
Net realized and unrealized gain (loss)	(0.21)		1.61		0.64		(0.70)		1.98		3.27
Total from investment operations	(0.25)		1.55		0.68		(0.77)		1.95		3.24
Less distributions to shareholders:
Net investment income	(0.01)		(0.16)		—		—		(0.11)		(0.11)
Total distributions to shareholders	(0.01)		(0.16)		—		—		(0.11)		(0.11)
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		—		0.00	(a)
Net asset value, end of period	$12.39		$12.65		$11.26		$10.58		$11.35		$9.51
Total return	(1.98%)		13.89%		6.43%		(6.78%)		20.50%		50.91%
Ratios to average net assets(b)
Total gross expenses	2.17	%(c)	2.16	%(d)	2.24	%(d)	2.27%		2.26	%(d)	2.22%
Total net expenses(e)	2.17	%(c)(f)	2.16	%(d)(f)	2.24	%(d)(f)	2.27	%(f)	2.26	%(d)(f)	2.22	%(f)
Net investment income (loss)	(0.72	%)(c)	(0.47%)		0.40%		(0.65%)		(0.27%)		(0.35%)
Supplemental data
Net assets, end of period (in thousands)	$2,524		$3,816		$5,645		$8,381		$14,862		$17,810
Portfolio turnover	64%		141%		73%		86%		105%		116%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
16

Columbia Marsico International Opportunities Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class C	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$12.65		$11.26		$10.59		$11.36		$9.51		$6.39
Income from investment operations:
Net investment income (loss)	(0.05)		(0.06)		0.04		(0.07)		(0.03)		(0.03)
Net realized and unrealized gain (loss)	(0.20)		1.61		0.63		(0.70)		1.99		3.26
Total from investment operations	(0.25)		1.55		0.67		(0.77)		1.96		3.23
Less distributions to shareholders:
Net investment income	(0.01)		(0.16)		—		—		(0.11)		(0.11)
Total distributions to shareholders	(0.01)		(0.16)		—		—		(0.11)		(0.11)
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		—		0.00	(a)
Net asset value, end of period	$12.39		$12.65		$11.26		$10.59		$11.36		$9.51
Total return	(1.98%)		13.89%		6.33%		(6.78%)		20.60%		50.67%
Ratios to average net assets(b)
Total gross expenses	2.18	%(c)	2.16	%(d)	2.24	%(d)	2.28%		2.26	%(d)	2.22%
Total net expenses(e)	2.18	%(c)(f)	2.16	%(d)(f)	2.24	%(d)(f)	2.28	%(f)	2.26	%(d)(f)	2.22	%(f)
Net investment income (loss)	(0.77	%)(c)	(0.52%)		0.37%		(0.68%)		(0.30%)		(0.35%)
Supplemental data
Net assets, end of period (in thousands)	$13,082		$15,478		$19,402		$25,608		$39,789		$44,466
Portfolio turnover	64%		141%		73%		86%		105%		116%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
17

Columbia Marsico International Opportunities Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class I	(Unaudited)		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$14.08		$12.40		$11.52		$12.14		$11.18
Income from investment operations:
Net investment income (loss)	0.03		0.07		0.17		0.12		(0.01)
Net realized and unrealized gain (loss)	(0.22)		1.79		0.71		(0.74)		1.17
Total from investment operations	(0.19)		1.86		0.88		(0.62)		1.16
Less distributions to shareholders:
Net investment income	(0.04)		(0.18)		—		—		(0.20)
Total distributions to shareholders	(0.04)		(0.18)		—		—		(0.20)
Net asset value, end of period	$13.85		$14.08		$12.40		$11.52		$12.14
Total return	(1.38%)		15.18%		7.64%		(5.11%)		10.44%
Ratios to average net assets(b)
Total gross expenses	1.05	%(c)	0.99	%(d)	1.04	%(d)	1.12%		1.10	%(c)(d)
Total net expenses(e)	1.05	%(c)	0.99	%(d)	1.04	%(d)	1.12	%(f)	1.10	%(c)(d)(f)
Net investment income (loss)	0.37	%(c)	0.56%		1.50%		1.00%		(0.24	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$2		$3		$3		$3		$34,072
Portfolio turnover	64%		141%		73%		86%		105%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
18

Columbia Marsico International Opportunities Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class R	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$13.51		$11.96		$11.19		$11.94		$9.99		$6.73
Income from investment operations:
Net investment income (loss)	(0.02)		(0.00	)(a)	0.10		(0.02)		0.01		0.01
Net realized and unrealized gain (loss)	(0.22)		1.71		0.67		(0.73)		2.09		3.45
Total from investment operations	(0.24)		1.71		0.77		(0.75)		2.10		3.46
Less distributions to shareholders:
Net investment income	(0.02)		(0.16)		—		—		(0.15)		(0.20)
Total distributions to shareholders	(0.02)		(0.16)		—		—		(0.15)		(0.20)
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		—		0.00	(a)
Net asset value, end of period	$13.25		$13.51		$11.96		$11.19		$11.94		$9.99
Total return	(1.77%)		14.51%		6.88%		(6.28%)		21.08%		51.73%
Ratios to average net assets(b)
Total gross expenses	1.68	%(c)	1.66	%(d)	1.74	%(d)	1.77%		1.76	%(d)	1.72%
Total net expenses(e)	1.68	%(c)(f)	1.66	%(d)(f)	1.74	%(d)(f)	1.77	%(f)	1.76	%(d)(f)	1.72	%(f)
Net investment income (loss)	(0.27	%)(c)	(0.04%)		0.88%		(0.17%)		0.12%		0.15%
Supplemental data
Net assets, end of period (in thousands)	$827		$960		$1,067		$1,640		$3,020		$3,327
Portfolio turnover	64%		141%		73%		86%		105%		116%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
19

Columbia Marsico International Opportunities Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$14.02		$12.36		$11.17
Income from investment operations:
Net investment income	0.01		0.01		0.03
Net realized and unrealized gain (loss)	(0.22)		1.83		1.16
Total from investment operations	(0.21)		1.84		1.19
Less distributions to shareholders:
Net investment income	(0.03)		(0.18)		—
Total distributions to shareholders	(0.03)		(0.18)		—
Net asset value, end of period	$13.78		$14.02		$12.36
Total return	(1.49%)		15.04%		10.65%
Ratios to average net assets(b)
Total gross expenses	1.18	%(c)	1.16	%(d)	1.15	%(c)(d)
Total net expenses(e)	1.18	%(c)(f)	1.16	%(d)(f)	1.15	%(c)(d)
Net investment income	0.20	%(c)	0.09%		0.93	%(c)
Supplemental data
Net assets, end of period (in thousands)	$294		$230		$3
Portfolio turnover	64%		141%		73%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
20

Columbia Marsico International Opportunities Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class Z	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$13.94		$12.30		$11.44		$12.15		$10.15		$6.87
Income from investment operations:
Net investment income	0.02		0.12		0.16		0.04		0.07		0.06
Net realized and unrealized gain (loss)	(0.22)		1.69		0.70		(0.75)		2.13		3.52
Total from investment operations	(0.20)		1.81		0.86		(0.71)		2.20		3.58
Less distributions to shareholders:
Net investment income	(0.03)		(0.17)		—		—		(0.20)		(0.30)
Total distributions to shareholders	(0.03)		(0.17)		—		—		(0.20)		(0.30)
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		—		0.00	(a)
Net asset value, end of period	$13.71		$13.94		$12.30		$11.44		$12.15		$10.15
Total return	(1.42%)		14.94%		7.52%		(5.84%)		21.75%		52.47%
Ratios to average net assets(b)
Total gross expenses	1.18	%(c)	1.15	%(d)	1.24	%(d)	1.28%		1.26	%(d)	1.22%
Total net expenses(e)	1.18	%(c)(f)	1.15	%(d)(f)	1.24	%(d)(f)	1.28	%(f)	1.26	%(d)(f)	1.22	%(f)
Net investment income	0.24	%(c)	0.93%		1.40%		0.38%		0.67%		0.65%
Supplemental data
Net assets, end of period (in thousands)	$65,037		$75,489		$253,916		$456,645		$945,793		$968,569
Portfolio turnover	64%		141%		73%		86%		105%		116%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
21

Columbia Marsico International Opportunities Fund

Notes to Financial Statements

August 31, 2014 (Unaudited)

Note 1. Organization

Columbia Marsico International Opportunities Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party

Semiannual Report 2014
22

Columbia Marsico International Opportunities Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The

Semiannual Report 2014
23

Columbia Marsico International Opportunities Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.79% to 0.62% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended August 31, 2014 was 0.79% of the Fund's average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Marsico Capital Management, LLC (Marsico) to serve as the subadviser to the Fund. The Investment Manager compensates Marsico to manage the investment of the Fund's assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended August 31, 2014 was 0.08% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2014, other expenses paid to this company were $658.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for

Semiannual Report 2014
24

Columbia Marsico International Opportunities Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

certain out-of-pocket fees. Class I shares do not pay transfer agent fees.

For the six months ended August 31, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.16%
Class B	0.16
Class C	0.16
Class R	0.16
Class R4	0.15
Class Z	0.16

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2014, these minimum account balance fees reduced total expenses of the Fund by $400.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rates of 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class B, Class C and Class R shares, respectively.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $6,112 for Class A, $698 for Class B and $132 for Class C shares for the six months ended August 31, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective July 1, 2014	Contractual Expense Cap Prior to July 1, 2014
Class A	1.47%	1.48%
Class B	2.22	2.23
Class C	2.22	2.23
Class I	1.09	1.09
Class R	1.72	1.73
Class R4	1.22	1.23
Class Z	1.22	1.23

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2014, the cost of investments for federal income tax purposes was approximately $114,768,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$16,262,000
Unrealized depreciation	(1,311,000)
Net unrealized appreciation	$14,951,000

Semiannual Report 2014
25

Columbia Marsico International Opportunities Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

The following capital loss carryforwards, determined as of February 28, 2014 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	179,501,886
2018	420,548,594
Total	600,050,480

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat post-October capital losses of $1,326,428 at February 28, 2014 as arising on March 1, 2014.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $98,016,274 and $145,868,750, respectively, for the six months ended August 31, 2014. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At August 31, 2014, two unaffiliated shareholders of record owned 39.6% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended August 31, 2014.

Note 9. Significant Risks

Consumer Discretionary Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Semiannual Report 2014
26

Columbia Marsico International Opportunities Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

Information Technology Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise

Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014
27

Columbia Marsico International Opportunities Fund

Approval of Investment Management Services and Subadvisory Agreements

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Marsico International Opportunities Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Marsico Capital Management, LLC (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2014, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed expense caps for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 9-11, 2014 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the successful implementation of a globalization initiative, which, among other things, increased worldwide analyst support for global products, the reorganization of the Informational Technology research team, the hiring of additional personnel to assist the Asset Allocation team and the global restructuring of the Senior Operational team. The Board took into account the information it received and reviewed concerning Columbia Management's ongoing oversight and monitoring of the subadvisers, observing the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other noted services, investment, risk and compliance oversight. The Board also took into account Columbia Management's Subadviser oversight structure and the Columbia Management team dedicated thereto, which the Board recalled had added staff and technology resources during 2013. The Board also noted the information it received concerning Columbia Management's ability to retain its key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2013 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the

Semiannual Report 2014
28

Columbia Marsico International Opportunities Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser's capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreement. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below), as well as the Investment Manager's recommendation that the Board approve renewal of the Subadvisory Agreement with the Subadviser, the Board concluded that the services being performed under the Subadvisory Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser was in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Management's process for monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the 2013 report provided by an independent consulting firm, Bobroff Consulting (the Independent Consultant), that concluded that the Funds' standardized investment management fee rates were within a reasonable range. The Board took into account that the Fund's total expense ratio was slightly below the peer universe's median expense ratio shown in the reports. It was observed that various proposals concerning the Funds' transfer agency and sub-transfer agency fee structures, and other changes impacting the Funds' pricing structure and fees, are expected to be considered at a later Board meeting which, if adopted, would alter the current pricing philosophy.

Semiannual Report 2014
29

Columbia Marsico International Opportunities Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts. Based on its review, the Board concluded that the Fund's investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that: (i) the Independent Consultant concluded that 2012 profitability was reasonable; (ii) 2013 profitability only moderately exceeded 2012 levels; and (iii) 2013 profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 11, 2014, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

Semiannual Report 2014
30

Columbia Marsico International Opportunities Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
31

Columbia Marsico International Opportunities Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR189_02_D01_(10/14)

Semiannual Report

August 31, 2014

Columbia Mid Cap Value Fund

Not FDIC insured • No bank guarantee • May lose value

About Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are some of the most talented professionals in the industry, brought together by a unique way of working.

It starts with carefully selected, specialized investment teams. While each team brings a diverse and innovative range of skills, all are grounded by a common set of core beliefs. All possess a solid conviction in the power of proprietary, bottom-up research. All look not only at generating returns, but also at the likely consistency of those returns and the risks required to achieve them. And while our culture encourages teams to operate independently and question established thinking, a rigorous investment oversight process ensures that each team stays true to its clearly articulated investment process. At Columbia Management, reaching our performance goals matters, and the way we reach them matters just as much.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Connect with Columbia Management

Get the market insight you need from our investment experts

Investor insight

Stay informed with economic and market commentary, investment videos, white papers, mutual fund commentary and more at columbiamanagement.com.

  Columbia Management investor
(e-newsletter)

Read our award-winning* shareholder newsletter. Our quarterly newsletter is available online and provides timely and relevant content about economic trends, fund news, service enhancements and changes. Sign up to receive the newsletter electronically at columbiamanagement.com/newsletter.

  Investment videos

Watch and discover what our thought leaders are saying about financial markets and the economy. For an analysis of current events and trends that may affect your investments, visit our online video library at columbiamanagement.com/
market-insights/videos.

  Social media

Columbia Management offers you multiple ways to access our market commentary and investment insights.

>  Perspectives blog at columbiamanagement.com
Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

>  Twitter.com/ColumbiaMgmt
Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

>  Youtube.com/columbiamanagement
View our commentaries on the economy, markets and current investment opportunities.

>  Linkedin.com/company/columbia-management
Connect with us on LinkedIn for updates from our thought leaders.

*Columbia Management investor was awarded top honors in the Mutual Fund Education Alliance STAR Awards competition for excellence in mutual fund marketing and communications. Materials in the competition were evaluated on educational value, message comprehension, effective design and objectives.

Not part of the shareholder report

President's Message

Dear Shareholders,

Continued Economic Recovery

The U.S. economy improved along with a warm-up in the weather during the second quarter of 2014. Economic data generally beat expectations with positive news from major market sectors. Strong hiring brought unemployment down to 6.1%. Manufacturing activity remained robust. Personal income growth was healthy with accelerated wage gains, an increased savings rate of 4.8% and a 35-year low in household debt as a percentage of income. After a slow start, the housing market showed renewed strength. Sales rose and pending sales, a key indicator of future activity, rose strongly near the end of the quarter. Consumer spending was somewhat lackluster, but consumer confidence rose to a post-recession high.

Against this backdrop, the Federal Reserve (the Fed) maintained a steady hand, while central banks outside of the United States took steps to stimulate growth. Investors were the beneficiaries of a stable environment and accommodative monetary policy. Equity markets stabilized at high levels with the S&P 500 Index setting a new record high above 1900. Every major asset class delivered gains for the period. All 10 sectors within the S&P 500 Index delivered gains, led by energy, utilities and technology. Large- and mid-cap stocks outperformed small-cap stocks by a considerable margin.

Interest rates moved lower, resulting in positive returns for most domestic fixed-income sectors. The Barclays U.S. Aggregate Bond Index returned 2.04%, while mortgage and securitized bonds, investment-grade and high-yield corporate and municipal bonds returned around 2.50% for the second quarter of 2014. U.S. convertible bonds and Treasury Inflation Protected Securities generated somewhat stronger returns. Emerging-market bonds were the period's best fixed-income performers, with returns in line with U.S. equities.

Stay on Track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities. The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.
Semiannual Report 2014

Columbia Mid Cap Value Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	16
Notes to Financial Statements	27
Approval of Investment Management Services Agreement	33
Important Information About This Report	35

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Mid Cap Value Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Mid Cap Value Fund (the Fund) Class A shares returned 8.10% excluding sales charges for the six months ended August 31, 2014.

>  The Fund underperformed its benchmark, the Russell Midcap Value Index, which returned 8.55% for the same time period.

Average Annual Total Returns (%) (for period ended August 31, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	11/20/01
Excluding sales charges		8.10	29.46	18.37	10.45
Including sales charges		1.87	21.99	16.98	9.79
Class B	11/20/01
Excluding sales charges		7.63	28.50	17.47	9.62
Including sales charges		2.68	23.50	17.26	9.62
Class C	11/20/01
Excluding sales charges		7.66	28.52	17.49	9.62
Including sales charges		6.67	27.52	17.49	9.62
Class I*	09/27/10	8.33	30.03	18.78	10.64
Class K*	03/07/11	8.15	29.69	18.50	10.51
Class R*	01/23/06	7.92	29.14	18.06	10.16
Class R4*	11/08/12	8.20	29.81	18.48	10.50
Class R5*	11/08/12	8.27	29.96	18.55	10.53
Class W*	09/27/10	8.10	29.47	18.37	10.44
Class Y*	07/15/09	8.27	30.03	18.77	10.64
Class Z	11/20/01	8.22	29.81	18.67	10.72
Russell Midcap Value Index		8.55	27.20	19.45	10.92

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Russell Midcap Value Index, an unmanaged index, measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
2

Columbia Mid Cap Value Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at August 31, 2014)
Fifth Third Bancorp	1.9
Host Hotels & Resorts, Inc.	1.9
Zimmer Holdings, Inc.	1.8
Portland General Electric Co.	1.8
Weatherford International PLC	1.8
Hartford Financial Services Group, Inc. (The)	1.7
Lincoln National Corp.	1.7
SL Green Realty Corp.	1.7
Principal Financial Group, Inc.	1.6
Noble Energy, Inc.	1.6

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at August 31, 2014)
Common Stocks	94.4
Consumer Discretionary	11.3
Consumer Staples	1.4
Energy	9.0
Financials	28.4
Health Care	7.1
Industrials	10.4
Information Technology	9.6
Materials	5.8
Telecommunication Services	1.4
Utilities	10.0
Money Market Funds	5.6
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

David Hoffman

Diane Sobin, CFA

Jonas Patrikson, CFA*

* Effective June 25, 2014, Jonas Patrikson was added as a Portfolio Manager of the Fund.

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2014 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2014
3

Columbia Mid Cap Value Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2014 – August 31, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,081.00	1,019.15	6.02	5.84	1.16
Class B	1,000.00	1,000.00	1,076.30	1,015.41	9.89	9.60	1.91
Class C	1,000.00	1,000.00	1,076.60	1,015.41	9.89	9.60	1.91
Class I	1,000.00	1,000.00	1,083.30	1,021.29	3.79	3.68	0.73
Class K	1,000.00	1,000.00	1,081.50	1,019.90	5.24	5.09	1.01
Class R	1,000.00	1,000.00	1,079.20	1,017.90	7.31	7.09	1.41
Class R4	1,000.00	1,000.00	1,082.00	1,020.39	4.72	4.58	0.91
Class R5	1,000.00	1,000.00	1,082.70	1,021.04	4.05	3.93	0.78
Class W	1,000.00	1,000.00	1,081.00	1,019.15	6.02	5.84	1.16
Class Y	1,000.00	1,000.00	1,082.70	1,021.29	3.79	3.68	0.73
Class Z	1,000.00	1,000.00	1,082.20	1,020.39	4.72	4.58	0.91

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2014
4

Columbia Mid Cap Value Fund

Portfolio of Investments

August 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 94.9%

Issuer	Shares	Value ($)
Consumer Discretionary 11.3%
Auto Components 1.1%
TRW Automotive Holdings Corp.(a)	464,075	44,685,782
Automobiles 0.9%
Harley-Davidson, Inc.	557,311	35,422,687
Diversified Consumer Services 0.7%
Houghton Mifflin Harcourt Co.(a)	1,393,739	26,759,789
Hotels, Restaurants & Leisure 2.6%
Royal Caribbean Cruises Ltd.	798,650	50,921,924
Starwood Hotels & Resorts Worldwide, Inc.	652,075	55,126,420
Total		106,048,344
Household Durables 1.4%
D.R. Horton, Inc.	2,003,825	43,442,926
TRI Pointe Homes, Inc.(a)	917,858	13,584,298
Total		57,027,224
Media 3.0%
CBS Outdoor Americas, Inc.	614,566	21,122,633
Cinemark Holdings, Inc.	548,175	19,345,096
DISH Network Corp., Class A(a)	672,848	43,607,279
Interpublic Group of Companies, Inc. (The)	1,759,725	34,367,429
Total		118,442,437
Specialty Retail 1.6%
Best Buy Co., Inc.	1,005,750	32,073,368
Sally Beauty Holdings, Inc.(a)	1,096,000	30,556,480
Total		62,629,848
Total Consumer Discretionary		451,016,111
Consumer Staples 1.4%
Food Products 1.4%
Hershey Co. (The)	240,075	21,947,657
JM Smucker Co. (The)	335,690	34,441,794
Total		56,389,451
Total Consumer Staples		56,389,451
Energy 9.1%
Energy Equipment & Services 4.5%
Cameron International Corp.(a)	646,350	48,043,196
Oceaneering International, Inc.	287,275	19,982,849

Common Stocks (continued)

Issuer	Shares	Value ($)
Superior Energy Services, Inc.	1,136,875	40,745,600
Weatherford International PLC(a)	2,874,950	68,107,565
Total		176,879,210
Oil, Gas & Consumable Fuels 4.6%
Cabot Oil & Gas Corp.	954,050	31,998,837
Cimarex Energy Co.	413,065	59,960,515
EQT Corp.	183,675	18,194,846
Noble Energy, Inc.	853,225	61,551,651
ONEOK, Inc.	176,675	12,402,585
Total		184,108,434
Total Energy		360,987,644
Financials 28.6%
Banks 8.3%
CIT Group, Inc.	666,400	31,960,544
City National Corp.	555,312	42,137,074
Cullen/Frost Bankers, Inc.	519,400	40,824,840
East West Bancorp, Inc.	1,245,150	43,381,026
Fifth Third Bancorp	3,544,651	72,328,604
M&T Bank Corp.	487,875	60,315,986
Zions Bancorporation	1,314,383	38,301,121
Total		329,249,195
Capital Markets 2.3%
Raymond James Financial, Inc.	1,087,500	59,421,000
TD Ameritrade Holding Corp.	932,475	30,874,247
Total		90,295,247
Diversified Financial Services 0.7%
Voya Financial, Inc.	754,200	29,481,678
Insurance 7.3%
Aon PLC	582,000	50,727,120
Brown & Brown, Inc.	1,495,375	48,779,132
Hartford Financial Services Group, Inc. (The)	1,765,618	65,416,147
Lincoln National Corp.	1,182,125	65,064,160
Principal Financial Group, Inc.	1,143,202	62,064,437
Total		292,050,996
Real Estate Investment Trusts (REITs) 8.8%
Colony Financial, Inc.	802,175	17,984,764
Extra Space Storage, Inc.	459,554	24,218,496

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
5

Columbia Mid Cap Value Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Host Hotels & Resorts, Inc.	3,152,272	71,934,847
Rayonier, Inc.	883,859	30,289,848
SL Green Realty Corp.	582,175	63,660,836
Taubman Centers, Inc.	641,950	48,897,331
UDR, Inc.	1,873,825	56,064,844
Weyerhaeuser Co.	1,041,553	35,360,724
Total		348,411,690
Real Estate Management & Development 1.2%
CBRE Group, Inc., Class A(a)	1,452,361	46,156,033
Total Financials		1,135,644,839
Health Care 7.1%
Health Care Equipment & Supplies 3.1%
Teleflex, Inc.	488,350	53,464,558
Zimmer Holdings, Inc.	693,250	68,846,658
Total		122,311,216
Health Care Providers & Services 2.3%
Community Health Systems, Inc.(a)	1,020,475	55,391,383
LifePoint Hospitals, Inc.(a)	501,375	37,502,850
Total		92,894,233
Pharmaceuticals 1.7%
Jazz Pharmaceuticals PLC(a)	230,325	37,524,549
Salix Pharmaceuticals Ltd.(a)	183,900	29,260,329
Total		66,784,878
Total Health Care		281,990,327
Industrials 10.4%
Airlines 1.0%
United Continental Holdings, Inc.(a)	805,125	38,332,001
Building Products 0.7%
USG Corp.(a)	968,250	28,050,203
Construction & Engineering 0.9%
Jacobs Engineering Group, Inc.(a)	668,100	36,017,271
Industrial Conglomerates 1.0%
Carlisle Companies, Inc.	479,425	39,744,332
Machinery 3.1%
Crane Co.	474,775	33,039,592
Dover Corp.	438,703	38,548,833

Common Stocks (continued)

Issuer	Shares	Value ($)
Manitowoc Co., Inc. (The)	712,950	20,974,989
Navistar International Corp.(a)	873,800	32,950,998
Total		125,514,412
Road & Rail 1.0%
Ryder System, Inc.	426,525	38,532,269
Trading Companies & Distributors 2.7%
AerCap Holdings NV(a)	967,094	45,888,610
United Rentals, Inc.(a)	219,275	25,797,704
WESCO International, Inc.(a)	443,000	37,207,570
Total		108,893,884
Total Industrials		415,084,372
Information Technology 9.6%
Communications Equipment 0.8%
Aruba Networks, Inc.(a)	729,525	15,575,359
F5 Networks, Inc.(a)	120,675	14,986,628
Total		30,561,987
Electronic Equipment, Instruments & Components 1.3%
Arrow Electronics, Inc.(a)	470,775	29,305,744
FLIR Systems, Inc.	717,850	24,256,151
Total		53,561,895
IT Services 1.3%
Xerox Corp.	3,724,700	51,438,107
Semiconductors & Semiconductor Equipment 3.9%
Broadcom Corp., Class A	892,775	35,157,479
KLA-Tencor Corp.	335,725	25,656,104
Lam Research Corp.	582,500	41,887,575
Micron Technology, Inc.(a)	418,575	13,645,545
NXP Semiconductor NV(a)	296,700	20,329,884
Skyworks Solutions, Inc.	331,925	18,806,871
Total		155,483,458
Software 2.3%
Autodesk, Inc.(a)	542,575	29,103,723
Electronic Arts, Inc.(a)	885,075	33,491,238
PTC, Inc.(a)	755,375	29,225,459
Total		91,820,420
Total Information Technology		382,865,867

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
6

Columbia Mid Cap Value Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Materials 5.9%
Chemicals 2.5%
International Flavors & Fragrances, Inc.	300,450	30,522,715
Methanex Corp.	439,175	29,345,674
PPG Industries, Inc.	195,300	40,204,458
Total		100,072,847
Containers & Packaging 2.0%
Packaging Corp. of America	550,800	37,448,892
Sealed Air Corp.	1,126,450	40,664,845
Total		78,113,737
Metals & Mining 1.4%
Steel Dynamics, Inc.	2,381,900	55,355,356
Total Materials		233,541,940
Telecommunication Services 1.4%
Wireless Telecommunication Services 1.4%
SBA Communications Corp., Class A(a)	387,200	42,704,288
Telephone & Data Systems, Inc.	456,075	12,013,016
Total		54,717,304
Total Telecommunication Services		54,717,304
Utilities 10.1%
Electric Utilities 5.7%
Edison International	1,009,550	59,704,787
Great Plains Energy, Inc.	1,956,950	50,234,906
Portland General Electric Co.	1,985,875	68,453,111
PPL Corp.	1,361,925	47,163,463
Total		225,556,267

Common Stocks (continued)

Issuer	Shares	Value ($)
Gas Utilities 0.9%
Questar Corp.	1,513,475	35,581,797
Independent Power and Renewable Electricity Producers 2.7%
AES Corp. (The)	4,009,775	60,868,385
NRG Energy, Inc.	1,527,750	47,024,145
Total		107,892,530
Multi-Utilities 0.8%
CMS Energy Corp.	1,057,050	32,282,307
Total Utilities		401,312,901
Total Common Stocks (Cost: $2,495,079,057)		3,773,550,756

Money Market Funds 5.6%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.100%(b)(c)	224,786,101	224,786,101
Total Money Market Funds (Cost: $224,786,101)		224,786,101
Total Investments (Cost: $2,719,865,158)		3,998,336,857
Other Assets & Liabilities, Net		(18,867,920)
Net Assets		3,979,468,937

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at August 31, 2014.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	139,344,865	383,890,257	(298,449,021)	224,786,101	57,252	224,786,101

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
7

Columbia Mid Cap Value Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
8

Columbia Mid Cap Value Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	451,016,111	—	—	451,016,111
Consumer Staples	56,389,451	—	—	56,389,451
Energy	360,987,644	—	—	360,987,644
Financials	1,135,644,839	—	—	1,135,644,839
Health Care	281,990,327	—	—	281,990,327
Industrials	415,084,372	—	—	415,084,372
Information Technology	382,865,867	—	—	382,865,867
Materials	233,541,940	—	—	233,541,940
Telecommunication Services	54,717,304	—	—	54,717,304
Utilities	401,312,901	—	—	401,312,901
Total Equity Securities	3,773,550,756	—	—	3,773,550,756
Mutual Funds
Money Market Funds	224,786,101	—	—	224,786,101
Total Mutual Funds	224,786,101	—	—	224,786,101
Total	3,998,336,857	—	—	3,998,336,857

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
9

Columbia Mid Cap Value Fund

Statement of Assets and Liabilities

August 31, 2014 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $2,495,079,057)	$3,773,550,756
Affiliated issuers (identified cost $224,786,101)	224,786,101
Total investments (identified cost $2,719,865,158)	3,998,336,857
Receivable for:
Investments sold	8,171,810
Capital shares sold	5,011,048
Dividends	4,202,274
Prepaid expenses	17,446
Other assets	16,211
Total assets	4,015,755,646
Liabilities
Payable for:
Investments purchased	31,114,467
Capital shares purchased	3,947,404
Investment management fees	71,182
Distribution and/or service fees	12,893
Transfer agent fees	799,314
Administration fees	5,368
Plan administration fees	1
Compensation of board members	162,677
Other expenses	173,403
Total liabilities	36,286,709
Net assets applicable to outstanding capital stock	$3,979,468,937
Represented by
Paid-in capital	$2,459,100,696
Undistributed net investment income	3,475,708
Accumulated net realized gain	238,420,834
Unrealized appreciation (depreciation) on:
Investments	1,278,471,699
Total — representing net assets applicable to outstanding capital stock	$3,979,468,937

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
10

Columbia Mid Cap Value Fund

Statement of Assets and Liabilities (continued)

August 31, 2014 (Unaudited)

Class A
Net assets	$1,136,788,987
Shares outstanding	61,092,676
Net asset value per share	$18.61
Maximum offering price per share(a)	$19.75
Class B
Net assets	$12,345,354
Shares outstanding	692,355
Net asset value per share	$17.83
Class C
Net assets	$141,328,288
Shares outstanding	7,889,589
Net asset value per share	$17.91
Class I
Net assets	$85,938,690
Shares outstanding	4,617,834
Net asset value per share	$18.61
Class K
Net assets	$6,405
Shares outstanding	343
Net asset value per share	$18.67
Class R
Net assets	$69,445,596
Shares outstanding	3,741,306
Net asset value per share	$18.56
Class R4
Net assets	$15,122,153
Shares outstanding	798,343
Net asset value per share	$18.94
Class R5
Net assets	$37,277,716
Shares outstanding	1,967,453
Net asset value per share	$18.95
Class W
Net assets	$561,033
Shares outstanding	30,152
Net asset value per share	$18.61
Class Y
Net assets	$14,607,071
Shares outstanding	784,861
Net asset value per share	$18.61
Class Z
Net assets	$2,466,047,644
Shares outstanding	132,300,585
Net asset value per share	$18.64

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
11

Columbia Mid Cap Value Fund

Statement of Operations

Six Months Ended August 31, 2014 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$29,235,568
Dividends — affiliated issuers	57,252
Foreign taxes withheld	(21,275)
Total income	29,271,545
Expenses:
Investment management fees	12,699,718
Distribution and/or service fees
Class A	1,386,641
Class B	66,440
Class C	674,602
Class R	162,331
Class W	718
Transfer agent fees
Class A	1,024,638
Class B	12,282
Class C	124,633
Class K	2
Class R	59,987
Class R4	11,044
Class R5	7,789
Class W	531
Class Z	2,222,227
Administration fees	960,481
Plan administration fees
Class K	10
Compensation of board members	40,556
Custodian fees	13,554
Printing and postage fees	214,954
Registration fees	84,449
Professional fees	30,742
Other	25,087
Total expenses	19,823,416
Expense reductions	(6,750)
Total net expenses	19,816,666
Net investment income	9,454,879
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	245,966,194
Net realized gain	245,966,194
Net change in unrealized appreciation (depreciation) on:
Investments	52,286,186
Net change in unrealized appreciation (depreciation)	52,286,186
Net realized and unrealized gain	298,252,380
Net increase in net assets resulting from operations	$307,707,259

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
12

Columbia Mid Cap Value Fund

Statement of Changes in Net Assets

	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
Operations
Net investment income	$9,454,879	$15,549,311
Net realized gain	245,966,194	682,569,989
Net change in unrealized appreciation (depreciation)	52,286,186	316,029,652
Net increase in net assets resulting from operations	307,707,259	1,014,148,952
Distributions to shareholders
Net investment income
Class A	(804,831)	(4,065,780)
Class C	—	(21)
Class I	(242,303)	(1,162,726)
Class K	(17)	(82)
Class R	—	(98,634)
Class R4	(23,026)	(176,861)
Class R5	(75,047)	(39,699)
Class W	(464)	(262,882)
Class Y	(30,685)	(59,760)
Class Z	(4,660,266)	(14,749,869)
Net realized gains
Class A	(87,692,248)	(110,660,927)
Class B	(1,039,710)	(1,645,296)
Class C	(10,969,435)	(13,376,576)
Class I	(6,596,502)	(8,972,565)
Class K	(495)	(1,686)
Class R	(5,297,068)	(6,445,418)
Class R4	(939,815)	(1,168,173)
Class R5	(2,334,559)	(1,491,804)
Class W	(42,881)	(2,213,063)
Class Y	(882,979)	(908,198)
Class Z	(187,947,683)	(240,782,029)
Total distributions to shareholders	(309,580,014)	(408,282,049)
Increase (decrease) in net assets from capital stock activity	110,700,692	(461,124,890)
Total increase in net assets	108,827,937	144,742,013
Net assets at beginning of period	3,870,641,000	3,725,898,987
Net assets at end of period	$3,979,468,937	$3,870,641,000
Undistributed (excess of distributions over) net investment income	$3,475,708	$(142,532)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
13

Columbia Mid Cap Value Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	5,792,574	107,534,401	9,169,646	160,138,369
Distributions reinvested	4,443,117	81,317,841	6,160,842	106,256,843
Redemptions	(8,092,777)	(149,512,801)	(18,258,395)	(320,107,786)
Net increase (decrease)	2,142,914	39,339,441	(2,927,907)	(53,712,574)
Class B shares
Subscriptions	18,330	328,281	43,753	736,390
Distributions reinvested	53,649	942,080	88,045	1,467,788
Redemptions(a)	(216,025)	(3,853,322)	(372,363)	(6,310,149)
Net decrease	(144,046)	(2,582,961)	(240,565)	(4,105,971)
Class C shares
Subscriptions	565,933	10,097,278	669,422	11,370,828
Distributions reinvested	479,362	8,455,937	629,478	10,538,700
Redemptions	(539,034)	(9,678,866)	(1,294,360)	(22,036,287)
Net increase	506,261	8,874,349	4,540	(126,759)
Class I shares
Subscriptions	1,092	20,115	29,438	513,418
Distributions reinvested	373,749	6,838,520	589,320	10,133,695
Redemptions	(458,853)	(8,567,398)	(5,922,674)	(109,296,578)
Net decrease	(84,012)	(1,708,763)	(5,303,916)	(98,649,465)
Class K shares
Distributions reinvested	13	240	17	289
Redemptions	(548)	(10,401)	—	—
Net increase (decrease)	(535)	(10,161)	17	289
Class R shares
Subscriptions	890,668	16,556,554	1,191,523	20,737,688
Distributions reinvested	242,189	4,422,380	366,748	6,319,443
Redemptions	(727,860)	(13,466,588)	(1,904,641)	(33,275,221)
Net increase (decrease)	404,997	7,512,346	(346,370)	(6,218,090)
Class R4 shares
Subscriptions	311,794	5,896,709	5,532,458	97,518,368
Distributions reinvested	51,698	962,838	77,048	1,344,672
Redemptions	(123,388)	(2,336,467)	(5,051,443)	(96,987,634)
Net increase	240,104	4,523,080	558,063	1,875,406

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
14

Columbia Mid Cap Value Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class R5 shares
Subscriptions	535,458	10,046,867	1,504,220	27,603,379
Distributions reinvested	129,371	2,409,602	87,217	1,531,135
Redemptions	(187,462)	(3,627,302)	(101,527)	(1,867,200)
Net increase	477,367	8,829,167	1,489,910	27,267,314
Class W shares
Subscriptions	—	—	1,891,459	33,155,124
Distributions reinvested	2,355	43,105	144,261	2,474,953
Redemptions	(6,809)	(126,490)	(6,966,374)	(128,096,278)
Net decrease	(4,454)	(83,385)	(4,930,654)	(92,466,201)
Class Y shares
Subscriptions	305,830	5,633,996	332,077	5,769,301
Distributions reinvested	49,919	913,334	56,000	965,514
Redemptions	(116,591)	(2,150,951)	(152,803)	(2,663,342)
Net increase	239,158	4,396,379	235,274	4,071,473
Class Z shares
Subscriptions	8,331,019	154,565,998	13,105,450	228,177,668
Distributions reinvested	8,568,273	157,012,477	11,926,461	205,872,527
Redemptions	(14,419,755)	(269,967,275)	(38,453,702)	(673,110,507)
Net increase (decrease)	2,479,537	41,611,200	(13,421,791)	(239,060,312)
Total net increase (decrease)	6,257,291	110,700,692	(24,883,399)	(461,124,890)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
15

Columbia Mid Cap Value Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class A	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$18.64		$16.02		$13.91		$14.24		$11.18		$6.87
Income from investment operations:
Net investment income	0.03		0.05		0.11		0.07		0.13	(a)	0.07
Net realized and unrealized gain (loss)	1.45		4.60		2.10		(0.33)		3.07		4.32
Total from investment operations	1.48		4.65		2.21		(0.26)		3.20		4.39
Less distributions to shareholders:
Net investment income	(0.01)		(0.07)		(0.10)		(0.07)		(0.14)		(0.07)
Net realized gains	(1.50)		(1.96)		—		—		—		—
Tax return of capital	—		—		—		—		—		(0.01)
Total distributions to shareholders	(1.51)		(2.03)		(0.10)		(0.07)		(0.14)		(0.08)
Proceeds from regulatory settlements	—		—		—		0.00	(b)	0.00	(b)	0.00	(b)
Net asset value, end of period	$18.61		$18.64		$16.02		$13.91		$14.24		$11.18
Total return	8.10%		30.10%		16.03%		(1.75%)		28.87%		64.09%
Ratios to average net assets(c)
Total gross expenses	1.16	%(d)	1.17%		1.19%		1.18%		1.13%		1.17%
Total net expenses(e)	1.16	%(d)(f)	1.17	%(f)	1.19	%(f)	1.18	%(f)	1.13	%(f)	1.17	%(f)
Net investment income	0.35	%(d)	0.27%		0.75%		0.59%		1.05%		0.71%
Supplemental data
Net assets, end of period (in thousands)	$1,136,789		$1,098,949		$991,510		$1,135,303		$1,511,519		$1,441,388
Portfolio turnover	10%		48%		36%		39%		50%		56%

Notes to Financial Highlights

(a)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
16

Columbia Mid Cap Value Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class B	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$17.98		$15.56		$13.52		$13.89		$10.94		$6.73
Income from investment operations:
Net investment income (loss)	(0.04)		(0.08)		0.00	(a)	(0.02)		0.03	(b)	(0.00	)(a)
Net realized and unrealized gain (loss)	1.39		4.46		2.06		(0.34)		3.01		4.23
Total from investment operations	1.35		4.38		2.06		(0.36)		3.04		4.23
Less distributions to shareholders:
Net investment income	—		—		(0.02)		(0.01)		(0.09)		(0.02)
Net realized gains	(1.50)		(1.96)		—		—		—		—
Tax return of capital	—		—		—		—		—		(0.00	)(a)
Total distributions to shareholders	(1.50)		(1.96)		(0.02)		(0.01)		(0.09)		(0.02)
Proceeds from regulatory settlements	—		—		—		0.00	(a)	0.00	(a)	0.00	(a)
Net asset value, end of period	$17.83		$17.98		$15.56		$13.52		$13.89		$10.94
Total return	7.63%		29.16%		15.22%		(2.55%)		27.89%		62.86%
Ratios to average net assets(c)
Total gross expenses	1.91	%(d)	1.92%		1.94%		1.93%		1.88%		1.92%
Total net expenses(e)	1.91	%(d)(f)	1.92	%(f)	1.94	%(f)	1.93	%(f)	1.88	%(f)	1.92	%(f)
Net investment income (loss)	(0.40	%)(d)	(0.48%)		0.01%		(0.19%)		0.28%		(0.01%)
Supplemental data
Net assets, end of period (in thousands)	$12,345		$15,034		$16,759		$22,740		$44,651		$68,110
Portfolio turnover	10%		48%		36%		39%		50%		56%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
17

Columbia Mid Cap Value Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class C	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$18.05		$15.62		$13.57		$13.94		$10.98		$6.75
Income from investment operations:
Net investment income (loss)	(0.04)		(0.08)		0.00	(a)	(0.02)		0.04	(b)	(0.00	)(a)
Net realized and unrealized gain (loss)	1.40		4.47		2.07		(0.34)		3.01		4.25
Total from investment operations	1.36		4.39		2.07		(0.36)		3.05		4.25
Less distributions to shareholders:
Net investment income	—		—		(0.02)		(0.01)		(0.09)		(0.02)
Net realized gains	(1.50)		(1.96)		—		—		—		—
Tax return of capital	—		—		—		—		—		(0.00	)(a)
Total distributions to shareholders	(1.50)		(1.96)		(0.02)		(0.01)		(0.09)		(0.02)
Proceeds from regulatory settlements	—		—		—		0.00	(a)	0.00	(a)	0.00	(a)
Net asset value, end of period	$17.91		$18.05		$15.62		$13.57		$13.94		$10.98
Total return	7.66%		29.11%		15.24%		(2.54%)		27.88%		62.97%
Ratios to average net assets(c)
Total gross expenses	1.91	%(d)	1.92%		1.94%		1.93%		1.88%		1.92%
Total net expenses(e)	1.91	%(d)(f)	1.92	%(f)	1.94	%(f)	1.93	%(f)	1.88	%(f)	1.92	%(f)
Net investment income (loss)	(0.40	%)(d)	(0.49%)		0.00	%(a)	(0.17%)		0.30%		(0.03%)
Supplemental data
Net assets, end of period (in thousands)	$141,328		$133,282		$115,248		$125,463		$173,457		$181,941
Portfolio turnover	10%		48%		36%		39%		50%		56%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
18

Columbia Mid Cap Value Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,		Year Ended February 29,	Year Ended February 28,
Class I	(Unaudited)		2014	2013	2012	2011(a)
Per share data
Net asset value, beginning of period	$18.64		$16.03	$13.91	$14.24	$11.68
Income from investment operations:
Net investment income	0.07		0.12	0.17	0.13	0.03
Net realized and unrealized gain (loss)	1.45		4.59	2.12	(0.33)	2.58
Total from investment operations	1.52		4.71	2.29	(0.20)	2.61
Less distributions to shareholders:
Net investment income	(0.05)		(0.14)	(0.17)	(0.13)	(0.05)
Net realized gains	(1.50)		(1.96)	—	—	—
Total distributions to shareholders	(1.55)		(2.10)	(0.17)	(0.13)	(0.05)
Proceeds from regulatory settlements	—		—	—	0.00 (b)	—
Net asset value, end of period	$18.61		$18.64	$16.03	$13.91	$14.24
Total return	8.33%		30.59%	16.61%	(1.32%)	22.40%
Ratios to average net assets(c)
Total gross expenses	0.73	%(d)	0.73%	0.74%	0.73%	0.72	%(d)
Total net expenses(e)	0.73	%(d)	0.73%	0.74%	0.73%	0.72	%(d)
Net investment income	0.79	%(d)	0.69%	1.19%	1.03%	0.53	%(d)
Supplemental data
Net assets, end of period (in thousands)	$85,939		$87,662	$160,368	$143,562	$150,603
Portfolio turnover	10%		48%	36%	39%	50%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
19

Columbia Mid Cap Value Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,		Year Ended February 29,
Class K	(Unaudited)		2014	2013	2012(a)
Per share data
Net asset value, beginning of period	$18.70		$16.07	$13.94	$14.06
Income from investment operations:
Net investment income	0.06		0.07	0.13	0.11
Net realized and unrealized gain (loss)	1.44		4.61	2.13	(0.15)
Total from investment operations	1.50		4.68	2.26	(0.04)
Less distributions to shareholders:
Net investment income	(0.03)		(0.09)	(0.13)	(0.08)
Net realized gains	(1.50)		(1.96)	—	—
Total distributions to shareholders	(1.53)		(2.05)	(0.13)	(0.08)
Proceeds from regulatory settlements	—		—	—	0.00	(b)
Net asset value, end of period	$18.67		$18.70	$16.07	$13.94
Total return	8.15%		30.26%	16.31%	(0.23%)
Ratios to average net assets(c)
Total gross expenses	1.01	%(d)	1.03%	1.04%	1.05	%(d)
Total net expenses(e)	1.01	%(d)	1.03%	1.01%	1.03	%(d)
Net investment income	0.61	%(d)	0.40%	0.93%	0.86	%(d)
Supplemental data
Net assets, end of period (in thousands)	$6		$16	$14	$12
Portfolio turnover	10%		48%	36%	39%

Notes to Financial Highlights

(a)  Based on operations from March 7, 2011 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
20

Columbia Mid Cap Value Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class R	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$18.61		$16.00		$13.89		$14.23		$11.18		$6.87
Income from investment operations:
Net investment income	0.01		0.00	(a)	0.07		0.01		0.10	(b)	0.04
Net realized and unrealized gain (loss)	1.44		4.59		2.11		(0.31)		3.07		4.33
Total from investment operations	1.45		4.59		2.18		(0.30)		3.17		4.37
Less distributions to shareholders:
Net investment income	—		(0.02)		(0.07)		(0.04)		(0.12)		(0.05)
Net realized gains	(1.50)		(1.96)		—		—		—		—
Tax return of capital	—		—		—		—		—		(0.01)
Total distributions to shareholders	(1.50)		(1.98)		(0.07)		(0.04)		(0.12)		(0.06)
Proceeds from regulatory settlements	—		—		—		0.00	(a)	0.00	(a)	0.00	(a)
Net asset value, end of period	$18.56		$18.61		$16.00		$13.89		$14.23		$11.18
Total return	7.92%		29.77%		15.76%		(2.04%)		28.53%		63.69%
Ratios to average net assets(c)
Total gross expenses	1.41	%(d)	1.42%		1.44%		1.45%		1.38%		1.42%
Total net expenses(e)	1.41	%(d)(f)	1.42	%(f)	1.44	%(f)	1.43	%(f)	1.38	%(f)	1.42	%(f)
Net investment income	0.10	%(d)	0.02%		0.50%		0.15%		0.80%		0.44%
Supplemental data
Net assets, end of period (in thousands)	$69,446		$62,085		$58,923		$80,096		$337,001		$276,046
Portfolio turnover	10%		48%		36%		39%		50%		56%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
21

Columbia Mid Cap Value Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$18.95		$16.26		$14.24
Income from investment operations:
Net investment income	0.06		0.09		0.06
Net realized and unrealized gain	1.47		4.67		2.00
Total from investment operations	1.53		4.76		2.06
Less distributions to shareholders:
Net investment income	(0.04)		(0.11)		(0.04)
Net realized gains	(1.50)		(1.96)		—
Total distributions to shareholders	(1.54)		(2.07)		(0.04)
Net asset value, end of period	$18.94		$18.95		$16.26
Total return	8.20%		30.40%		14.49%
Ratios to average net assets(b)
Total gross expenses	0.91	%(c)	0.92%		0.85	%(c)
Total net expenses(d)	0.91	%(c)(e)	0.92	%(e)	0.85	%(c)
Net investment income	0.60	%(c)	0.48%		1.19	%(c)
Supplemental data
Net assets, end of period (in thousands)	$15,122		$10,580		$3
Portfolio turnover	10%		48%		36%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
22

Columbia Mid Cap Value Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,
Class R5	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$18.96		$16.26	$14.24
Income from investment operations:
Net investment income	0.07		0.12	0.06
Net realized and unrealized gain	1.47		4.67	2.00
Total from investment operations	1.54		4.79	2.06
Less distributions to shareholders:
Net investment income	(0.05)		(0.13)	(0.04)
Net realized gains	(1.50)		(1.96)	—
Total distributions to shareholders	(1.55)		(2.09)	(0.04)
Net asset value, end of period	$18.95		$18.96	$16.26
Total return	8.27%		30.64%	14.52%
Ratios to average net assets(b)
Total gross expenses	0.78	%(c)	0.80%	0.77	%(c)
Total net expenses(d)	0.78	%(c)	0.80%	0.77	%(c)
Net investment income	0.74	%(c)	0.67%	1.28	%(c)
Supplemental data
Net assets, end of period (in thousands)	$37,278		$28,245	$3
Portfolio turnover	10%		48%	36%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
23

Columbia Mid Cap Value Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class W	(Unaudited)		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$18.64		$16.03		$13.91		$14.24		$11.69
Income from investment operations:
Net investment income	0.03		0.04		0.11		0.09		0.02
Net realized and unrealized gain (loss)	1.45		4.60		2.11		(0.35)		2.57
Total from investment operations	1.48		4.64		2.22		(0.26)		2.59
Less distributions to shareholders:
Net investment income	(0.01)		(0.07)		(0.10)		(0.07)		(0.04)
Net realized gains	(1.50)		(1.96)		—		—		—
Total distributions to shareholders	(1.51)		(2.03)		(0.10)		(0.07)		(0.04)
Proceeds from regulatory settlements	—		—		—		0.00	(b)	—
Net asset value, end of period	$18.61		$18.64		$16.03		$13.91		$14.24
Total return	8.10%		30.02%		16.09%		(1.74%)		22.17%
Ratios to average net assets(c)
Total gross expenses	1.16	%(d)	1.16%		1.19%		1.19%		1.14	%(d)
Total net expenses(e)	1.16	%(d)(f)	1.16	%(f)	1.19	%(f)	1.19	%(f)	1.14	%(d)(f)
Net investment income	0.35	%(d)	0.21%		0.74%		0.69%		0.34	%(d)
Supplemental data
Net assets, end of period (in thousands)	$561		$645		$79,581		$77,367		$3
Portfolio turnover	10%		48%		36%		39%		50%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
24

Columbia Mid Cap Value Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,		Year Ended February 29,	Year Ended February 28,
Class Y	(Unaudited)		2014	2013	2012	2011		2010(a)
Per share data
Net asset value, beginning of period	$18.65		$16.03	$13.91	$14.24	$11.18		$8.86
Income from investment operations:
Net investment income	0.07		0.12	0.18	0.13	0.16	(b)	0.08
Net realized and unrealized gain (loss)	1.44		4.60	2.09	(0.34)	3.08		2.31
Total from investment operations	1.51		4.72	2.27	(0.21)	3.24		2.39
Less distributions to shareholders:
Net investment income	(0.05)		(0.14)	(0.15)	(0.12)	(0.18)		(0.06)
Net realized gains	(1.50)		(1.96)	—	—	—		—
Tax return of capital	—		—	—	—	—		(0.01)
Total distributions to shareholders	(1.55)		(2.10)	(0.15)	(0.12)	(0.18)		(0.07)
Proceeds from regulatory settlements	—		—	—	0.00 (c)	0.00	(c)	0.00	(c)
Net asset value, end of period	$18.61		$18.65	$16.03	$13.91	$14.24		$11.18
Total return	8.27%		30.65%	16.50%	(1.40%)	29.23%		27.00%
Ratios to average net assets(d)
Total gross expenses	0.73	%(e)	0.73%	0.77%	0.82%	0.81%		0.76	%(e)
Total net expenses(f)	0.73	%(e)	0.73%	0.77%	0.82%	0.81	%(g)	0.76	%(e)(g)
Net investment income	0.78	%(e)	0.69%	1.19%	0.97%	1.25%		1.28	%(e)
Supplemental data
Net assets, end of period (in thousands)	$14,607		$10,175	$4,975	$32	$33		$13
Portfolio turnover	10%		48%	36%	39%	50%		56%

Notes to Financial Highlights

(a)  Based on operations from July 15, 2009 (commencement of operations) through the stated period end.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
25

Columbia Mid Cap Value Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class Z	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$18.67		$16.05		$13.93		$14.26		$11.20		$6.88
Income from investment operations:
Net investment income	0.06		0.09		0.14		0.11		0.16	(a)	0.09
Net realized and unrealized gain (loss)	1.45		4.60		2.12		(0.33)		3.07		4.33
Total from investment operations	1.51		4.69		2.26		(0.22)		3.23		4.42
Less distributions to shareholders:
Net investment income	(0.04)		(0.11)		(0.14)		(0.11)		(0.17)		(0.09)
Net realized gains	(1.50)		(1.96)		—		—		—		—
Tax return of capital	—		—		—		—		—		(0.01)
Total distributions to shareholders	(1.54)		(2.07)		(0.14)		(0.11)		(0.17)		(0.10)
Proceeds from regulatory settlements	—		—		—		0.00	(b)	0.00	(b)	0.00	(b)
Net asset value, end of period	$18.64		$18.67		$16.05		$13.93		$14.26		$11.20
Total return	8.22%		30.37%		16.36%		(1.50%)		29.14%		64.55%
Ratios to average net assets(c)
Total gross expenses	0.91	%(d)	0.92%		0.94%		0.93%		0.88%		0.92%
Total net expenses(e)	0.91	%(d)(f)	0.92	%(f)	0.94	%(f)	0.93	%(f)	0.88	%(f)	0.92	%(f)
Net investment income	0.60	%(d)	0.52%		1.01%		0.85%		1.30%		0.95%
Supplemental data
Net assets, end of period (in thousands)	$2,466,048		$2,423,967		$2,298,515		$2,460,299		$2,859,249		$2,419,305
Portfolio turnover	10%		48%		36%		39%		50%		56%

Notes to Financial Highlights

(a)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
26

Columbia Mid Cap Value Fund

Notes to Financial Statements

August 31, 2014 (Unaudited)

Note 1. Organization

Columbia Mid Cap Value Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally

Semiannual Report 2014
27

Columbia Mid Cap Value Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the extent actual information has not yet been reported by the REITs, estimates for return of capital are made by the Fund's management. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for the BDCs, ETFs, and RICs.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund

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28

Columbia Mid Cap Value Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.76% to 0.62% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended August 31, 2014 was 0.66% of the Fund's average daily net assets.

The Investment Manager has entered into a personnel-sharing arrangement with its affiliate, Threadneedle Investments (Threadneedle). Threadneedle, like the Investment Manager, is a wholly-owned subsidiary of Ameriprise Financial and is an SEC-registered investment adviser. Pursuant to this arrangement, certain employees of Threadneedle serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund's prospectus and Statement of Additional Information (SAI), may provide research and related services, and discretionary investment management services (including acting as portfolio managers) to the Fund on behalf of the Investment Manager.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended August 31, 2014 was 0.05% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2014, other expenses paid by the Fund to this company were $3,262.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to

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29

Columbia Mid Cap Value Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares are not subject to transfer agent fees.

For the six months ended August 31, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.18%
Class B	0.18
Class C	0.18
Class K	0.05
Class R	0.18
Class R4	0.18
Class R5	0.05
Class W	0.18
Class Z	0.18

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2014, these minimum account balance fees reduced total expenses of the Fund by $6,750.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares of the Fund and the payment of a monthly distribution fee at the maximum annual rates of 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class B, Class C, Class R and Class W shares, respectively.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $266,621 for Class A, $1,141 for Class B and $1,139 for Class C shares for the six months ended August 31, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective July 1, 2014	Contractual Expense Cap Prior to July 1, 2014
Class A	1.28%	1.26%
Class B	2.03	2.01
Class C	2.03	2.01
Class I	0.89	0.86
Class K	1.19	1.16
Class R	1.53	1.51
Class R4	1.03	1.01
Class R5	0.94	0.91
Class W	1.28	1.26
Class Y	0.89	0.86
Class Z	1.03	1.01

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30

Columbia Mid Cap Value Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2014, the cost of investments for federal income tax purposes was approximately $2,719,865,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,287,760,000
Unrealized depreciation	(9,288,000)
Net unrealized appreciation	$1,278,472,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, aggregated to $384,167,352 and $616,713,730, respectively, for the six months ended August 31, 2014. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At August 31, 2014, two unaffiliated shareholders of record owned 37.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended August 31, 2014.

Note 9. Significant Risks

Financial Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the financial sector than if it were invested in a wider variety of companies in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

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31

Columbia Mid Cap Value Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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Columbia Mid Cap Value Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Mid Cap Value Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2014, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed expense caps for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 9-11, 2014 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the successful implementation of a globalization initiative, which, among other things, increased worldwide analyst support for global products, the reorganization of the Informational Technology research team, the hiring of additional personnel to assist the Asset Allocation team and the global restructuring of the Senior Operational team. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain its key portfolio management personnel. The Independent Trustees also recalled Columbia Management's representation that additional staff has been added to support the vigorous application of the "5P" review process, to which all internally-managed Funds are subject.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2013 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

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Columbia Mid Cap Value Fund

Approval of Investment Management Services Agreement (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance was appropriate in light of the particular management style involved and the particular market environment. The Board observed that appropriate steps (such as changes to the management team) had been taken to help improve the Fund's performance.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the 2013 report provided by an independent consulting firm, Bobroff Consulting (the Independent Consultant), that concluded that the Funds' standardized investment management fee rates were within a reasonable range. The Board took into account that the Fund's total expense ratio was below the peer universe's median expense ratio shown in the reports. It was observed that various proposals concerning the Funds' transfer agency and sub-transfer agency fee structures, and other changes impacting the Funds' pricing structure and fees, are expected to be considered at a later Board meeting which, if adopted, would alter the current pricing philosophy. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that: (i) the Independent Consultant concluded that 2012 profitability was reasonable; (ii) 2013 profitability only moderately exceeded 2012 levels; and (iii) 2013 profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 11, 2014, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

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Columbia Mid Cap Value Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
35

Columbia Mid Cap Value Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR197_02_D01_(10/14)

Semiannual Report

August 31, 2014

Columbia Small Cap Index Fund

Not FDIC insured • No bank guarantee • May lose value

About Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are some of the most talented professionals in the industry, brought together by a unique way of working.

It starts with carefully selected, specialized investment teams. While each team brings a diverse and innovative range of skills, all are grounded by a common set of core beliefs. All possess a solid conviction in the power of proprietary, bottom-up research. All look not only at generating returns, but also at the likely consistency of those returns and the risks required to achieve them. And while our culture encourages teams to operate independently and question established thinking, a rigorous investment oversight process ensures that each team stays true to its clearly articulated investment process. At Columbia Management, reaching our performance goals matters, and the way we reach them matters just as much.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Connect with Columbia Management

Get the market insight you need from our investment experts

Investor insight

Stay informed with economic and market commentary, investment videos, white papers, mutual fund commentary and more at columbiamanagement.com.

  Columbia Management investor
(e-newsletter)

Read our award-winning* shareholder newsletter. Our quarterly newsletter is available online and provides timely and relevant content about economic trends, fund news, service enhancements and changes. Sign up to receive the newsletter electronically at columbiamanagement.com/newsletter.

  Investment videos

Watch and discover what our thought leaders are saying about financial markets and the economy. For an analysis of current events and trends that may affect your investments, visit our online video library at columbiamanagement.com/
market-insights/videos.

  Social media

Columbia Management offers you multiple ways to access our market commentary and investment insights.

>  Perspectives blog at columbiamanagement.com
Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

>  Twitter.com/ColumbiaMgmt
Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

>  Youtube.com/columbiamanagement
View our commentaries on the economy, markets and current investment opportunities.

>  Linkedin.com/company/columbia-management
Connect with us on LinkedIn for updates from our thought leaders.

*Columbia Management investor was awarded top honors in the Mutual Fund Education Alliance STAR Awards competition for excellence in mutual fund marketing and communications. Materials in the competition were evaluated on educational value, message comprehension, effective design and objectives.

Not part of the shareholder report

President's Message

Dear Shareholders,

Continued Economic Recovery

The U.S. economy improved along with a warm-up in the weather during the second quarter of 2014. Economic data generally beat expectations with positive news from major market sectors. Strong hiring brought unemployment down to 6.1%. Manufacturing activity remained robust. Personal income growth was healthy with accelerated wage gains, an increased savings rate of 4.8% and a 35-year low in household debt as a percentage of income. After a slow start, the housing market showed renewed strength. Sales rose and pending sales, a key indicator of future activity, rose strongly near the end of the quarter. Consumer spending was somewhat lackluster, but consumer confidence rose to a post-recession high.

Against this backdrop, the Federal Reserve (the Fed) maintained a steady hand, while central banks outside of the United States took steps to stimulate growth. Investors were the beneficiaries of a stable environment and accommodative monetary policy. Equity markets stabilized at high levels with the S&P 500 Index setting a new record high above 1900. Every major asset class delivered gains for the period. All 10 sectors within the S&P 500 Index delivered gains, led by energy, utilities and technology. Large- and mid-cap stocks outperformed small-cap stocks by a considerable margin.

Interest rates moved lower, resulting in positive returns for most domestic fixed-income sectors. The Barclays U.S. Aggregate Bond Index returned 2.04%, while mortgage and securitized bonds, investment-grade and high-yield corporate and municipal bonds returned around 2.50% for the second quarter of 2014. U.S. convertible bonds and Treasury Inflation Protected Securities generated somewhat stronger returns. Emerging-market bonds were the period's best fixed-income performers, with returns in line with U.S. equities.

Stay on Track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities. The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia Small Cap Index Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	18
Statement of Operations	20
Statement of Changes in Net Assets	21
Financial Highlights	23
Notes to Financial Statements	30
Approval of Investment Management Services Agreement	37
Important Information About This Report	39

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Small Cap Index Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Small Cap Index Fund (the Fund) Class A shares returned 1.01% for the six months ended August 31, 2014.

>  The Fund underperformed its benchmark, the S&P SmallCap 600 Index, which returned 1.30% for the same time period.

Average Annual Total Returns (%) (for period ended August 31, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	10/15/96	1.01	18.10	18.19	10.10
Class B*	03/07/11
Excluding sales charges		0.64	17.18	17.30	9.27
Including sales charges		-4.25	12.18	17.09	9.27
Class I*	11/16/11	1.18	18.45	18.37	10.18
Class K*	03/07/11	1.01	18.09	18.18	10.09
Class R5*	11/08/12	1.16	18.41	18.31	10.15
Class W*	06/25/14	1.01	18.09	18.19	10.10
Class Z	10/15/96	1.13	18.39	18.48	10.37
S&P SmallCap 600 Index		1.30	18.70	18.72	10.51

Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The S&P SmallCap 600 Index tracks the performance of 600 domestic companies traded on major stock exchanges. The S&P SmallCap 600 Index is heavily weighted with the stocks of companies with small market capitalizations.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
2

Columbia Small Cap Index Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at August 31, 2014)
Centene Corp.	0.7
US Silica Holdings, Inc.	0.6
Teledyne Technologies, Inc.	0.5
TriQuint Semiconductor, Inc.	0.5
Cognex Corp.	0.5
Curtiss-Wright Corp.	0.5
Toro Co. (The)	0.5
TreeHouse Foods, Inc.	0.5
Tanger Factory Outlet Centers, Inc.	0.5
PAREXEL International Corp.	0.5

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at August 31, 2014)
Common Stocks	98.1
Consumer Discretionary	13.8
Consumer Staples	3.7
Energy	5.0
Financials	21.5
Health Care	11.0
Industrials	15.6
Information Technology	17.2
Materials	6.3
Telecommunication Services	0.6
Utilities	3.4
Money Market Funds	1.9
Rights	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Portfolio Management

Alfred Alley III, CFA

Vadim Shteyn

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2014 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2014
3

Columbia Small Cap Index Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2014 – August 31, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,010.10		1,022.69	2.26		2.27	0.45
Class B	1,000.00	1,000.00	1,006.40		1,018.95	6.00		6.04	1.20
Class I	1,000.00	1,000.00	1,011.80		1,024.13	0.80		0.81	0.16
Class K	1,000.00	1,000.00	1,010.10		1,022.69	2.26		2.27	0.45
Class R5	1,000.00	1,000.00	1,011.60		1,023.93	1.00		1.01	0.20
Class W	1,000.00	1,000.00	993.50	*	1,022.94	0.70	*	2.02	0.40 *
Class Z	1,000.00	1,000.00	1,011.30		1,023.93	1.00		1.01	0.20

*Based on operations from June 25, 2014 (commencement of operations) through the stated period end.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2014
4

Columbia Small Cap Index Fund

Portfolio of Investments

August 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.9%

Issuer	Shares	Value ($)
Consumer Discretionary 13.8%
Auto Components 0.5%
Dorman Products, Inc.(a)	132,685	5,948,269
Drew Industries, Inc.	97,277	4,318,126
Standard Motor Products, Inc.	90,109	3,388,999
Superior Industries International, Inc.	101,024	1,964,917
Total		15,620,311
Automobiles 0.1%
Winnebago Industries, Inc.(a)	119,310	2,950,536
Distributors 0.4%
Pool Corp.	196,792	11,150,235
VOXX International Corp.(a)	86,684	858,171
Total		12,008,406
Diversified Consumer Services 0.7%
American Public Education, Inc.(a)	76,544	2,323,876
Capella Education Co.	47,923	3,120,267
Career Education Corp.(a)	253,218	1,390,167
ITT Educational Services, Inc.(a)	79,840	673,051
Matthews International Corp., Class A	129,060	5,956,119
Regis Corp.	191,150	2,888,276
Strayer Education, Inc.(a)	47,495	2,883,896
Universal Technical Institute, Inc.	92,882	1,037,492
Total		20,273,144
Hotels, Restaurants & Leisure 3.4%
Biglari Holdings, Inc.(a)	7,689	2,763,042
BJ's Restaurants, Inc.(a)	109,672	4,087,475
Bob Evans Farms, Inc.	108,130	4,695,005
Boyd Gaming Corp.(a)	332,263	3,538,601
Buffalo Wild Wings, Inc.(a)	82,783	12,231,188
Cracker Barrel Old Country Store, Inc.	104,338	10,476,579
DineEquity, Inc.	71,291	5,931,411
Interval Leisure Group, Inc.	174,458	3,771,782
Jack in the Box, Inc.	175,364	10,425,390
Marcus Corp. (The)	79,363	1,445,200
Marriott Vacations Worldwide Corp.(a)	129,737	7,731,028
Monarch Casino & Resort, Inc.(a)	43,075	547,914
Multimedia Games Holdings Co., Inc.(a)	129,707	3,607,152
Papa John's International, Inc.	133,746	5,296,342
Pinnacle Entertainment, Inc.(a)	261,024	6,522,990

Common Stocks (continued)

Issuer	Shares	Value ($)
Red Robin Gourmet Burgers, Inc.(a)	56,964	3,024,788
Ruby Tuesday, Inc.(a)	252,975	1,560,856
Ruth's Hospitality Group, Inc.	157,798	1,759,448
Scientific Games Corp., Class A(a)	210,400	2,135,560
Sonic Corp.(a)	221,383	4,673,395
Texas Roadhouse, Inc.	259,528	6,900,849
Total		103,125,995
Household Durables 1.5%
Ethan Allen Interiors, Inc.	114,032	2,877,027
Helen of Troy Ltd.(a)	117,728	6,854,124
iRobot Corp.(a)	129,125	4,187,524
La-Z-Boy, Inc.	229,247	4,892,131
M/I Homes, Inc.(a)	107,163	2,439,030
Meritage Homes Corp.(a)	161,041	6,646,162
Ryland Group, Inc. (The)	205,496	7,623,902
Standard Pacific Corp.(a)	659,927	5,523,589
Universal Electronics, Inc.(a)	69,699	3,810,444
Total		44,853,933
Internet & Catalog Retail 0.3%
Blue Nile, Inc.(a)	53,052	1,506,677
FTD Companies, Inc.(a)	82,940	2,746,973
Nutrisystem, Inc.	125,702	2,051,457
PetMed Express, Inc.	88,428	1,245,066
Total		7,550,173
Leisure Products 0.3%
Arctic Cat, Inc.	56,489	2,091,223
Callaway Golf Co.	339,575	2,584,166
Sturm Ruger & Co., Inc.	84,970	4,283,337
Total		8,958,726
Media 0.3%
EW Scripps Co. (The), Class A(a)	132,694	2,515,878
Harte-Hanks, Inc.	192,480	1,349,285
Scholastic Corp.	114,230	4,002,619
Sizmek, Inc.(a)	101,193	890,499
Total		8,758,281
Multiline Retail 0.2%
Fred's, Inc., Class A	149,899	2,133,063
Tuesday Morning Corp.(a)	163,752	2,878,760
Total		5,011,823

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
5

Columbia Small Cap Index Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Specialty Retail 4.1%
Aeropostale, Inc.(a)	344,450	1,443,245
Barnes & Noble, Inc.(a)	162,620	3,880,113
Big 5 Sporting Goods Corp.	78,495	800,649
Brown Shoe Co., Inc.	181,674	5,421,152
Buckle, Inc. (The)	122,891	6,043,779
Cato Corp. (The), Class A	112,935	3,915,456
Children's Place, Inc. (The)	95,651	5,142,198
Christopher & Banks Corp.(a)	159,552	1,526,913
Finish Line, Inc., Class A (The)	211,347	6,262,212
Francesca's Holdings Corp.(a)	184,895	2,588,530
Genesco, Inc.(a)	105,052	8,330,624
Group 1 Automotive, Inc.	92,255	7,395,161
Haverty Furniture Companies, Inc.	87,766	2,042,315
Hibbett Sports, Inc.(a)	112,163	5,095,565
Kirkland's, Inc.(a)	65,924	1,175,425
Lithia Motors, Inc., Class A	99,532	8,701,087
Lumber Liquidators Holdings, Inc.(a)	120,138	6,874,296
MarineMax, Inc.(a)	108,599	1,874,419
Men's Wearhouse, Inc. (The)	199,590	10,783,848
Monro Muffler Brake, Inc.	131,111	6,784,994
Outerwall, Inc.(a)	89,278	5,261,153
PEP Boys-Manny, Moe & Jack (The)(a)	233,242	2,593,651
Select Comfort Corp.(a)	237,721	5,317,819
Sonic Automotive, Inc., Class A	149,641	3,696,133
Stage Stores, Inc.	138,942	2,427,317
Stein Mart, Inc.	123,421	1,536,591
Vitamin Shoppe, Inc.(a)	134,803	5,282,930
Zumiez, Inc.(a)	92,858	3,003,956
Total		125,201,531
Textiles, Apparel & Luxury Goods 2.0%
Crocs, Inc.(a)	383,398	5,923,499
G-III Apparel Group Ltd.(a)	78,200	6,454,628
Iconix Brand Group, Inc.(a)	213,261	8,878,055
Movado Group, Inc.	78,683	2,921,500
Oxford Industries, Inc.	63,416	3,889,303
Perry Ellis International, Inc.(a)	54,382	1,091,447
Quiksilver, Inc.(a)	568,908	1,655,522
Skechers U.S.A., Inc., Class A(a)	172,748	10,083,301
Steven Madden Ltd.(a)	252,392	8,578,804

Common Stocks (continued)

Issuer	Shares	Value ($)
Wolverine World Wide, Inc.	444,232	11,798,802
Total		61,274,861
Total Consumer Discretionary		415,587,720
Consumer Staples 3.7%
Beverages 0.3%
Boston Beer Co., Inc. (The), Class A(a)	38,825	8,579,549
Food & Staples Retailing 0.8%
Andersons, Inc. (The)	116,109	7,984,816
Casey's General Stores, Inc.	168,540	12,082,633
SpartanNash Co.	165,219	3,550,556
Total		23,618,005
Food Products 2.3%
Annie's, Inc.(a)	74,635	2,380,110
B&G Foods, Inc.	234,986	7,096,577
Cal-Maine Foods, Inc.	65,673	5,195,391
Calavo Growers, Inc.	60,742	2,365,901
Darling Ingredients, Inc.(a)	720,853	13,898,046
Diamond Foods, Inc.(a)	96,224	2,652,896
J&J Snack Foods Corp.	63,887	6,050,738
Sanderson Farms, Inc.	88,927	8,298,667
Seneca Foods Corp., Class A(a)	31,073	937,472
Snyders-Lance, Inc.	214,911	5,858,474
TreeHouse Foods, Inc.(a)	179,950	14,849,474
Total		69,583,746
Household Products 0.2%
Central Garden and Pet Co., Class A(a)	187,812	1,692,186
WD-40 Co.	61,669	4,236,660
Total		5,928,846
Personal Products 0.1%
Inter Parfums, Inc.	74,519	2,269,849
Medifast, Inc.(a)	52,919	1,778,078
Total		4,047,927
Tobacco —%
Alliance One International, Inc.(a)	359,114	797,233
Total Consumer Staples		112,555,306
Energy 5.0%
Energy Equipment & Services 2.7%
Basic Energy Services, Inc.(a)	153,291	3,711,175

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
6

Columbia Small Cap Index Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Bristow Group, Inc.	155,865	11,375,028
C&J Energy Services, Inc.(a)	201,445	5,779,457
Era Group, Inc.(a)	82,869	2,122,275
Exterran Holdings, Inc.	259,870	12,117,738
Geospace Technologies Corp.(a)	57,530	2,365,634
Gulf Island Fabrication, Inc.	53,977	1,137,295
Gulfmark Offshore, Inc., Class A	107,670	4,329,411
Hornbeck Offshore Services, Inc.(a)	142,909	6,239,407
ION Geophysical Corp.(a)	560,479	1,933,653
Matrix Service Co.(a)	115,686	3,263,502
Newpark Resources, Inc.(a)	371,650	4,582,445
Paragon Offshore Plc(a)	371,320	3,460,702
Pioneer Energy Services Corp.(a)	274,838	4,227,008
SEACOR Holdings, Inc.(a)	83,994	6,853,910
Tesco Corp.	140,525	2,981,941
Tetra Technologies, Inc.(a)	345,709	4,079,366
Total		80,559,947
Oil, Gas & Consumable Fuels 2.3%
Approach Resources, Inc.(a)	155,204	2,775,047
Arch Coal, Inc.	929,790	2,835,859
Carrizo Oil & Gas, Inc.(a)	181,315	11,372,077
Cloud Peak Energy, Inc.(a)	266,874	4,192,590
Comstock Resources, Inc.	194,859	4,750,662
Contango Oil & Gas Co.(a)	67,858	2,688,534
Forest Oil Corp.(a)	521,485	850,021
Green Plains, Inc.	137,630	6,150,685
Northern Oil and Gas, Inc.(a)	245,980	4,144,763
PDC Energy, Inc.(a)	156,777	9,420,730
Penn Virginia Corp.(a)	312,985	4,701,035
Petroquest Energy, Inc.(a)	254,335	1,693,871
Stone Energy Corp.(a)	242,715	8,541,141
Swift Energy Co.(a)	191,877	2,177,804
Synergy Resources Corp.(a)	280,600	3,776,876
Total		70,071,695
Total Energy		150,631,642
Financials 21.4%
Banks 6.8%
Bank of the Ozarks, Inc.	282,612	9,029,453
Banner Corp.	85,743	3,376,559

Common Stocks (continued)

Issuer	Shares	Value ($)
BBCN Bancorp, Inc.	348,172	5,083,311
Boston Private Financial Holdings, Inc.	350,435	4,254,281
Cardinal Financial Corp.	139,995	2,501,711
City Holding Co.	68,770	2,937,854
Columbia Banking System, Inc.	230,385	5,992,314
Community Bank System, Inc.	178,180	6,296,881
CVB Financial Corp.	412,824	6,415,285
First BanCorp(a)	439,829	2,291,509
First Commonwealth Financial Corp.	411,872	3,649,186
First Financial Bancorp	252,765	4,198,427
First Financial Bankshares, Inc.	266,472	7,831,612
First Midwest Bancorp, Inc.	329,682	5,555,142
FNB Corp.	728,733	9,007,140
Glacier Bancorp, Inc.	326,177	8,878,538
Hanmi Financial Corp.	139,250	2,861,587
Home Bancshares, Inc.	208,280	6,196,330
Independent Bank Corp.	104,676	3,853,123
MB Financial, Inc.	280,329	7,930,494
National Penn Bancshares, Inc.	487,646	4,876,460
NBT Bancorp, Inc.	191,360	4,594,554
Old National Bancorp	456,766	5,979,067
Pinnacle Financial Partners, Inc.	146,443	5,251,446
PrivateBancorp, Inc.	293,013	8,646,814
S&T Bancorp, Inc.	130,157	3,246,116
Simmons First National Corp., Class A	71,452	2,852,364
Sterling Bancorp	344,180	4,360,761
Susquehanna Bancshares, Inc.	821,803	8,481,007
Texas Capital Bancshares, Inc.(a)	188,629	10,182,193
Tompkins Financial Corp.	52,063	2,383,965
UMB Financial Corp.	165,187	9,539,549
United Bankshares, Inc.	275,328	9,072,058
United Community Banks, Inc.	171,085	2,901,602
ViewPoint Financial Group, Inc.	157,083	4,092,012
Wilshire Bancorp, Inc.	298,240	2,910,822
Wintrust Financial Corp.	203,851	9,493,341
Total		207,004,868
Capital Markets 1.9%
Calamos Asset Management, Inc., Class A	83,632	1,078,016
Evercore Partners, Inc., Class A	152,625	7,818,979
Financial Engines, Inc.	225,348	8,083,233

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
7

Columbia Small Cap Index Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
FXCM, Inc., Class A	166,640	2,414,614
Greenhill & Co., Inc.	116,390	5,705,438
HFF, Inc., Class A	146,857	4,405,710
Investment Technology Group, Inc.(a)	157,673	2,685,171
Piper Jaffray Companies(a)	71,248	3,801,793
Stifel Financial Corp.(a)	266,645	12,766,963
SWS Group, Inc.(a)	127,454	952,081
Virtus Investment Partners, Inc.	30,907	6,913,587
Total		56,625,585
Consumer Finance 1.3%
Cash America International, Inc.	123,190	5,499,202
Encore Capital Group, Inc.(a)	103,595	4,598,582
Ezcorp, Inc., Class A(a)	238,194	2,532,002
First Cash Financial Services, Inc.(a)	126,813	7,324,719
Green Dot Corp., Class A(a)	135,595	2,561,389
Portfolio Recovery Associates, Inc.(a)	219,264	12,460,773
World Acceptance Corp.(a)	39,820	3,119,499
Total		38,096,166
Diversified Financial Services 0.5%
Interactive Brokers Group, Inc., Class A	210,710	4,939,042
MarkeTaxess Holdings, Inc.	165,214	9,734,409
Total		14,673,451
Insurance 1.9%
AMERISAFE, Inc.	81,790	3,085,937
eHealth, Inc.(a)	77,828	1,909,899
Employers Holdings, Inc.	137,426	2,942,291
HCI Group, Inc.	43,670	1,838,944
Horace Mann Educators Corp.	178,387	5,315,933
Infinity Property & Casualty Corp.	50,424	3,447,993
Meadowbrook Insurance Group, Inc.	204,050	1,263,069
Navigators Group, Inc. (The)(a)	46,836	3,009,213
ProAssurance Corp.	260,056	12,014,587
RLI Corp.	150,636	6,733,429
Safety Insurance Group, Inc.	56,227	3,103,730
Selective Insurance Group, Inc.	246,239	5,902,349
Stewart Information Services Corp.	91,720	2,955,218
United Fire Group, Inc.	94,565	2,772,646
Universal Insurance Holdings, Inc.	127,270	1,763,962
Total		58,059,200

Common Stocks (continued)

Issuer	Shares	Value ($)
Real Estate Investment Trusts (REITs) 8.1%
Acadia Realty Trust	251,312	7,242,812
Agree Realty Corp.	65,545	1,935,544
American Assets Trust, Inc.	156,130	5,472,356
Associated Estates Realty Corp.	252,145	4,664,682
Capstead Mortgage Corp.	419,465	5,545,327
CareTrust REIT, Inc.(a)	86,614	1,513,147
Cedar Realty Trust, Inc.	298,426	1,930,816
Chesapeake Lodging Trust	219,150	6,752,011
Coresite Realty Corp.	94,720	3,321,830
Cousins Properties, Inc.	881,311	11,183,837
DiamondRock Hospitality Co.	857,078	11,416,279
EastGroup Properties, Inc.	137,092	8,889,045
Education Realty Trust, Inc.	596,655	6,497,573
EPR Properties	234,105	13,322,916
Franklin Street Properties Corp.	381,775	4,638,566
Geo Group, Inc. (The)	317,857	11,894,209
Getty Realty Corp.	117,021	2,195,314
Government Properties Income Trust	299,765	7,200,355
Healthcare Realty Trust, Inc.	420,652	10,499,474
Inland Real Estate Corp.	367,114	3,821,657
Kite Realty Group Trust	364,230	9,367,996
Lexington Realty Trust	897,879	9,768,924
LTC Properties, Inc.	152,501	6,244,916
Medical Properties Trust, Inc.	755,299	10,642,163
Parkway Properties, Inc.	316,691	6,571,338
Pennsylvania Real Estate Investment Trust	301,084	6,069,853
Post Properties, Inc.	238,004	13,094,980
PS Business Parks, Inc.	88,350	7,204,059
Retail Opportunity Investments Corp.	382,740	6,062,602
Sabra Health Care REIT, Inc.	207,011	5,895,673
Saul Centers, Inc.	55,942	2,788,709
Sovran Self Storage, Inc.	144,277	11,148,284
Tanger Factory Outlet Centers, Inc.	419,809	14,655,532
Universal Health Realty Income Trust	56,586	2,499,404
Urstadt Biddle Properties, Inc., Class A	112,056	2,389,034
Total		244,341,217
Real Estate Management & Development 0.1%
Forestar Group, Inc.(a)	152,726	3,054,520

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
8

Columbia Small Cap Index Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 0.8%
Bank Mutual Corp.	189,626	1,249,635
BofI Holding, Inc.(a)	54,100	4,165,159
Brookline Bancorp, Inc.	309,254	2,829,674
Dime Community Bancshares, Inc.	129,154	1,994,138
Northwest Bancshares, Inc.	414,566	5,227,677
Oritani Financial Corp.	172,348	2,585,220
Provident Financial Services, Inc.	236,661	4,025,604
TrustCo Bank Corp.	414,635	2,910,738
Total		24,987,845
Total Financials		646,842,852
Health Care 11.0%
Biotechnology 0.7%
Acorda Therapeutics, Inc.(a)	182,415	5,943,081
Emergent Biosolutions, Inc.(a)	129,449	3,223,280
Ligand Pharmaceuticals, Inc.(a)	90,780	4,724,191
Momenta Pharmaceuticals, Inc.(a)	203,301	2,396,919
Repligen Corp.(a)	132,800	2,531,168
Spectrum Pharmaceuticals, Inc.(a)	241,295	1,956,902
Total		20,775,541
Health Care Equipment & Supplies 3.4%
Abaxis, Inc.	92,469	4,415,395
ABIOMED, Inc.(a)	155,644	4,054,526
Analogic Corp.	54,200	3,913,240
Anika Therapeutics, Inc.(a)	51,790	2,175,180
Cantel Medical Corp.	146,805	5,353,978
CONMED Corp.	119,208	4,708,716
CryoLife, Inc.	110,710	1,111,528
Cyberonics, Inc.(a)	105,783	6,070,886
Cynosure Inc., Class A(a)	85,046	1,916,086
Greatbatch, Inc.(a)	108,972	4,965,854
Haemonetics Corp.(a)	227,997	8,137,213
ICU Medical, Inc.(a)	59,289	3,710,899
Integra LifeSciences Holdings Corp.(a)	104,129	5,205,409
Invacare Corp.	126,752	1,944,376
Masimo Corp.(a)	226,140	5,074,582
Meridian Bioscience, Inc.	182,020	3,562,131
Merit Medical Systems, Inc.(a)	178,808	2,236,888
Natus Medical, Inc.(a)	126,710	3,561,818

Common Stocks (continued)

Issuer	Shares	Value ($)
Neogen Corp.(a)	160,599	6,761,218
NuVasive, Inc.(a)	204,101	7,163,945
SurModics, Inc.(a)	59,549	1,215,991
Symmetry Medical, Inc.(a)	164,225	1,514,154
West Pharmaceutical Services, Inc.	309,532	13,442,975
Total		102,216,988
Health Care Providers & Services 3.6%
Air Methods Corp.(a)	154,330	9,052,998
Almost Family, Inc.(a)	36,834	1,030,615
Amedisys, Inc.(a)	143,724	3,006,706
AMN Healthcare Services, Inc.(a)	203,670	3,079,490
Amsurg Corp.(a)	176,039	9,469,138
Bio-Reference Laboratories, Inc.(a)	108,050	3,138,853
Centene Corp.(a)	252,644	19,739,076
Chemed Corp.	76,818	8,112,749
Corvel Corp.(a)	49,488	2,024,059
Cross Country Healthcare, Inc.(a)	118,551	946,037
Ensign Group, Inc. (The)	86,614	3,031,490
Gentiva Health Services, Inc.(a)	127,477	2,303,509
Hanger, Inc.(a)	154,234	3,454,842
Healthways, Inc.(a)	154,491	2,697,413
IPC The Hospitalist Co., Inc.(a)	75,041	3,627,482
Kindred Healthcare, Inc.	279,398	5,769,569
Landauer, Inc.	41,836	1,523,667
LHC Group, Inc.(a)	53,750	1,383,525
Magellan Health, Inc.(a)	120,706	6,742,637
Molina Healthcare, Inc.(a)	125,639	6,010,570
MWI Veterinary Supply, Inc.(a)	56,325	8,000,966
PharMerica Corp.(a)	131,369	3,269,775
Providence Service Corp. (The)(a)	49,080	2,234,612
Total		109,649,778
Health Care Technology 1.0%
Computer Programs & Systems, Inc.	45,961	2,823,844
HealthStream, Inc.(a)	90,549	2,350,652
MedAssets, Inc.(a)	267,120	6,143,760
Medidata Solutions, Inc.(a)	222,722	10,365,482
Omnicell, Inc.(a)	160,335	4,513,430
Quality Systems, Inc.	192,563	3,015,537
Total		29,212,705

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
9

Columbia Small Cap Index Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Life Sciences Tools & Services 0.8%
Affymetrix, Inc.(a)	318,641	2,762,618
Albany Molecular Research, Inc.(a)	83,640	1,656,072
Cambrex Corp.(a)	134,123	2,939,976
Luminex Corp.(a)	165,764	3,124,651
PAREXEL International Corp.(a)	249,118	14,060,220
Total		24,543,537
Pharmaceuticals 1.5%
Akorn, Inc.(a)	314,074	12,255,168
Depomed, Inc.(a)	254,000	3,898,900
Impax Laboratories, Inc.(a)	285,370	7,031,517
Lannett Co., Inc.(a)	123,080	4,846,890
Mallinckrodt PLC(a)(b)	—	37
Medicines Co. (The)(a)	284,757	7,292,627
Prestige Brands Holdings, Inc.(a)	226,948	7,854,670
Sagent Pharmaceuticals, Inc.(a)	93,510	2,601,448
Total		45,781,257
Total Health Care		332,179,806
Industrials 15.5%
Aerospace & Defense 2.6%
AAR Corp.	173,313	4,800,770
Aerovironment, Inc.(a)	86,529	2,729,125
American Science & Engineering, Inc.	34,536	1,999,634
Cubic Corp.	91,527	4,085,765
Curtiss-Wright Corp.	211,067	15,163,053
Engility Holdings, Inc.(a)	76,896	2,702,125
GenCorp, Inc.(a)	255,357	4,706,229
Moog, Inc., Class A(a)	194,864	13,815,858
National Presto Industries, Inc.	21,487	1,407,184
Orbital Sciences Corp.(a)	265,292	7,101,867
Taser International, Inc.(a)	235,940	3,697,180
Teledyne Technologies, Inc.(a)	164,370	15,955,396
Total		78,164,186
Air Freight & Logistics 0.7%
Atlas Air Worldwide Holdings, Inc.(a)	110,515	3,696,727
Forward Air Corp.	136,659	6,325,945
HUB Group, Inc., Class A(a)	152,507	6,632,529
UTi Worldwide, Inc.	401,590	3,686,596
Total		20,341,797

Common Stocks (continued)

Issuer	Shares	Value ($)
Airlines 0.3%
Allegiant Travel Co.	61,962	7,612,651
Skywest, Inc.	223,799	2,007,477
Total		9,620,128
Building Products 1.0%
AAON, Inc.	182,849	3,411,962
American Woodmark Corp.(a)	53,090	2,082,190
Apogee Enterprises, Inc.	127,490	4,654,660
Gibraltar Industries, Inc.(a)	126,817	2,017,658
Griffon Corp.	191,015	2,381,957
PGT, Inc.(a)	138,630	1,448,684
Quanex Building Products Corp.	164,314	2,967,511
Simpson Manufacturing Co., Inc.	180,056	5,819,410
Universal Forest Products, Inc.	87,820	4,158,277
Total		28,942,309
Commercial Services & Supplies 2.1%
ABM Industries, Inc.	228,128	6,068,205
Brady Corp., Class A	201,776	5,371,277
Brink's Co. (The)	212,150	5,808,667
G&K Services, Inc., Class A	87,379	4,883,613
Healthcare Services Group, Inc.	307,776	8,411,518
Interface, Inc.	256,209	4,363,239
Mobile Mini, Inc.	180,099	7,054,478
Tetra Tech, Inc.	284,514	7,255,107
Unifirst Corp.	66,822	6,478,393
United Stationers, Inc.	172,514	7,012,694
Viad Corp.	89,532	1,964,332
Total		64,671,523
Construction & Engineering 0.8%
Aegion Corp.(a)	166,338	4,101,895
Comfort Systems U.S.A., Inc.	165,013	2,508,198
Dycom Industries, Inc.(a)	148,694	4,640,740
EMCOR Group, Inc.	294,699	12,730,997
Orion Marine Group, Inc.(a)	120,078	1,213,988
Total		25,195,818
Electrical Equipment 1.2%
AZZ, Inc.	112,025	5,191,238
Encore Wire Corp.	81,654	3,466,212
EnerSys	205,514	13,212,495
Franklin Electric Co., Inc.	171,336	6,503,915

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
10

Columbia Small Cap Index Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
General Cable Corp.	213,080	4,574,828
Powell Industries, Inc.	40,525	2,135,262
Vicor Corp.(a)	79,339	650,580
Total		35,734,530
Machinery 3.7%
Actuant Corp., Class A	311,054	10,491,851
Albany International Corp., Class A	123,962	4,657,252
Astec Industries, Inc.	82,277	3,417,787
Barnes Group, Inc.	206,560	7,072,614
Briggs & Stratton Corp.	204,654	4,121,732
CIRCOR International, Inc.	77,352	5,506,689
EnPro Industries, Inc.(a)	105,403	7,156,864
ESCO Technologies, Inc.	116,292	4,186,512
Federal Signal Corp.	275,416	4,054,123
Hillenbrand, Inc.	275,085	9,198,842
John Bean Technologies Corp.	119,968	3,485,070
Lindsay Corp.	56,308	4,379,636
Lydall, Inc.(a)	74,528	2,064,426
Mueller Industries, Inc.	248,300	7,260,292
Standex International Corp.	55,958	4,176,146
Tennant Co.	80,690	5,623,286
Titan International, Inc.	234,710	3,403,295
Toro Co. (The)	243,839	15,003,414
Watts Water Technologies, Inc., Class A	124,785	7,897,643
Total		113,157,474
Marine 0.2%
Matson, Inc.	188,210	5,079,788
Professional Services 1.4%
CDI Corp.	63,314	960,473
Exponent, Inc.	57,395	4,193,279
Heidrick & Struggles International, Inc.	70,972	1,537,254
Insperity, Inc.	99,542	2,937,484
Kelly Services, Inc., Class A	119,669	1,999,669
Korn/Ferry International(a)	217,837	6,589,569
Navigant Consulting, Inc.(a)	215,272	3,506,781
On Assignment, Inc.(a)	204,642	6,049,218
Resources Connection, Inc.	169,747	2,598,827
TrueBlue, Inc.(a)	180,321	4,893,912
Wageworks, Inc.(a)	132,240	5,456,222
Total		40,722,688

Common Stocks (continued)

Issuer	Shares	Value ($)
Road & Rail 0.8%
ArcBest Corp.	107,025	3,842,198
Celadon Group, Inc.	95,560	2,001,026
Heartland Express, Inc.	218,966	5,134,753
Knight Transportation, Inc.	265,489	6,730,146
Roadrunner Transportation Systems, Inc.(a)	111,090	2,797,246
Saia, Inc.(a)	108,020	5,127,709
Total		25,633,078
Trading Companies & Distributors 0.7%
Aceto Corp.	118,290	2,273,534
Applied Industrial Technologies, Inc.	182,961	8,912,030
DXP Enterprises, Inc.(a)	46,500	3,725,580
Kaman Corp.	119,951	4,877,208
Veritiv Corp.(a)	35,740	1,591,145
Total		21,379,497
Total Industrials		468,642,816
Information Technology 17.2%
Communications Equipment 1.1%
Bel Fuse, Inc., Class B	43,860	1,032,464
Black Box Corp.	68,143	1,611,582
CalAmp Corp.(a)	147,955	2,852,572
Comtech Telecommunications Corp.	70,227	2,671,435
Digi International, Inc.(a)	111,137	926,883
Harmonic, Inc.(a)	415,146	2,727,509
Ixia(a)	246,841	2,374,611
NETGEAR, Inc.(a)	159,915	5,312,376
Oplink Communications, Inc.	75,379	1,456,322
Procera Networks, Inc.(a)	90,495	931,194
Viasat, Inc.(a)	186,915	10,642,940
Total		32,539,888
Electronic Equipment, Instruments & Components 4.7%
Agilysys, Inc.(a)	61,994	773,685
Anixter International, Inc.	117,331	10,469,445
Badger Meter, Inc.	63,248	3,293,956
Benchmark Electronics, Inc.(a)	236,131	5,815,907
Checkpoint Systems, Inc.(a)	182,533	2,528,082
Cognex Corp.(a)	361,340	15,169,053
Coherent, Inc.(a)	109,209	7,040,704
CTS Corp.	148,057	2,625,051
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
11

Columbia Small Cap Index Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Daktronics, Inc.	168,093	2,212,104
DTS, Inc.(a)	74,318	1,775,457
Electro Scientific Industries, Inc.	111,383	826,462
Fabrinet(a)	129,180	2,091,424
FARO Technologies, Inc.(a)	75,486	4,378,943
II-VI, Inc.(a)	236,033	3,295,021
Insight Enterprises, Inc.(a)	179,294	4,704,675
Littelfuse, Inc.	98,597	9,062,050
Measurement Specialties, Inc.(a)	66,323	5,691,840
Mercury Systems, Inc.(a)	145,649	1,626,899
Methode Electronics, Inc.	157,791	5,320,712
MTS Systems Corp.	66,311	4,713,386
Newport Corp.(a)	174,571	3,294,155
OSI Systems, Inc.(a)	82,107	5,727,784
Park Electrochemical Corp.	91,467	2,573,881
Plexus Corp.(a)	148,574	6,119,763
Rofin-Sinar Technologies, Inc.(a)	122,789	2,942,024
Rogers Corp.(a)	79,376	4,776,848
Sanmina Corp.(a)	360,560	8,465,949
Scansource, Inc.(a)	124,905	4,816,337
SYNNEX Corp.(a)	119,885	8,360,780
TTM Technologies, Inc.(a)	240,933	1,843,137
Total		142,335,514
Internet Software & Services 1.8%
Blucora, Inc.(a)	185,089	2,883,687
comScore, Inc.(a)	141,183	5,408,721
Dealertrack Technologies, Inc.(a)	192,431	8,613,211
Dice Holdings, Inc.(a)	161,775	1,373,470
Digital River, Inc.(a)	121,567	1,856,328
j2 Global, Inc.	195,790	10,464,975
Liquidity Services, Inc.(a)	105,250	1,604,010
LivePerson, Inc.(a)	216,032	2,788,973
LogMeIn, Inc.(a)	99,974	4,226,901
Monster Worldwide, Inc.(a)	398,660	2,300,268
NIC, Inc.	262,805	4,924,966
Perficient, Inc.(a)	151,373	2,606,643
QuinStreet, Inc.(a)	126,649	606,649
Stamps.com, Inc.(a)	64,500	2,171,070
XO Group, Inc.(a)	108,467	1,270,148
Total		53,100,020

Common Stocks (continued)

Issuer	Shares	Value ($)
IT Services 2.1%
CACI International, Inc., Class A(a)	102,909	7,421,797
Cardtronics, Inc.(a)	194,828	6,916,394
Ciber, Inc.(a)	302,649	1,156,119
CSG Systems International, Inc.	149,317	4,139,067
ExlService Holdings, Inc.(a)	134,530	3,668,633
Forrester Research, Inc.	52,750	2,049,865
Heartland Payment Systems, Inc.	156,970	7,498,457
iGATE Corp.(a)	128,792	4,819,397
Mantech International Corp., Class A	104,340	3,023,773
MAXIMUS, Inc.	296,513	12,216,336
Sykes Enterprises, Inc.(a)	171,223	3,585,410
TeleTech Holdings, Inc.(a)	82,275	2,209,084
Virtusa Corp.(a)	113,948	3,879,929
Total		62,584,261
Semiconductors & Semiconductor Equipment 4.3%
Advanced Energy Industries, Inc.(a)	165,653	3,188,820
Brooks Automation, Inc.	292,609	3,318,186
Cabot Microelectronics Corp.(a)	105,627	4,531,398
Ceva, Inc.(a)	91,915	1,393,431
Cirrus Logic, Inc.(a)	271,820	6,572,608
Cohu, Inc.	102,846	1,265,006
Diodes, Inc.(a)	159,877	4,068,870
DSP Group, Inc.(a)	97,003	871,087
Entropic Communications, Inc.(a)	389,207	1,023,614
Exar Corp.(a)	207,982	2,073,581
GT Advanced Technologies, Inc.(a)	597,397	10,639,641
Kopin Corp.(a)	265,819	1,055,301
Kulicke & Soffa Industries, Inc.(a)	335,445	4,927,687
Micrel, Inc.	197,888	2,479,537
Microsemi Corp.(a)	415,958	11,081,121
MKS Instruments, Inc.	234,486	7,958,455
Monolithic Power Systems, Inc.	153,878	7,352,291
Nanometrics, Inc.(a)	99,430	1,662,470
Pericom Semiconductor Corp.(a)	88,389	864,444
Power Integrations, Inc.	133,234	7,964,728
Rubicon Technology, Inc.(a)	101,961	636,237
Rudolph Technologies, Inc.(a)	145,545	1,407,420
Synaptics, Inc.(a)	157,779	12,953,656
Tessera Technologies, Inc.	210,754	6,231,996

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
12

Columbia Small Cap Index Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
TriQuint Semiconductor, Inc.(a)	750,444	15,507,925
Ultratech, Inc.(a)	122,854	3,177,004
Veeco Instruments, Inc.(a)	175,375	6,203,014
Total		130,409,528
Software 2.7%
Blackbaud, Inc.	202,180	7,862,780
Bottomline Technologies de, Inc.(a)	164,742	4,639,135
Ebix, Inc.	141,228	2,180,560
EPIQ Systems, Inc.	135,975	1,978,436
Interactive Intelligence Group, Inc.(a)	71,125	3,044,861
Manhattan Associates, Inc.(a)	331,958	9,586,947
MicroStrategy, Inc., Class A(a)	39,599	5,501,489
Monotype Imaging Holdings, Inc.	173,121	5,088,026
Netscout Systems, Inc.(a)	161,864	7,457,074
Progress Software Corp.(a)	224,993	5,210,838
Synchronoss Technologies, Inc.(a)	135,268	5,974,788
Take-Two Interactive Software, Inc.(a)	348,448	8,192,013
Tangoe, Inc.(a)	150,800	2,099,136
Tyler Technologies, Inc.(a)	127,227	11,330,837
VASCO Data Security International, Inc.(a)	128,573	1,899,023
Total		82,045,943
Technology Hardware, Storage & Peripherals 0.5%
Electronics for Imaging, Inc.(a)	204,038	8,985,834
QLogic Corp.(a)	381,940	3,456,557
Super Micro Computer, Inc.(a)	149,572	3,663,018
Total		16,105,409
Total Information Technology		519,120,563
Materials 6.3%
Chemicals 2.4%
A. Schulman, Inc.	127,923	4,967,250
American Vanguard Corp.	109,551	1,472,365
Balchem Corp.	133,232	6,853,454
Calgon Carbon Corp.(a)	233,356	4,956,481
Flotek Industries, Inc.(a)	207,315	5,763,357
FutureFuel Corp.	98,730	1,374,322
H.B. Fuller Co.	219,423	10,321,658
Hawkins, Inc.	41,367	1,522,306
Innophos Holdings, Inc.	96,100	5,588,215
Intrepid Potash, Inc.(a)	243,250	3,729,023

Common Stocks (continued)

Issuer	Shares	Value ($)
Koppers Holdings, Inc.	89,592	3,324,759
Kraton Performance Polymers, Inc.(a)	143,565	2,918,677
LSB Industries, Inc.(a)	83,905	3,360,395
OM Group, Inc.	140,643	3,741,104
Quaker Chemical Corp.	57,933	4,518,774
Stepan Co.	83,269	4,021,060
Tredegar Corp.	110,368	2,296,758
Zep, Inc.	100,690	1,598,957
Total		72,328,915
Construction Materials 0.1%
Headwaters, Inc.(a)	321,683	4,178,662
Containers & Packaging 0.1%
Myers Industries, Inc.	114,809	2,262,885
Metals & Mining 2.3%
AK Steel Holding Corp.(a)	598,795	6,538,841
AM Castle & Co.(a)	75,066	735,647
Century Aluminum Co.(a)	225,554	5,634,339
Globe Specialty Metals, Inc.	278,033	5,710,798
Haynes International, Inc.	54,324	2,693,384
Kaiser Aluminum Corp.	78,969	6,360,953
Materion Corp.	90,199	2,943,193
Olympic Steel, Inc.	39,914	959,533
RTI International Metals, Inc.(a)	134,448	3,900,336
Stillwater Mining Co.(a)	524,733	9,739,045
SunCoke Energy, Inc.(a)	305,617	7,337,864
US Silica Holdings, Inc.	235,460	16,908,383
Total		69,462,316
Paper & Forest Products 1.4%
Boise Cascade Co.(a)	138,080	4,150,685
Clearwater Paper Corp.(a)	89,441	6,189,317
Deltic Timber Corp.	48,990	3,245,098
KapStone Paper and Packaging Corp.(a)	352,758	10,843,781
Neenah Paper, Inc.	72,535	3,965,488
PH Glatfelter Co.	188,639	4,702,770
Schweitzer-Mauduit International, Inc.	133,427	5,716,013
Wausau Paper Corp.	218,000	1,988,160
Total		40,801,312
Total Materials		189,034,090

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
13

Columbia Small Cap Index Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Telecommunication Services 0.6%
Diversified Telecommunication Services 0.5%
8x8, Inc.(a)	360,750	2,803,028
Atlantic Tele-Network, Inc.	43,904	2,574,531
Cincinnati Bell, Inc.(a)	915,714	3,360,670
Consolidated Communications Holdings, Inc.	164,550	4,011,729
General Communication, Inc., Class A(a)	138,222	1,553,615
Lumos Networks Corp.	78,744	1,152,025
Total		15,455,598
Wireless Telecommunication Services 0.1%
NTELOS Holdings Corp.	67,379	888,729
Spok Holdings, Inc.	94,889	1,404,357
Total		2,293,086
Total Telecommunication Services		17,748,684
Utilities 3.4%
Electric Utilities 0.8%
Allete, Inc.	168,831	8,217,005
El Paso Electric Co.	177,235	6,972,425
UIL Holdings Corp.	247,617	9,223,733
Total		24,413,163
Gas Utilities 1.8%
Laclede Group, Inc. (The)	183,027	9,050,685
New Jersey Resources Corp.	184,553	9,639,203
Northwest Natural Gas Co.	118,865	5,403,603
Piedmont Natural Gas Co., Inc.	342,313	12,802,506
South Jersey Industries, Inc.	144,448	8,370,762
Southwest Gas Corp.	203,687	10,634,498
Total		55,901,257

Common Stocks (continued)

Issuer	Shares	Value ($)
Multi-Utilities 0.6%
Avista Corp.	259,694	8,429,667
NorthWestern Corp.	171,412	8,275,772
Total		16,705,439
Water Utilities 0.2%
American States Water Co.	169,854	5,486,284
Total Utilities		102,506,143
Total Common Stocks (Cost: $1,964,264,135)		2,954,849,622

Rights —%

Information Technology —%
Electronic Equipment, Instruments & Components —%
Gerber Scientific, Inc.(a)(c)(d)(e)	112,391	—
Total Information Technology		—
Total Rights (Cost: $—)		—

Money Market Funds 1.9%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.100%(f)(g)	58,425,671	58,425,671
Total Money Market Funds (Cost: $58,425,671)		58,425,671
Total Investments (Cost: $2,022,689,806)		3,013,275,293
Other Assets & Liabilities, Net		4,872,116
Net Assets		3,018,147,409

Investments in Derivatives

Futures Contracts Outstanding at August 31, 2014

At August 31, 2014, cash totaling $2,769,300 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
RUSSELL 2000 EMINI ICE	535	USD	62,776,900	09/2014	1,385,367	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
14

Columbia Small Cap Index Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  Represents fractional shares.

(c)  Negligible market value.

(d)  Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at August 31, 2014 was $0. Information concerning such security holdings at August 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Gerber Scientific, Inc.	08/22/11	—

(e)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2014, the value of these securities amounted to $0.

(f)  The rate shown is the seven-day current annualized yield at August 31, 2014.

(g)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	69,671,430	338,898,427	(350,144,186)	58,425,671	35,249	58,425,671

Currency Legend

USD  US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
15

Columbia Small Cap Index Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
16

Columbia Small Cap Index Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)		Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	415,587,720	—	—		415,587,720
Consumer Staples	112,555,306	—	—		112,555,306
Energy	150,631,642	—	—		150,631,642
Financials	646,842,852	—	—		646,842,852
Health Care	332,179,806	—	—		332,179,806
Industrials	468,642,816	—	—		468,642,816
Information Technology	519,120,563	—	—		519,120,563
Materials	189,034,090	—	—		189,034,090
Telecommunication Services	17,748,684	—	—		17,748,684
Utilities	102,506,143	—	—		102,506,143
Rights
Information Technology	—	—	0	(a)	0	(a)
Total Equity Securities	2,954,849,622	—	0	(a)	2,954,849,622
Mutual Funds
Money Market Funds	58,425,671	—	—		58,425,671
Total Mutual Funds	58,425,671	—	—		58,425,671
Investments in Securities	3,013,275,293	—	0	(a)	3,013,275,293
Derivatives
Assets
Futures Contracts	1,385,367	—	—		1,385,367
Total	3,014,660,660	—	0	(a)	3,014,660,660

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain rights classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions related to the potential actions of the respective company's restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
17

Columbia Small Cap Index Fund

Statement of Assets and Liabilities

August 31, 2014 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $1,964,264,135)	$2,954,849,622
Affiliated issuers (identified cost $58,425,671)	58,425,671
Total investments (identified cost $2,022,689,806)	3,013,275,293
Margin deposits	2,769,300
Receivable for:
Capital shares sold	2,449,833
Dividends	2,056,641
Variation margin	385,530
Expense reimbursement due from Investment Manager	118
Total assets	3,020,936,715
Liabilities
Disbursements in excess of cash	320,250
Payable for:
Capital shares purchased	2,285,257
Variation margin	1,460
Investment management fees	8,218
Distribution and/or service fees	8,028
Administration fees	8,218
Plan administration fees	2,557
Compensation of board members	153,770
Other expenses	1,548
Total liabilities	2,789,306
Net assets applicable to outstanding capital stock	$3,018,147,409
Represented by
Paid-in capital	$1,945,147,106
Undistributed net investment income	14,135,541
Accumulated net realized gain	66,893,908
Unrealized appreciation (depreciation) on:
Investments	990,585,487
Futures contracts	1,385,367
Total — representing net assets applicable to outstanding capital stock	$3,018,147,409

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
18

Columbia Small Cap Index Fund

Statement of Assets and Liabilities (continued)

August 31, 2014 (Unaudited)

Class A
Net assets	$1,151,979,575
Shares outstanding	49,888,664
Net asset value per share	$23.09
Class B
Net assets	$7,004,277
Shares outstanding	305,722
Net asset value per share	$22.91
Class I
Net assets	$2,449
Shares outstanding	106
Net asset value per share(a)	$23.14
Class K
Net assets	$12,712,233
Shares outstanding	548,797
Net asset value per share	$23.16
Class R5
Net assets	$116,767,871
Shares outstanding	4,954,693
Net asset value per share	$23.57
Class W
Net assets	$2,484
Shares outstanding	108
Net asset value per share(a)	$22.93
Class Z
Net assets	$1,729,678,520
Shares outstanding	74,546,460
Net asset value per share	$23.20

(a) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
19

Columbia Small Cap Index Fund

Statement of Operations

Six Months Ended August 31, 2014 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$18,610,177
Dividends — affiliated issuers	35,249
Foreign taxes withheld	(1,662)
Total income	18,643,764
Expenses:
Investment management fees	1,442,665
Distribution and/or service fees
Class A	1,418,050
Class B	40,199
Class W(a)	1
Administration fees	1,442,665
Plan administration fees
Class K	15,848
Compensation of board members	32,115
Other	4,923
Total expenses	4,396,466
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(37,041)
Expense reductions	(2,828)
Total net expenses	4,356,597
Net investment income	14,287,167
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	120,390,850
Futures contracts	896,471
Net realized gain	121,287,321
Net change in unrealized appreciation (depreciation) on:
Investments	(99,650,917)
Futures contracts	(3,471,649)
Net change in unrealized appreciation (depreciation)	(103,122,566)
Net realized and unrealized gain	18,164,755
Net increase in net assets resulting from operations	$32,451,922

(a) Class W shares are based on operations from June 25, 2014 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
20

Columbia Small Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
Operations
Net investment income	$14,287,167	$21,511,579
Net realized gain	121,287,321	173,970,914
Net change in unrealized appreciation (depreciation)	(103,122,566)	468,684,271
Net increase in net assets resulting from operations	32,451,922	664,166,764
Distributions to shareholders
Net investment income
Class A	(402,354)	(6,654,997)
Class B	—	(3,954)
Class I	(2)	(31)
Class K	(4,419)	(79,225)
Class R5	(74,753)	(419,714)
Class Z	(1,198,375)	(13,990,244)
Net realized gains
Class A	(33,436,844)	(50,037,594)
Class B	(222,308)	(577,915)
Class I	(72)	(180)
Class K	(366,382)	(615,780)
Class R5	(2,905,920)	(1,943,999)
Class Z	(46,585,215)	(80,628,656)
Total distributions to shareholders	(85,196,644)	(154,952,289)
Increase (decrease) in net assets from capital stock activity	218,250,506	358,468,551
Total increase in net assets	165,505,784	867,683,026
Net assets at beginning of period	2,852,641,625	1,984,958,599
Net assets at end of period	$3,018,147,409	$2,852,641,625
Undistributed net investment income	$14,135,541	$1,528,277

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
21

Columbia Small Cap Index Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2014(a) (Unaudited)		Year Ended February 28, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	8,495,587	196,835,431	19,882,789	432,044,976
Distributions reinvested	1,362,210	31,439,810	2,444,682	53,421,096
Redemptions	(7,277,727)	(168,043,719)	(11,235,169)	(245,339,703)
Net increase	2,580,070	60,231,522	11,092,302	240,126,369
Class B shares
Subscriptions	4,569	105,537	23,579	504,218
Distributions reinvested	9,678	221,907	27,173	581,060
Redemptions(b)	(112,471)	(2,579,266)	(258,854)	(5,599,592)
Net decrease	(98,224)	(2,251,822)	(208,102)	(4,514,314)
Class I shares
Redemptions	(46)	(1,100)	—	—
Net increase (decrease)	(46)	(1,100)	—	—
Class K shares
Subscriptions	42,768	998,678	100,700	2,181,086
Distributions reinvested	16,014	370,727	31,816	694,817
Redemptions	(51,206)	(1,184,930)	(104,881)	(2,302,520)
Net increase	7,576	184,475	27,635	573,383
Class R5 shares
Subscriptions	2,167,257	51,252,371	3,840,376	85,575,154
Distributions reinvested	117,816	2,773,394	97,658	2,230,263
Redemptions	(653,238)	(15,374,559)	(619,362)	(13,677,166)
Net increase	1,631,835	38,651,206	3,318,672	74,128,251
Class W shares
Subscriptions	108	2,500	—	—
Net increase	108	2,500	—	—
Class Z shares
Subscriptions	11,972,266	276,604,119	15,910,019	343,579,759
Distributions reinvested	1,278,091	29,626,144	2,645,949	57,907,206
Redemptions	(7,968,650)	(184,796,538)	(16,215,593)	(353,332,103)
Net increase	5,281,707	121,433,725	2,340,375	48,154,862
Total net increase	9,403,026	218,250,506	16,570,882	358,468,551

(a) Class W shares are based on operations from June 25, 2014 (commencement of operations) through the stated period end.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
22

Columbia Small Cap Index Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class A	(Unaudited)		2014		2013		2012		2011	2010
Per share data
Net asset value, beginning of period	$23.54		$19.00		$17.75		$18.01		$13.97	$8.58
Income from investment operations:
Net investment income	0.10		0.16		0.24		0.12		0.12	0.08
Net realized and unrealized gain	0.14		5.72		2.14		0.66		4.14	5.40
Total from investment operations	0.24		5.88		2.38		0.78		4.26	5.48
Less distributions to shareholders:
Net investment income	(0.01)		(0.15)		(0.25)		(0.12)		(0.12)	(0.09)
Net realized gains	(0.68)		(1.19)		(0.88)		(0.92)		(0.10)	—
Total distributions to shareholders	(0.69)		(1.34)		(1.13)		(1.04)		(0.22)	(0.09)
Proceeds from regulatory settlements	—		—		—		0.00	(a)	—	0.00 (a)
Net asset value, end of period	$23.09		$23.54		$19.00		$17.75		$18.01	$13.97
Total return	1.01%		31.63%		14.32%		4.65%		30.55%	63.90%
Ratios to average net assets(b)
Total gross expenses	0.45	%(c)	0.45%		0.45	%(d)	0.45%		0.45%	0.45%
Total net expenses(e)	0.45	%(c)(f)	0.45	%(f)	0.45	%(d)(f)	0.45	%(f)	0.45%	0.45%
Net investment income	0.84	%(c)	0.73%		1.37%		0.74%		0.73%	0.68%
Supplemental data
Net assets, end of period (in thousands)	$1,151,980		$1,113,746		$687,934		$570,806		$183,578	$96,238
Portfolio turnover	8%		15%		17%		20%		14%	14%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
23

Columbia Small Cap Index Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,
Class B	(Unaudited)		2014		2013		2012(a)
Per share data
Net asset value, beginning of period	$23.44		$18.95		$17.73		$17.82
Income from investment operations:
Net investment income (loss)	0.01		(0.01)		0.11		0.00	(b)
Net realized and unrealized gain	0.14		5.70		2.13		0.84
Total from investment operations	0.15		5.69		2.24		0.84
Less distributions to shareholders:
Net investment income	—		(0.01)		(0.14)		(0.01)
Net realized gains	(0.68)		(1.19)		(0.88)		(0.92)
Total distributions to shareholders	(0.68)		(1.20)		(1.02)		(0.93)
Proceeds from regulatory settlements	—		—		—		0.00	(b)
Net asset value, end of period	$22.91		$23.44		$18.95		$17.73
Total return	0.64%		30.64%		13.45%		4.97%
Ratios to average net assets(c)
Total gross expenses	1.20	%(d)	1.20%		1.20	%(e)	1.20	%(d)
Total net expenses(f)	1.20	%(d)(g)	1.20	%(g)	1.20	%(e)(g)	1.20	%(d)(g)
Net investment income (loss)	0.09	%(d)	(0.02%)		0.61%		0.01	%(d)
Supplemental data
Net assets, end of period (in thousands)	$7,004		$9,469		$11,596		$17,410
Portfolio turnover	8%		15%		17%		20%

Notes to Financial Highlights

(a)  Based on operations from March 7, 2011 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
24

Columbia Small Cap Index Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,			Year Ended February 29,
Class I	(Unaudited)		2014	2013		2012(a)
Per share data
Net asset value, beginning of period	$23.56		$19.01	$17.76		$16.47
Income from investment operations:
Net investment income	0.13		0.21	0.29		0.05
Net realized and unrealized gain	0.15		5.73	2.14		1.87
Total from investment operations	0.28		5.94	2.43		1.92
Less distributions to shareholders:
Net investment income	(0.02)		(0.20)	(0.30)		(0.17)
Net realized gains	(0.68)		(1.19)	(0.88)		(0.46)
Total distributions to shareholders	(0.70)		(1.39)	(1.18)		(0.63)
Proceeds from regulatory settlements	—		—	—		0.00	(b)
Net asset value, end of period	$23.14		$23.56	$19.01		$17.76
Total return	1.18%		31.97%	14.63%		12.03%
Ratios to average net assets(c)
Total gross expenses	0.16	%(d)	0.22%	0.18	%(e)	0.17	%(d)
Total net expenses(f)	0.16	%(d)	0.20%	0.18	%(e)	0.17	%(d)
Net investment income	1.13	%(d)	0.98%	1.65%		1.09	%(d)
Supplemental data
Net assets, end of period (in thousands)	$2		$4	$3		$3
Portfolio turnover	8%		15%	17%		20%

Notes to Financial Highlights

(a)  Based on operations from November 16, 2011 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
25

Columbia Small Cap Index Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,			Year Ended February 29,
Class K	(Unaudited)		2014	2013		2012(a)
Per share data
Net asset value, beginning of period	$23.61		$19.05	$17.80		$17.87
Income from investment operations:
Net investment income	0.10		0.16	0.24		0.13
Net realized and unrealized gain	0.14		5.74	2.14		0.84
Total from investment operations	0.24		5.90	2.38		0.97
Less distributions to shareholders:
Net investment income	(0.01)		(0.15)	(0.25)		(0.12)
Net realized gains	(0.68)		(1.19)	(0.88)		(0.92)
Total distributions to shareholders	(0.69)		(1.34)	(1.13)		(1.04)
Proceeds from regulatory settlements	—		—	—		0.00	(b)
Net asset value, end of period	$23.16		$23.61	$19.05		$17.80
Total return	1.01%		31.65%	14.27%		5.76%
Ratios to average net assets(c)
Total gross expenses	0.45	%(d)	0.45%	0.45	%(e)	0.45	%(d)
Total net expenses(f)	0.45	%(d)	0.45%	0.45	%(e)	0.45	%(d)
Net investment income	0.84	%(d)	0.73%	1.37%		0.76	%(d)
Supplemental data
Net assets, end of period (in thousands)	$12,712		$12,781	$9,784		$9,858
Portfolio turnover	8%		15%	17%		20%

Notes to Financial Highlights

(a)  Based on operations from March 7, 2011 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
26

Columbia Small Cap Index Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,
Class R5	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$23.99		$19.33	$17.47
Income from investment operations:
Net investment income	0.13		0.23	0.07
Net realized and unrealized gain	0.15		5.82	2.40
Total from investment operations	0.28		6.05	2.47
Less distributions to shareholders:
Net investment income	(0.02)		(0.20)	(0.30)
Net realized gains	(0.68)		(1.19)	(0.31)
Total distributions to shareholders	(0.70)		(1.39)	(0.61)
Net asset value, end of period	$23.57		$23.99	$19.33
Total return	1.16%		32.01%	14.51%
Ratios to average net assets(b)
Total gross expenses	0.20	%(c)	0.20%	0.24	%(c)
Total net expenses(d)	0.20	%(c)	0.20%	0.20	%(c)
Net investment income	1.10	%(c)	0.99%	1.44	%(c)
Supplemental data
Net assets, end of period (in thousands)	$116,768		$79,726	$81
Portfolio turnover	8%		15%	17%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
27

Columbia Small Cap Index Fund

Financial Highlights (continued)

Class W	Six Months Ended August 31, 2014(a) (Unaudited)
Per share data
Net asset value, beginning of period	$23.08
Income from investment operations:
Net investment income	0.03
Net realized and unrealized loss	(0.18	)(b)
Total from investment operations	(0.15)
Net asset value, end of period	$22.93
Total return	(0.65%)
Ratios to average net assets(c)
Total gross expenses	0.40	%(d)
Total net expenses(e)	0.40	%(d)(f)
Net investment income	0.86	%(d)
Supplemental data
Net assets, end of period (in thousands)	$2
Portfolio turnover	8%

Notes to Financial Highlights

(a)  Based on operations from June 25, 2014 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
28

Columbia Small Cap Index Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class Z	(Unaudited)		2014		2013		2012		2011	2010
Per share data
Net asset value, beginning of period	$23.63		$19.06		$17.81		$18.06		$14.01	$8.60
Income from investment operations:
Net investment income	0.13		0.21		0.29		0.16		0.15	0.12
Net realized and unrealized gain	0.14		5.75		2.14		0.66		4.15	5.40
Total from investment operations	0.27		5.96		2.43		0.82		4.30	5.52
Less distributions to shareholders:
Net investment income	(0.02)		(0.20)		(0.30)		(0.15)		(0.15)	(0.11)
Net realized gains	(0.68)		(1.19)		(0.88)		(0.92)		(0.10)	—
Total distributions to shareholders	(0.70)		(1.39)		(1.18)		(1.07)		(0.25)	(0.11)
Proceeds from regulatory settlements	—		—		—		0.00	(a)	—	0.00 (a)
Net asset value, end of period	$23.20		$23.63		$19.06		$17.81		$18.06	$14.01
Total return	1.13%		31.99%		14.54%		4.92%		30.81%	64.34%
Ratios to average net assets(b)
Total gross expenses	0.20	%(c)	0.20%		0.20	%(d)	0.20%		0.20%	0.20%
Total net expenses(e)	0.20	%(c)(f)	0.20	%(f)	0.20	%(d)(f)	0.20	%(f)	0.20%	0.20%
Net investment income	1.09	%(c)	0.98%		1.64%		0.96%		0.97%	0.95%
Supplemental data
Net assets, end of period (in thousands)	$1,729,679		$1,636,915		$1,275,562		$1,700,205		$1,681,152	$1,309,989
Portfolio turnover	8%		15%		17%		20%		14%	14%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
29

Columbia Small Cap Index Fund

Notes to Financial Statements

August 31, 2014 (Unaudited)

Note 1. Organization

Columbia Small Cap Index Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class I, Class K, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are not subject to any front-end sales charge or contingent deferred sales charge (CDSC).

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares commenced operations on June 25, 2014.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of

Semiannual Report 2014
30

Columbia Small Cap Index Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such

Semiannual Report 2014
31

Columbia Small Cap Index Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or if the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits.

Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at August 31, 2014:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	1,385,367	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended August 31, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	896,471
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(3,471,649)

Semiannual Report 2014
32

Columbia Small Cap Index Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended August 31, 2014:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	63,911,290

*Based on the ending quarterly outstanding amounts for the six months ended August 31, 2014.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the extent actual information has not yet been reported by the REITs, estimates for return of capital are made by the Fund's management. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for the BDCs, ETFs, and RICs.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to 0.10% of the Fund's average daily net assets.

Semiannual Report 2014
33

Columbia Small Cap Index Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.10% of the Fund's average daily net assets.

The Investment Manager, from the administration fee it receives from the Fund, pays all operating expenses of the Fund, with the exception of brokerage fees and commissions, interest, taxes, fees and expenses of Trustees who are not officers, directors or employees of the Investment Manager or its affiliates, distribution and/or shareholder servicing and plan administration fees and any extraordinary non-recurring expenses that may arise, including litigation expenses.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2014, other expenses paid by the Fund to this company were $2,554.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The transfer agent fees are payable by the Investment Manager. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer

Agent also receives compensation from the Investment Manager for various shareholder services and reimbursements for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2014, these minimum account balance fees reduced total expenses by $2,828.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class W shares of the Fund and the payment of a monthly distribution fee at the maximum annual rates of 0.75% and 0.25% of the average daily net assets attributable to Class B and Class W shares, respectively.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Semiannual Report 2014
34

Columbia Small Cap Index Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $708 for Class B shares for the six months ended August 31, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	Fee Rates Contractual through June 30, 2015
Class A	0.45%
Class B	1.20
Class I	0.20
Class K	0.45
Class R5	0.20
Class W	0.45	*
Class Z	0.20

*Fee rate is contractual from June 25, 2014 (the commencement of operations of Class W shares) through June 30, 2015.

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2014, the cost of investments for federal income tax purposes was approximately $2,022,690,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,053,589,000
Unrealized depreciation	(63,004,000)
Net unrealized appreciation	$990,585,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, aggregated to $413,329,504 and $238,825,063, respectively, for the six months ended August 31, 2014. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At August 31, 2014, two unaffiliated shareholders of record owned 32.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 13.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of

Semiannual Report 2014
35

Columbia Small Cap Index Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended August 31, 2014.

Note 9. Significant Risks

Financial Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the financial sector than if it were invested in a wider variety of companies in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014
36

Columbia Small Cap Index Fund

Approval of Investment Management Services
Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Small Cap Index Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2014, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed expense caps for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 9-11, 2014 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the successful implementation of a globalization initiative, which, among other things, increased worldwide analyst support for global products, the reorganization of the Informational Technology research team, the hiring of additional personnel to assist the Asset Allocation team and the global restructuring of the Senior Operational team. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain its key portfolio management personnel. The Independent Trustees also recalled Columbia Management's representation that additional staff has been added to support the vigorous application of the "5P" review process, to which all internally-managed Funds are subject.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2013 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Semiannual Report 2014
37

Columbia Small Cap Index Fund

Approval of Investment Management Services
Agreement (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the 2013 report provided by an independent consulting firm, Bobroff Consulting (the Independent Consultant), that concluded that the Funds' standardized investment management fee rates were within a reasonable range. The Board took into account that the Fund's total expense ratio approximated the peer universe's median expense ratio shown in the reports. It was observed that various proposals concerning the Funds' transfer agency and sub-transfer agency fee structures, and other changes impacting the Funds' pricing structure and fees, are expected to be considered at a later Board meeting which, if adopted, would alter the current pricing philosophy. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that: (i) the Independent Consultant concluded that 2012 profitability was reasonable; (ii) 2013 profitability only moderately exceeded 2012 levels; and (iii) 2013 profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Independent Trustees took into account that IMS fees are currently at a very low rate (.10%); thus, economies of scale were not considered to be a material factor in evaluating the fee.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 11, 2014, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2014
38

Columbia Small Cap Index Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
39

Columbia Small Cap Index Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR228_02_D01_(10/14)

Semiannual Report

August 31, 2014

Columbia Large Cap Enhanced Core Fund

Not FDIC insured • No bank guarantee • May lose value

About Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are some of the most talented professionals in the industry, brought together by a unique way of working.

It starts with carefully selected, specialized investment teams. While each team brings a diverse and innovative range of skills, all are grounded by a common set of core beliefs. All possess a solid conviction in the power of proprietary, bottom-up research. All look not only at generating returns, but also at the likely consistency of those returns and the risks required to achieve them. And while our culture encourages teams to operate independently and question established thinking, a rigorous investment oversight process ensures that each team stays true to its clearly articulated investment process. At Columbia Management, reaching our performance goals matters, and the way we reach them matters just as much.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Connect with Columbia Management

Get the market insight you need from our investment experts

Investor insight

Stay informed with economic and market commentary, investment videos, white papers, mutual fund commentary and more at columbiamanagement.com.

  Columbia Management investor
(e-newsletter)

Read our award-winning* shareholder newsletter. Our quarterly newsletter is available online and provides timely and relevant content about economic trends, fund news, service enhancements and changes. Sign up to receive the newsletter electronically at columbiamanagement.com/newsletter.

  Investment videos

Watch and discover what our thought leaders are saying about financial markets and the economy. For an analysis of current events and trends that may affect your investments, visit our online video library at columbiamanagement.com/
market-insights/videos.

  Social media

Columbia Management offers you multiple ways to access our market commentary and investment insights.

>  Perspectives blog at columbiamanagement.com
Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

>  Twitter.com/ColumbiaMgmt
Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

>  Youtube.com/columbiamanagement
View our commentaries on the economy, markets and current investment opportunities.

>  Linkedin.com/company/columbia-management
Connect with us on LinkedIn for updates from our thought leaders.

*Columbia Management investor was awarded top honors in the Mutual Fund Education Alliance STAR Awards competition for excellence in mutual fund marketing and communications. Materials in the competition were evaluated on educational value, message comprehension, effective design and objectives.

Not part of the shareholder report

President's Message

Dear Shareholders,

Continued Economic Recovery

The U.S. economy improved along with a warm-up in the weather during the second quarter of 2014. Economic data generally beat expectations with positive news from major market sectors. Strong hiring brought unemployment down to 6.1%. Manufacturing activity remained robust. Personal income growth was healthy with accelerated wage gains, an increased savings rate of 4.8% and a 35-year low in household debt as a percentage of income. After a slow start, the housing market showed renewed strength. Sales rose and pending sales, a key indicator of future activity, rose strongly near the end of the quarter. Consumer spending was somewhat lackluster, but consumer confidence rose to a post-recession high.

Against this backdrop, the Federal Reserve (the Fed) maintained a steady hand, while central banks outside of the United States took steps to stimulate growth. Investors were the beneficiaries of a stable environment and accommodative monetary policy. Equity markets stabilized at high levels with the S&P 500 Index setting a new record high above 1900. Every major asset class delivered gains for the period. All 10 sectors within the S&P 500 Index delivered gains, led by energy, utilities and technology. Large- and mid-cap stocks outperformed small-cap stocks by a considerable margin.

Interest rates moved lower, resulting in positive returns for most domestic fixed-income sectors. The Barclays U.S. Aggregate Bond Index returned 2.04%, while mortgage and securitized bonds, investment-grade and high-yield corporate and municipal bonds returned around 2.50% for the second quarter of 2014. U.S. convertible bonds and Treasury Inflation Protected Securities generated somewhat stronger returns. Emerging-market bonds were the period's best fixed-income performers, with returns in line with U.S. equities.

Stay on Track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities. The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia Large Cap Enhanced Core Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	22
Approval of Investment Management Services Agreement	29
Important Information About This Report	31

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Large Cap Enhanced Core Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Large Cap Enhanced Core Fund (the Fund) Class A shares returned 10.95% for the six months ended August 31, 2014.

>  The Fund outperformed its benchmark, the S&P 500 Index, which returned 8.84% for the same time period.

Average Annual Total Returns (%) (for period ended August 31, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	07/31/96	10.95	28.07	17.58	8.52
Class I*	09/27/10	11.21	28.58	17.92	8.68
Class R*	01/23/06	10.81	27.77	17.29	8.25
Class R5*	06/25/14	11.03	28.16	17.59	8.53
Class Y*	07/15/09	11.20	28.63	18.04	8.73
Class Z	07/31/96	11.07	28.33	17.87	8.80
S&P 500 Index		8.84	25.25	16.88	8.38

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014

Columbia Large Cap Enhanced Core Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at August 31, 2014)
Apple, Inc.	4.3
Microsoft Corp.	2.7
Pfizer, Inc.	1.8
Merck & Co., Inc.	1.7
Exxon Mobil Corp.	1.6
Citigroup, Inc.	1.6
Oracle Corp.	1.6
Home Depot, Inc. (The)	1.5
Comcast Corp., Class A	1.5
Johnson & Johnson	1.5

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at August 31, 2014)
Common Stocks	97.2
Consumer Discretionary	11.3
Consumer Staples	8.8
Energy	10.3
Financials	15.5
Health Care	13.5
Industrials	10.3
Information Technology	18.3
Materials	3.6
Telecommunication Services	2.6
Utilities	3.0
Money Market Funds	2.8
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Brian Condon, CFA

Peter Albanese*

*Effective July 18, 2014, Oliver Buckley no longer serves as Portfolio Manager to the Fund due to his retirement from Columbia Management Investment Advisers, LLC. Effective August 7, 2014, Peter Albanese was added as a Portfolio Manager of the Fund.

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2014 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2014
3

Columbia Large Cap Enhanced Core Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2014 – August 31, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,109.50		1,020.44	4.73		4.53	0.90
Class I	1,000.00	1,000.00	1,112.10		1,022.49	2.58		2.47	0.49
Class R	1,000.00	1,000.00	1,108.10		1,019.20	6.04		5.79	1.15
Class R5	1,000.00	1,000.00	1,040.70	*	1,022.24	0.97	*	2.72	0.54 *
Class Y	1,000.00	1,000.00	1,112.00		1,022.49	2.58		2.47	0.49
Class Z	1,000.00	1,000.00	1,110.70		1,021.69	3.42		3.28	0.65

*Based on operations from June 25, 2014 (commencement of operations) through the stated period end.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2014
4

Columbia Large Cap Enhanced Core Fund

Portfolio of Investments

August 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.0%

Issuer	Shares	Value ($)
Consumer Discretionary 11.3%
Auto Components 0.8%
Delphi Automotive PLC	36,400	2,532,712
Hotels, Restaurants & Leisure 1.2%
Marriott International, Inc., Class A	19,100	1,325,540
Wyndham Worldwide Corp.	32,300	2,614,362
Total		3,939,902
Household Durables 0.3%
Whirlpool Corp.	6,600	1,009,932
Internet & Catalog Retail 0.8%
Priceline Group, Inc. (The)(a)	1,940	2,413,961
Media 3.9%
Comcast Corp., Class A	87,900	4,810,767
DIRECTV(a)	23,300	2,014,285
News Corp., Class A(a)	111,800	1,970,475
Time Warner Cable, Inc.	6,700	991,131
Walt Disney Co. (The)	32,500	2,921,100
Total		12,707,758
Specialty Retail 3.4%
Best Buy Co., Inc.	76,300	2,433,207
GameStop Corp., Class A	43,900	1,852,580
Home Depot, Inc. (The)	51,800	4,843,300
Lowe's Companies, Inc.	34,600	1,816,846
Total		10,945,933
Textiles, Apparel & Luxury Goods 0.9%
VF Corp.	44,200	2,834,104
Total Consumer Discretionary		36,384,302
Consumer Staples 8.8%
Beverages 0.8%
Coca-Cola Co. (The)	11,600	483,952
Coca-Cola Enterprises, Inc.	25,500	1,218,390
Dr. Pepper Snapple Group, Inc.	14,400	906,048
Total		2,608,390
Food & Staples Retailing 2.0%
CVS Caremark Corp.	42,100	3,344,845
Kroger Co. (The)	61,500	3,135,270
Total		6,480,115

Common Stocks (continued)

Issuer	Shares	Value ($)
Food Products 1.7%
Archer-Daniels-Midland Co.	59,900	2,986,614
Tyson Foods, Inc., Class A	62,200	2,367,332
Total		5,353,946
Household Products 1.3%
Kimberly-Clark Corp.	25,300	2,732,400
Procter & Gamble Co. (The)	19,300	1,604,023
Total		4,336,423
Tobacco 3.0%
Altria Group, Inc.	90,700	3,907,356
Lorillard, Inc.	16,500	985,050
Philip Morris International, Inc.	55,000	4,706,900
Total		9,599,306
Total Consumer Staples		28,378,180
Energy 10.2%
Energy Equipment & Services 1.3%
Baker Hughes, Inc.	15,800	1,092,412
National Oilwell Varco, Inc.	36,200	3,128,766
Total		4,221,178
Oil, Gas & Consumable Fuels 8.9%
Chevron Corp.	30,500	3,948,225
ConocoPhillips	50,700	4,117,854
EOG Resources, Inc.	29,100	3,197,508
Exxon Mobil Corp.	51,500	5,122,190
Hess Corp.	31,100	3,144,210
Marathon Oil Corp.	71,900	2,997,511
Phillips 66	40,200	3,498,204
Valero Energy Corp.	51,500	2,788,210
Total		28,813,912
Total Energy		33,035,090
Financials 15.5%
Banks 4.8%
Bank of America Corp.	53,000	852,770
Citigroup, Inc.	96,300	4,973,895
JPMorgan Chase & Co.	39,900	2,372,055
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
5

Columbia Large Cap Enhanced Core Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
KeyCorp	186,200	2,534,182
Wells Fargo & Co.	91,800	4,722,192
Total		15,455,094
Capital Markets 2.6%
BlackRock, Inc.	8,650	2,859,085
Invesco Ltd.	66,200	2,703,608
T. Rowe Price Group, Inc.	33,200	2,689,034
Total		8,251,727
Consumer Finance 1.9%
Capital One Financial Corp.	38,900	3,192,134
Discover Financial Services	46,700	2,912,679
Total		6,104,813
Diversified Financial Services 0.5%
Berkshire Hathaway, Inc., Class B(a)	12,800	1,756,800
Insurance 4.1%
ACE Ltd.	11,900	1,265,327
Aflac, Inc.	42,700	2,614,948
Aon PLC	31,100	2,710,676
Lincoln National Corp.	46,900	2,581,376
Marsh & McLennan Companies, Inc.	29,000	1,539,900
Travelers Companies, Inc. (The)	24,700	2,339,337
Total		13,051,564
Real Estate Investment Trusts (REITs) 1.6%
Host Hotels & Resorts, Inc.	111,100	2,535,302
Simon Property Group, Inc.	16,100	2,737,483
Total		5,272,785
Total Financials		49,892,783
Health Care 13.5%
Biotechnology 2.8%
Biogen Idec, Inc.(a)	5,900	2,023,936
Celgene Corp.(a)	20,300	1,928,906
Gilead Sciences, Inc.(a)	36,800	3,958,944
Vertex Pharmaceuticals, Inc.(a)	10,500	982,485
Total		8,894,271
Health Care Equipment & Supplies 1.9%
Becton Dickinson and Co.	6,600	773,322
CR Bard, Inc.	17,000	2,523,480
Medtronic, Inc.	42,800	2,732,780
Total		6,029,582

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Providers & Services 2.4%
Aetna, Inc.	24,300	1,995,759
Cardinal Health, Inc.	36,700	2,704,790
WellPoint, Inc.	25,300	2,947,703
Total		7,648,252
Pharmaceuticals 6.4%
AbbVie, Inc.	71,000	3,924,880
Eli Lilly & Co.	18,500	1,175,860
Johnson & Johnson	46,200	4,792,326
Merck & Co., Inc.	87,500	5,259,625
Pfizer, Inc.	192,100	5,645,819
Total		20,798,510
Total Health Care		43,370,615
Industrials 10.3%
Aerospace & Defense 3.6%
General Dynamics Corp.	23,200	2,859,400
Lockheed Martin Corp.	17,900	3,114,600
Northrop Grumman Corp.	22,000	2,798,840
Raytheon Co.	28,900	2,784,226
Total		11,557,066
Air Freight & Logistics 0.3%
United Parcel Service, Inc., Class B	9,200	895,436
Airlines 1.9%
Delta Air Lines, Inc.	76,800	3,039,744
Southwest Airlines Co.	102,300	3,274,623
Total		6,314,367
Commercial Services & Supplies 0.2%
Waste Management, Inc.	11,100	521,367
Electrical Equipment 0.9%
Emerson Electric Co.	44,100	2,823,282
Industrial Conglomerates 0.7%
General Electric Co.	87,500	2,273,250
Machinery 2.7%
Caterpillar, Inc.	34,900	3,806,543
Illinois Tool Works, Inc.	31,200	2,752,152
Joy Global, Inc.	34,400	2,172,360
Total		8,731,055
Total Industrials		33,115,823

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
6

Columbia Large Cap Enhanced Core Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Information Technology 18.3%
Communications Equipment 2.8%
Cisco Systems, Inc.	188,900	4,720,611
QUALCOMM, Inc.	57,200	4,352,920
Total		9,073,531
Internet Software & Services 2.8%
eBay, Inc.(a)	16,700	926,850
Facebook, Inc., Class A(a)	45,900	3,434,238
Google, Inc., Class A(a)	2,425	1,412,223
Google, Inc., Class C(a)	875	500,150
VeriSign, Inc.(a)	47,700	2,722,478
Total		8,995,939
IT Services 1.9%
International Business Machines Corp.	4,000	769,200
MasterCard, Inc., Class A	47,100	3,570,651
Visa, Inc., Class A	8,500	1,806,420
Total		6,146,271
Semiconductors & Semiconductor Equipment 1.6%
Broadcom Corp., Class A	78,700	3,099,206
Intel Corp.	22,500	785,700
Xilinx, Inc.	32,700	1,381,575
Total		5,266,481
Software 4.7%
Electronic Arts, Inc.(a)	26,900	1,017,896
Intuit, Inc.	7,800	648,804
Microsoft Corp.(b)	185,700	8,436,351
Oracle Corp.	116,900	4,854,857
Total		14,957,908
Technology Hardware, Storage & Peripherals 4.5%
Apple, Inc.	131,075	13,435,187
Western Digital Corp.	10,000	1,030,100
Total		14,465,287
Total Information Technology		58,905,417
Materials 3.6%
Chemicals 1.7%
LyondellBasell Industries NV, Class A	33,300	3,807,855
PPG Industries, Inc.	8,050	1,657,173
Total		5,465,028

Common Stocks (continued)

Issuer	Shares	Value ($)
Containers & Packaging 0.5%
Ball Corp.	26,600	1,705,060
Metals & Mining 0.6%
United States Steel Corp.	48,000	1,855,200
Paper & Forest Products 0.8%
International Paper Co.	52,600	2,548,470
Total Materials		11,573,758
Telecommunication Services 2.5%
Diversified Telecommunication Services 2.5%
AT&T, Inc.	113,300	3,960,968
CenturyLink, Inc.	73,100	2,996,369
Verizon Communications, Inc.	25,500	1,270,410
Total		8,227,747
Total Telecommunication Services		8,227,747
Utilities 3.0%
Electric Utilities 0.9%
Edison International	5,000	295,700
Entergy Corp.	33,300	2,577,753
Total		2,873,453
Independent Power and Renewable Electricity Producers 0.8%
AES Corp. (The)	161,500	2,451,570
Multi-Utilities 1.3%
Ameren Corp.	41,200	1,647,588
Public Service Enterprise Group, Inc.	70,600	2,639,734
Total		4,287,322
Total Utilities		9,612,345
Total Common Stocks (Cost: $220,967,678)		312,496,060

Money Market Funds 2.8%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.100%(c)(d)	9,158,409	9,158,409
Total Money Market Funds (Cost: $9,158,409)		9,158,409
Total Investments (Cost: $230,126,087)		321,654,469
Other Assets & Liabilities, Net		711,805
Net Assets		322,366,274

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
7

Columbia Large Cap Enhanced Core Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Investments in Derivatives

Futures Contracts Outstanding at August 31, 2014

At August 31, 2014, $867,713 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500 Index	20	USD	10,007,000	September 2014	269,794	—

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(c)  The rate shown is the seven-day current annualized yield at August 31, 2014.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	5,596,363	68,796,581	(65,234,535)	9,158,409	3,419	9,158,409

Currency Legend

USD  US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
8

Columbia Large Cap Enhanced Core Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
9

Columbia Large Cap Enhanced Core Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	36,384,302	—	—	36,384,302
Consumer Staples	28,378,180	—	—	28,378,180
Energy	33,035,090	—	—	33,035,090
Financials	49,892,783	—	—	49,892,783
Health Care	43,370,615	—	—	43,370,615
Industrials	33,115,823	—	—	33,115,823
Information Technology	58,905,417	—	—	58,905,417
Materials	11,573,758	—	—	11,573,758
Telecommunication Services	8,227,747	—	—	8,227,747
Utilities	9,612,345	—	—	9,612,345
Total Equity Securities	312,496,060	—	—	312,496,060
Mutual Funds
Money Market Funds	9,158,409	—	—	9,158,409
Total Mutual Funds	9,158,409	—	—	9,158,409
Investments in Securities	321,654,469	—	—	321,654,469
Derivatives
Assets
Futures Contracts	269,794	—	—	269,794
Total	321,924,263	—	—	321,924,263

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
10

Columbia Large Cap Enhanced Core Fund

Statement of Assets and Liabilities

August 31, 2014 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $220,967,678)	$312,496,060
Affiliated issuers (identified cost $9,158,409)	9,158,409
Total investments (identified cost $230,126,087)	321,654,469
Receivable for:
Capital shares sold	258,044
Dividends	721,076
Variation margin	24,222
Expense reimbursement due from Investment Manager	2,578
Prepaid expenses	4,088
Other assets	17,929
Total assets	322,682,406
Liabilities
Payable for:
Capital shares purchased	144,127
Variation margin	228
Investment management fees	5,633
Distribution and/or service fees	494
Transfer agent fees	44,573
Administration fees	528
Compensation of board members	102,077
Other expenses	18,472
Total liabilities	316,132
Net assets applicable to outstanding capital stock	$322,366,274
Represented by
Paid-in capital	$255,686,690
Undistributed net investment income	1,950,215
Accumulated net realized loss	(27,068,807)
Unrealized appreciation (depreciation) on:
Investments	91,528,382
Futures contracts	269,794
Total — representing net assets applicable to outstanding capital stock	$322,366,274

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
11

Columbia Large Cap Enhanced Core Fund

Statement of Assets and Liabilities (continued)

August 31, 2014 (Unaudited)

Class A
Net assets	$37,066,956
Shares outstanding	1,782,682
Net asset value per share	$20.79
Class I
Net assets	$25,637,560
Shares outstanding	1,234,648
Net asset value per share	$20.77
Class R
Net assets	$17,776,113
Shares outstanding	856,729
Net asset value per share	$20.75
Class R5
Net assets	$2,602
Shares outstanding	126
Net asset value per share(a)	$20.69
Class Y
Net assets	$3,606,905
Shares outstanding	173,608
Net asset value per share	$20.78
Class Z
Net assets	$238,276,138
Shares outstanding	11,475,140
Net asset value per share	$20.76

(a) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
12

Columbia Large Cap Enhanced Core Fund

Statement of Operations

Six Months Ended August 31, 2014 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$3,042,617
Dividends — affiliated issuers	3,419
Total income	3,046,036
Expenses:
Investment management fees	988,599
Distribution and/or service fees
Class A	38,612
Class R	20,442
Transfer agent fees
Class A	30,231
Class R	7,940
Class Z	218,285
Administration fees	85,965
Compensation of board members	12,592
Custodian fees	6,760
Printing and postage fees	16,569
Registration fees	32,322
Professional fees	14,419
Other	5,197
Total expenses	1,477,933
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(506,698)
Expense reductions	(60)
Total net expenses	971,175
Net investment income	2,074,861
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	17,003,691
Futures contracts	376,548
Net realized gain	17,380,239
Net change in unrealized appreciation (depreciation) on:
Investments	11,539,388
Futures contracts	63,585
Net change in unrealized appreciation (depreciation)	11,602,973
Net realized and unrealized gain	28,983,212
Net increase in net assets resulting from operations	$31,058,073

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
13

Columbia Large Cap Enhanced Core Fund

Statement of Changes in Net Assets

	Six Months Ended August 31, 2014(a) (Unaudited)	Year Ended February 28, 2014
Operations
Net investment income	$2,074,861	$4,052,547
Net realized gain	17,380,239	63,437,529
Net change in unrealized appreciation (depreciation)	11,602,973	(2,529,685)
Net increase in net assets resulting from operations	31,058,073	64,960,391
Distributions to shareholders
Net investment income
Class A	(54,489)	(323,578)
Class I	(44,410)	(321,177)
Class R	(16,716)	(28,784)
Class Y	(8,263)	(60,362)
Class Z	(462,115)	(3,460,430)
Total distributions to shareholders	(585,993)	(4,194,331)
Increase (decrease) in net assets from capital stock activity	22,477,883	(59,818,974)
Total increase in net assets	52,949,963	947,086
Net assets at beginning of period	269,416,311	268,469,225
Net assets at end of period	$322,366,274	$269,416,311
Undistributed net investment income	$1,950,215	$461,347

(a) Class R5 shares are based on operations from June 25, 2014 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
14

Columbia Large Cap Enhanced Core Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2014(a) (Unaudited)		Year Ended February 28, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	519,031	10,117,905	685,849	11,415,643
Distributions reinvested	2,133	42,497	12,578	226,220
Redemptions	(95,312)	(1,856,054)	(219,812)	(3,850,464)
Net increase	425,852	8,304,348	478,615	7,791,399
Class I shares
Subscriptions	1,334,047	25,733,770	2,615,545	42,658,290
Distributions reinvested	2,234	44,404	18,505	321,105
Redemptions	(1,185,191)	(23,220,431)	(3,965,275)	(67,244,199)
Net increase (decrease)	151,090	2,557,743	(1,331,225)	(24,264,804)
Class R shares
Subscriptions	812,200	16,197,908	82,559	1,344,602
Distributions reinvested	197	3,927	1,359	24,333
Redemptions	(101,210)	(2,022,387)	(23,840)	(404,324)
Net increase	711,187	14,179,448	60,078	964,611
Class R5 shares
Subscriptions	126	2,500	—	—
Net increase	126	2,500	—	—
Class Y shares
Subscriptions	415	8,256	11,788	210,304
Redemptions	(11,022)	(215,900)	(39,384)	(670,000)
Net decrease	(10,607)	(207,644)	(27,596)	(459,696)
Class Z shares
Subscriptions	1,012,976	20,010,575	1,925,147	33,078,637
Distributions reinvested	1,812	36,033	14,959	266,740
Redemptions	(1,149,114)	(22,405,120)	(4,642,277)	(77,195,861)
Net decrease	(134,326)	(2,358,512)	(2,702,171)	(43,850,484)
Total net increase (decrease)	1,143,322	22,477,883	(3,522,299)	(59,818,974)

(a) Class R5 shares are based on operations from June 25, 2014 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
15

Columbia Large Cap Enhanced Core Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class A	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$18.77		$15.04		$13.67		$12.81		$10.73		$7.24
Income from investment operations:
Net investment income	0.12		0.23		0.22		0.17		0.14		0.13
Net realized and unrealized gain	1.93		3.76		1.36		0.89		2.08		3.52
Total from investment operations	2.05		3.99		1.58		1.06		2.22		3.65
Less distributions to shareholders:
Net investment income	(0.03)		(0.26)		(0.21)		(0.20)		(0.14)		(0.16)
Total distributions to shareholders	(0.03)		(0.26)		(0.21)		(0.20)		(0.14)		(0.16)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(a)
Net asset value, end of period	$20.79		$18.77		$15.04		$13.67		$12.81		$10.73
Total return	10.95%		26.58%		11.71%		8.41%		20.84%		50.49%
Ratios to average net assets(b)
Total gross expenses	1.26	%(c)	1.26%		1.28%		1.19	%(d)	0.96	%(d)	0.92	%(d)
Total net expenses(e)	0.90	%(c)(f)	0.89	%(f)	0.89	%(f)	0.94	%(d)(f)	0.95	%(d)(f)	0.89	%(d)(f)
Net investment income	1.23	%(c)	1.34%		1.53%		1.33%		1.22%		1.39%
Supplemental data
Net assets, end of period (in thousands)	$37,067		$25,474		$13,209		$12,404		$12,213		$12,348
Portfolio turnover	44%		101%		92%		67%		63%		122%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
16

Columbia Large Cap Enhanced Core Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class I	(Unaudited)		2014	2013	2012		2011(a)
Per share data
Net asset value, beginning of period	$18.72		$15.00	$13.63	$12.78		$11.11
Income from investment operations:
Net investment income	0.18		0.29	0.28	0.21		0.09
Net realized and unrealized gain	1.92		3.75	1.36	0.88		1.75
Total from investment operations	2.10		4.04	1.64	1.09		1.84
Less distributions to shareholders:
Net investment income	(0.05)		(0.32)	(0.27)	(0.24)		(0.17)
Total distributions to shareholders	(0.05)		(0.32)	(0.27)	(0.24)		(0.17)
Net asset value, end of period	$20.77		$18.72	$15.00	$13.63		$12.78
Total return	11.21%		27.06%	12.15%	8.73%		16.65%
Ratios to average net assets(b)
Total gross expenses	0.81	%(c)	0.80%	0.84%	0.74	%(d)	0.59	%(c)(d)
Total net expenses(e)	0.49	%(c)	0.48%	0.50%	0.61	%(d)	0.57	%(c)(d)(f)
Net investment income	1.84	%(c)	1.72%	2.01%	1.72%		1.68	%(c)
Supplemental data
Net assets, end of period (in thousands)	$25,638		$20,286	$36,224	$13,297		$7,466
Portfolio turnover	44%		101%	92%	67%		63%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
17

Columbia Large Cap Enhanced Core Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class R	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$18.75		$15.03		$13.65		$12.80		$10.72		$7.24
Income from investment operations:
Net investment income	0.10		0.18		0.20		0.14		0.12		0.11
Net realized and unrealized gain	1.93		3.76		1.36		0.88		2.08		3.51
Total from investment operations	2.03		3.94		1.56		1.02		2.20		3.62
Less distributions to shareholders:
Net investment income	(0.03)		(0.22)		(0.18)		(0.17)		(0.12)		(0.14)
Total distributions to shareholders	(0.03)		(0.22)		(0.18)		(0.17)		(0.12)		(0.14)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(a)
Net asset value, end of period	$20.75		$18.75		$15.03		$13.65		$12.80		$10.72
Total return	10.81%		26.26%		11.54%		8.08%		20.58%		50.02%
Ratios to average net assets(b)
Total gross expenses	1.51	%(c)	1.51%		1.53%		1.44	%(d)	1.21	%(d)	1.17	%(d)
Total net expenses(e)	1.15	%(c)(f)	1.14	%(f)	1.12	%(f)	1.19	%(d)(f)	1.20	%(d)(f)	1.14	%(d)(f)
Net investment income	1.01	%(c)	1.08%		1.45%		1.11%		1.02%		1.08%
Supplemental data
Net assets, end of period (in thousands)	$17,776		$2,729		$1,284		$204		$175		$112
Portfolio turnover	44%		101%		92%		67%		63%		122%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
18

Columbia Large Cap Enhanced Core Fund

Financial Highlights (continued)

Class R5	Six Months Ended August 31, 2014(a) (Unaudited)
Per share data
Net asset value, beginning of period	$19.88
Income from investment operations:
Net investment income	0.06
Net realized and unrealized gain	0.75
Total from investment operations	0.81
Net asset value, end of period	$20.69
Total return	4.07%
Ratios to average net assets(b)
Total gross expenses	0.84	%(c)
Total net expenses(d)	0.54	%(c)
Net investment income	1.69	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3
Portfolio turnover	44%

Notes to Financial Highlights

(a)  Based on operations from June 25, 2014 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
19

Columbia Large Cap Enhanced Core Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class Y	(Unaudited)		2014	2013	2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$18.73		$15.00	$13.63	$12.78		$10.70		$9.10
Income from investment operations:
Net investment income	0.16		0.29	0.27	0.18		0.17		0.11
Net realized and unrealized gain	1.94		3.76	1.36	0.91		2.09		1.64
Total from investment operations	2.10		4.05	1.63	1.09		2.26		1.75
Less distributions to shareholders:
Net investment income	(0.05)		(0.32)	(0.26)	(0.24)		(0.18)		(0.15)
Total distributions to shareholders	(0.05)		(0.32)	(0.26)	(0.24)		(0.18)		(0.15)
Net asset value, end of period	$20.78		$18.73	$15.00	$13.63		$12.78		$10.70
Total return	11.20%		27.11%	12.13%	8.74%		21.30%		19.23%
Ratios to average net assets(b)
Total gross expenses	0.81	%(c)	0.80%	0.83%	0.74	%(d)	0.59	%(d)	0.57	%(c)(d)
Total net expenses(e)	0.49	%(c)	0.48%	0.52%	0.60	%(d)	0.58	%(d)(f)	0.57	%(c)(d)(f)
Net investment income	1.61	%(c)	1.72%	1.90%	1.46%		1.53%		1.62	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3,607		$3,451	$3,177	$3,024		$31,588		$60,329
Portfolio turnover	44%		101%	92%	67%		63%		122%

Notes to Financial Highlights

(a)  Based on operations from July 15, 2009 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
20

Columbia Large Cap Enhanced Core Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class Z	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$18.73		$14.99		$13.62		$12.78		$10.70		$7.22
Income from investment operations:
Net investment income	0.14		0.27		0.25		0.19		0.16		0.16
Net realized and unrealized gain	1.93		3.77		1.37		0.88		2.09		3.50
Total from investment operations	2.07		4.04		1.62		1.07		2.25		3.66
Less distributions to shareholders:
Net investment income	(0.04)		(0.30)		(0.25)		(0.23)		(0.17)		(0.18)
Total distributions to shareholders	(0.04)		(0.30)		(0.25)		(0.23)		(0.17)		(0.18)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(a)
Net asset value, end of period	$20.76		$18.73		$14.99		$13.62		$12.78		$10.70
Total return	11.07%		27.03%		12.02%		8.54%		21.18%		50.82%
Ratios to average net assets(b)
Total gross expenses	1.01	%(c)	1.01%		1.03%		0.94	%(d)	0.71	%(d)	0.67	%(d)
Total net expenses(e)	0.65	%(c)(f)	0.64	%(f)	0.64	%(f)	0.70	%(d)(f)	0.70	%(d)(f)	0.64	%(d)(f)
Net investment income	1.46	%(c)	1.57%		1.77%		1.54%		1.46%		1.65%
Supplemental data
Net assets, end of period (in thousands)	$238,276		$217,477		$214,575		$254,500		$365,205		$451,824
Portfolio turnover	44%		101%		92%		67%		63%		122%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
21

Columbia Large Cap Enhanced Core Fund

Notes to Financial Statements

August 31, 2014 (Unaudited)

Note 1. Organization

Columbia Large Cap Enhanced Core Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class I, Class R, Class R5, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are not subject to any front-end sales charge or contingent deferred sales charge.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans. Class R5 shares commenced operations on June 25, 2014.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment

Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Semiannual Report 2014
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Columbia Large Cap Enhanced Core Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent

Semiannual Report 2014
23

Columbia Large Cap Enhanced Core Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or if the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The

Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at August 31, 2014:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	269,794	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended August 31, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	376,548
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	63,585

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended August 31, 2014:

Derivative Instrument	Average Notional Amounts($)*
Futures contracts — Long	7,405,375

*Based on the ending quarterly outstanding amounts for the six months ended August 31, 2014.

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24

Columbia Large Cap Enhanced Core Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the extent actual information has not yet been reported by the REITs, estimates for return of capital are made by the Fund's management. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for the BDCs, ETFs, and RICs.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.69% to 0.52% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended August 31, 2014 was 0.69% of the Fund's average daily net assets.

Effective July 1, 2014, the Investment Manager has contractually agreed to waive 0.05% of the Fund's investment management fee through June 30, 2015. Prior to July 1, 2014, the Investment Manager contractually agreed to waive 0.10%

Semiannual Report 2014
25

Columbia Large Cap Enhanced Core Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

of the Fund's investment management fee. The annualized effective investment management fee waiver for the six months ended August 31, 2014 was 0.08% of the Fund's average daily net assets.

The annualized effective investment management fee rate, net of fee waivers, for the six months ended August 31, 2014 was 0.61% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended August 31, 2014 was 0.06% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2014, other expenses paid by the Fund to this company were $734.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares. Class I and Class Y shares are not subject to transfer agent fees.

For the six months ended August 31, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class R	0.19
Class R5	0.05
Class Z	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2014, these minimum account balance fees reduced total expenses of the Fund by $60.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum

Semiannual Report 2014
26

Columbia Large Cap Enhanced Core Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee at the maximum annual rate of 0.50% of the average daily net assets attributable to Class R shares of the Fund.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	July 1, 2014 through June 30, 2015	Prior to July 1, 2014
Class A	1.02%	0.90%
Class I	0.62	0.49
Class R	1.27	1.15
Class R5	0.67	0.54	*
Class Y	0.62	0.49
Class Z	0.77	0.65

*Fee rate is contractual from June 25, 2014 (the commencement of operations of Class R5 shares) through June 30, 2014.

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

In addition, effective July 1, 2014, the Fund's expense ratio is subject to a voluntary expense reimbursement arrangement pursuant to which fees are waived and/or expenses reimbursed (excluding certain fees and expenses immediately described above), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of 0.90% for Class A, 0.50% for Class I, 1.15% for Class R, 0.55% for Class R5, 0.50% for Class Y and 0.65% for Class Z. This arrangement may be revised or discontinued at any time.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2014, the cost of investments for federal income tax purposes was approximately $220,968,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$92,432,000
Unrealized depreciation	(904,000)
Net unrealized appreciation	$91,528,000

The following capital loss carryforwards, determined as of February 28, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2018	43,738,973

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, aggregated to $143,365,612 and $123,375,617, respectively, for the six months ended August 31, 2014. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends —

Semiannual Report 2014
27

Columbia Large Cap Enhanced Core Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At August 31, 2014, one unaffiliated shareholder of record owned 72.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 10.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended August 31, 2014.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014
28

Columbia Large Cap Enhanced Core Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Large Cap Enhanced Core Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2014, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed expense caps for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 9-11, 2014 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the successful implementation of a globalization initiative, which, among other things, increased worldwide analyst support for global products, the reorganization of the Informational Technology research team, the hiring of additional personnel to assist the Asset Allocation team and the global restructuring of the Senior Operational team. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain its key portfolio management personnel. The Independent Trustees also recalled Columbia Management's representation that additional staff has been added to support the vigorous application of the "5P" review process, to which all internally-managed Funds are subject.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2013 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Semiannual Report 2014
29

Columbia Large Cap Enhanced Core Fund

Approval of Investment Management Services Agreement (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the 2013 report provided by an independent consulting firm, Bobroff Consulting (the Independent Consultant), that concluded that the Funds' standardized investment management fee rates were within a reasonable range. The Board took into account that the Fund's total expense ratio (after considering proposed voluntary expense caps/waivers) approximated the peer universe's median expense ratio shown in the reports. It was observed that various proposals concerning the Funds' transfer agency and sub-transfer agency fee structures, and other changes impacting the Funds' pricing structure and fees, are expected to be considered at a later Board meeting which, if adopted, would alter the current pricing philosophy. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that: (i) the Independent Consultant concluded that 2012 profitability was reasonable; (ii) 2013 profitability only moderately exceeded 2012 levels; and (iii) 2013 profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 11, 2014, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2014
30

Columbia Large Cap Enhanced Core Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
31

Columbia Large Cap Enhanced Core Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR173_02_D01_(10/14)

Semiannual Report

August 31, 2014

Columbia Marsico 21st Century Fund

Not FDIC insured • No bank guarantee • May lose value

About Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are some of the most talented professionals in the industry, brought together by a unique way of working.

It starts with carefully selected, specialized investment teams. While each team brings a diverse and innovative range of skills, all are grounded by a common set of core beliefs. All possess a solid conviction in the power of proprietary, bottom-up research. All look not only at generating returns, but also at the likely consistency of those returns and the risks required to achieve them. And while our culture encourages teams to operate independently and question established thinking, a rigorous investment oversight process ensures that each team stays true to its clearly articulated investment process. At Columbia Management, reaching our performance goals matters, and the way we reach them matters just as much.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Connect with Columbia Management

Get the market insight you need from our investment experts

Investor insight

Stay informed with economic and market commentary, investment videos, white papers, mutual fund commentary and more at columbiamanagement.com.

  Columbia Management investor
(e-newsletter)

Read our award-winning* shareholder newsletter. Our quarterly newsletter is available online and provides timely and relevant content about economic trends, fund news, service enhancements and changes. Sign up to receive the newsletter electronically at columbiamanagement.com/newsletter.

  Investment videos

Watch and discover what our thought leaders are saying about financial markets and the economy. For an analysis of current events and trends that may affect your investments, visit our online video library at columbiamanagement.com/
market-insights/videos.

  Social media

Columbia Management offers you multiple ways to access our market commentary and investment insights.

>  Perspectives blog at columbiamanagement.com
Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

>  Twitter.com/ColumbiaMgmt
Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

>  Youtube.com/columbiamanagement
View our commentaries on the economy, markets and current investment opportunities.

>  Linkedin.com/company/columbia-management
Connect with us on LinkedIn for updates from our thought leaders.

*Columbia Management investor was awarded top honors in the Mutual Fund Education Alliance STAR Awards competition for excellence in mutual fund marketing and communications. Materials in the competition were evaluated on educational value, message comprehension, effective design and objectives.

Not part of the shareholder report

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Visit the Columbia Management email subscription center at columbiamanagement.com/subscribe to register for economic and market commentary, product and service updates, white papers and more.

>  Columbia Management investor
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>  Investment Strategy Outlook
Quarterly publication featuring the Columbia Management Asset Allocation Team's perspective on global economic investment conditions and markets

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Quarterly publication featuring more than 40 charts and graphs that highlight the current state of the economy and markets; includes straightforward insight on current investment opportunities

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Register today by visiting columbiamanagement.com/subscribe

Not part of the shareholder report

President's Message

Dear Shareholders,

Continued Economic Recovery

The U.S. economy improved along with a warm-up in the weather during the second quarter of 2014. Economic data generally beat expectations with positive news from major market sectors. Strong hiring brought unemployment down to 6.1%. Manufacturing activity remained robust. Personal income growth was healthy with accelerated wage gains, an increased savings rate of 4.8% and a 35-year low in household debt as a percentage of income. After a slow start, the housing market showed renewed strength. Sales rose and pending sales, a key indicator of future activity, rose strongly near the end of the quarter. Consumer spending was somewhat lackluster, but consumer confidence rose to a post-recession high.

Against this backdrop, the Federal Reserve (the Fed) maintained a steady hand, while central banks outside of the United States took steps to stimulate growth. Investors were the beneficiaries of a stable environment and accommodative monetary policy. Equity markets stabilized at high levels with the S&P 500 Index setting a new record high above 1900. Every major asset class delivered gains for the period. All 10 sectors within the S&P 500 Index delivered gains, led by energy, utilities and technology. Large- and mid-cap stocks outperformed small-cap stocks by a considerable margin.

Interest rates moved lower, resulting in positive returns for most domestic fixed-income sectors. The Barclays U.S. Aggregate Bond Index returned 2.04%, while mortgage and securitized bonds, investment-grade and high-yield corporate and municipal bonds returned around 2.50% for the second quarter of 2014. U.S. convertible bonds and Treasury Inflation Protected Securities generated somewhat stronger returns. Emerging-market bonds were the period's best fixed-income performers, with returns in line with U.S. equities.

Stay on Track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities. The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia Marsico 21st Century Fund

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	10
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	15
Notes to Financial Statements	22
Approval of Investment Management Services and Subadvisory Agreements	28
Important Information About This Report	31

Semiannual Report 2014

Columbia Marsico 21st Century Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Marsico 21st Century Fund (the Fund) Class A shares returned 2.02% excluding sales charges for the six-month period that ended August 31, 2014.

>  The Fund underperformed its benchmark, the Russell 3000 Index, which returned 7.68% during the same six-month period.

Average Annual Total Returns (%) (for period ended August 31, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	04/10/00
Excluding sales charges		2.02	25.05	14.65	8.81
Including sales charges		-3.85	17.83	13.31	8.17
Class B	04/10/00
Excluding sales charges		1.66	24.07	13.79	8.00
Including sales charges		-3.34	19.07	13.55	8.00
Class C	04/10/00
Excluding sales charges		1.66	24.15	13.79	8.00
Including sales charges		0.66	23.15	13.79	8.00
Class R*	01/23/06	1.95	24.76	14.37	8.54
Class R4*	11/08/12	2.17	25.36	14.76	8.87
Class R5*	01/08/14	2.26	25.38	14.71	8.84
Class Z	04/10/00	2.16	25.36	14.93	9.08
Russell 3000 Index		7.68	24.74	17.22	8.83

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one class of shares at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
3

Columbia Marsico 21st Century Fund

Portfolio Overview

(Unaudited)

Portfolio Management

Marsico Capital Management, LLC

Brandon Geisler

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2014 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Top Ten Holdings (%) (at August 31, 2014)
Facebook, Inc., Class A	6.1
Gilead Sciences, Inc.	4.9
Biogen Idec, Inc.	3.9
Schlumberger Ltd.	3.8
Walt Disney Co. (The)	3.3
Monsanto Co.	3.0
Constellation Brands, Inc., Class A	2.9
Genesee & Wyoming, Inc., Class A	2.9
LinkedIn Corp., Class A	2.9
Wynn Resorts Ltd.	2.8

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at August 31, 2014)
Common Stocks	98.8
Consumer Discretionary	21.8
Consumer Staples	5.4
Energy	5.8
Financials	5.4
Health Care	14.9
Industrials	14.0
Information Technology	23.8
Materials	5.7
Telecommunication Services	2.0
Money Market Funds	1.2
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2014
4

Columbia Marsico 21st Century Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2014 – August 31, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,020.20	1,018.90	6.09	6.09	1.21
Class B	1,000.00	1,000.00	1,016.60	1,015.16	9.85	9.85	1.96
Class C	1,000.00	1,000.00	1,016.60	1,015.16	9.85	9.85	1.96
Class R	1,000.00	1,000.00	1,019.50	1,017.65	7.35	7.34	1.46
Class R4	1,000.00	1,000.00	1,021.70	1,020.14	4.84	4.84	0.96
Class R5	1,000.00	1,000.00	1,022.60	1,020.94	4.03	4.03	0.80
Class Z	1,000.00	1,000.00	1,021.60	1,020.14	4.84	4.84	0.96

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2014
5

Columbia Marsico 21st Century Fund

Portfolio of Investments

August 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.9%

Issuer	Shares	Value ($)
Consumer Discretionary 21.8%
Auto Components 0.4%
Mobileye NV(a)	94,339	4,077,331
Automobiles 0.9%
Tesla Motors, Inc.(a)	33,931	9,151,191
Distributors 2.0%
LKQ Corp.(a)	744,394	21,140,790
Hotels, Restaurants & Leisure 7.9%
Domino's Pizza, Inc.	223,816	16,886,917
Dunkin' Brands Group, Inc.	287,379	12,512,482
Hilton Worldwide Holdings, Inc.(a)	959,238	24,287,906
Wynn Resorts Ltd.	152,743	29,461,070
Total		83,148,375
Internet & Catalog Retail 2.1%
TripAdvisor, Inc.(a)	230,458	22,836,083
Media 5.5%
Time Warner, Inc.	305,683	23,546,761
Walt Disney Co. (The)	381,200	34,262,256
Total		57,809,017
Specialty Retail 1.7%
Tractor Supply Co.	265,228	17,757,015
Textiles, Apparel & Luxury Goods 1.3%
Deckers Outdoor Corp.(a)	93,171	8,594,093
Under Armour, Inc., Class A(a)	75,438	5,156,942
Total		13,751,035
Total Consumer Discretionary		229,670,837
Consumer Staples 5.4%
Beverages 2.9%
Constellation Brands, Inc., Class A(a)	351,651	30,625,285
Food Products 2.5%
Keurig Green Mountain, Inc.	195,530	26,068,060
Total Consumer Staples		56,693,345
Energy 5.8%
Energy Equipment & Services 3.8%
Schlumberger Ltd.	362,995	39,798,772
Oil, Gas & Consumable Fuels 2.0%
Antero Resources Corp.(a)	377,787	21,854,978
Total Energy		61,653,750

Common Stocks (continued)

Issuer	Shares	Value ($)
Financials 5.4%
Banks 2.1%
City National Corp.	146,308	11,101,851
First Republic Bank	225,911	11,047,048
Total		22,148,899
Capital Markets 3.3%
Charles Schwab Corp. (The)	378,568	10,792,974
Morgan Stanley	694,063	23,813,301
Total		34,606,275
Total Financials		56,755,174
Health Care 14.9%
Biotechnology 11.1%
Alexion Pharmaceuticals, Inc.(a)	87,926	14,884,992
Alkermes PLC(a)	259,004	11,585,249
Biogen Idec, Inc.(a)	117,770	40,399,821
Gilead Sciences, Inc.(a)	472,593	50,841,555
Total		117,711,617
Health Care Providers & Services 1.9%
Envision Healthcare Holdings, Inc.(a)	542,471	19,832,740
Pharmaceuticals 1.9%
Salix Pharmaceuticals Ltd.(a)	124,641	19,831,629
Total Health Care		157,375,986
Industrials 14.1%
Aerospace & Defense 4.3%
B/E Aerospace, Inc.(a)	219,263	18,580,347
General Dynamics Corp.	217,304	26,782,718
Total		45,363,065
Airlines 1.1%
Delta Air Lines, Inc.	292,080	11,560,526
Professional Services 4.3%
IHS, Inc., Class A(a)	193,378	27,550,564
Robert Half International, Inc.	350,676	17,607,442
Total		45,158,006
Road & Rail 2.9%
Genesee & Wyoming, Inc., Class A(a)	309,656	30,448,474
Trading Companies & Distributors 1.5%
Fastenal Co.	345,495	15,644,014
Total Industrials		148,174,085

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
6

Columbia Marsico 21st Century Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Information Technology 23.8%
Internet Software & Services 11.8%
CoStar Group, Inc.(a)	45,913	6,645,907
Facebook, Inc., Class A(a)	843,759	63,130,048
Google, Inc., Class A(a)	33,240	19,357,646
Google, Inc., Class C(a)	9,253	5,289,015
LinkedIn Corp., Class A(a)	131,805	29,754,979
Total		124,177,595
IT Services 4.9%
FleetCor Technologies, Inc.(a)	161,323	23,180,502
MasterCard, Inc., Class A	382,819	29,021,508
Total		52,202,010
Semiconductors & Semiconductor Equipment 3.7%
ARM Holdings PLC	821,914	13,249,305
ASML Holding NV	268,717	25,829,078
Total		39,078,383
Software 3.4%
Salesforce.com, Inc.(a)	452,435	26,734,384
Workday, Inc., Class A(a)	97,508	8,880,054
Total		35,614,438
Total Information Technology		251,072,426

Common Stocks (continued)

Issuer	Shares	Value ($)
Materials 5.8%
Chemicals 5.8%
Monsanto Co.	270,911	31,330,857
Sherwin-Williams Co. (The)	134,201	29,270,580
Total		60,601,437
Total Materials		60,601,437
Telecommunication Services 1.9%
Wireless Telecommunication Services 1.9%
SBA Communications Corp., Class A(a)	186,054	20,519,896
Total Telecommunication Services		20,519,896
Total Common Stocks (Cost: $735,513,450)		1,042,516,936

Money Market Funds 1.2%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.100%(b)(c)	12,839,494	12,839,494
Total Money Market Funds (Cost: $12,839,494)		12,839,494
Total Investments (Cost: $748,352,944)		1,055,356,430
Other Assets & Liabilities, Net		(1,519,722)
Net Assets		1,053,836,708

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at August 31, 2014.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	10,487,581	240,749,181	(238,397,268)	12,839,494	13,557	12,839,494

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
7

Columbia Marsico 21st Century Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
8

Columbia Marsico 21st Century Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	229,670,837	—	—	229,670,837
Consumer Staples	56,693,345	—	—	56,693,345
Energy	61,653,750	—	—	61,653,750
Financials	56,755,174	—	—	56,755,174
Health Care	157,375,986	—	—	157,375,986
Industrials	148,174,085	—	—	148,174,085
Information Technology	237,823,121	13,249,305	—	251,072,426
Materials	60,601,437	—	—	60,601,437
Telecommunication Services	20,519,896	—	—	20,519,896
Total Equity Securities	1,029,267,631	13,249,305	—	1,042,516,936
Mutual Funds
Money Market Funds	12,839,494	—	—	12,839,494
Total Mutual Funds	12,839,494	—	—	12,839,494
Total	1,042,107,125	13,249,305	—	1,055,356,430

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
9

Columbia Marsico 21st Century Fund

Statement of Assets and Liabilities

August 31, 2014 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $735,513,450)	$1,042,516,936
Affiliated issuers (identified cost $12,839,494)	12,839,494
Total investments (identified cost $748,352,944)	1,055,356,430
Receivable for:
Investments sold	9,023,808
Capital shares sold	215,142
Dividends	494,332
Reclaims	23,296
Prepaid expenses	6,955
Other assets	6,373
Total assets	1,065,126,336
Liabilities
Payable for:
Investments purchased	9,832,025
Capital shares purchased	998,418
Investment management fees	19,718
Distribution and/or service fees	11,934
Transfer agent fees	254,354
Administration fees	1,646
Compensation of board members	116,944
Other expenses	54,589
Total liabilities	11,289,628
Net assets applicable to outstanding capital stock	$1,053,836,708
Represented by
Paid-in capital	$2,342,795,791
Excess of distributions over net investment income	(6,318,943)
Accumulated net realized loss	(1,589,643,438)
Unrealized appreciation (depreciation) on:
Investments	307,003,486
Foreign currency translations	(188)
Total — representing net assets applicable to outstanding capital stock	$1,053,836,708

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
10

Columbia Marsico 21st Century Fund

Statement of Assets and Liabilities (continued)

August 31, 2014 (Unaudited)

Class A
Net assets	$518,933,738
Shares outstanding	25,659,463
Net asset value per share	$20.22
Maximum offering price per share(a)	$21.45
Class B
Net assets	$40,146,637
Shares outstanding	2,187,660
Net asset value per share	$18.35
Class C
Net assets	$256,030,934
Shares outstanding	13,953,813
Net asset value per share	$18.35
Class R
Net assets	$20,698,884
Shares outstanding	1,040,198
Net asset value per share	$19.90
Class R4
Net assets	$513,087
Shares outstanding	24,246
Net asset value per share	$21.16
Class R5
Net assets	$7,300
Shares outstanding	350
Net asset value per share(b)	$20.83
Class Z
Net assets	$217,506,128
Shares outstanding	10,452,170
Net asset value per share	$20.81

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
11

Columbia Marsico 21st Century Fund

Statement of Operations

Six Months Ended August 31, 2014 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$2,818,630
Dividends — affiliated issuers	13,557
Foreign taxes withheld	(51,038)
Total income	2,781,149
Expenses:
Investment management fees	3,647,804
Distribution and/or service fees
Class A	674,829
Class B	219,048
Class C	1,262,770
Class R	54,497
Transfer agent fees
Class A	500,355
Class B	40,614
Class C	234,206
Class R	20,216
Class R4	375
Class R5	1
Class Z	194,787
Administration fees	304,432
Compensation of board members	19,286
Custodian fees	6,339
Printing and postage fees	76,600
Registration fees	49,400
Professional fees	18,308
Other	13,454
Total expenses	7,337,321
Expense reductions	(873)
Total net expenses	7,336,448
Net investment loss	(4,555,299)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	35,883,163
Foreign currency translations	(7,272)
Net realized gain	35,875,891
Net change in unrealized appreciation (depreciation) on:
Investments	(14,452,397)
Foreign currency translations	1,684
Net change in unrealized appreciation (depreciation)	(14,450,713)
Net realized and unrealized gain	21,425,178
Net increase in net assets resulting from operations	$16,869,879

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
12

Columbia Marsico 21st Century Fund

Statement of Changes in Net Assets

	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
Operations
Net investment loss	$(4,555,299)	$(8,233,668)
Net realized gain	35,875,891	273,459,769
Net change in unrealized appreciation (depreciation)	(14,450,713)	93,241,817
Net increase in net assets resulting from operations	16,869,879	358,467,918
Increase (decrease) in net assets from capital stock activity	(115,931,651)	(244,221,256)
Total increase (decrease) in net assets	(99,061,772)	114,246,662
Net assets at beginning of period	1,152,898,480	1,038,651,818
Net assets at end of period	$1,053,836,708	$1,152,898,480
Excess of distributions over net investment income	$(6,318,943)	$(1,763,644)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
13

Columbia Marsico 21st Century Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2014(a) (Unaudited)		Year Ended February 28, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	914,135	17,515,922	2,379,705	40,165,532
Redemptions	(4,614,961)	(89,381,813)	(10,242,751)	(166,735,036)
Net decrease	(3,700,826)	(71,865,891)	(7,863,046)	(126,569,504)
Class B shares
Subscriptions	3,462	60,219	10,854	166,346
Redemptions(b)	(639,632)	(11,128,886)	(1,256,756)	(18,902,601)
Net decrease	(636,170)	(11,068,667)	(1,245,902)	(18,736,255)
Class C shares
Subscriptions	134,089	2,341,815	361,220	5,630,721
Redemptions	(1,117,723)	(19,569,834)	(3,638,190)	(54,347,508)
Net decrease	(983,634)	(17,228,019)	(3,276,970)	(48,716,787)
Class R shares
Subscriptions	64,504	1,225,790	297,146	4,992,150
Redemptions	(289,414)	(5,471,969)	(661,105)	(10,829,059)
Net decrease	(224,910)	(4,246,179)	(363,959)	(5,836,909)
Class R4 shares
Subscriptions	14,150	282,739	12,178	186,985
Redemptions	(902)	(18,472)	(1,368)	(24,726)
Net increase	13,248	264,267	10,810	162,259
Class R5 shares
Subscriptions	222	4,474	128	2,500
Net increase	222	4,474	128	2,500
Class Z shares
Subscriptions	2,081,049	41,881,462	1,958,565	34,257,815
Redemptions	(2,703,993)	(53,673,098)	(4,693,563)	(78,784,375)
Net decrease	(622,944)	(11,791,636)	(2,734,998)	(44,526,560)
Total net decrease	(6,155,014)	(115,931,651)	(15,473,937)	(244,221,256)

(a) Class R5 shares are based on operations from January 8, 2014 (commencement of operation) through the stated period end.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
14

Columbia Marsico 21st Century Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class A	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$19.82		$14.14		$13.25		$14.22		$11.63		$7.31
Income from investment operations:
Net investment income (loss)	(0.07)		(0.10)		0.01		(0.03)		(0.06)		(0.03)
Net realized and unrealized gain (loss)	0.47		5.78		0.88		(0.94)		2.65		4.35
Total from investment operations	0.40		5.68		0.89		(0.97)		2.59		4.32
Less distributions to shareholders:
Net investment income	—		—		(0.00	)(a)	—		—		—
Total distributions to shareholders	—		—		(0.00	)(a)	—		—		—
Net asset value, end of period	$20.22		$19.82		$14.14		$13.25		$14.22		$11.63
Total return	2.02%		40.17%		6.74%		(6.82%)		22.27	%(b)	59.10%
Ratios to average net assets(c)
Total gross expenses	1.21	%(d)	1.23	%(e)	1.36	%(e)	1.37	%(e)	1.31%		1.31%
Total net expenses(f)	1.21	%(d)(g)	1.23	%(e)(g)	1.35	%(e)(g)	1.37	%(e)(g)	1.31	%(g)	1.30	%(g)
Net investment income (loss)	(0.69	%)(d)	(0.60%)		0.06%		(0.23%)		(0.47%)		(0.35%)
Supplemental data
Net assets, end of period (in thousands)	$518,934		$581,859		$526,471		$811,890		$1,711,839		$1,993,000
Portfolio turnover	31%		99%		65%		104%		87%		119%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
15

Columbia Marsico 21st Century Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class B	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$18.05		$12.98		$12.25		$13.25		$10.91		$6.92
Income from investment operations:
Net investment loss	(0.13)		(0.21)		(0.08)		(0.12)		(0.14)		(0.10)
Net realized and unrealized gain (loss)	0.43		5.28		0.81		(0.88)		2.48		4.09
Total from investment operations	0.30		5.07		0.73		(1.00)		2.34		3.99
Net asset value, end of period	$18.35		$18.05		$12.98		$12.25		$13.25		$10.91
Total return	1.66%		39.06%		5.96%		(7.55%)		21.45	%(a)	57.66%
Ratios to average net assets(b)
Total gross expenses	1.96	%(c)	1.98	%(d)	2.10	%(d)	2.12	%(d)	2.06%		2.06%
Total net expenses(e)	1.96	%(c)(f)	1.98	%(d)(f)	2.10	%(d)(f)	2.12	%(d)(f)	2.06	%(f)	2.05	%(f)
Net investment loss	(1.44	%)(c)	(1.35%)		(0.67%)		(0.97%)		(1.21%)		(1.10%)
Supplemental data
Net assets, end of period (in thousands)	$40,147		$50,972		$52,823		$72,692		$110,427		$117,307
Portfolio turnover	31%		99%		65%		104%		87%		119%

Notes to Financial Highlights

(a)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
16

Columbia Marsico 21st Century Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class C	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$18.05		$12.98		$12.25		$13.25		$10.91		$6.91
Income from investment operations:
Net investment loss	(0.13)		(0.21)		(0.08)		(0.12)		(0.14)		(0.10)
Net realized and unrealized gain (loss)	0.43		5.28		0.81		(0.88)		2.48		4.10
Total from investment operations	0.30		5.07		0.73		(1.00)		2.34		4.00
Net asset value, end of period	$18.35		$18.05		$12.98		$12.25		$13.25		$10.91
Total return	1.66%		39.06%		5.96%		(7.55%)		21.45	%(a)	57.89%
Ratios to average net assets(b)
Total gross expenses	1.96	%(c)	1.98	%(d)	2.10	%(d)	2.12	%(d)	2.06%		2.06%
Total net expenses(e)	1.96	%(c)(f)	1.98	%(d)(f)	2.10	%(d)(f)	2.12	%(d)(f)	2.06	%(f)	2.05	%(f)
Net investment loss	(1.44	%)(c)	(1.36%)		(0.68%)		(0.97%)		(1.22%)		(1.10%)
Supplemental data
Net assets, end of period (in thousands)	$256,031		$269,583		$236,373		$342,021		$586,725		$660,457
Portfolio turnover	31%		99%		65%		104%		87%		119%

Notes to Financial Highlights

(a)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
17

Columbia Marsico 21st Century Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class R	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$19.52		$13.97		$13.12		$14.11		$11.57		$7.29
Income from investment operations:
Net investment loss	(0.09)		(0.14)		(0.02)		(0.06)		(0.09)		(0.06)
Net realized and unrealized gain (loss)	0.47		5.69		0.87		(0.93)		2.63		4.34
Total from investment operations	0.38		5.55		0.85		(0.99)		2.54		4.28
Net asset value, end of period	$19.90		$19.52		$13.97		$13.12		$14.11		$11.57
Total return	1.95%		39.73%		6.48%		(7.02%)		21.95	%(a)	58.71%
Ratios to average net assets(b)
Total gross expenses	1.46	%(c)	1.48	%(d)	1.61	%(d)	1.62	%(d)	1.56%		1.56%
Total net expenses(e)	1.46	%(c)(f)	1.48	%(d)(f)	1.60	%(d)(f)	1.62	%(d)(f)	1.56	%(f)	1.55	%(f)
Net investment loss	(0.94	%)(c)	(0.85%)		(0.17%)		(0.46%)		(0.71%)		(0.59%)
Supplemental data
Net assets, end of period (in thousands)	$20,699		$24,700		$22,756		$30,137		$40,468		$41,627
Portfolio turnover	31%		99%		65%		104%		87%		119%

Notes to Financial Highlights

(a)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
18

Columbia Marsico 21st Century Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$20.71		$14.74		$13.29
Income from investment operations:
Net investment income (loss)	(0.04)		(0.06)		0.01
Net realized and unrealized gain	0.49		6.03		1.48
Total from investment operations	0.45		5.97		1.49
Less distributions to shareholders:
Net investment income	—		—		(0.04)
Total distributions to shareholders	—		—		(0.04)
Net asset value, end of period	$21.16		$20.71		$14.74
Total return	2.17%		40.50%		11.20%
Ratios to average net assets(b)
Total gross expenses	0.96	%(c)	0.98	%(d)	1.02	%(c)(d)
Total net expenses(e)	0.96	%(c)(f)	0.98	%(d)(f)	1.02	%(c)(d)
Net investment income (loss)	(0.41	%)(c)	(0.34%)		0.28	%(c)
Supplemental data
Net assets, end of period (in thousands)	$513		$228		$3
Portfolio turnover	31%		99%		65%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
19

Columbia Marsico 21st Century Fund

Financial Highlights (continued)

Class R5	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28, 2014(a)
Per share data
Net asset value, beginning of period	$20.37		$19.48
Income from investment operations:
Net investment loss	(0.02)		(0.01)
Net realized and unrealized gain	0.48		0.90
Total from investment operations	0.46		0.89
Net asset value, end of period	$20.83		$20.37
Total return	2.26%		4.57%
Ratios to average net assets(b)
Total gross expenses	0.80	%(c)	0.80	%(c)
Total net expenses(d)	0.80	%(c)	0.80	%(c)
Net investment loss	(0.17	%)(c)	(0.51	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$7		$3
Portfolio turnover	31%		99%

Notes to Financial Highlights

(a)  Based on operations from January 8, 2014 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
20

Columbia Marsico 21st Century Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class Z	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$20.37		$14.50		$13.57		$14.54		$11.86		$7.44
Income from investment operations:
Net investment income (loss)	(0.04)		(0.06)		0.04		0.01		(0.03)		(0.01)
Net realized and unrealized gain (loss)	0.48		5.93		0.92		(0.98)		2.71		4.43
Total from investment operations	0.44		5.87		0.96		(0.97)		2.68		4.42
Less distributions to shareholders:
Net investment income	—		—		(0.03)		—		—		(0.00	)(a)
Total distributions to shareholders	—		—		(0.03)		—		—		(0.00	)(a)
Redemption fees:
Net asset value, end of period	$20.81		$20.37		$14.50		$13.57		$14.54		$11.86
Total return	2.16%		40.48%		7.09%		(6.67%)		22.60	%(b)	59.42%
Ratios to average net assets(c)
Total gross expenses	0.96	%(d)	0.98	%(e)	1.11	%(e)	1.12	%(e)	1.06%		1.06%
Total net expenses(f)	0.96	%(d)(g)	0.98	%(e)(g)	1.10	%(e)(g)	1.12	%(e)(g)	1.06	%(g)	1.05	%(g)
Net investment income (loss)	(0.44	%)(d)	(0.36%)		0.27%		0.04%		(0.20%)		(0.10%)
Supplemental data
Net assets, end of period (in thousands)	$217,506		$225,554		$200,226		$449,867		$1,245,671		$1,008,937
Portfolio turnover	31%		99%		65%		104%		87%		119%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
21

Columbia Marsico 21st Century Fund

Notes to Financial Statements

August 31, 2014 (Unaudited)

Note 1. Organization

Columbia Marsico 21st Century Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party

Semiannual Report 2014
22

Columbia Marsico 21st Century Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the extent actual information has not yet been reported by the REITs, estimates for return of capital are made by the Fund's management. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for the BDCs, ETFs, and RICs.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to

Semiannual Report 2014
23

Columbia Marsico 21st Century Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.71% to 0.54% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended August 31, 2014 was 0.68% of the Fund's average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Marsico Capital Management, LLC (Marsico) to serve as the subadviser to the Fund. The Investment Manager compensates Marsico to manage the investment of the Fund's assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended August 31, 2014 was 0.06% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2014, other expenses paid by the Fund to this company were $1,305.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is

Semiannual Report 2014
24

Columbia Marsico 21st Century Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended August 31, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class R	0.19
Class R4	0.19
Class R5	0.05
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2014, these minimum account balance fees reduced total expenses of the Fund by $873.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rates of 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class B, Class C and Class R shares, respectively.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $81,600 for Class A, $4,167 for Class B, and $506 for Class C shares for the six months ended August 31, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective July 1, 2014	Contractual Expense Cap Prior to July 1, 2014
Class A	1.30%	1.29
Class B	2.05	2.04
Class C	2.05	2.04
Class R	1.55	1.54
Class R4	1.05	1.04
Class R5	0.96	0.94
Class Z	1.05	1.04

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and

Semiannual Report 2014
25

Columbia Marsico 21st Century Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2014, the cost of investments for federal income tax purposes was approximately $748,353,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$311,170,000
Unrealized depreciation	(4,167,000)
Net unrealized appreciation	$307,003,000

The following capital loss carryforwards, determined as of February 28, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	92,071,658
2018	1,526,982,692
Total	1,619,054,350

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $326,728,728 and $449,132,499, respectively, for the six months ended August 31, 2014. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At August 31, 2014, one unaffiliated shareholder of record owned 17.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 16.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended August 31, 2014.

Note 9. Significant Risks

Consumer Discretionary Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors.

Semiannual Report 2014
26

Columbia Marsico 21st Century Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

Information Technology Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014
27

Columbia Marsico 21st Century Fund

Approval of Investment Management Services and Subadvisory Agreements

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Marsico 21st Century Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Marsico Capital Management, LLC (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2014, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed expense caps for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 9-11, 2014 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the successful implementation of a globalization initiative, which, among other things, increased worldwide analyst support for global products, the reorganization of the Informational Technology research team, the hiring of additional personnel to assist the Asset Allocation team and the global restructuring of the Senior Operational team. The Board took into account the information it received and reviewed concerning Columbia Management's ongoing oversight and monitoring of the subadvisers, observing the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other noted services, investment, risk and compliance oversight. The Board also took into account Columbia Management's Subadviser oversight structure and the Columbia Management team dedicated thereto, which the Board recalled had added staff and technology resources during 2013. The Board also noted the information it received concerning Columbia Management's ability to retain its key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2013 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the

Semiannual Report 2014
28

Columbia Marsico 21st Century Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser's capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreement. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below), as well as the Investment Manager's recommendation that the Board approve renewal of the Subadvisory Agreement with the Subadviser, the Board concluded that the services being performed under the Subadvisory Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser was in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Management's process for selecting and monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the 2013 report provided by an independent consulting firm, Bobroff Consulting (the Independent Consultant), that concluded that the Funds' standardized investment management fee rates were within a reasonable range. The Board took into account that the Fund's total expense ratio was below the peer universe's median

Semiannual Report 2014
29

Columbia Marsico 21st Century Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

expense ratio shown in the reports. It was observed that various proposals concerning the Funds' transfer agency and sub-transfer agency fee structures, and other changes impacting the Funds' pricing structure and fees, are expected to be considered at a later Board meeting which, if adopted, would alter the current pricing philosophy.

Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts. Based on its review, the Board concluded that the Fund's investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that: (i) the Independent Consultant concluded that 2012 profitability was reasonable; (ii) 2013 profitability only moderately exceeded 2012 levels; and (iii) 2013 profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 11, 2014, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

Semiannual Report 2014
30

Columbia Marsico 21st Century Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
31

Columbia Marsico 21st Century Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR184_02_D01_(10/14)

Semiannual Report

August 31, 2014

Columbia Multi-Advisor International Equity Fund

Not FDIC insured • No bank guarantee • May lose value

About Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are some of the most talented professionals in the industry, brought together by a unique way of working.

It starts with carefully selected, specialized investment teams. While each team brings a diverse and innovative range of skills, all are grounded by a common set of core beliefs. All possess a solid conviction in the power of proprietary, bottom-up research. All look not only at generating returns, but also at the likely consistency of those returns and the risks required to achieve them. And while our culture encourages teams to operate independently and question established thinking, a rigorous investment oversight process ensures that each team stays true to its clearly articulated investment process. At Columbia Management, reaching our performance goals matters, and the way we reach them matters just as much.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Connect with Columbia Management

Get the market insight you need from our investment experts

Investor insight

Stay informed with economic and market commentary, investment videos, white papers, mutual fund commentary and more at columbiamanagement.com.

  Columbia Management investor
(e-newsletter)

Read our award-winning* shareholder newsletter. Our quarterly newsletter is available online and provides timely and relevant content about economic trends, fund news, service enhancements and changes. Sign up to receive the newsletter electronically at columbiamanagement.com/newsletter.

  Investment videos

Watch and discover what our thought leaders are saying about financial markets and the economy. For an analysis of current events and trends that may affect your investments, visit our online video library at columbiamanagement.com/
market-insights/videos.

  Social media

Columbia Management offers you multiple ways to access our market commentary and investment insights.

>  Perspectives blog at columbiamanagement.com
Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

>  Twitter.com/ColumbiaMgmt
Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

>  Youtube.com/columbiamanagement
View our commentaries on the economy, markets and current investment opportunities.

>  Linkedin.com/company/columbia-management
Connect with us on LinkedIn for updates from our thought leaders.

*Columbia Management investor was awarded top honors in the Mutual Fund Education Alliance STAR Awards competition for excellence in mutual fund marketing and communications. Materials in the competition were evaluated on educational value, message comprehension, effective design and objectives.

Not part of the shareholder report

Subscribe to Columbia Management

Get market insight and fund updates delivered to you

Email subscription center

Visit the Columbia Management email subscription center at columbiamanagement.com/subscribe to register for economic and market commentary, product and service updates, white papers and more.

>  Columbia Management investor
Quarterly newsletter featuring the latest macro- and micro-economic trends, investment themes, products, service changes and other items of interest to Columbia Management investors

>  Investment Strategy Outlook
Quarterly publication featuring the Columbia Management Asset Allocation Team's perspective on global economic investment conditions and markets

>  MarketTrack
Quarterly publication featuring more than 40 charts and graphs that highlight the current state of the economy and markets; includes straightforward insight on current investment opportunities

>  White papers
Frequent articles that delve deep into a variety of investment topics

>  Mutual fund updates
Quarterly portfolio manager commentary and fund fact sheets available for Columbia funds. (Not all funds have a commentary.)

Register today by visiting columbiamanagement.com/subscribe

Not part of the shareholder report

President's Message

Dear Shareholders,

Continued Economic Recovery

The U.S. economy improved along with a warm-up in the weather during the second quarter of 2014. Economic data generally beat expectations with positive news from major market sectors. Strong hiring brought unemployment down to 6.1%. Manufacturing activity remained robust. Personal income growth was healthy with accelerated wage gains, an increased savings rate of 4.8% and a 35-year low in household debt as a percentage of income. After a slow start, the housing market showed renewed strength. Sales rose and pending sales, a key indicator of future activity, rose strongly near the end of the quarter. Consumer spending was somewhat lackluster, but consumer confidence rose to a post-recession high.

Against this backdrop, the Federal Reserve (the Fed) maintained a steady hand, while central banks outside of the United States took steps to stimulate growth. Investors were the beneficiaries of a stable environment and accommodative monetary policy. Equity markets stabilized at high levels with the S&P 500 Index setting a new record high above 1900. Every major asset class delivered gains for the period. All 10 sectors within the S&P 500 Index delivered gains, led by energy, utilities and technology. Large- and mid-cap stocks outperformed small-cap stocks by a considerable margin.

Interest rates moved lower, resulting in positive returns for most domestic fixed-income sectors. The Barclays U.S. Aggregate Bond Index returned 2.04%, while mortgage and securitized bonds, investment-grade and high-yield corporate and municipal bonds returned around 2.50% for the second quarter of 2014. U.S. convertible bonds and Treasury Inflation Protected Securities generated somewhat stronger returns. Emerging-market bonds were the period's best fixed-income performers, with returns in line with U.S. equities.

Stay on Track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities. The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia Multi-Advisor International Equity Fund

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	6
Portfolio of Investments	7
Statement of Assets and Liabilities	14
Statement of Operations	16
Statement of Changes in Net Assets	17
Financial Highlights	20
Notes to Financial Statements	31
Approval of Investment Management Services and Subadvisory Agreements	40
Important Information About This Report	43

Semiannual Report 2014

Columbia Multi-Advisor International Equity Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Multi-Advisor International Equity Fund (the Fund) Class A shares returned -2.31% excluding sales charges for the six-month period that ended August 31, 2014.

>  The Fund underperformed its benchmark, the MSCI EAFE Index (Net), which returned 1.24% for the same time period.

Average Annual Total Returns (%) (for period ended August 31, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	06/03/92
Excluding sales charges		-2.31	12.91	5.85	5.37
Including sales charges		-7.94	6.44	4.60	4.74
Class B	06/07/93
Excluding sales charges		-2.72	12.07	5.04	4.58
Including sales charges		-7.58	7.07	4.71	4.58
Class C	06/17/92
Excluding sales charges		-2.67	12.03	5.05	4.59
Including sales charges		-3.65	11.03	5.05	4.59
Class I*	09/27/10	-2.05	13.42	6.31	5.73
Class K*	03/07/11	-2.27	13.13	6.01	5.53
Class R*	01/23/06	-2.46	12.59	5.60	5.11
Class R4*	11/08/12	-2.18	13.20	6.11	5.64
Class R5*	11/08/12	-2.11	13.27	6.17	5.67
Class W*	09/27/10	-2.31	12.91	5.86	5.39
Class Y*	03/07/11	-2.05	13.41	6.27	5.72
Class Z	12/02/91	-2.13	13.20	6.13	5.64
MSCI EAFE Index (Net)		1.24	16.44	8.21	7.01

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014

Columbia Multi-Advisor International Equity Fund

Portfolio Overview

(Unaudited)

Portfolio Management

Columbia Management Investment Advisers, LLC

Colin Moore, AIIMR

Fred Copper, CFA

Threadneedle International Limited

Daniel Ison

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2014 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Top Ten Holdings (%) (at August 31, 2014)
Royal Dutch Shell PLC, Class A (United Kingdom)	2.6
Roche Holding AG, Genusschein Shares (Switzerland)	2.5
Bayer AG, Registered Shares (Germany)	2.3
Nestlé SA, Registered Shares (Switzerland)	1.7
BG Group PLC (United Kingdom)	1.7
Novo Nordisk A/S, Class B (Denmark)	1.6
Anheuser-Busch InBev NV (Belgium)	1.6
AstraZeneca PLC (United Kingdom)	1.6
Airbus Group NV (France)	1.5
L'Oreal SA (France)	1.5

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at August 31, 2014)
Australia	6.6
Belgium	2.4
China	0.6
Denmark	2.5
Finland	0.4
France	8.2
Germany	9.4
Hong Kong	2.5
Ireland	0.7
Italy	1.3
Japan	20.8
Malta	0.0	(a)
Netherlands	3.4
Norway	1.1
Papua New Guinea	0.2
Singapore	1.8
Spain	1.9
Sweden	2.5
Switzerland	6.9
Taiwan	0.3
United Kingdom	22.9
United States(b)	3.6
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

(b) Includes investments in Money Market Funds.

Semiannual Report 2014

Columbia Multi-Advisor International Equity Fund

Portfolio Overview (continued)

(Unaudited)

Summary of Investments in Securities by Industry (%) (at August 31, 2014)
Aerospace & Defense	1.5
Air Freight & Logistics	1.0
Airlines	0.6
Auto Components	1.8
Automobiles	4.1
Banks	11.6
Beverages	2.5
Biotechnology	0.2
Capital Markets	1.7
Chemicals	2.5
Commercial Services & Supplies	0.0	(a)
Construction & Engineering	1.1
Construction Materials	1.1
Containers & Packaging	0.2
Distributors	0.3
Diversified Consumer Services	0.3
Diversified Financial Services	2.3
Diversified Telecommunication Services	3.1
Electrical Equipment	1.6
Electronic Equipment, Instruments & Components	2.0
Food & Staples Retailing	1.0
Food Products	2.9
Gas Utilities	0.5
Health Care Equipment & Supplies	1.8
Health Care Providers & Services	0.4
Health Care Technology	0.4
Hotels, Restaurants & Leisure	1.5
Household Durables	0.9
Industrial Conglomerates	0.3
Insurance	4.7
Internet Software & Services	0.2
IT Services	1.6
Machinery	3.1
Media	3.1
Metals & Mining	2.5
Oil, Gas & Consumable Fuels	4.4
Personal Products	1.4
Pharmaceuticals	9.7
Professional Services	0.7
Real Estate Investment Trusts (REITs)	0.8
Real Estate Management & Development	2.0
Road & Rail	0.6
Semiconductors & Semiconductor Equipment	1.5
Specialty Retail	0.7
Textiles, Apparel & Luxury Goods	2.2
Trading Companies & Distributors	4.9
Transportation Infrastructure	1.4
Wireless Telecommunication Services	2.2
Money Market Fund	3.6
Total	100.5

Percentages indicated are based upon net assets. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Semiannual Report 2014

Columbia Multi-Advisor International Equity Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2014 – August 31, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	976.90	1,017.70	7.15	7.29	1.45
Class B	1,000.00	1,000.00	972.80	1,013.96	10.82	11.05	2.20
Class C	1,000.00	1,000.00	973.30	1,013.96	10.82	11.05	2.20
Class I	1,000.00	1,000.00	979.50	1,020.14	4.74	4.84	0.96
Class K	1,000.00	1,000.00	977.30	1,018.70	6.16	6.29	1.25
Class R	1,000.00	1,000.00	975.40	1,016.45	8.37	8.55	1.70
Class R4	1,000.00	1,000.00	978.20	1,018.95	5.92	6.04	1.20
Class R5	1,000.00	1,000.00	978.90	1,019.85	5.03	5.14	1.02
Class W	1,000.00	1,000.00	976.90	1,017.65	7.20	7.34	1.46
Class Y	1,000.00	1,000.00	979.50	1,020.19	4.69	4.78	0.95
Class Z	1,000.00	1,000.00	978.70	1,018.95	5.92	6.04	1.20

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2014

Columbia Multi-Advisor International Equity Fund

Portfolio of Investments

August 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 96.9%

Issuer	Shares	Value ($)
Australia 6.6%
Amcor Ltd.	87,243	931,486
AMP Ltd.	102,298	562,158
Australia and New Zealand Banking Group Ltd.	139,637	4,363,698
BHP Billiton Ltd.	166,737	5,749,897
BlueScope Steel Ltd.(a)	168,000	866,241
Commonwealth Bank of Australia	54,435	4,137,947
Crown Resorts Ltd.	36,491	539,007
CSL Ltd.	13,746	949,279
Healthscope Ltd.(a)	367,611	782,793
James Hardie Industries PLC	125,000	1,498,139
Lend Lease Group	56,068	749,695
Macquarie Group Ltd.	41,205	2,246,713
National Australia Bank Ltd.	41,902	1,378,955
QBE Insurance Group Ltd.	120,664	1,299,972
Rio Tinto Ltd.	26,681	1,565,250
Santos Ltd.	51,266	710,886
Scentre Group(a)	109,343	350,275
Slater & Gordon Ltd.	348,000	2,042,689
Treasury Wine Estates Ltd.	201,002	962,125
Wesfarmers Ltd.	20,210	818,174
Westfield Corp.	87,756	624,533
Westpac Banking Corp.	152,259	4,990,795
Woolworths Ltd.	41,508	1,402,988
Total		39,523,695
Belgium 2.4%
Anheuser-Busch InBev NV	82,817	9,200,510
KBC Groep NV(a)	92,864	5,292,559
Total		14,493,069
China 0.6%
Baidu, Inc., ADR(a)	4,497	964,696
China CNR Corp., Ltd., Class H(a)	2,009,000	1,696,063
China Milk Products Group Ltd.(a)(b)(c)	7,426,000	6
Industrial & Commercial Bank of China Ltd., Class H	1,000,000	661,784
Total		3,322,549

Common Stocks (continued)

Issuer	Shares	Value ($)
Denmark 2.5%
Novo Nordisk A/S, Class B	207,464	9,478,589
Pandora A/S	71,099	5,315,274
Total		14,793,863
Finland 0.4%
KONE OYJ, Class B	54,926	2,323,875
France 8.2%
Airbus Group NV	141,812	8,721,357
Essilor International SA	28,633	3,036,874
Groupe Eurotunnel SA	341,268	4,390,822
Iliad SA	22,137	4,863,331
L'Oreal SA	51,258	8,486,156
Legrand SA	104,492	5,776,096
Publicis Groupe SA	52,031	3,876,359
Renault SA	51,065	3,997,631
Vivendi SA	232,616	6,050,258
Total		49,198,884
Germany 9.4%
Allianz SE, Registered Shares	34,677	5,914,187
BASF SE	77,638	7,986,554
Bayer AG, Registered Shares	99,553	13,348,921
Bayerische Motoren Werke AG	64,091	7,461,215
Brenntag AG	119,136	6,304,598
Continental AG	27,910	5,959,256
Deutsche Post AG	168,336	5,504,191
ProSiebenSat.1 Media AG, Registered Shares	93,448	3,746,815
Total		56,225,737
Hong Kong 2.5%
AIA Group Ltd.	677,000	3,691,803
BOC Hong Kong Holdings Ltd.	328,000	1,102,525
Cheung Kong Holdings Ltd.	125,000	2,278,671
Galaxy Entertainment Group Ltd.	72,000	542,115
Genting Hong Kong Ltd.	3,000,000	1,124,634
Global Brands Group Holding Ltd.(a)	6,700,000	1,547,474
Hutchison Whampoa Ltd.	85,000	1,105,099
Sands China Ltd.	168,400	1,096,333

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Multi-Advisor International Equity Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Wharf Holdings Ltd. (The)	241,000	1,884,268
Wynn Macau Ltd.	198,000	758,227
Total		15,131,149
Ireland 0.7%
Bank of Ireland(a)	10,124,276	4,030,746
Italy 1.3%
Atlantia SpA	150,479	3,819,987
Intesa Sanpaolo SpA	1,300,525	3,868,779
Total		7,688,766
Japan 20.9%
Alps Electric Co., Ltd.	196,400	3,163,315
Aozora Bank Ltd.	809,000	2,762,005
Astellas Pharma, Inc.	292,200	4,213,555
Central Japan Railway Co.	25,900	3,631,518
COMSYS Holdings Corp.	204,100	3,899,892
CYBERDYNE, Inc.(a)	16,000	563,038
Daiichikosho Co., Ltd.	128,000	3,733,639
Doshisha Co., Ltd.	101,100	1,827,869
Enplas Corp.	28,200	1,591,720
Fuji Heavy Industries Ltd.	169,100	4,816,012
Glory Ltd.	78,700	2,381,088
Hoshizaki Electric Co., Ltd.	62,300	3,044,024
Hulic REIT, Inc.	903	1,531,440
Invincible Investment Corp.	7,777	2,144,477
Iriso Electronics Co., Ltd.	46,400	3,444,236
IT Holdings Corp.	117,600	2,168,459
ITOCHU Corp.	434,700	5,531,542
Kanamoto Co., Ltd.	76,100	3,477,518
KDDI Corp.	76,200	4,403,235
Keyence Corp.	3,000	1,284,749
M3, Inc.	133,000	2,326,912
Mazda Motor Corp.	115,700	2,737,474
Message Co., Ltd.	48,800	1,720,662
Mitsubishi UFJ Financial Group, Inc.	237,400	1,368,288
Mitsui & Co., Ltd.	239,600	3,908,896
NAC Co., Ltd.	10,500	120,387
Nakanishi, Inc.	57,700	2,312,386
Nidec Corp.	59,300	3,790,135
Nihon M&A Center, Inc.	64,800	2,049,589

Common Stocks (continued)

Issuer	Shares	Value ($)
Omron Corp.	60,900	2,643,943
ORIX Corp.	269,280	4,072,150
Otsuka Corp.	79,400	3,367,209
Raito Kogyo Co., Ltd.	117,500	1,053,501
San-A Co., Ltd.	98,800	3,514,429
Shinmaywa Industries Ltd.	196,000	1,926,795
SoftBank Corp.	44,700	3,229,807
Stanley Electric Co., Ltd.	55,400	1,312,664
Sumitomo Mitsui Financial Group, Inc.	66,500	2,689,865
Sun Frontier Fudousan Co., Ltd.	128,700	1,479,900
Taisei Corp.	316,000	1,883,567
Temp Holdings Co., Ltd.	58,500	2,019,742
Tokai Tokyo Financial Holdings, Inc.	309,100	2,262,972
Tokyo Gas Co., Ltd.	551,000	3,128,948
Tokyo Tatemono Co., Ltd.	200,000	1,713,781
Toyo Tire & Rubber Co., Ltd.	211,400	3,458,606
Toyota Motor Corp.	94,900	5,414,899
Total		125,120,838
Malta —%
BGP Holdings PLC(a)(b)(c)	2,232,232	3
Netherlands 3.4%
ASML Holding NV	72,942	6,978,266
ING Groep NV-CVA(a)	446,300	6,136,842
Reed Elsevier NV	316,624	7,218,087
Total		20,333,195
Norway 1.1%
DNB ASA	355,577	6,631,983
Papua New Guinea 0.2%
Oil Search Ltd.	121,067	1,096,618
Singapore 1.8%
CapitaLand Ltd.	146,000	387,866
DBS Group Holdings Ltd.	218,000	3,124,942
Frasers Centrepoint Ltd.	750,000	1,017,506
Genting Singapore PLC	766,000	747,623
Global Logistic Properties Ltd.	700,000	1,597,017
Keppel Corp., Ltd.	97,000	845,937
Oversea-Chinese Banking Corp., Ltd.	108,000	864,174
Singapore Post Ltd.	540,000	745,940

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Multi-Advisor International Equity Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
United Overseas Bank Ltd.	37,000	678,702
UOL Group Ltd.	132,000	670,541
Total		10,680,248
Spain 1.9%
Amadeus IT Holding SA, Class A	100,849	3,750,048
Bankinter SA	469,548	3,887,481
Inditex SA	136,850	3,964,900
Total		11,602,429
Sweden 2.5%
Nordea Bank AB	489,989	6,386,665
SKF AB B Shares	143,804	3,316,694
Svenska Handelsbanken AB, Class A	110,167	5,163,746
Total		14,867,105
Switzerland 6.9%
Cie Financiere Richemont SA, Class A, Registered Shares	43,409	4,139,707
Holcim Ltd., Registered Shares	67,090	5,334,753
Nestlé SA, Registered Shares	127,442	9,890,793
Roche Holding AG, Genusschein Shares	50,580	14,748,942
Sika AG	803	3,035,140
Sonova Holding AG	2,773	443,414
UBS AG, Registered Shares	217,598	3,901,381
Total		41,494,130
Taiwan 0.3%
Phison Electronics Corp.	139,000	1,006,358
Taiwan Semiconductor Manufacturing Co., Ltd.	192,000	802,422
Total		1,808,780
United Kingdom 23.3%
Ashtead Group PLC	394,689	6,418,107
AstraZeneca PLC	119,526	9,062,351
BG Group PLC	490,846	9,790,762
BT Group PLC	1,210,056	7,774,347
Burberry Group PLC	80,763	1,905,259
Diageo PLC	153,313	4,519,050
easyJet PLC	174,206	3,860,929
GlaxoSmithKline PLC	299,238	7,325,023

Common Stocks (continued)

Issuer	Shares	Value ($)
IMI PLC	160,336	3,609,427
InterContinental Hotels Group PLC	106,986	4,101,081
Johnson Matthey PLC	80,597	4,225,504
Legal & General Group PLC	1,670,367	6,702,488
Lloyds Banking Group PLC(a)	4,321,830	5,472,287
London Stock Exchange Group PLC	96,827	3,284,069
Persimmon PLC	247,882	5,448,544
Prudential PLC	253,836	6,110,387
Rio Tinto PLC	124,869	6,661,629
Royal Dutch Shell PLC, Class A	368,593	14,918,607
Schroders PLC	49,629	2,007,060
Smith & Nephew PLC	265,644	4,599,724
St. James's Place PLC	337,162	4,013,333
Unilever PLC	175,296	7,738,162
Vodafone Group PLC	1,694,061	5,814,629
Wolseley PLC	73,793	3,966,793
Total		139,329,552
Total Common Stocks (Cost: $486,773,518)		579,697,214

Rights —%

Singapore —%
Overseas Chinese Banking(a)	12,000	22,524
Total Rights (Cost: $—)		22,524

Money Market Funds 3.6%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.100%(d)(e)	21,597,512	21,597,512
Total Money Market Funds (Cost: $21,597,512)		21,597,512
Total Investments (Cost: $508,371,030)		601,317,250
Other Assets & Liabilities, Net		(2,819,298)
Net Assets		598,497,952

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Multi-Advisor International Equity Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at August 31, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays Capital	09/22/14	3,327,000 CAD	3,047,443 USD	—	(11,094)
Barclays Capital	09/22/14	34,014,000 DKK	6,113,855 USD	113,039	—
Barclays Capital	09/22/14	5,057,000 GBP	8,531,715 USD	137,587	—
Barclays Capital	09/22/14	1,814,000 GBP	3,007,425 USD	—	(3,638)
Barclays Capital	09/22/14	876,403,993 JPY	9,091,955 USD	81,682
Barclays Capital	09/22/14	4,341,313,000 KRW	4,224,461 USD	—	(49,671)
Barclays Capital	09/22/14	54,866,000 TWD	1,825,216 USD	—	(12,396)
Barclays Capital	09/22/14	3,664,753 USD	3,946,000 AUD	15,742	—
Barclays Capital	09/22/14	11,725,749 USD	10,641,000 CHF	—	(132,878)
Barclays Capital	09/22/14	7,162,877 USD	5,345,000 EUR	—	(139,071)
Barclays Capital	09/22/14	4,863,791 USD	16,649,000 ILS	—	(205,458)
Barclays Capital	09/22/14	3,025,554 USD	3,578,000 NZD	—	(38,221)
Barclays Capital	09/22/14	1,850,103 USD	80,757,000 PHP	107	—
Barclays Capital	09/22/14	5,497,202 USD	37,880,000 SEK	—	(77,760)
Barclays Capital	09/22/14	1,825,028 USD	19,677,000 ZAR	14,137	—
Barclays Capital	09/22/14	1,192,818 USD	12,649,000 ZAR	—	(10,544)
Total				362,294	(680,731)

Futures Contracts Outstanding at August 31, 2014

At August 31, 2014, cash totaling $452,000 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
E-Mini MSCI EAFE Index	78	USD	7,491,120	08/2014	—	(146,453)
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Multi-Advisor International Equity Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at August 31, 2014 was $9, which represents less than 0.01% of net assets. Information concerning such security holdings at August 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
BGP Holdings PLC	02/04/2009 - 05/14/2009	—
China Milk Products Group Ltd.	09/11/2006 - 07/02/2009	4,479,619

(c)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2014, the value of these securities amounted to $9, which represents less than 0.01% of net assets.

(d)  The rate shown is the seven-day current annualized yield at August 31, 2014.

(e)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	12,324,034	188,772,441	(179,498,963)	21,597,512	7,899	21,597,512

Abbreviation Legend

ADR  American Depositary Receipt

Currency Legend

AUD  Australian Dollar

CAD  Canadian Dollar

CHF  Swiss Franc

DKK  Danish Krone

EUR  Euro

GBP  British Pound

ILS    Israeli Shekel

JPY  Japanese Yen

KRW  Korean Won

NZD  New Zealand Dollar

PHP  Philippine Peso

SEK  Swedish Krona

TWD  Taiwan Dollar

USD  US Dollar

ZAR  South African Rand

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Multi-Advisor International Equity Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Multi-Advisor International Equity Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	88,833,393	—	88,833,393
Consumer Staples	—	46,532,388	6	46,532,394
Energy	—	26,516,874	—	26,516,874
Financials	—	137,493,412	3	137,493,415
Health Care	—	74,912,464	—	74,912,464
Industrials	—	101,124,106	—	101,124,106
Information Technology	964,696	30,200,724	—	31,165,420
Materials	—	37,854,592	—	37,854,592
Telecommunication Services	—	32,135,608	—	32,135,608
Utilities	—	3,128,948	—	3,128,948
Rights
Financials	—	22,524	—	22,524
Total Equity Securities	964,696	578,755,033	9	579,719,738
Mutual Funds
Money Market Funds	21,597,512	—	—	21,597,512
Total Mutual Funds	21,597,512	—	—	21,597,512
Investments in Securities	22,562,208	578,755,033	9	601,317,250
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	362,294	—	362,294
Liabilities
Forward Foreign Currency Exchange Contracts	—	(680,731)	—	(680,731)
Futures Contracts	(146,453)	—	—	(146,453)
Total	22,415,755	578,436,596	9	600,852,360

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the position of the security within the respective company's capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Multi-Advisor International Equity Fund

Statement of Assets and Liabilities

August 31, 2014 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $486,773,518)	$579,719,738
Affiliated issuers (identified cost $21,597,512)	21,597,512
Total investments (identified cost $508,371,030)	601,317,250
Cash	633,614
Foreign currency (identified cost $1,165,623)	1,165,496
Margin deposits	452,000
Unrealized appreciation on forward foreign currency exchange contracts	362,294
Receivable for:
Investments sold	2,166,657
Capital shares sold	3,865,621
Dividends	1,471,561
Reclaims	1,653,095
Expense reimbursement due from Investment Manager	22
Prepaid expenses	5,116
Trustees' deferred compensation plan	95,461
Other assets	30,789
Total assets	613,218,976
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	680,731
Payable for:
Investments purchased	6,075,403
Capital shares purchased	7,494,021
Variation margin	2,936
Investment management fees	12,933
Distribution and/or service fees	2,951
Transfer agent fees	95,118
Administration fees	1,308
Plan administration fees	21
Compensation of board members	171,974
Other expenses	88,167
Trustees' deferred compensation plan	95,461
Total liabilities	14,721,024
Net assets applicable to outstanding capital stock	$598,497,952
Represented by
Paid-in capital	$1,287,938,770
Excess of distributions over net investment income	(4,572,431)
Accumulated net realized loss	(777,303,428)
Unrealized appreciation (depreciation) on:
Investments	92,946,220
Foreign currency translations	(46,289)
Forward foreign currency exchange contracts	(318,437)
Futures contracts	(146,453)
Total — representing net assets applicable to outstanding capital stock	$598,497,952

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Multi-Advisor International Equity Fund

Statement of Assets and Liabilities (continued)

August 31, 2014 (Unaudited)

Class A
Net assets	$291,064,370
Shares outstanding	21,462,563
Net asset value per share	$13.56
Maximum offering price per share(a)	$14.39
Class B
Net assets	$3,174,640
Shares outstanding	261,038
Net asset value per share	$12.16
Class C
Net assets	$11,319,409
Shares outstanding	942,283
Net asset value per share	$12.01
Class I
Net assets	$2,722
Shares outstanding	196
Net asset value per share(b)	$13.86
Class K
Net assets	$101,686
Shares outstanding	7,372
Net asset value per share	$13.79
Class R
Net assets	$1,392,390
Shares outstanding	103,128
Net asset value per share	$13.50
Class R4
Net assets	$2,494
Shares outstanding	180
Net asset value per share(b)	$13.89
Class R5
Net assets	$35,179
Shares outstanding	2,528
Net asset value per share(b)	$13.91
Class W
Net assets	$74,623,777
Shares outstanding	5,501,641
Net asset value per share	$13.56
Class Y
Net assets	$15,376,930
Shares outstanding	1,108,509
Net asset value per share	$13.87
Class Z
Net assets	$201,404,355
Shares outstanding	14,588,051
Net asset value per share	$13.81

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Multi-Advisor International Equity Fund

Statement of Operations

Six Months Ended August 31, 2014 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$12,396,574
Dividends — affiliated issuers	7,899
Interest	7,883
Foreign taxes withheld	(961,368)
Total income	11,450,988
Expenses:
Investment management fees	2,513,629
Distribution and/or service fees
Class A	377,107
Class B	18,035
Class C	59,223
Class R	3,905
Class W	120,039
Transfer agent fees
Class A	412,771
Class B	4,923
Class C	16,199
Class K	26
Class R	2,136
Class R4	6
Class R5	8
Class W	138,170
Class Z	293,101
Administration fees	254,221
Plan administration fees
Class K	129
Compensation of board members	20,251
Custodian fees	90,232
Printing and postage fees	85,119
Registration fees	63,041
Professional fees	28,086
Other	10,269
Total expenses	4,510,626
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(63,519)
Expense reductions	(20,202)
Total net expenses	4,426,905
Net investment income	7,024,083
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	65,440,808
Foreign currency translations	(259,787)
Forward foreign currency exchange contracts	63,311
Futures contracts	863,791
Net realized gain	66,108,123
Net change in unrealized appreciation (depreciation) on:
Investments	(87,527,208)
Foreign currency translations	(72,563)
Forward foreign currency exchange contracts	(1,411,933)
Futures contracts	(738,967)
Net change in unrealized appreciation (depreciation)	(89,750,671)
Net realized and unrealized loss	(23,642,548)
Net decrease in net assets from operations	$(16,618,465)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Multi-Advisor International Equity Fund

Statement of Changes in Net Assets

	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
Operations
Net investment income	$7,024,083	$11,257,721
Net realized gain	66,108,123	125,104,946
Net change in unrealized appreciation (depreciation)	(89,750,671)	(13,137,027)
Net increase (decrease) in net assets resulting from operations	(16,618,465)	123,225,640
Increase (decrease) in net assets from capital stock activity	(140,382,695)	(313,880,792)
Proceeds from regulatory settlements (Note 6)	633,636	—
Total decrease in net assets	(156,367,524)	(190,655,152)
Net assets at beginning of period	754,865,476	945,520,628
Net assets at end of period	$598,497,952	$754,865,476
Excess of distributions over net investment income	$(4,572,431)	$(11,596,514)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Multi-Advisor International Equity Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	288,120	3,918,551	646,077	8,234,862
Redemptions	(1,648,725)	(22,465,636)	(3,875,355)	(49,195,352)
Net decrease	(1,360,605)	(18,547,085)	(3,229,278)	(40,960,490)
Class B shares
Subscriptions	2,735	33,270	6,253	75,199
Redemptions(a)	(82,633)	(1,002,011)	(267,444)	(3,061,752)
Net decrease	(79,898)	(968,741)	(261,191)	(2,986,553)
Class C shares
Subscriptions	23,805	288,262	57,315	653,865
Redemptions	(99,286)	(1,201,949)	(211,168)	(2,392,940)
Net decrease	(75,481)	(913,687)	(153,853)	(1,739,075)
Class I shares
Subscriptions	—	—	614,977	7,738,494
Redemptions	(1,134)	(15,898)	(2,598,019)	(32,648,086)
Net decrease	(1,134)	(15,898)	(1,983,042)	(24,909,592)
Class K shares
Redemptions	(507)	(7,101)	(2,116)	(27,822)
Net decrease	(507)	(7,101)	(2,116)	(27,822)
Class R shares
Subscriptions	16,225	219,883	24,953	317,832
Redemptions	(31,061)	(426,129)	(46,260)	(610,494)
Net decrease	(14,836)	(206,246)	(21,307)	(292,662)
Class R4 shares
Subscriptions	—	—	250	3,400
Redemptions	(285)	(4,033)	—	—
Net increase (decrease)	(285)	(4,033)	250	3,400
Class R5 shares
Subscriptions	2,306	31,854	793	10,824
Redemptions	(786)	(10,633)	—	—
Net increase	1,520	21,221	793	10,824
Class W shares
Subscriptions	1,282,487	17,340,448	8,591,377	109,329,950
Redemptions	(7,772,722)	(106,288,788)	(19,068,106)	(248,569,885)
Net decrease	(6,490,235)	(88,948,340)	(10,476,729)	(139,239,935)
Class Y shares
Redemptions	(21)	(300)	(119,142)	(1,500,000)
Net decrease	(21)	(300)	(119,142)	(1,500,000)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Multi-Advisor International Equity Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class Z shares
Subscriptions	70,248	967,966	375,335	4,867,671
Redemptions	(2,291,107)	(31,760,451)	(8,328,636)	(107,106,558)
Net decrease	(2,220,859)	(30,792,485)	(7,953,301)	(102,238,887)
Total net decrease	(10,242,341)	(140,382,695)	(24,198,916)	(313,880,792)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Multi-Advisor International Equity Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class A	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$13.88		$12.02		$11.68		$12.46		$10.68		$7.44
Income from investment operations:
Net investment income	0.14		0.15		0.17		0.14		0.14		0.13
Net realized and unrealized gain (loss)	(0.47)		1.71		0.56		(0.94)		1.85		3.51
Total from investment operations	(0.33)		1.86		0.73		(0.80)		1.99		3.64
Less distributions to shareholders:
Net investment income	—		—		(0.39)		—		(0.21)		(0.43)
Total distributions to shareholders	—		—		(0.39)		—		(0.21)		(0.43)
Proceeds from regulatory settlements	0.01		—		—		0.02		0.00	(a)	0.03
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		—		0.00	(a)
Net asset value, end of period	$13.56		$13.88		$12.02		$11.68		$12.46		$10.68
Total return	(2.31	%)(b)	15.47%		6.41%		(6.26	%)(c)	18.80%		49.61%
Ratios to average net assets(d)
Total gross expenses	1.48	%(e)	1.42	%(f)	1.39	%(f)	1.36%		1.33	%(f)	1.26	%(f)
Total net expenses(g)	1.45	%(e)(h)	1.42	%(f)(h)	1.38	%(f)(h)	1.32	%(h)	1.33	%(f)(h)	1.26	%(f)(h)
Net investment income	2.06	%(e)	1.20%		1.46%		1.20%		1.27%		1.26%
Supplemental data
Net assets, end of period (in thousands)	$291,064		$316,823		$313,239		$356,708		$24,668		$24,243
Portfolio turnover	47%		125%		100%		112%		92%		127%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.10%.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.19%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Multi-Advisor International Equity Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class B	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$12.50		$10.90		$10.55		$11.34		$9.75		$6.82
Income from investment operations:
Net investment income	0.08		0.06		0.09		0.06		0.07		0.06
Net realized and unrealized gain (loss)	(0.43)		1.54		0.49		(0.87)		1.66		3.20
Total from investment operations	(0.35)		1.60		0.58		(0.81)		1.73		3.26
Less distributions to shareholders:
Net investment income	—		—		(0.23)		—		(0.14)		(0.36)
Total distributions to shareholders	—		—		(0.23)		—		(0.14)		(0.36)
Proceeds from regulatory settlements	0.01		—		—		0.02		0.00	(a)	0.03
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		—		0.00	(a)
Net asset value, end of period	$12.16		$12.50		$10.90		$10.55		$11.34		$9.75
Total return	(2.72	%)(b)	14.68%		5.59%		(6.97	%)(c)	17.88%		48.47%
Ratios to average net assets(d)
Total gross expenses	2.23	%(e)	2.17	%(f)	2.13	%(f)	2.11%		2.08	%(f)	2.01	%(f)
Total net expenses(g)	2.20	%(e)(h)	2.17	%(f)(h)	2.12	%(f)(h)	2.06	%(h)	2.08	%(f)(h)	2.01	%(f)(h)
Net investment income	1.35	%(e)	0.52%		0.91%		0.62%		0.70%		0.60%
Supplemental data
Net assets, end of period (in thousands)	$3,175		$4,260		$6,566		$11,838		$784		$1,190
Portfolio turnover	47%		125%		100%		112%		92%		127%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.10%.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.20%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Multi-Advisor International Equity Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class C	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$12.34		$10.77		$10.42		$11.20		$9.63		$6.73
Income from investment operations:
Net investment income	0.08		0.05		0.07		0.05		0.07		0.05
Net realized and unrealized gain (loss)	(0.42)		1.52		0.51		(0.85)		1.64		3.18
Total from investment operations	(0.34)		1.57		0.58		(0.80)		1.71		3.23
Less distributions to shareholders:
Net investment income	—		—		(0.23)		—		(0.14)		(0.36)
Total distributions to shareholders	—		—		(0.23)		—		(0.14)		(0.36)
Proceeds from regulatory settlements	0.01		—		—		0.02		0.00	(a)	0.03
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		—		0.00	(a)
Net asset value, end of period	$12.01		$12.34		$10.77		$10.42		$11.20		$9.63
Total return	(2.67	%)(b)	14.58%		5.64%		(6.96	%)(c)	17.89%		48.67%
Ratios to average net assets(d)
Total gross expenses	2.23	%(e)	2.17	%(f)	2.14	%(f)	2.10%		2.08	%(f)	2.01	%(f)
Total net expenses(g)	2.20	%(e)(h)	2.17	%(f)(h)	2.13	%(f)(h)	2.07	%(h)	2.08	%(f)(h)	2.01	%(f)(h)
Net investment income	1.31	%(e)	0.45%		0.72%		0.48%		0.72%		0.55%
Supplemental data
Net assets, end of period (in thousands)	$11,319		$12,562		$12,619		$15,058		$1,272		$1,728
Portfolio turnover	47%		125%		100%		112%		92%		127%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.10%.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.19%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Multi-Advisor International Equity Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class I	(Unaudited)		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$14.15		$12.20		$11.89		$12.62		$11.64
Income from investment operations:
Net investment income	0.19		0.30		0.22		0.22		0.02
Net realized and unrealized gain (loss)	(0.49)		1.65		0.58		(0.97)		1.21
Total from investment operations	(0.30)		1.95		0.80		(0.75)		1.23
Less distributions to shareholders:
Net investment income	—		—		(0.49)		—		(0.25)
Total distributions to shareholders	—		—		(0.49)		—		(0.25)
Proceeds from regulatory settlements	0.01		—		—		0.02		0.00	(b)
Net asset value, end of period	$13.86		$14.15		$12.20		$11.89		$12.62
Total return	(2.05	%)(c)	15.98%		6.96%		(5.78	%)(d)	10.69%
Ratios to average net assets(e)
Total gross expenses	0.96	%(f)	0.93	%(g)	0.93	%(g)	0.84%		0.95	%(f)(g)
Total net expenses(h)	0.96	%(f)	0.93	%(g)	0.93	%(g)	0.84%		0.95	%(f)(g)(i)
Net investment income	2.77	%(f)	2.38%		1.90%		1.87%		0.32	%(f)
Supplemental data
Net assets, end of period (in thousands)	$3		$19		$24,204		$78,467		$47,056
Portfolio turnover	47%		125%		100%		112%		92%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.10%.

(d)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.19%.

(e)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(f)  Annualized.

(g)  Ratios include line of credit interest expense which is less than 0.01%.

(h)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Multi-Advisor International Equity Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,
Class K	(Unaudited)		2014		2013		2012(a)
Per share data
Net asset value, beginning of period	$14.11		$12.20		$11.85		$12.54
Income from investment operations:
Net investment income	0.16		0.17		0.18		0.15
Net realized and unrealized gain (loss)	(0.49)		1.74		0.58		(0.86)
Total from investment operations	(0.33)		1.91		0.76		(0.71)
Less distributions to shareholders:
Net investment income	—		—		(0.41)		—
Total distributions to shareholders	—		—		(0.41)		—
Proceeds from regulatory settlements	0.01		—		—		0.02
Net asset value, end of period	$13.79		$14.11		$12.20		$11.85
Total return	(2.27	%)(b)	15.66%		6.64%		(5.50	%)(c)
Ratios to average net assets(d)
Total gross expenses	1.25	%(e)	1.24	%(f)	1.24	%(f)	1.21	%(e)
Total net expenses(g)	1.25	%(e)	1.24	%(f)	1.24	%(f)	1.21	%(e)
Net investment income	2.25	%(e)	1.32%		1.61%		1.33	%(e)
Supplemental data
Net assets, end of period (in thousands)	$102		$111		$122		$135
Portfolio turnover	47%		125%		100%		112%

Notes to Financial Highlights

(a)  Based on operations from March 7, 2011 (commencement of operations) through the stated period end.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.10%.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.19%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Multi-Advisor International Equity Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class R	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$13.84		$12.01		$11.64		$12.45		$10.68		$7.44
Income from investment operations:
Net investment income	0.13		0.11		0.14		0.11		0.13		0.09
Net realized and unrealized gain (loss)	(0.48)		1.72		0.57		(0.94)		1.83		3.53
Total from investment operations	(0.35)		1.83		0.71		(0.83)		1.96		3.62
Less distributions to shareholders:
Net investment income	—		—		(0.34)		—		(0.19)		(0.41)
Total distributions to shareholders	—		—		(0.34)		—		(0.19)		(0.41)
Proceeds from regulatory settlements	0.01		—		—		0.02		0.00	(a)	0.03
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		—		0.00	(a)
Net asset value, end of period	$13.50		$13.84		$12.01		$11.64		$12.45		$10.68
Total return	(2.46	%)(b)	15.24%		6.20%		(6.51	%)(c)	18.47%		49.28%
Ratios to average net assets(d)
Total gross expenses	1.73	%(e)	1.67	%(f)	1.64	%(f)	1.62%		1.58	%(f)	1.51	%(f)
Total net expenses(g)	1.70	%(e)(h)	1.67	%(f)(h)	1.63	%(f)(h)	1.57	%(h)	1.58	%(f)(h)	1.51	%(f)(h)
Net investment income	1.89	%(e)	0.87%		1.22%		0.98%		1.13%		0.86%
Supplemental data
Net assets, end of period (in thousands)	$1,392		$1,632		$1,673		$1,899		$287		$289
Portfolio turnover	47%		125%		100%		112%		92%		127%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.10%.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.19%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Multi-Advisor International Equity Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$14.20		$12.27		$11.62
Income from investment operations:
Net investment income	0.19		0.18		0.02
Net realized and unrealized gain (loss)	(0.51)		1.75		0.92
Total from investment operations	(0.32)		1.93		0.94
Less distributions to shareholders:
Net investment income	—		—		(0.29)
Total distributions to shareholders	—		—		(0.29)
Proceeds from regulatory settlements	0.01		—		—
Net asset value, end of period	$13.89		$14.20		$12.27
Total return	(2.18	%)(b)	15.73%		8.17%
Ratios to average net assets(c)
Total gross expenses	1.24	%(d)	1.19	%(e)	1.25	%(d)
Total net expenses(f)	1.20	%(d)(g)	1.19	%(e)(g)	1.25	%(d)
Net investment income	2.71	%(d)	1.35%		0.55	%(d)
Supplemental data
Net assets, end of period (in thousands)	$2		$7		$3
Portfolio turnover	47%		125%		100%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.10%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Multi-Advisor International Equity Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,
Class R5	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$14.21		$12.26		$11.62
Income from investment operations:
Net investment income	0.13		0.32		0.03
Net realized and unrealized gain (loss)	(0.44)		1.63		0.92
Total from investment operations	(0.31)		1.95		0.95
Less distributions to shareholders:
Net investment income	—		—		(0.31)
Total distributions to shareholders	—		—		(0.31)
Proceeds from regulatory settlements	0.01		—		—
Net asset value, end of period	$13.91		$14.21		$12.26
Total return	(2.11	%)(b)	15.91%		8.20%
Ratios to average net assets(c)
Total gross expenses	1.02	%(d)	1.04	%(e)	1.05	%(d)
Total net expenses(f)	1.02	%(d)	1.04	%(e)	1.05	%(d)
Net investment income	1.93	%(d)	2.45%		0.75	%(d)
Supplemental data
Net assets, end of period (in thousands)	$35		$14		$3
Portfolio turnover	47%		125%		100%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.10%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Multi-Advisor International Equity Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class W	(Unaudited)		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$13.88		$12.02		$11.68		$12.46		$11.48
Income from investment operations:
Net investment income	0.16		0.13		0.16		0.12		0.02
Net realized and unrealized gain (loss)	(0.49)		1.73		0.57		(0.92)		1.17
Total from investment operations	(0.33)		1.86		0.73		(0.80)		1.19
Less distributions to shareholders:
Net investment income	—		—		(0.39)		—		(0.21)
Total distributions to shareholders	—		—		(0.39)		—		(0.21)
Proceeds from regulatory settlements	0.01		—		—		0.02		0.00	(b)
Net asset value, end of period	$13.56		$13.88		$12.02		$11.68		$12.46
Total return	(2.31	%)(c)	15.47%		6.40%		(6.26	%)(d)	10.52%
Ratios to average net assets(e)
Total gross expenses	1.48	%(f)	1.41	%(g)	1.40	%(g)	1.38%		1.30	%(f)(g)
Total net expenses(h)	1.46	%(f)(i)	1.41	%(g)(i)	1.39	%(g)(i)	1.33	%(i)	1.30	%(f)(g)(i)
Net investment income	2.32	%(f)	1.05%		1.42%		1.06%		0.33	%(f)
Supplemental data
Net assets, end of period (in thousands)	$74,624		$166,486		$270,144		$232,777		$3
Portfolio turnover	47%		125%		100%		112%		92%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.10%.

(d)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.19%.

(e)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(f)  Annualized.

(g)  Ratios include line of credit interest expense which is less than 0.01%.

(h)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Multi-Advisor International Equity Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,
Class Y	(Unaudited)		2014		2013		2012(a)
Per share data
Net asset value, beginning of period	$14.16		$12.21		$11.89		$12.55
Income from investment operations:
Net investment income	0.18		0.22		0.21		0.18
Net realized and unrealized gain (loss)	(0.48)		1.73		0.59		(0.86)
Total from investment operations	(0.30)		1.95		0.80		(0.68)
Less distributions to shareholders:
Net investment income	—		—		(0.48)		—
Total distributions to shareholders	—		—		(0.48)		—
Proceeds from regulatory settlements	0.01		—		—		0.02
Net asset value, end of period	$13.87		$14.16		$12.21		$11.89
Total return	(2.05	%)(b)	15.97%		6.98%		(5.26	%)(c)
Ratios to average net assets(d)
Total gross expenses	0.95	%(e)	0.94	%(f)	0.95	%(f)	0.88	%(e)
Total net expenses(g)	0.95	%(e)	0.94	%(f)	0.95	%(f)	0.88	%(e)
Net investment income	2.54	%(e)	1.67%		1.79%		1.64	%(e)
Supplemental data
Net assets, end of period (in thousands)	$15,377		$15,701		$14,990		$12,780
Portfolio turnover	47%		125%		100%		112%

Notes to Financial Highlights

(a)  Based on operations from March 7, 2011 (commencement of operations) through the stated period end.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.10%.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.19%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Multi-Advisor International Equity Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class Z	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$14.11		$12.19		$11.86		$12.62		$10.81		$7.52
Income from investment operations:
Net investment income	0.16		0.19		0.23		0.18		0.18		0.17
Net realized and unrealized gain (loss)	(0.47)		1.73		0.54		(0.96)		1.87		3.55
Total from investment operations	(0.31)		1.92		0.77		(0.78)		2.05		3.72
Less distributions to shareholders:
Net investment income	—		—		(0.44)		—		(0.24)		(0.46)
Total distributions to shareholders	—		—		(0.44)		—		(0.24)		(0.46)
Proceeds from regulatory settlements	0.01		—		—		0.02		0.00	(a)	0.03
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		—		0.00	(a)
Net asset value, end of period	$13.81		$14.11		$12.19		$11.86		$12.62		$10.81
Total return	(2.13	%)(b)	15.75%		6.72%		(6.02	%)(c)	19.08%		50.09%
Ratios to average net assets(d)
Total gross expenses	1.23	%(e)	1.17	%(f)	1.13	%(f)	1.11%		1.08	%(f)	1.01	%(f)
Total net expenses(g)	1.20	%(e)(h)	1.17	%(f)(h)	1.12	%(f)(h)	1.08	%(h)	1.08	%(f)(h)	1.01	%(f)(h)
Net investment income	2.32	%(e)	1.50%		2.00%		1.53%		1.58%		1.59%
Supplemental data
Net assets, end of period (in thousands)	$201,404		$237,249		$301,958		$1,093,867		$1,177,541		$1,375,538
Portfolio turnover	47%		125%		100%		112%		92%		127%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.10%.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.19%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Multi-Advisor International Equity Fund

Notes to Financial Statements

August 31, 2014 (Unaudited)

Note 1. Organization

Columbia Multi-Advisor International Equity Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or

Semiannual Report 2014

Columbia Multi-Advisor International Equity Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a

Semiannual Report 2014

Columbia Multi-Advisor International Equity Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or if the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities, to shift investment exposure from one currency to another and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark and/or to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to the securities market and maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions.These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value

Semiannual Report 2014

Columbia Multi-Advisor International Equity Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the

Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of August 31, 2014:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)	Net Amount ($)(b)
Asset Derivatives:
Forward Foreign Currency Exchange Contracts	362,294	—	362,294	362,294	—	—	—
				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(c)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)	Net Amount ($)(d)
Liability Derivatives:
Forward Foreign Currency Exchange Contracts	680,731	—	680,731	362,294	—	—	318,437

(a)  Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)  Represents the net amount due from counterparties in the event of default.

(c)  Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(d)  Represents the net amount due to counterparties in the event of default.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at August 31, 2014:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	362,294

Semiannual Report 2014

Columbia Multi-Advisor International Equity Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	146,453	*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	680,731
Total		827,184

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended August 31, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Total ($)
Equity risk	—	863,791	863,791
Foreign exchange risk	63,311	—	63,311
Total	63,311	863,791	927,102
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Total ($)
Equity risk	—	(738,967)	(738,967)
Foreign exchange risk	(1,411,933)	—	(1,411,933)
Total	(1,411,933)	(738,967)	(2,150,900)

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended Aug 31, 2014:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	9,376,823
Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	303,683	(734,680)

*Based on the ending quarterly outstanding amounts for the six months ended Aug 31, 2014.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The

Semiannual Report 2014

Columbia Multi-Advisor International Equity Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.79% to 0.62% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended August 31, 2014 was 0.78% of the Fund's average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and wholly-owned subsidiary of Ameriprise Financial, to serve as the subadviser to the Fund. The Investment Manager compensates Threadneedle to manage the investment of the Fund's assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended August 31, 2014 was 0.08% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2014, other expenses paid by the Fund to this company were $1,009.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for

Semiannual Report 2014

Columbia Multi-Advisor International Equity Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

certain out-of-pocket fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares are not subject to transfer agent fees.

For the six months ended August 31, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.27%
Class B	0.27
Class C	0.27
Class K	0.05
Class R	0.27
Class R4	0.28
Class R5	0.05
Class W	0.29
Class Z	0.27

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2014, these minimum account balance fees reduced total expenses of the Fund by $20,202.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rates of 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class B, Class C, Class R and Class W shares, respectively.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $39,098 for Class A, $589 for Class Band $195 for Class C shares for the six months ended August 31, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective July 1, 2014	Contractual Expense Cap Prior to July 1, 2014
Class A	1.49%	1.44%
Class B	2.24	2.19
Class C	2.24	2.19
Class I	1.05	1.01
Class K	1.35	1.31
Class R	1.74	1.69
Class R4	1.24	1.19
Class R5	1.10	1.06
Class W	1.49	1.44
Class Y	1.05	1.01
Class Z	1.24	1.19

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual

Semiannual Report 2014

Columbia Multi-Advisor International Equity Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2014, the cost of investments for federal income tax purposes was approximately $508,371,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$106,065,000
Unrealized depreciation	(13,119,000)
Net unrealized appreciation	$92,946,000

The following capital loss carryforwards, determined as of February 28, 2014 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	$281,271,418
2018	552,155,697
Total	$833,427,115

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat late-year ordinary losses of $8,600,677 as arising on March 1, 2014.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations aggregated to $294,589,258 and $423,262,022, respectively, for the six months ended

August 31, 2014. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Regulatory Settlements

During the six months ended August 31, 2014, the Fund received $633,636 as a result of a regulatory settlement proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds. This amount represented the Fund's portion of the proceeds from the settlement (neither the Fund nor the Investment Manager were a party to the proceeding). The payments have been included in Proceeds from regulatory settlements in the Statement of Changes in Net Assets.

Note 7. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At August 31, 2014, one unaffiliated shareholder of record owned 25.2% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 42.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per

Semiannual Report 2014

Columbia Multi-Advisor International Equity Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended August 31, 2014.

Note 10. Significant Risks

Financial Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the financial sector than if it were invested in a wider variety of companies in unrelated sectors.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws.

AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014

Columbia Multi-Advisor International Equity Fund

Approval of Investment Management Services and Subadvisory Agreements

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Multi-Advisor International Equity Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Threadneedle International Limited (the Subadviser), an affiliate of Columbia Management, the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2014, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed expense caps for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 9-11, 2014 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the successful implementation of a globalization initiative, which, among other things, increased worldwide analyst support for global products, the reorganization of the Informational Technology research team, the hiring of additional personnel to assist the Asset Allocation team and the global restructuring of the Senior Operational team. The Board took into account the information it received and reviewed concerning Columbia Management's ongoing oversight and monitoring of the subadvisers, observing the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other noted services, investment, risk and compliance oversight. The Board also took into account Columbia Management's Subadviser oversight structure and the Columbia Management team dedicated thereto, which the Board recalled had added staff and technology resources during 2013. The Board also noted the information it received concerning Columbia Management's ability to retain its key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2013 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the

Semiannual Report 2014

Columbia Multi-Advisor International Equity Fund

Approval of Investment Management Services and
Subadvisory Agreements (continued)

Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser's capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreement. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below), as well as the Investment Manager's recommendation that the Board approve renewal of the Subadvisory Agreement with the Subadviser, the Board concluded that the services being performed under the Subadvisory Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser was in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed the Fund's underperformance for certain periods, noting that appropriate steps (such as changes to the management teams and strategy) had been taken or are contemplated to help improve the Fund's performance.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Management's process for monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the 2013 report provided by an independent consulting firm, Bobroff Consulting (the Independent Consultant), that concluded that the Funds' standardized investment management fee rates were within a reasonable range. The Board took into account that the Fund's total expense ratio was below the peer universe's median

Semiannual Report 2014

Columbia Multi-Advisor International Equity Fund

Approval of Investment Management Services and
Subadvisory Agreements (continued)

expense ratio shown in the reports. It was observed that various proposals concerning the Funds' transfer agency and sub-transfer agency fee structures, and other changes impacting the Funds' pricing structure and fees, are expected to be considered at a later Board meeting which, if adopted, would alter the current pricing philosophy.

Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts. Based on its review, the Board concluded that the Fund's investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that: (i) the Independent Consultant concluded that 2012 profitability was reasonable; (ii) 2013 profitability only moderately exceeded 2012 levels; and (iii) 2013 profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 11, 2014, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

Semiannual Report 2014

Columbia Multi-Advisor International Equity Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014

Columbia Multi-Advisor International Equity Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR201_02_D01_(10/14)

Semiannual Report

August 31, 2014

Columbia Small Cap Value Fund II

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

Continued Economic Recovery

The U.S. economy improved along with a warm-up in the weather during the second quarter of 2014. Economic data generally beat expectations with positive news from major market sectors. Strong hiring brought unemployment down to 6.1%. Manufacturing activity remained robust. Personal income growth was healthy with accelerated wage gains, an increased savings rate of 4.8% and a 35-year low in household debt as a percentage of income. After a slow start, the housing market showed renewed strength. Sales rose and pending sales, a key indicator of future activity, rose strongly near the end of the quarter. Consumer spending was somewhat lackluster, but consumer confidence rose to a post-recession high.

Against this backdrop, the Federal Reserve (the Fed) maintained a steady hand, while central banks outside of the United States took steps to stimulate growth. Investors were the beneficiaries of a stable environment and accommodative monetary policy. Equity markets stabilized at high levels with the S&P 500 Index setting a new record high above 1900. Every major asset class delivered gains for the period. All 10 sectors within the S&P 500 Index delivered gains, led by energy, utilities and technology. Large- and mid-cap stocks outperformed small-cap stocks by a considerable margin.

Interest rates moved lower, resulting in positive returns for most domestic fixed-income sectors. The Barclays U.S. Aggregate Bond Index returned 2.04%, while mortgage and securitized bonds, investment-grade and high-yield corporate and municipal bonds returned around 2.50% for the second quarter of 2014. U.S. convertible bonds and Treasury Inflation Protected Securities generated somewhat stronger returns. Emerging-market bonds were the period's best fixed-income performers, with returns in line with U.S. equities.

Stay on Track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities. The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia Small Cap Value Fund II

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	16
Notes to Financial Statements	25
Approval of Investment Management Services Agreement	31
Important Information About This Report	33
Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Small Cap Value Fund II

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Small Cap Value Fund II (the Fund) Class A shares returned 2.04% excluding sales charges for the six-month period that ended August 31, 2014.

>  The Fund outperformed its benchmark, the Russell 2000 Value Index, which returned 1.62% for the same time period.

Average Annual Total Returns (%) (for period ended August 31, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	05/01/02
Excluding sales charges		2.04	19.20	17.01	9.84
Including sales charges		-3.85	12.33	15.63	9.19
Class B	05/01/02
Excluding sales charges		1.66	18.25	16.14	9.01
Including sales charges		-3.25	13.25	15.92	9.01
Class C	05/01/02
Excluding sales charges		1.60	18.26	16.14	9.00
Including sales charges		0.62	17.26	16.14	9.00
Class I*	09/27/10	2.23	19.68	17.45	10.04
Class R*	01/23/06	1.89	18.83	16.72	9.55
Class R4*	11/08/12	2.15	19.43	17.11	9.88
Class R5*	11/08/12	2.20	19.64	17.17	9.91
Class Y*	11/08/12	2.20	19.66	17.19	9.92
Class Z	05/01/02	2.18	19.51	17.33	10.11
Russell 2000 Value Index		1.62	18.10	15.74	8.43

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Russell 2000 Value Index, an unmanaged index, tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
2

Columbia Small Cap Value Fund II

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at August 31, 2014)
VCA, Inc.	1.3
Symetra Financial Corp.	1.3
Deluxe Corp.	1.2
American Assets Trust, Inc.	1.2
Trinity Industries, Inc.	1.2
LifePoint Hospitals, Inc.	1.2
American Equity Investment Life Holding Co.	1.2
Finish Line, Inc., Class A (The)	1.1
Neenah Paper, Inc.	1.1
Amtrust Financial Services, Inc.	1.1

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at August 31, 2014)
Common Stocks	97.0
Consumer Discretionary	11.7
Consumer Staples	1.0
Energy	8.0
Financials	33.1
Health Care	7.3
Industrials	9.3
Information Technology	12.4
Materials	9.6
Utilities	4.6
Money Market Funds	3.0
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Christian Stadlinger, Ph.D., CFA

Jarl Ginsberg, CFA, CAIA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2014 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2014
3

Columbia Small Cap Value Fund II

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2014 – August 31, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,020.40	1,018.55	6.45	6.44	1.28
Class B	1,000.00	1,000.00	1,016.60	1,014.81	10.21	10.20	2.03
Class C	1,000.00	1,000.00	1,016.00	1,014.81	10.20	10.20	2.03
Class I	1,000.00	1,000.00	1,022.30	1,020.74	4.24	4.23	0.84
Class R	1,000.00	1,000.00	1,018.90	1,017.30	7.70	7.70	1.53
Class R4	1,000.00	1,000.00	1,021.50	1,019.80	5.19	5.19	1.03
Class R5	1,000.00	1,000.00	1,022.00	1,020.54	4.44	4.43	0.88
Class Y	1,000.00	1,000.00	1,022.00	1,020.69	4.28	4.28	0.85
Class Z	1,000.00	1,000.00	1,021.80	1,019.80	5.19	5.19	1.03

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2014
4

Columbia Small Cap Value Fund II

Portfolio of Investments

August 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 96.7%

Issuer	Shares	Value ($)
Consumer Discretionary 11.6%
Auto Components 2.7%
American Axle & Manufacturing Holdings, Inc.(a)	715,000	12,941,500
Tenneco, Inc.(a)	300,000	19,224,000
Tower International, Inc.(a)	500,000	16,765,000
Total		48,930,500
Diversified Consumer Services 0.9%
Nord Anglia Education, Inc.(a)	825,000	15,798,750
Hotels, Restaurants & Leisure 1.6%
Del Frisco's Restaurant Group, Inc.(a)	600,000	13,278,000
Sonic Corp.(a)	750,000	15,832,500
Total		29,110,500
Household Durables 2.4%
Helen of Troy Ltd.(a)	267,000	15,544,740
KB Home	800,000	14,200,000
Standard Pacific Corp.(a)	1,775,000	14,856,750
Total		44,601,490
Specialty Retail 3.0%
American Eagle Outfitters, Inc.	650,000	9,152,000
Christopher & Banks Corp.(a)	595,000	5,694,150
Finish Line, Inc., Class A (The)	675,000	20,000,250
Sonic Automotive, Inc., Class A	405,000	10,003,500
TravelCenters of America LLC(a)	805,000	9,168,950
Total		54,018,850
Textiles, Apparel & Luxury Goods 1.0%
Skechers U.S.A., Inc., Class A(a)	325,000	18,970,250
Total Consumer Discretionary		211,430,340
Consumer Staples 1.0%
Food Products 1.0%
TreeHouse Foods, Inc.(a)	225,000	18,567,000
Total Consumer Staples		18,567,000
Energy 7.9%
Energy Equipment & Services 3.2%
Basic Energy Services, Inc.(a)	605,000	14,647,050
C&J Energy Services, Inc.(a)	350,000	10,041,500
Helix Energy Solutions Group, Inc.(a)	675,000	18,441,000
Tesco Corp.	748,600	15,885,292
Total		59,014,842

Common Stocks (continued)

Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 4.7%
Athlon Energy, Inc.(a)	390,000	18,150,600
Delek U.S. Holdings, Inc.	300,000	10,494,000
Goodrich Petroleum Corp.(a)	525,000	11,602,500
Green Plains, Inc.	166,400	7,436,416
Gulfport Energy Corp.(a)	130,000	7,605,000
Parsley Energy, Inc., Class A(a)	619,282	13,574,661
PDC Energy, Inc.(a)	275,000	16,524,750
Total		85,387,927
Total Energy		144,402,769
Financials 33.0%
Banks 12.3%
Community Bank System, Inc.	525,000	18,553,500
FirstMerit Corp.	500,000	8,617,500
Independent Bank Corp.	475,000	17,484,750
PrivateBancorp, Inc.	585,000	17,263,350
Prosperity Bancshares, Inc.	310,000	18,724,000
Renasant Corp.	670,000	19,383,100
Sandy Spring Bancorp, Inc.	575,000	13,897,750
Sterling Bancorp	1,500,000	19,005,000
Susquehanna Bancshares, Inc.	1,347,001	13,901,050
Umpqua Holdings Corp.	1,020,391	17,826,231
Union Bankshares Corp.	670,000	15,832,100
Western Alliance Bancorp(a)	770,000	18,179,700
Wilshire Bancorp, Inc.	1,352,400	13,199,424
Wintrust Financial Corp.	272,300	12,681,011
Total		224,548,466
Capital Markets 1.5%
Apollo Investment Corp.	901,281	7,904,234
Medley Capital Corp.	1,163,415	14,914,980
Triplepoint Venture Growth BDC Corp.	249,147	3,866,762
Total		26,685,976
Diversified Financial Services 0.7%
PHH Corp.(a)	525,000	12,579,000
Insurance 7.1%
American Equity Investment Life Holding Co.	830,000	20,534,200
AMERISAFE, Inc.	480,000	18,110,400
Amtrust Financial Services, Inc.	445,000	19,593,350

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
5

Columbia Small Cap Value Fund II

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Argo Group International Holdings Ltd.	303,482	15,975,293
CNO Financial Group, Inc.	950,000	16,957,500
Hilltop Holdings, Inc.(a)	700,000	14,819,000
Symetra Financial Corp.	925,000	22,514,500
Total		128,504,243
Real Estate Investment Trusts (REITs) 9.0%
Altisource Residential Corp.	434,100	10,652,814
American Assets Trust, Inc.	600,000	21,030,000
Brandywine Realty Trust	771,845	12,364,957
CubeSmart	740,000	13,764,000
First Industrial Realty Trust, Inc.	1,020,000	18,564,000
Geo Group, Inc. (The)	290,000	10,851,800
Highwoods Properties, Inc.	325,000	13,828,750
Kilroy Realty Corp.	244,000	15,433,000
LaSalle Hotel Properties	375,000	13,706,250
Pennsylvania Real Estate Investment Trust	485,000	9,777,600
PennyMac Mortgage Investment Trust	490,000	10,907,400
QTS Realty Trust Inc., Class A	435,000	13,115,250
Total		163,995,821
Thrifts & Mortgage Finance 2.4%
EverBank Financial Corp.	775,000	14,632,000
MGIC Investment Corp.(a)	810,000	6,828,300
Oritani Financial Corp.	742,259	11,133,885
Radian Group, Inc.	800,000	11,648,000
Total		44,242,185
Total Financials		600,555,691
Health Care 7.3%
Health Care Equipment & Supplies 0.4%
Symmetry Medical, Inc.(a)	697,301	6,429,115
Health Care Providers & Services 5.3%
Healthways, Inc.(a)	805,032	14,055,859
Kindred Healthcare, Inc.	594,577	12,278,015
LHC Group, Inc.(a)	410,000	10,553,400
LifePoint Hospitals, Inc.(a)	275,000	20,570,000
PharMerica Corp.(a)	597,900	14,881,731
VCA, Inc.(a)	575,000	23,431,250
Total		95,770,255
Health Care Technology 0.6%
MedAssets, Inc.(a)	500,000	11,500,000

Common Stocks (continued)

Issuer	Shares	Value ($)
Pharmaceuticals 1.0%
Catalent, Inc.(a)	863,991	18,575,806
Total Health Care		132,275,176
Industrials 9.3%
Airlines 0.8%
Alaska Air Group, Inc.	310,000	14,365,400
Commercial Services & Supplies 2.1%
Deluxe Corp.	365,000	21,735,750
Steelcase, Inc., Class A	350,000	5,495,000
United Stationers, Inc.	265,000	10,772,250
Total		38,003,000
Construction & Engineering 1.1%
EMCOR Group, Inc.	325,000	14,040,000
Tutor Perini Corp.(a)	175,945	5,257,237
Total		19,297,237
Machinery 2.0%
Trinity Industries, Inc.	430,000	20,803,400
Wabash National Corp.(a)	1,100,000	15,554,000
Total		36,357,400
Professional Services 1.0%
Navigant Consulting, Inc.(a)	1,125,000	18,326,250
Road & Rail 1.7%
Heartland Express, Inc.	560,000	13,132,000
Swift Transportation Co.(a)	820,000	17,367,600
Total		30,499,600
Trading Companies & Distributors 0.6%
United Rentals, Inc.(a)	97,000	11,412,050
Total Industrials		168,260,937
Information Technology 12.4%
Communications Equipment 0.9%
Ciena Corp.(a)	420,000	8,689,800
Finisar Corp.(a)	385,000	7,819,350
Total		16,509,150
Electronic Equipment, Instruments & Components 0.9%
Insight Enterprises, Inc.(a)	250,000	6,560,000
Rogers Corp.(a)	175,000	10,531,500
Total		17,091,500

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
6

Columbia Small Cap Value Fund II

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Internet Software & Services 1.7%
Endurance International Group Holdings, Inc.(a)	1,325,000	17,834,500
Saba Software, Inc.(a)	961,302	13,448,615
Total		31,283,115
IT Services 1.2%
Global Cash Access Holdings, Inc.(a)	1,625,000	12,691,250
Unisys Corp.(a)	350,000	8,193,500
Total		20,884,750
Semiconductors & Semiconductor Equipment 5.7%
Fairchild Semiconductor International, Inc.(a)	700,000	12,285,000
Integrated Device Technology, Inc.(a)	1,155,000	18,999,750
Integrated Silicon Solution	800,000	11,864,000
IXYS Corp.	1,125,000	13,488,750
Kulicke & Soffa Industries, Inc.(a)	1,300,000	19,097,000
Micrel, Inc.	917,732	11,499,182
Rudolph Technologies, Inc.(a)	525,000	5,076,750
SunEdison, Inc.(a)	490,000	10,794,700
Total		103,105,132
Software 2.0%
BroadSoft, Inc.(a)	315,000	7,515,900
Envivio, Inc.(a)	666,848	1,193,658
EPIQ Systems, Inc.	844,621	12,289,235
Mentor Graphics Corp.	700,000	15,267,000
Total		36,265,793
Total Information Technology		225,139,440
Materials 9.6%
Chemicals 2.7%
Axiall Corp.	265,000	11,018,700
OM Group, Inc.	365,000	9,709,000
Orion Engineered Carbons SA(a)	601,742	10,271,736
Taminco Corp.(a)	745,000	17,842,750
Total		48,842,186
Metals & Mining 3.2%
AK Steel Holding Corp.(a)	1,450,000	15,834,000
Constellium NV(a)	460,000	13,100,800
Materion Corp.	477,300	15,574,299
Worthington Industries, Inc.	355,000	14,356,200
Total		58,865,299

Common Stocks (continued)

Issuer	Shares	Value ($)
Paper & Forest Products 3.7%
Boise Cascade Co.(a)	420,000	12,625,200
Clearwater Paper Corp.(a)	243,000	16,815,600
KapStone Paper and Packaging Corp.(a)	560,000	17,214,400
Neenah Paper, Inc.	360,000	19,681,200
Total		66,336,400
Total Materials		174,043,885
Utilities 4.6%
Electric Utilities 0.9%
UIL Holdings Corp.	419,000	15,607,750
Gas Utilities 2.4%
New Jersey Resources Corp.	325,000	16,974,750
South Jersey Industries, Inc.	260,615	15,102,639
Southwest Gas Corp.	240,000	12,530,400
Total		44,607,789
Independent Power and Renewable Electricity Producers 0.2%
TerraForm Power, Inc., Class A(a)	113,981	3,560,767
Multi-Utilities 1.1%
Avista Corp.	600,000	19,476,000
Total Utilities		83,252,306
Total Common Stocks (Cost: $1,207,844,090)		1,757,927,544

Money Market Funds 3.0%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.100%(b)(c)	54,013,099	54,013,099
Total Money Market Funds (Cost: $54,013,099)		54,013,099
Total Investments (Cost: $1,261,857,189)		1,811,940,643
Other Assets & Liabilities, Net		6,027,170
Net Assets		1,817,967,813

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
7

Columbia Small Cap Value Fund II

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at August 31, 2014.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	83,929,960	186,768,594	(216,685,455)	54,013,099	28,049	54,013,099

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
8

Columbia Small Cap Value Fund II

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	211,430,340	—	—	211,430,340
Consumer Staples	18,567,000	—	—	18,567,000
Energy	144,402,769	—	—	144,402,769
Financials	600,555,691	—	—	600,555,691
Health Care	132,275,176	—	—	132,275,176
Industrials	168,260,937	—	—	168,260,937
Information Technology	225,139,440	—	—	225,139,440
Materials	174,043,885	—	—	174,043,885
Utilities	83,252,306	—	—	83,252,306
Total Equity Securities	1,757,927,544	—	—	1,757,927,544
Mutual Funds
Money Market Funds	54,013,099	—	—	54,013,099
Total Mutual Funds	54,013,099	—	—	54,013,099
Investments in Securities	1,811,940,643	—	—	1,811,940,643
Total	1,811,940,643	—	—	1,811,940,643

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
9

Columbia Small Cap Value Fund II

Statement of Assets and Liabilities

August 31, 2014 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $1,207,844,090)	$1,757,927,544
Affiliated issuers (identified cost $54,013,099)	54,013,099
Total investments (identified cost $1,261,857,189)	1,811,940,643
Receivable for:
Investments sold	4,801,425
Capital shares sold	1,681,148
Dividends	1,828,984
Prepaid expenses	9,908
Other assets	28,809
Total assets	1,820,290,917
Liabilities
Payable for:
Investments purchased	410,249
Capital shares purchased	1,360,837
Investment management fees	36,490
Distribution and/or service fees	2,606
Transfer agent fees	362,285
Administration fees	3,670
Compensation of board members	105,051
Other expenses	41,916
Total liabilities	2,323,104
Net assets applicable to outstanding capital stock	$1,817,967,813
Represented by
Paid-in capital	$1,205,058,024
Undistributed net investment income	2,477,212
Accumulated net realized gain	60,349,123
Unrealized appreciation (depreciation) on:
Investments	550,083,454
Total — representing net assets applicable to outstanding capital stock	$1,817,967,813

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
10

Columbia Small Cap Value Fund II

Statement of Assets and Liabilities (continued)

August 31, 2014 (Unaudited)

Class A
Net assets	$280,690,052
Shares outstanding	15,273,874
Net asset value per share	$18.38
Maximum offering price per share(a)	$19.50
Class B
Net assets	$1,442,229
Shares outstanding	84,406
Net asset value per share	$17.09
Class C
Net assets	$16,138,025
Shares outstanding	945,230
Net asset value per share	$17.07
Class I
Net assets	$2,605
Shares outstanding	140
Net asset value per share(b)	$18.59
Class R
Net assets	$15,825,583
Shares outstanding	868,063
Net asset value per share	$18.23
Class R4
Net assets	$13,788,853
Shares outstanding	731,131
Net asset value per share	$18.86
Class R5
Net assets	$12,205,953
Shares outstanding	646,589
Net asset value per share	$18.88
Class Y
Net assets	$93,483,594
Shares outstanding	4,942,914
Net asset value per share	$18.91
Class Z
Net assets	$1,384,390,919
Shares outstanding	74,566,477
Net asset value per share	$18.57

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
11

Columbia Small Cap Value Fund II

Statement of Operations

Six Months Ended August 31, 2014 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$12,436,861
Dividends — affiliated issuers	28,049
Foreign taxes withheld	(5,615)
Total income	12,459,295
Expenses:
Investment management fees	6,689,689
Distribution and/or service fees
Class A	360,810
Class B	8,453
Class C	82,253
Class R	40,455
Transfer agent fees
Class A	287,718
Class B	1,684
Class C	16,400
Class R	16,134
Class R4	13,698
Class R5	3,664
Class Z	1,384,109
Administration fees	672,709
Compensation of board members	23,005
Custodian fees	8,256
Printing and postage fees	70,753
Registration fees	78,924
Professional fees	22,142
Other	13,451
Total expenses	9,794,307
Expense reductions	(60)
Total net expenses	9,794,247
Net investment income	2,665,048
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	64,132,296
Net realized gain	64,132,296
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(21,031,280)
Investments — affiliated issuers	(7,664,369)
Net change in unrealized appreciation (depreciation)	(28,695,649)
Net realized and unrealized gain	35,436,647
Net increase in net assets resulting from operations	$38,101,695

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
12

Columbia Small Cap Value Fund II

Statement of Changes in Net Assets

	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
Operations
Net investment income	$2,665,048	$6,013,108
Net realized gain	64,132,296	199,561,689
Net change in unrealized appreciation (depreciation)	(28,695,649)	226,989,382
Net increase in net assets resulting from operations	38,101,695	432,564,179
Distributions to shareholders
Net investment income
Class A	—	(772,853)
Class I	—	(137,910)
Class R	—	(7,309)
Class R4	—	(19,625)
Class R5	—	(63,189)
Class Y	—	(159,364)
Class Z	—	(6,696,389)
Net realized gains
Class A	(9,312,182)	(30,871,667)
Class B	(56,016)	(230,154)
Class C	(570,500)	(1,931,099)
Class I	(85)	(2,250,183)
Class R	(532,946)	(1,886,129)
Class R4	(442,337)	(397,295)
Class R5	(522,330)	(951,945)
Class Y	(2,900,638)	(2,319,283)
Class Z	(44,639,942)	(143,847,332)
Total distributions to shareholders	(58,976,976)	(192,541,726)
Increase (decrease) in net assets from capital stock activity	5,957,883	138,145,001
Total increase (decrease) in net assets	(14,917,398)	378,167,454
Net assets at beginning of period	1,832,885,211	1,454,717,757
Net assets at end of period	$1,817,967,813	$1,832,885,211
Undistributed (excess of distributions over) net investment income	$2,477,212	$(187,836)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
13

Columbia Small Cap Value Fund II

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	1,248,671	23,032,956	3,350,865	59,374,596
Distributions reinvested	465,423	8,549,819	1,669,672	29,134,466
Redemptions	(2,544,209)	(46,566,910)	(4,912,107)	(86,857,688)
Net increase (decrease)	(830,115)	(14,984,135)	108,430	1,651,374
Class B shares
Subscriptions	249	4,254	1,987	33,053
Distributions reinvested	2,946	50,384	12,425	203,173
Redemptions(a)	(32,307)	(551,479)	(32,999)	(554,894)
Net decrease	(29,112)	(496,841)	(18,587)	(318,668)
Class C shares
Subscriptions	8,617	147,521	40,256	665,156
Distributions reinvested	26,796	457,937	93,176	1,524,897
Redemptions	(78,966)	(1,357,334)	(209,464)	(3,463,672)
Net decrease	(43,553)	(751,876)	(76,032)	(1,273,619)
Class I shares
Subscriptions	—	—	714	12,900
Distributions reinvested	—	—	136,300	2,387,632
Redemptions	(73)	(1,400)	(1,598,905)	(28,593,218)
Net decrease	(73)	(1,400)	(1,461,891)	(26,192,686)
Class R shares
Subscriptions	84,898	1,552,225	420,127	7,314,617
Distributions reinvested	28,382	517,405	105,963	1,840,003
Redemptions	(196,010)	(3,594,010)	(540,183)	(9,451,987)
Net decrease	(82,730)	(1,524,380)	(14,093)	(297,367)
Class R4 shares
Subscriptions	212,480	4,049,951	793,382	14,656,637
Distributions reinvested	23,474	442,256	22,982	416,552
Redemptions	(264,360)	(5,011,387)	(57,000)	(1,052,317)
Net increase (decrease)	(28,406)	(519,180)	759,364	14,020,872
Class R5 shares
Subscriptions	134,726	2,539,692	910,789	16,791,439
Distributions reinvested	27,691	522,249	55,719	1,014,761
Redemptions	(336,144)	(6,376,996)	(146,365)	(2,719,235)
Net increase (decrease)	(173,727)	(3,315,055)	820,143	15,086,965

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
14

Columbia Small Cap Value Fund II

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class Y shares
Subscriptions	3,948,456	75,223,158	1,469,600	26,399,166
Distributions reinvested	136,494	2,578,375	136,883	2,478,272
Redemptions	(605,994)	(11,460,205)	(142,698)	(2,621,939)
Net increase	3,478,956	66,341,328	1,463,785	26,255,499
Class Z shares
Subscriptions	7,182,046	133,502,700	20,042,772	357,941,722
Distributions reinvested	1,974,567	36,628,218	6,936,755	122,130,226
Redemptions	(11,203,051)	(208,921,496)	(20,784,037)	(370,859,317)
Net increase (decrease)	(2,046,438)	(38,790,578)	6,195,490	109,212,631
Total net increase	244,802	5,957,883	7,776,609	138,145,001

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
15

Columbia Small Cap Value Fund II

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class A	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$18.61		$16.07		$14.44		$14.77		$11.05		$6.74
Income from investment operations:
Net investment income	0.01		0.03		0.11		0.02		0.00	(a)	0.04
Net realized and unrealized gain (loss)	0.37		4.59		1.96		(0.33)		3.74		4.32
Total from investment operations	0.38		4.62		2.07		(0.31)		3.74		4.36
Less distributions to shareholders:
Net investment income	—		(0.05)		(0.12)		(0.02)		(0.02)		(0.04)
Net realized gains	(0.61)		(2.03)		(0.32)		—		—		—
Tax return of capital	—		—		—		—		—		(0.01)
Total distributions to shareholders	(0.61)		(2.08)		(0.44)		(0.02)		(0.02)		(0.05)
Net asset value, end of period	$18.38		$18.61		$16.07		$14.44		$14.77		$11.05
Total return	2.04%		29.93%		14.70%		(2.08%)		33.89%		64.73%
Ratios to average net assets(b)
Total gross expenses	1.28	%(c)	1.29%		1.33%		1.37%		1.36%		1.32%
Total net expenses(d)	1.28	%(c)(e)	1.29	%(e)	1.31	%(e)	1.31	%(e)	1.35	%(e)	1.32	%(e)
Net investment income (loss)	0.09	%(c)	0.17%		0.76%		0.15%		(0.01%)		0.44%
Supplemental data
Net assets, end of period (in thousands)	$280,690		$299,725		$257,083		$525,941		$565,730		$414,901
Portfolio turnover	15%		36%		42%		41%		60%		70%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
16

Columbia Small Cap Value Fund II

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class B	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$17.41		$15.22		$13.70		$14.10		$10.61		$6.49
Income from investment operations:
Net investment income (loss)	(0.06)		(0.10)		0.00	(a)	(0.08)		(0.09)		(0.03)
Net realized and unrealized gain (loss)	0.35		4.32		1.87		(0.32)		3.58		4.15
Total from investment operations	0.29		4.22		1.87		(0.40)		3.49		4.12
Less distributions to shareholders:
Net investment income	—		—		(0.03)		—		—		—
Net realized gains	(0.61)		(2.03)		(0.32)		—		—		—
Total distributions to shareholders	(0.61)		(2.03)		(0.35)		—		—		—
Net asset value, end of period	$17.09		$17.41		$15.22		$13.70		$14.10		$10.61
Total return	1.66%		28.91%		13.94%		(2.84%)		32.89%		63.48%
Ratios to average net assets(b)
Total gross expenses	2.03	%(c)	2.04%		2.08%		2.10%		2.11%		2.07%
Total net expenses(d)	2.03	%(c)(e)	2.04	%(e)	2.06	%(e)	2.05	%(e)	2.10	%(e)	2.07	%(e)
Net investment income (loss)	(0.66	%)(c)	(0.57%)		0.01%		(0.62%)		(0.77%)		(0.29%)
Supplemental data
Net assets, end of period (in thousands)	$1,442		$1,977		$2,010		$2,337		$3,093		$3,031
Portfolio turnover	15%		36%		42%		41%		60%		70%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
17

Columbia Small Cap Value Fund II

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class C	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$17.40		$15.20		$13.69		$14.09		$10.60		$6.49
Income from investment operations:
Net investment income (loss)	(0.06)		(0.10)		(0.00	)(a)	(0.08)		(0.09)		(0.02)
Net realized and unrealized gain (loss)	0.34		4.33		1.86		(0.32)		3.58		4.13
Total from investment operations	0.28		4.23		1.86		(0.40)		3.49		4.11
Less distributions to shareholders:
Net investment income	—		—		(0.03)		—		—		—
Net realized gains	(0.61)		(2.03)		(0.32)		—		—		—
Total distributions to shareholders	(0.61)		(2.03)		(0.35)		—		—		—
Net asset value, end of period	$17.07		$17.40		$15.20		$13.69		$14.09		$10.60
Total return	1.60%		29.02%		13.87%		(2.84%)		32.92%		63.33%
Ratios to average net assets(b)
Total gross expenses	2.03	%(c)	2.04%		2.08%		2.10%		2.11%		2.07%
Total net expenses(d)	2.03	%(c)(e)	2.04	%(e)	2.06	%(e)	2.06	%(e)	2.10	%(e)	2.07	%(e)
Net investment income (loss)	(0.66	%)(c)	(0.58%)		(0.00	)(a)	(0.62%)		(0.77%)		(0.27%)
Supplemental data
Net assets, end of period (in thousands)	$16,138		$17,203		$16,190		$18,191		$23,321		$23,588
Portfolio turnover	15%		36%		42%		41%		60%		70%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
18

Columbia Small Cap Value Fund II

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,		Year Ended February 29,	Year Ended February 28,
Class I	(Unaudited)		2014	2013	2012	2011(a)
Per share data
Net asset value, beginning of period	$18.78		$16.20	$14.54	$14.87	$11.72
Income from investment operations:
Net investment income (loss)	0.05		0.11	0.17	0.07	(0.01)
Net realized and unrealized gain (loss)	0.37		4.63	1.99	(0.32)	3.23
Total from investment operations	0.42		4.74	2.16	(0.25)	3.22
Less distributions to shareholders:
Net investment income	—		(0.13)	(0.18)	(0.08)	(0.07)
Net realized gains	(0.61)		(2.03)	(0.32)	—	—
Total distributions to shareholders	(0.61)		(2.16)	(0.50)	(0.08)	(0.07)
Net asset value, end of period	$18.59		$18.78	$16.20	$14.54	$14.87
Total return	2.23%		30.48%	15.31%	(1.64%)	27.55%
Ratios to average net assets(b)
Total gross expenses	0.84	%(c)	0.84%	0.86%	0.87%	0.92	%(c)
Total net expenses(d)	0.84	%(c)	0.84%	0.86%	0.87%	0.92	%(c)(e)
Net investment income (loss)	0.58	%(c)	0.60%	1.18%	0.52%	(0.12	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$3		$4	$23,685	$12,055	$29,390
Portfolio turnover	15%		36%	42%	41%	60%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
19

Columbia Small Cap Value Fund II

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class R	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$18.49		$15.98		$14.36		$14.71		$11.01		$6.72
Income from investment operations:
Net investment income (loss)	(0.01)		(0.01)		0.07		(0.02)		(0.03)		0.02
Net realized and unrealized gain (loss)	0.36		4.56		1.96		(0.33)		3.73		4.30
Total from investment operations	0.35		4.55		2.03		(0.35)		3.70		4.32
Less distributions to shareholders:
Net investment income	—		(0.01)		(0.09)		—		—		(0.03)
Net realized gains	(0.61)		(2.03)		(0.32)		—		—		—
Tax return of capital	—		—		—		—		—		(0.00	)(a)
Total distributions to shareholders	(0.61)		(2.04)		(0.41)		—		—		(0.03)
Net asset value, end of period	$18.23		$18.49		$15.98		$14.36		$14.71		$11.01
Total return	1.89%		29.61%		14.47%		(2.38%)		33.61%		64.32%
Ratios to average net assets(b)
Total gross expenses	1.53	%(c)	1.54%		1.58%		1.60%		1.61%		1.57%
Total net expenses(d)	1.53	%(c)(e)	1.54	%(e)	1.56	%(e)	1.56	%(e)	1.60	%(e)	1.57	%(e)
Net investment income (loss)	(0.16	%)(c)	(0.08%)		0.50%		(0.12%)		(0.26%)		0.20%
Supplemental data
Net assets, end of period (in thousands)	$15,826		$17,582		$15,421		$20,081		$27,450		$22,755
Portfolio turnover	15%		36%		42%		41%		60%		70%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
20

Columbia Small Cap Value Fund II

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$19.06		$16.42		$14.41
Income from investment operations:
Net investment income	0.03		0.07		0.08
Net realized and unrealized gain	0.38		4.69		2.40
Total from investment operations	0.41		4.76		2.48
Less distributions to shareholders:
Net investment income	—		(0.09)		(0.15)
Net realized gains	(0.61)		(2.03)		(0.32)
Total distributions to shareholders	(0.61)		(2.12)		(0.47)
Net asset value, end of period	$18.86		$19.06		$16.42
Total return	2.15%		30.18%		17.60%
Ratios to average net assets(b)
Total gross expenses	1.03	%(c)	1.05%		1.11	%(c)
Total net expenses(d)	1.03	%(c)(e)	1.05	%(e)	1.06	%(c)
Net investment income	0.34	%(c)	0.38%		1.73	%(c)
Supplemental data
Net assets, end of period (in thousands)	$13,789		$14,479		$3
Portfolio turnover	15%		36%		42%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
21

Columbia Small Cap Value Fund II

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,
Class R5	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$19.07		$16.42	$14.41
Income from investment operations:
Net investment income	0.05		0.09	0.09
Net realized and unrealized gain	0.37		4.71	2.39
Total from investment operations	0.42		4.80	2.48
Less distributions to shareholders:
Net investment income	—		(0.12)	(0.15)
Net realized gains	(0.61)		(2.03)	(0.32)
Total distributions to shareholders	(0.61)		(2.15)	(0.47)
Net asset value, end of period	$18.88		$19.07	$16.42
Total return	2.20%		30.43%	17.63%
Ratios to average net assets(b)
Total gross expenses	0.88	%(c)	0.89%	0.92	%(c)
Total net expenses(d)	0.88	%(c)	0.89%	0.92	%(c)
Net investment income	0.52	%(c)	0.51%	1.87	%(c)
Supplemental data
Net assets, end of period (in thousands)	$12,206		$15,640	$3
Portfolio turnover	15%		36%	42%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
22

Columbia Small Cap Value Fund II

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,
Class Y	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$19.10		$16.44	$14.43
Income from investment operations:
Net investment income	0.04		0.10	0.09
Net realized and unrealized gain	0.38		4.72	2.40
Total from investment operations	0.42		4.82	2.49
Less distributions to shareholders:
Net investment income	—		(0.13)	(0.16)
Net realized gains	(0.61)		(2.03)	(0.32)
Total distributions to shareholders	(0.61)		(2.16)	(0.48)
Net asset value, end of period	$18.91		$19.10	$16.44
Total return	2.20%		30.52%	17.66%
Ratios to average net assets(b)
Total gross expenses	0.85	%(c)	0.84%	0.87	%(c)
Total net expenses(d)	0.85	%(c)	0.84%	0.87	%(c)
Net investment income	0.48	%(c)	0.53%	1.92	%(c)
Supplemental data
Net assets, end of period (in thousands)	$93,484		$27,955	$3
Portfolio turnover	15%		36%	42%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
23

Columbia Small Cap Value Fund II

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class Z	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$18.77		$16.19		$14.54		$14.87		$11.11		$6.78
Income from investment operations:
Net investment income	0.03		0.07		0.15		0.05		0.03		0.07
Net realized and unrealized gain (loss)	0.38		4.64		1.97		(0.33)		3.78		4.33
Total from investment operations	0.41		4.71		2.12		(0.28)		3.81		4.40
Less distributions to shareholders:
Net investment income	—		(0.10)		(0.15)		(0.05)		(0.05)		(0.06)
Net realized gains	(0.61)		(2.03)		(0.32)		—		—		—
Tax return of capital	—		—		—		—		—		(0.01)
Total distributions to shareholders	(0.61)		(2.13)		(0.47)		(0.05)		(0.05)		(0.07)
Net asset value, end of period	$18.57		$18.77		$16.19		$14.54		$14.87		$11.11
Total return	2.18%		30.26%		15.02%		(1.84%)		34.31%		64.94%
Ratios to average net assets(a)
Total gross expenses	1.03	%(b)	1.04%		1.08%		1.11%		1.11%		1.07%
Total net expenses(c)	1.03	%(b)(d)	1.04	%(d)	1.06	%(d)	1.06	%(d)	1.10	%(d)	1.07	%(d)
Net investment income	0.34	%(b)	0.42%		1.01%		0.40%		0.23%		0.68%
Supplemental data
Net assets, end of period (in thousands)	$1,384,391		$1,438,322		$1,140,319		$1,230,960		$1,276,673		$951,951
Portfolio turnover	15%		36%		42%		41%		60%		70%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
24

Columbia Small Cap Value Fund II

Notes to Financial Statements

August 31, 2014 (Unaudited)

Note 1. Organization

Columbia Small Cap Value Fund II (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class R5, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the

Semiannual Report 2014
25

Columbia Small Cap Value Fund II

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the extent actual information has not yet been reported by the REITs, estimates for return of capital are made by the Fund's management. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for the BDCs, ETFs, and RICs.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of

Semiannual Report 2014
26

Columbia Small Cap Value Fund II

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.79% to 0.70% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended August 31, 2014 was 0.74% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended August 31, 2014 was 0.07% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2014, other expenses paid by the Fund to this company were $1,822.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares. Class I and Class Y shares are not subject to transfer agent fees.

For the six months ended August 31, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.20
Class C	0.20
Class R	0.20
Class R4	0.20
Class R5	0.05
Class Z	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2014, these

Semiannual Report 2014
27

Columbia Small Cap Value Fund II

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

minimum account balance fees reduced total expenses of the Fund by $60.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rates of 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class B, Class C and Class R shares, respectively.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $2,894 for Class A and $6 for Class B shares for the six months ended August 31, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective July 1, 2014	Contractual Expense Cap Prior to July 1, 2014
Class A	1.38%	1.31%
Class B	2.13	2.06
Class C	2.13	2.06
Class I	0.98	0.98
Class R	1.63	1.56
	Voluntary Expense Cap Effective July 1, 2014	Contractual Expense Cap Prior to July 1, 2014
Class R4	1.13%	1.06%
Class R5	1.03	1.03
Class Y	0.98	0.98
Class Z	1.13	1.06

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2014, the cost of investments for federal income tax purposes was approximately $1,261,857,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$566,142,000
Unrealized depreciation	(16,058,000)
Net unrealized appreciation	$550,084,000

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat late-year ordinary losses of $93,684 and post-October capital losses of $1,343,162 at February 28, 2014 as arising on March 1, 2014.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years

Semiannual Report 2014
28

Columbia Small Cap Value Fund II

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations aggregated to $269,769,473 and $288,496,035, respectively, for the six months ended August 31, 2014. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At August 31, 2014, three unaffiliated shareholders of record owned 55.0 % of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended August 31, 2014.

Note 9. Significant Risks

Financial Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the financial sector than if it were invested in a wider variety of companies in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material

Semiannual Report 2014
29

Columbia Small Cap Value Fund II

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014
30

Columbia Small Cap Value Fund II

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Small Cap Value Fund II (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2014, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed expense caps for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 9-11, 2014 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the successful implementation of a globalization initiative, which, among other things, increased worldwide analyst support for global products, the reorganization of the Informational Technology research team, the hiring of additional personnel to assist the Asset Allocation team and the global restructuring of the Senior Operational team. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain its key portfolio management personnel. The Independent Trustees also recalled Columbia Management's representation that additional staff has been added to support the vigorous application of the "5P" review process, to which all internally-managed Funds are subject.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2013 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Semiannual Report 2014
31

Columbia Small Cap Value Fund II

Approval of Investment Management Services Agreement (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the 2013 report provided by an independent consulting firm, Bobroff Consulting (the Independent Consultant), that concluded that the Funds' standardized investment management fee rates were within a reasonable range. The Board took into account that the Fund's total expense ratio was below the peer universe's median expense ratio shown in the reports. It was observed that various proposals concerning the Funds' transfer agency and sub-transfer agency fee structures, and other changes impacting the Funds' pricing structure and fees, are expected to be considered at a later Board meeting which, if adopted, would alter the current pricing philosophy. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that: (i) the Independent Consultant concluded that 2012 profitability was reasonable; (ii) 2013 profitability only moderately exceeded 2012 levels; and (iii) 2013 profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 11, 2014, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2014
32

Columbia Small Cap Value Fund II

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
33

Columbia Small Cap Value Fund II

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR230_02_D01_(10/14)

Semiannual Report

August 31, 2014

Columbia International Value Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

Continued Economic Recovery

The U.S. economy improved along with a warm-up in the weather during the second quarter of 2014. Economic data generally beat expectations with positive news from major market sectors. Strong hiring brought unemployment down to 6.1%. Manufacturing activity remained robust. Personal income growth was healthy with accelerated wage gains, an increased savings rate of 4.8% and a 35-year low in household debt as a percentage of income. After a slow start, the housing market showed renewed strength. Sales rose and pending sales, a key indicator of future activity, rose strongly near the end of the quarter. Consumer spending was somewhat lackluster, but consumer confidence rose to a post-recession high.

Against this backdrop, the Federal Reserve (the Fed) maintained a steady hand, while central banks outside of the United States took steps to stimulate growth. Investors were the beneficiaries of a stable environment and accommodative monetary policy. Equity markets stabilized at high levels with the S&P 500 Index setting a new record high above 1900. Every major asset class delivered gains for the period. All 10 sectors within the S&P 500 Index delivered gains, led by energy, utilities and technology. Large- and mid-cap stocks outperformed small-cap stocks by a considerable margin.

Interest rates moved lower, resulting in positive returns for most domestic fixed-income sectors. The Barclays U.S. Aggregate Bond Index returned 2.04%, while mortgage and securitized bonds, investment-grade and high-yield corporate and municipal bonds returned around 2.50% for the second quarter of 2014. U.S. convertible bonds and Treasury Inflation Protected Securities generated somewhat stronger returns. Emerging-market bonds were the period's best fixed-income performers, with returns in line with U.S. equities.

Stay on Track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities. The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia International Value Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	12
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	17
Notes to Financial Statements	25
Approval of Investment Management Services Agreement	35
Important Information About This Report	37

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia International Value Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia International Value Fund (the Fund) Class A shares returned -0.15% excluding sales charges for the six-month period that ended August 31, 2014.

>  The Fund underperformed its benchmark, the MSCI EAFE Value Index (Net), which returned 1.82% for the same six-month period.

Average Annual Total Returns (%) (for period ended August 31, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	12/27/95
Excluding sales charges		-0.15	18.30	5.87	6.23
Including sales charges		-5.90	11.49	4.63	5.60
Class B	05/22/98
Excluding sales charges		-0.55	17.41	5.12	5.45
Including sales charges		-5.46	12.41	4.79	5.45
Class C	06/15/98
Excluding sales charges		-0.48	17.47	5.09	5.43
Including sales charges		-1.47	16.47	5.09	5.43
Class I*	09/27/10	0.11	18.83	5.44	6.01
Class R*	09/27/10	-0.26	18.02	5.58	5.93
Class R4*	11/08/12	0.02	18.63	5.98	6.28
Class R5*	11/08/12	0.03	18.68	6.01	6.29
Class Z	12/27/95	0.01	18.65	6.14	6.49
MSCI EAFE Value Index (Net)		1.82	18.83	7.15	6.66

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The MSCI EAFE Value Index (Net) is a subset of the MSCI EAFE Index (Net), and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE Index (Net), and consists of those securities classified by MSCI Inc. as most representing the value style, such as, higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing the growth style.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Value Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
2

Columbia International Value Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at August 31, 2014)
Royal Dutch Shell PLC, Class B (United Kingdom)	4.2
HSBC Holdings PLC (United Kingdom)	2.4
Allianz SE, Registered Shares (Germany)	2.1
Australia and New Zealand Banking Group Ltd. (Australia)	2.0
Sanofi (France)	1.9
AXA SA (France)	1.9
Total SA (France)	1.9
Vodafone Group PLC (United Kingdom)	1.8
DBS Group Holdings Ltd. (Singapore)	1.7
Novartis AG, Registered Shares (Switzerland)	1.6

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at August 31, 2014)
Australia	4.5
Belgium	1.1
Canada	1.3
France	8.5
Germany	8.0
Greece	0.3
Hong Kong	0.6
Ireland	4.2
Israel	1.2
Italy	2.5
Japan	21.3
Netherlands	3.7
Norway	3.4
Portugal	0.0	(a)
Singapore	1.7
South Korea	2.4
Spain	4.6
Sweeden	2.3
Switzerland	5.4
Taiwan	1.0
United Kingdom	18.8
United States(b)	3.2
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

(b) Includes investments in Money Market Funds.

Portfolio Management

Fred Copper, CFA

Daisuke Nomoto, CMA (SAAJ)

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2014 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2014
3

Columbia International Value Fund

Portfolio Overview (continued)

(Unaudited)

Summary of Investments in Securities by Industry (%) (at August 31, 2014)
Aerospace & Defense	0.9
Auto Components	3.4
Automobiles	1.3
Banks	17.3
Beverages	0.4
Biotechnology	2.2
Capital Markets	4.0
Chemicals	1.4
Commercial Services & Supplies	0.3
Communications Equipment	0.6
Construction & Engineering	1.6
Containers & Packaging	1.3
Diversified Financial Services	2.3
Diversified Telecommunication Services	1.2
Electric Utilities	2.5
Electronic Equipment, Instruments & Components	1.3
Energy Equipment & Services	0.4
Food & Staples Retailing	3.1
Food Products	0.8
Health Care Equipment & Supplies	0.8
Health Care Providers & Services	0.5
Household Durables	2.2
Industrial Conglomerates	2.7
Insurance	8.9
Internet & Catalog Retail	1.7
IT Services	2.5
Machinery	1.5
Media	1.8
Metals & Mining	2.0
Oil, Gas & Consumable Fuels	11.0
Pharmaceuticals	6.9
Professional Services	1.4
Real Estate Investment Trusts (REITs)	0.7
Real Estate Management & Development	0.6
Road & Rail	1.1
Technology Hardware, Storage & Peripherals	0.4
Textiles, Apparel & Luxury Goods	0.6
Trading Companies & Distributors	2.1
Wireless Telecommunication Services	3.8
Money Market Funds	0.2
Total	99.7

Percentages indicated are based upon net assets. The Fund's portfolio composition is subject to change.

Semiannual Report 2014
4

Columbia International Value Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2014 – August 31, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	998.50	1,017.90	7.03	7.09	1.41
Class B	1,000.00	1,000.00	994.50	1,014.16	10.74	10.85	2.16
Class C	1,000.00	1,000.00	995.20	1,014.16	10.74	10.85	2.16
Class I	1,000.00	1,000.00	1,001.10	1,019.85	5.09	5.14	1.02
Class R	1,000.00	1,000.00	997.40	1,016.65	8.27	8.35	1.66
Class R4	1,000.00	1,000.00	1,000.20	1,019.15	5.78	5.84	1.16
Class R5	1,000.00	1,000.00	1,000.30	1,019.75	5.19	5.24	1.04
Class Z	1,000.00	1,000.00	1,000.10	1,019.15	5.78	5.84	1.16

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2014
5

Columbia International Value Fund

Portfolio of Investments

August 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.5%

Issuer	Shares	Value ($)
Australia 4.5%
Australia and New Zealand Banking Group Ltd.	153,949	4,810,953
Macquarie Group Ltd.	33,561	1,829,922
National Australia Bank Ltd.	64,623	2,126,681
Westpac Banking Corp.	59,656	1,955,424
Total		10,722,980
Belgium 1.1%
Delhaize Group SA	19,277	1,343,704
KBC Groep NV(a)	24,654	1,405,095
Total		2,748,799
Canada 1.3%
Cott Corp.	133,524	1,001,430
Suncor Energy, Inc.	50,923	2,090,217
Total		3,091,647
France 8.5%
AXA SA	180,330	4,466,406
BNP Paribas SA	24,451	1,650,705
Casino Guichard Perrachon SA	22,488	2,683,854
CNP Assurances	136,833	2,699,573
Sanofi	40,858	4,482,728
Total SA	67,096	4,424,790
Total		20,408,056
Germany 8.0%
Allianz SE, Registered Shares	29,425	5,018,455
Aurelius AG	28,364	1,071,480
Aurubis AG	36,798	1,807,834
BASF SE	18,102	1,862,137
Continental AG	8,812	1,881,511
Duerr AG	21,510	1,657,063
Freenet AG	105,515	2,819,967
Jenoptik AG	74,949	989,224
Siemens AG, Registered Shares	16,910	2,118,349
Total		19,226,020
Greece 0.3%
Piraeus Bank SA(a)	369,999	729,240
Hong Kong 0.6%
K Wah International Holdings Ltd.	2,293,000	1,499,793

Common Stocks (continued)

Issuer	Shares	Value ($)
Ireland 4.2%
Amarin Corp. PLC, ADR(a)	319,596	616,820
Bank of Ireland(a)	3,878,108	1,543,979
Dragon Oil PLC	294,045	2,928,954
Jazz Pharmaceuticals PLC(a)	11,757	1,915,450
Smurfit Kappa Group PLC	136,615	3,099,159
Total		10,104,362
Israel 1.2%
Bezeq Israeli Telecommunication Corp., Ltd. (The)	1,576,915	2,975,787
Italy 2.5%
ENI SpA	112,624	2,808,704
Esprinet SpA	111,790	1,037,753
Recordati SpA	130,046	2,118,837
Total		5,965,294
Japan 21.2%
Aozora Bank Ltd.	416,000	1,420,265
Central Japan Railway Co.	19,400	2,720,133
COMSYS Holdings Corp.	111,800	2,136,246
CyberAgent, Inc.	37,448	1,283,110
CYBERDYNE, Inc.(a)	10,400	365,974
Daiichikosho Co., Ltd.	101,300	2,954,826
Fuji Heavy Industries Ltd.	109,400	3,115,740
Fujitsu General Ltd.	142,000	1,975,622
Fuyo General Lease Co., Ltd.	49,600	1,989,344
Glory Ltd.	68,300	2,066,434
Iida Group Holdings Co., Ltd.	107,444	1,540,575
Invincible Investment Corp.	5,651	1,558,241
Iriso Electronics Co., Ltd.	15,700	1,165,399
IT Holdings Corp.	129,500	2,387,886
ITOCHU Corp.	232,400	2,957,282
Kanamoto Co., Ltd.	46,700	2,134,036
KDDI Corp.	38,400	2,218,953
Message Co., Ltd.	35,700	1,258,763
Mitsubishi UFJ Financial Group, Inc.	402,931	2,322,349
NAC Co., Ltd.	58,700	673,021
Nakanishi, Inc.	37,700	1,510,866
Nihon M&A Center, Inc.	63,900	2,021,122
Sumitomo Mitsui Financial Group, Inc.	58,242	2,355,837

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
6

Columbia International Value Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Taisei Corp.	286,000	1,704,747
Temp Holdings Co., Ltd.	39,800	1,374,115
Tokai Tokyo Financial Holdings, Inc.	225,500	1,650,922
Toyo Tire & Rubber Co., Ltd.	120,900	1,977,983
Total		50,839,791
Netherlands 3.7%
ING Groep NV-CVA(a)	262,116	3,604,223
Koninklijke Ahold NV	193,759	3,309,665
Koninklijke Philips NV	65,019	1,981,161
Total		8,895,049
Norway 3.4%
Atea ASA	117,194	1,422,866
BW LPG Ltd.	42,161	579,565
DNB ASA	100,887	1,881,677
Electromagnetic GeoServices(a)	519,146	370,223
Kongsberg Automotive ASA(a)	1,818,273	2,185,583
Leroy Seafood Group ASA	26,118	965,000
Spectrum ASA	113,606	641,536
Total		8,046,450
Portugal —%
Banco Espirito Santo SA, Registered Shares(a)(b)	829,472	43,595
Singapore 1.7%
DBS Group Holdings Ltd.	277,000	3,970,683
South Korea 2.4%
GS Home Shopping, Inc.	6,950	1,940,471
Hyundai Home Shopping Network Corp.	13,349	2,146,536
LF Corp.	52,059	1,566,191
Total		5,653,198
Spain 4.6%
Banco Bilbao Vizcaya Argentaria SA	218,839	2,648,275
Banco Santander SA	234,933	2,342,959
Endesa SA	68,662	2,550,475
Iberdrola SA	477,836	3,506,557
Total		11,048,266

Common Stocks (continued)

Issuer	Shares	Value ($)
Sweden 2.3%
Nordea Bank AB	250,673	3,267,348
Saab AB, Class B	81,035	2,185,513
Total		5,452,861
Switzerland 5.3%
Autoneum Holding AG	12,430	2,139,252
Baloise Holding AG, Registered Shares	19,541	2,547,855
Nestlé SA, Registered Shares	13,177	1,022,669
Novartis AG, Registered Shares	41,266	3,701,601
Zurich Insurance Group AG	11,260	3,397,440
Total		12,808,817
Taiwan 1.0%
Pegatron Corp.	469,000	994,493
Wistron NeWeb Corp.	515,100	1,345,256
Total		2,339,749
United Kingdom 18.7%
AstraZeneca PLC	24,953	1,891,914
AstraZeneca PLC, ADR	18,456	1,402,841
Aviva PLC	352,616	3,049,911
BP PLC	436,496	3,490,272
Close Brothers Group PLC	91,429	2,053,663
Crest Nicholson Holdings PLC	294,094	1,751,806
DCC PLC	39,338	2,335,379
GlaxoSmithKline PLC	40,356	987,871
HSBC Holdings PLC	522,173	5,652,096
Intermediate Capital Group PLC	423,331	2,867,396
Kazakhmys PLC(a)	30,597	150,812
Rio Tinto PLC	32,495	1,733,574
Royal Dutch Shell PLC, Class B	237,999	10,057,631
Standard Chartered PLC	59,964	1,207,533
Vodafone Group PLC	1,229,690	4,220,740
Xchanging PLC	672,319	2,056,508
Total		44,909,947

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
7

Columbia International Value Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
United States 3.0%
ARIAD Pharmaceuticals, Inc.(a)	69,564	432,688
Arrowhead Research Corp.(a)	24,023	350,015
Auspex Pharmaceuticals, Inc.(a)	24,467	562,496
CF Industries Holdings, Inc.	5,506	1,418,731
Dynavax Technologies Corp.(a)	329,878	468,427
Infinity Pharmaceuticals, Inc.(a)	56,977	643,840
Insmed, Inc.(a)	36,635	510,326
Keryx Biopharmaceuticals, Inc.(a)	21,113	384,045
Pharmacyclics, Inc.(a)	3,888	483,628
Puma Biotechnology, Inc.(a)	1,364	355,336
Stillwater Mining Co.(a)	53,802	998,565
Vertex Pharmaceuticals, Inc.(a)	6,377	596,696
Total		7,204,793
Total Common Stocks (Cost: $219,517,779)		238,685,177

Money Market Funds 0.2%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.100%(c)(d)	428,743	428,743
Total Money Market Funds (Cost: $428,743)		428,743
Total Investments (Cost: $219,946,522)		239,113,920
Other Assets & Liabilities, Net		803,474
Net Assets		239,917,394

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at August 31, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Toronto Dominion	09/22/2014	4,536,000 CAD	4,149,522 USD	—	(20,458)
Toronto Dominion	09/22/2014	3,357,000 ILS	979,063 USD	39,786	—
Toronto Dominion	09/22/2014	392,159,000 JPY	3,810,528 USD	40,845	—
Toronto Dominion	09/22/2014	6,423,319,000 KRW	6,206,523 USD	—	(117,395)
Toronto Dominion	09/22/2014	23,039,000 NOK	3,655,760 USD	—	(58,982)
Toronto Dominion	09/22/2014	3,811,000 PLN	1,217,516 USD	29,084	—
Toronto Dominion	09/22/2014	36,660,000 TWD	1,219,561 USD	—	(8,282)
Toronto Dominion	09/22/2014	7,307,963 USD	7,890,000 AUD	51,161	—
Toronto Dominion	09/22/2014	978,946 USD	5,454,000 DKK	—	(16,741)
Toronto Dominion	09/22/2014	633,075 USD	473,000 EUR	—	(11,511)
Toronto Dominion	09/22/2014	13,057,121 USD	7,746,000 GBP	—	(199,514)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
8

Columbia International Value Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at August 31, 2014 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Toronto Dominion	09/22/2014	1,210,550 USD	1,439,000 NZD	—	(9,105)
Toronto Dominion	09/22/2014	269,577 USD	11,770,000 PHP	84	—
Toronto Dominion	09/22/2014	1,957,120 USD	13,499,000 SEK	—	(25,836)
Toronto Dominion	09/22/2014	951,178 USD	1,190,000 SGD	1,531	—
Toronto Dominion	09/22/2014	1,180,527 USD	12,513,000 ZAR	—	(10,965)
Total				162,491	(478,789)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2014, the value of these securities amounted to $43,595, which represents 0.02% of net assets.

(c)  The rate shown is the seven-day current annualized yield at August 31, 2014.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,008,820	30,878,510	(31,458,587)	428,743	464	428,743

Abbreviation Legend

ADR  American Depositary Receipt

Currency Legend

AUD  Australian Dollar

CAD  Canadian Dollar

DKK  Danish Krone

EUR  Euro

GBP  British Pound

ILS  Israeli Shekel

JPY  Japanese Yen

KRW  Korean Won

NOK  Norwegian Krone

NZD  New Zealand Dollar

PHP  Philippine Pesos

PLN  Polish Zlotych

SEK  Swedish Krona

SGD  Singapore Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
9

Columbia International Value Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

TWD  Taiwan Dollar

USD  US Dollar

ZAR  South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
10

Columbia International Value Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Fair Value Measurements (continued)

transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	26,459,205	—	26,459,205
Consumer Staples	1,001,430	9,324,893	—	10,326,323
Energy	2,090,218	25,301,676	—	27,391,894
Financials	—	80,595,720	43,595	80,639,315
Health Care	8,722,608	16,318,554	—	25,041,162
Industrials	—	28,064,602	—	28,064,602
Information Technology	—	11,399,384	—	11,399,384
Materials	2,417,296	8,653,516	—	11,070,812
Telecommunication Services	—	12,235,448	—	12,235,448
Utilities	—	6,057,032	—	6,057,032
Total Equity Securities	14,231,552	224,410,030	43,595	238,685,177
Mutual Funds
Money Market Funds	428,743	—	—	428,743
Total Mutual Funds	428,743	—	—	428,743
Investments in Securities	14,660,295	224,410,030	43,595	239,113,920
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	162,491	—	162,491
Liabilities
Forward Foreign Currency Exchange Contracts	—	(478,789)	—	(478,789)
Total	14,660,295	224,093,732	43,595	238,797,622

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the position of the security within the respective company's capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
11

Columbia International Value Fund

Statement of Assets and Liabilities

August 31, 2014 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $219,517,779)	$238,685,177
Affiliated issuers (identified cost $428,743)	428,743
Total investments (identified cost $219,946,522)	239,113,920
Foreign currency (identified cost $1,095)	1,091
Unrealized appreciation on forward foreign currency exchange contracts	162,491
Receivable for:
Investments sold	241,023
Capital shares sold	127,097
Dividends	569,084
Reclaims	1,174,678
Prepaid expenses	4,260
Other assets	27,015
Total assets	241,420,659
Liabilities
Disbursements in excess of cash	1,093
Unrealized depreciation on forward foreign currency exchange contracts	478,789
Payable for:
Investments purchased	486,968
Capital shares purchased	303,445
Investment management fees	5,199
Distribution and/or service fees	1,397
Transfer agent fees	48,900
Administration fees	527
Compensation of board members	123,382
Other expenses	53,565
Total liabilities	1,503,265
Net assets applicable to outstanding capital stock	$239,917,394
Represented by
Paid-in capital	$767,705,626
Undistributed net investment income	3,266,267
Accumulated net realized loss	(549,899,809)
Unrealized appreciation (depreciation) on:
Investments	19,167,398
Foreign currency translations	(5,790)
Forward foreign currency exchange contracts	(316,298)
Total — representing net assets applicable to outstanding capital stock	$239,917,394

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
12

Columbia International Value Fund

Statement of Assets and Liabilities (continued)

August 31, 2014 (Unaudited)

Class A
Net assets	$101,868,605
Shares outstanding	6,643,497
Net asset value per share	$15.33
Maximum offering price per share(a)	$16.27
Class B
Net assets	$388,855
Shares outstanding	26,465
Net asset value per share	$14.69
Class C
Net assets	$24,991,786
Shares outstanding	1,706,928
Net asset value per share	$14.64
Class I
Net assets	$2,474
Shares outstanding	166
Net asset value per share	$14.90
Class R
Net assets	$220,065
Shares outstanding	14,352
Net asset value per share	$15.33
Class R4
Net assets	$2,457,186
Shares outstanding	156,694
Net asset value per share	$15.68
Class R5
Net assets	$1,087,374
Shares outstanding	69,373
Net asset value per share	$15.67
Class Z
Net assets	$108,901,049
Shares outstanding	7,012,612
Net asset value per share	$15.53

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
13

Columbia International Value Fund

Statement of Operations

Six Months Ended August 31, 2014 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$6,228,874
Dividends — affiliated issuers	464
Interest	2,728
Foreign taxes withheld	(592,421)
Total income	5,639,645
Expenses:
Investment management fees	1,002,603
Distribution and/or service fees
Class A	133,542
Class B	2,029
Class C	127,997
Class R	536
Transfer agent fees
Class A	100,455
Class B	382
Class C	24,089
Class R	202
Class R4	2,031
Class R5	488
Class Z	109,796
Administration fees	101,529
Compensation of board members	11,973
Custodian fees	43,632
Printing and postage fees	31,152
Registration fees	48,879
Professional fees	19,502
Line of credit interest expense	948
Other	6,021
Total expenses	1,767,786
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(27,042)
Expense reductions	(701)
Total net expenses	1,740,043
Net investment income	3,899,602
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	9,210,967
Foreign currency translations	1,757
Forward foreign currency exchange contracts	389,400
Options contracts written	16,893
Net realized gain	9,619,017
Net change in unrealized appreciation (depreciation) on:
Investments	(13,348,492)
Foreign currency translations	(72,967)
Forward foreign currency exchange contracts	(547,239)
Net change in unrealized appreciation (depreciation)	(13,968,698)
Net realized and unrealized loss	(4,349,681)
Net decrease in net assets from operations	$(450,079)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
14

Columbia International Value Fund

Statement of Changes in Net Assets

	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
Operations
Net investment income	$3,899,602	$14,016,532
Net realized gain (loss)	9,619,017	(26,406,641)
Net change in unrealized appreciation (depreciation)	(13,968,698)	113,296,382
Net increase (decrease) in net assets resulting from operations	(450,079)	100,906,273
Distributions to shareholders
Net investment income
Class A	(1,365,576)	(5,224,071)
Class B	(4,704)	(21,115)
Class C	(308,572)	(1,104,350)
Class I	(35)	(136)
Class R	(2,724)	(7,978)
Class R4	(28,132)	(88,546)
Class R5	(18,255)	(412,230)
Class Z	(1,515,847)	(6,141,628)
Total distributions to shareholders	(3,243,845)	(13,000,054)
Increase (decrease) in net assets from capital stock activity	(28,725,456)	(465,549,679)
Total decrease in net assets	(32,419,380)	(377,643,460)
Net assets at beginning of period	272,336,774	649,980,234
Net assets at end of period	$239,917,394	$272,336,774
Undistributed net investment income	$3,266,267	$2,610,510

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
15

Columbia International Value Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	400,627	6,121,480	1,646,238	21,934,027
Distributions reinvested	67,035	1,032,338	253,224	3,717,336
Redemptions	(1,129,805)	(17,243,447)	(7,741,276)	(109,208,073)
Net decrease	(662,143)	(10,089,629)	(5,841,814)	(83,556,710)
Class B shares
Subscriptions	584	8,594	5,057	62,262
Distributions reinvested	281	4,147	1,315	18,578
Redemptions(a)	(4,706)	(68,794)	(17,876)	(246,890)
Net decrease	(3,841)	(56,053)	(11,504)	(166,050)
Class C shares
Subscriptions	83,844	1,228,976	155,209	1,704,861
Distributions reinvested	14,181	208,748	52,538	739,728
Redemptions	(184,580)	(2,702,426)	(535,264)	(7,344,198)
Net decrease	(86,555)	(1,264,702)	(327,517)	(4,899,609)
Class I shares
Redemptions	(13)	(197)	—	—
Net increase (decrease)	(13)	(197)	—	—
Class R shares
Subscriptions	1,832	28,147	5,216	74,673
Distributions reinvested	177	2,724	534	7,855
Redemptions	(848)	(12,817)	(175)	(2,553)
Net increase	1,161	18,054	5,575	79,975
Class R4 shares
Subscriptions	39,098	608,720	145,365	2,230,240
Distributions reinvested	1,785	28,100	5,901	88,398
Redemptions	(14,498)	(225,000)	(21,157)	(329,483)
Net increase	26,385	411,820	130,109	1,989,155
Class R5 shares
Subscriptions	3,649	57,649	604,487	8,276,537
Distributions reinvested	1,158	18,221	27,527	412,080
Redemptions	(148,973)	(2,327,271)	(471,617)	(7,257,758)
Net increase (decrease)	(144,166)	(2,251,401)	160,397	1,430,859
Class Z shares
Subscriptions	920,851	14,244,325	3,622,263	49,175,543
Distributions reinvested	82,897	1,292,362	338,804	5,027,852
Redemptions	(1,995,469)	(31,030,035)	(30,882,263)	(434,630,694)
Net decrease	(991,721)	(15,493,348)	(26,921,196)	(380,427,299)
Total net decrease	(1,860,893)	(28,725,456)	(32,805,950)	(465,549,679)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
16

Columbia International Value Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia International Value Master Portfolio for all periods prior to the Fund's conversion to a stand-alone fund after the close of business on December 13, 2013. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class A	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$15.55		$12.85		$13.14		$15.12		$13.48		$9.40
Income from investment operations:
Net investment income	0.23		0.41		0.39		0.39		0.22		0.33	(a)
Net realized and unrealized gain (loss)	(0.25)		3.00		(0.20)		(1.88)		1.81		3.96
Total from investment operations	(0.02)		3.41		0.19		(1.49)		2.03		4.29
Less distributions to shareholders:
Net investment income	(0.20)		(0.71)		(0.46)		(0.49)		(0.39)		(0.21)
Tax return of capital	—		—		(0.02)		—		—		—
Total distributions to shareholders	(0.20)		(0.71)		(0.48)		(0.49)		(0.39)		(0.21)
Proceeds from regulatory settlements	—		—		—		0.00	(b)	0.00	(b)	0.00	(b)
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		—		0.00	(b)
Net asset value, end of period	$15.33		$15.55		$12.85		$13.14		$15.12		$13.48
Total return	(0.15%)		26.87%		1.56%		(9.51%)		15.47%		45.57%
Ratios to average net assets(c)
Total gross expenses	1.44	%(d)(e)	1.48	%(d)	1.57	%(d)	1.53	%(d)	1.48	%(d)	1.42	%(d)
Total net expenses(f)	1.41	%(d)(e)(g)	1.43	%(d)(g)	1.43	%(d)(g)	1.41	%(d)(g)	1.48	%(d)(g)	1.42	%(d)(g)
Net investment income	2.99	%(e)	2.85%		3.09%		2.87%		1.61%		2.56%
Supplemental data
Net assets, end of period (in thousands)	$101,869		$113,594		$168,944		$225,747		$367,847		$380,578
Portfolio turnover	35%		14	%(h)	—		—		—		—
Portfolio turnover of Columbia International Value Fund Master Portfolio	—		100	%(i)	13%		16%		7%		22%

Notes to Financial Highlights

(a)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.13 per share.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Amount represents results after the Fund's conversion to a stand-alone structure.

(i)  Amount represents results prior to the Fund's conversion to a stand-alone structure.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
17

Columbia International Value Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class B	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$14.95		$12.39		$12.68		$14.61		$13.02		$9.09
Income from investment operations:
Net investment income	0.17		0.26		0.29		0.27		0.21		0.24	(a)
Net realized and unrealized gain (loss)	(0.25)		2.92		(0.19)		(1.81)		1.67		3.82
Total from investment operations	(0.08)		3.18		0.10		(1.54)		1.88		4.06
Less distributions to shareholders:
Net investment income	(0.18)		(0.62)		(0.38)		(0.39)		(0.29)		(0.13)
Tax return of capital	—		—		(0.01)		—		—		—
Total distributions to shareholders	(0.18)		(0.62)		(0.39)		(0.39)		(0.29)		(0.13)
Proceeds from regulatory settlements	—		—		—		0.00	(b)	0.00	(b)	0.00	(b)
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		—		0.00	(b)
Net asset value, end of period	$14.69		$14.95		$12.39		$12.68		$14.61		$13.02
Total return	(0.55%)		25.96%		0.84%		(10.28%)		14.75%		44.61%
Ratios to average net assets(c)
Total gross expenses	2.19	%(d)(e)	2.23	%(d)	2.32	%(d)	2.27	%(d)	2.23	%(d)	2.17	%(d)
Total net expenses(f)	2.16	%(d)(e)(g)	2.17	%(d)(g)	2.18	%(d)(g)	2.16	%(d)(g)	2.23	%(d)(g)	2.17	%(d)(g)
Net investment income	2.31	%(e)	1.85%		2.41%		2.05%		1.62%		1.95%
Supplemental data
Net assets, end of period (in thousands)	$389		$453		$518		$807		$1,437		$8,476
Portfolio turnover	35%		14	%(h)	—		—		—		—
Portfolio turnover of Columbia International Value Fund Master Portfolio	—		100	%(i)	13%		16%		7%		22%

Notes to Financial Highlights

(a)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.13 per share.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Amount represents results after the Fund's conversion to a stand-alone structure.

(i)  Amount represents results prior to the Fund's conversion to a stand-alone structure.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
18

Columbia International Value Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class C	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$14.89		$12.35		$12.64		$14.56		$12.99		$9.08
Income from investment operations:
Net investment income	0.16		0.26		0.28		0.27		0.12		0.22	(a)
Net realized and unrealized gain (loss)	(0.23)		2.90		(0.18)		(1.80)		1.74		3.82
Total from investment operations	(0.07)		3.16		0.10		(1.53)		1.86		4.04
Less distributions to shareholders:
Net investment income	(0.18)		(0.62)		(0.38)		(0.39)		(0.29)		(0.13)
Tax return of capital	—		—		(0.01)		—		—		—
Total distributions to shareholders	(0.18)		(0.62)		(0.39)		(0.39)		(0.29)		(0.13)
Proceeds from regulatory settlements	—		—		—		0.00	(b)	0.00	(b)	0.00	(b)
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		—		0.00	(b)
Net asset value, end of period	$14.64		$14.89		$12.35		$12.64		$14.56		$12.99
Total return	(0.48%)		25.88%		0.85%		(10.24%)		14.62%		44.44%
Ratios to average net assets(c)
Total gross expenses	2.19	%(d)(e)	2.23	%(d)	2.32	%(d)	2.28	%(d)	2.23	%(d)	2.17	%(d)
Total net expenses(f)	2.16	%(d)(e)(g)	2.17	%(d)(g)	2.18	%(d)(g)	2.16	%(d)(g)	2.23	%(d)(g)	2.17	%(d)(g)
Net investment income	2.23	%(e)	1.91%		2.35%		2.10%		0.89%		1.81%
Supplemental data
Net assets, end of period (in thousands)	$24,992		$26,710		$26,193		$34,910		$57,793		$63,914
Portfolio turnover	35%		14	%(h)	—		—		—		—
Portfolio turnover of Columbia International Value Fund Master Portfolio	—		100	%(i)	13%		16%		7%		22%

Notes to Financial Highlights

(a)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.13 per share.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Amount represents results after the Fund's conversion to a stand-alone structure.

(i)  Amount represents results prior to the Fund's conversion to a stand-alone structure.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
19

Columbia International Value Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class I	(Unaudited)		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$15.09		$12.48		$12.77		$15.27		$13.93
Income from investment operations:
Net investment income (loss)	0.25		0.42		0.40		0.70		(0.00	)(b)
Net realized and unrealized gain (loss)	(0.23)		2.95		(0.16)		(2.65)		1.67
Total from investment operations	0.02		3.37		0.24		(1.95)		1.67
Less distributions to shareholders:
Net investment income	(0.21)		(0.76)		(0.51)		(0.55)		(0.33)
Tax return of capital	—		—		(0.02)		—		—
Total distributions to shareholders	(0.21)		(0.76)		(0.53)		(0.55)		(0.33)
Proceeds from regulatory settlements	—		—		—		0.00	(b)	0.00	(b)
Net asset value, end of period	$14.90		$15.09		$12.48		$12.77		$15.27
Total return	0.11%		27.35%		2.00%		(12.47%)		12.22%
Ratios to average net assets(c)
Total gross expenses	1.03	%(d)(e)	1.00	%(d)	1.13	%(d)	1.06	%(d)	1.07	%(d)(e)
Total net expenses(f)	1.02	%(d)(e)	0.99	%(d)	1.04	%(d)	1.06	%(d)(g)	1.07	%(d)(e)(g)
Net investment income (loss)	3.38	%(e)	3.00%		3.31%		4.77%		(0.05	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$2		$3		$2		$2		$34,506
Portfolio turnover	35%		14	%(h)	—		—		—
Portfolio turnover of Columbia International Value Fund Master Portfolio	—		100	%(i)	13%		16%		7%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Amount represents results after the Fund's conversion to a stand-alone structure.

(i)  Amount represents results prior to the Fund's conversion to a stand-alone structure.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
20

Columbia International Value Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class R	(Unaudited)		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$15.56		$12.87		$13.15		$15.15		$13.78
Income from investment operations:
Net investment income	0.20		0.31		0.15		0.25		0.02
Net realized and unrealized gain (loss)	(0.24)		3.06		0.02	(b)	(1.79)		1.60
Total from investment operations	(0.04)		3.37		0.17		(1.54)		1.62
Less distributions to shareholders:
Net investment income	(0.19)		(0.68)		(0.44)		(0.46)		(0.25)
Tax return of capital	—		—		(0.01)		—		—
Total distributions to shareholders	(0.19)		(0.68)		(0.45)		(0.46)		(0.25)
Proceeds from regulatory settlements	—		—		—		0.00	(c)	0.00	(c)
Net asset value, end of period	$15.33		$15.56		$12.87		$13.15		$15.15
Total return	(0.26%)		26.50%		1.39%		(9.90%)		11.92%
Ratios to average net assets(d)
Total gross expenses	1.69	%(e)(f)	1.71	%(e)	1.85	%(e)	1.86	%(e)	1.77	%(e)(f)
Total net expenses(g)	1.66	%(e)(f)(h)	1.67	%(e)(h)	1.70	%(e)(h)	1.64	%(e)(h)	1.77	%(e)(f)(h)
Net investment income	2.66	%(f)	2.13%		1.16%		1.94%		0.40	%(f)
Supplemental data
Net assets, end of period (in thousands)	$220		$205		$98		$8		$3
Portfolio turnover	35%		14	%(i)	—		—		—
Portfolio turnover of Columbia International Value Fund Master Portfolio	—		100	%(j)	13%		16%		7%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Annualized.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Amount represents results after the Fund's conversion to a stand-alone structure.

(j)  Amount represents results prior to the Fund's conversion to a stand-alone structure.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
21

Columbia International Value Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$15.88		$13.10		$12.51
Income from investment operations:
Net investment income	0.24		0.30		0.02
Net realized and unrealized gain (loss)	(0.24)		3.22		1.05	(b)
Total from investment operations	—		3.52		1.07
Less distributions to shareholders:
Net investment income	(0.20)		(0.74)		(0.46)
Tax return of capital	—		—		(0.02)
Total distributions to shareholders	(0.20)		(0.74)		(0.48)
Net asset value, end of period	$15.68		$15.88		$13.10
Total return	0.02%		27.21%		8.64%
Ratios to average net assets(c)
Total gross expenses	1.19	%(d)(e)	1.25	%(d)	1.31	%(d)(e)
Total net expenses(f)	1.16	%(d)(e)(g)	1.17	%(d)(g)	1.21	%(d)(e)
Net investment income	3.12	%(e)	2.09%		0.59	%(e)
Supplemental data
Net assets, end of period (in thousands)	$2,457		$2,070		$3
Portfolio turnover	35%		14	%(h)	—
Portfolio turnover of Columbia International Value Fund Master Portfolio	—		100	%(i)	13%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Amount represents results after the Fund's conversion to a stand-alone structure on.

(i)  Amount represents results prior to the Fund's conversion to a stand-alone structure.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
22

Columbia International Value Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,
Class R5	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$15.87		$13.09		$12.51
Income from investment operations:
Net investment income	0.31		0.37		0.07
Net realized and unrealized gain (loss)	(0.30)		3.16		1.00	(b)
Total from investment operations	0.01		3.53		1.07
Less distributions to shareholders:
Net investment income	(0.21)		(0.75)		(0.47)
Tax return of capital	—		—		(0.02)
Total distributions to shareholders	(0.21)		(0.75)		(0.49)
Net asset value, end of period	$15.67		$15.87		$13.09
Total return	0.03%		27.34%		8.64%
Ratios to average net assets(c)
Total gross expenses	1.04	%(d)(e)	1.09	%(d)	1.28	%(d)(e)
Total net expenses(f)	1.04	%(d)(e)	1.07	%(d)	1.09	%(d)(e)
Net investment income	3.99	%(e)	2.49%		1.88	%(e)
Supplemental data
Net assets, end of period (in thousands)	$1,087		$3,388		$696
Portfolio turnover	35%		14	%(g)	—
Portfolio turnover of Columbia International Value Fund Master Portfolio	—		100	%(h)	13%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  Amount represents results after the Fund's conversion to a stand-alone structure.

(h)  Amount represents results prior to the Fund's conversion to a stand-alone structure.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
23

Columbia International Value Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class Z	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$15.73		$12.99		$13.27		$15.28		$13.62		$9.49
Income from investment operations:
Net investment income	0.26		0.58		0.42		0.42		0.26		0.36	(a)
Net realized and unrealized gain (loss)	(0.26)		2.90		(0.19)		(1.90)		1.83		4.01
Total from investment operations	—		3.48		0.23		(1.48)		2.09		4.37
Less distributions to shareholders:
Net investment income	(0.20)		(0.74)		(0.49)		(0.53)		(0.43)		(0.24)
Tax return of capital	—		—		(0.02)		—		—		—
Total distributions to shareholders	(0.20)		(0.74)		(0.51)		(0.53)		(0.43)		(0.24)
Proceeds from regulatory settlements	—		—		—		0.00	(b)	0.00	(b)	0.00	(b)
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		—		0.00	(b)
Net asset value, end of period	$15.53		$15.73		$12.99		$13.27		$15.28		$13.62
Total return	0.01%		27.13%		1.86%		(9.35%)		15.74%		45.94%
Ratios to average net assets(c)
Total gross expenses	1.19	%(d)(e)	1.26	%(d)	1.32	%(d)	1.27	%(d)	1.23	%(d)	1.17	%(d)
Total net expenses(f)	1.16	%(d)(e)(g)	1.19	%(d)(g)	1.18	%(d)(g)	1.16	%(d)(g)	1.23	%(d)(g)	1.17	%(d)(g)
Net investment income	3.32	%(e)	4.05%		3.35%		3.09%		1.85%		2.76%
Supplemental data
Net assets, end of period (in thousands)	$108,901		$125,914		$453,526		$924,777		$1,277,799		$1,187,812
Portfolio turnover	35%		14	%(h)	—		—		—		—
Portfolio turnover of Columbia International Value Fund Master Portfolio	—		100	%(i)	13%		16%		7%		22%

Notes to Financial Highlights

(a)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.13 per share.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Amount represents results after the Fund's conversion to a stand-alone structure.

(i)  Amount represents results prior to the Fund's conversion to a stand-alone structure.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
24

Columbia International Value Fund

Notes to Financial Statements

August 31, 2014 (Unaudited)

Note 1. Organization

Columbia International Value Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the

Semiannual Report 2014
25

Columbia International Value Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Option contracts are valued at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a

Semiannual Report 2014
26

Columbia International Value Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or if the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, and/or to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to decrease the Fund's exposure to equity risk, to increase return on investments and to facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the

Semiannual Report 2014
27

Columbia International Value Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.

Contracts and premiums associated with options contracts written for the six months ended August 31, 2014 are as follows:

	Calls
	Contracts	Premiums ($)
Balance at February 28, 2014	—	—
Opened	1,190	21,139
Closed	—	—
Expired	118	16,893
Exercised	1,072	4,245
Balance at August 31, 2014	—	—

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of August 31, 2014:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)	Net Amount ($)(b)
Asset Derivatives:
Forward Foreign Currency Exchange Contracts	162,491	—	162,491	162,491	—	—	—

Semiannual Report 2014
28

Columbia International Value Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(c)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)	Net Amount ($)(d)
Liability Derivatives:
Forward Foreign Currency Exchange Contracts	478,789	—	478,789	162,491	—	—	316,298

(a) Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b) Represents the net amount due from counterparties in the event of default.

(c) Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(d) Represents the net amount due to counterparties in the event of default.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2014:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	162,491
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	478,789

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Options Contracts Written and Purchased ($)	Total ($)
Equity risk	—	16,893	16,893
Foreign exchange risk	389,400	—	389,400
Total	389,400	16,893	406,293
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)
Foreign exchange risk	(547,239)

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended August 31, 2014:

Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	95,377	(374,839)

*Based on the ending quarterly outstanding amounts for the six months ended August 31, 2014.

Semiannual Report 2014
29

Columbia International Value Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.79% to 0.62% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended August 31, 2014 was 0.79% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended August 31, 2014 was 0.08% of the Fund's average daily net assets.

Semiannual Report 2014
30

Columbia International Value Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2014, other expenses paid by the Fund to this company were $721.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended August 31, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class R	0.19
Class R4	0.19
Class R5	0.05
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2014, these minimum account balance fees reduced total expenses of the Fund by $701.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rates of 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class B, Class C and Class R shares, respectively.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $23,075 for Class A, $0 for Class B, and $100 for Class C shares for the six months ended August 31, 2014.

Semiannual Report 2014
31

Columbia International Value Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective July 1, 2014	Contractual Expense Cap Prior to July 1, 2014
Class A	1.42%	1.41%
Class B	2.17	2.16
Class C	2.17	2.16
Class I	1.03	1.02
Class R	1.67	1.66
Class R4	1.17	1.16
Class R5	1.08	1.07
Class Z	1.17	1.16

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2014, the cost of investments for federal income tax purposes was approximately $219,947,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$27,901,000
Unrealized depreciation	(8,734,000)
Net unrealized appreciation	$19,167,000

The following capital loss carryforwards, determined as of February 28, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2018	185,725,377
2019	68,376,538
Unlimited long-term	303,823,987
Total	557,925,902

Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, aggregated to $87,258,366 and $115,901,823, respectively, for the six months ended August 31, 2014. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At August 31, 2014, two unaffiliated shareholders of record owned 34.6% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Semiannual Report 2014
32

Columbia International Value Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

For the six months ended August 31, 2014, the average daily loan balance outstanding on days when borrowing existed was $2,960,000 at a weighted average interest rate of 1.15%. Interest expense incurred by the Fund is recorded as line of credit interest expense in the Statement of Operations.

Note 9. Significant Risks

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Financial Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the financial sector than if it were invested in a wider variety of companies in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates

Semiannual Report 2014
33

Columbia International Value Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014
34

Columbia International Value Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia International Value Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2014, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed expense caps for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 9-11, 2014 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the successful implementation of a globalization initiative, which, among other things, increased worldwide analyst support for global products, the reorganization of the Informational Technology research team, the hiring of additional personnel to assist the Asset Allocation team and the global restructuring of the Senior Operational team. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain its key portfolio management personnel. The Independent Trustees also recalled Columbia Management's representation that additional staff has been added to support the vigorous application of the "5P" review process, to which all internally-managed Funds are subject.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2013 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Semiannual Report 2014
35

Columbia International Value Fund

Approval of Investment Management Services Agreement (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed voluntary expense caps/waivers) approximated the peer universe's median expense ratio shown in the reports. It was observed that various proposals concerning the Funds' transfer agency and sub-transfer agency fee structures, and other changes impacting the Funds' pricing structure and fees, are expected to be considered at a later Board meeting which, if adopted, would alter the current pricing philosophy. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that: (i) a 2013 report provided to the Board by an independent consulting firm, Bobroff Consulting, concluded that 2012 profitability was reasonable; (ii) 2013 profitability only moderately exceeded 2012 levels; and (iii) 2013 profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 11, 2014, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2014
36

Columbia International Value Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
37

Columbia International Value Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR170_02_D01_(10/14)

Semiannual Report

August 31, 2014

Columbia Marsico Growth Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

Continued Economic Recovery

The U.S. economy improved along with a warm-up in the weather during the second quarter of 2014. Economic data generally beat expectations with positive news from major market sectors. Strong hiring brought unemployment down to 6.1%. Manufacturing activity remained robust. Personal income growth was healthy with accelerated wage gains, an increased savings rate of 4.8% and a 35-year low in household debt as a percentage of income. After a slow start, the housing market showed renewed strength. Sales rose and pending sales, a key indicator of future activity, rose strongly near the end of the quarter. Consumer spending was somewhat lackluster, but consumer confidence rose to a post-recession high.

Against this backdrop, the Federal Reserve (the Fed) maintained a steady hand, while central banks outside of the United States took steps to stimulate growth. Investors were the beneficiaries of a stable environment and accommodative monetary policy. Equity markets stabilized at high levels with the S&P 500 Index setting a new record high above 1900. Every major asset class delivered gains for the period. All 10 sectors within the S&P 500 Index delivered gains, led by energy, utilities and technology. Large- and mid-cap stocks outperformed small-cap stocks by a considerable margin.

Interest rates moved lower, resulting in positive returns for most domestic fixed-income sectors. The Barclays U.S. Aggregate Bond Index returned 2.04%, while mortgage and securitized bonds, investment-grade and high-yield corporate and municipal bonds returned around 2.50% for the second quarter of 2014. U.S. convertible bonds and Treasury Inflation Protected Securities generated somewhat stronger returns. Emerging-market bonds were the period's best fixed-income performers, with returns in line with U.S. equities.

Stay on Track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities. The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia Marsico Growth Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	15
Notes to Financial Statements	24
Approval of Investment Management Services and Subadvisory Agreements	30
Important Information About This Report	33

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Marsico Growth Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Marsico Growth Fund (the Fund) Class A shares returned 4.57% excluding sales charges for the six-month period that ended August 31, 2014.

>  The Fund underperformed its benchmark, the S&P 500 Index, which returned 8.84% during the same period.

Average Annual Total Returns (%) (for period ended August 31, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	12/31/97
Excluding sales charges		4.57	25.75	16.70	8.15
Including sales charges		-1.43	18.51	15.33	7.52
Class B	12/31/97
Excluding sales charges		4.18	24.85	15.84	7.35
Including sales charges		-0.82	19.85	15.61	7.35
Class C	12/31/97
Excluding sales charges		4.18	24.85	15.84	7.35
Including sales charges		3.18	23.85	15.84	7.35
Class I*	09/27/10	4.84	26.40	17.15	8.36
Class R*	01/23/06	4.45	25.49	16.42	7.87
Class R4*	11/08/12	4.74	26.15	16.81	8.21
Class R5*	11/08/12	4.77	26.30	16.87	8.23
Class W*	09/27/10	4.61	25.87	16.73	8.16
Class Z	12/31/97	4.74	26.15	17.00	8.43
S&P 500 Index		8.84	25.25	16.88	8.38

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one class of shares at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
2

Columbia Marsico Growth Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at August 31, 2014)
Gilead Sciences, Inc.	6.9
Facebook, Inc., Class A	5.0
Canadian Pacific Railway Ltd.	4.7
Priceline Group, Inc. (The)	4.2
Schlumberger Ltd.	4.2
Union Pacific Corp.	4.1
Starwood Hotels & Resorts Worldwide, Inc.	4.0
Walt Disney Co. (The)	3.6
Apple, Inc.	3.5
Wynn Resorts Ltd.	3.5

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at August 31, 2014)
Common Stocks	97.1
Consumer Discretionary	28.9
Consumer Staples	3.6
Energy	10.4
Financials	1.6
Health Care	15.7
Industrials	12.7
Information Technology	18.2
Materials	6.0
Money Market Funds	2.9
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Marsico Capital Management, LLC

Thomas Marsico

Coralie Witter, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2014 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2014
3

Columbia Marsico Growth Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2014 – August 31, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,045.70	1,019.15	5.92	5.84	1.16
Class B	1,000.00	1,000.00	1,041.80	1,015.41	9.72	9.60	1.91
Class C	1,000.00	1,000.00	1,041.80	1,015.41	9.72	9.60	1.91
Class I	1,000.00	1,000.00	1,048.40	1,021.29	3.73	3.68	0.73
Class R	1,000.00	1,000.00	1,044.50	1,017.90	7.19	7.09	1.41
Class R4	1,000.00	1,000.00	1,047.40	1,020.39	4.65	4.58	0.91
Class R5	1,000.00	1,000.00	1,047.70	1,021.09	3.93	3.88	0.77
Class W	1,000.00	1,000.00	1,046.10	1,019.30	5.76	5.69	1.13
Class Z	1,000.00	1,000.00	1,047.40	1,020.39	4.65	4.58	0.91

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2014
4

Columbia Marsico Growth Fund

Portfolio of Investments

August 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 94.1%

Issuer	Shares	Value ($)
Consumer Discretionary 28.0%
Auto Components 1.2%
Delphi Automotive PLC	359,108	24,986,735
Automobiles 1.7%
Tesla Motors, Inc.(a)	133,823	36,092,063
Hotels, Restaurants & Leisure 9.4%
Starbucks Corp.	604,475	47,034,200
Starwood Hotels & Resorts Worldwide, Inc.	924,845	78,186,396
Wynn Resorts Ltd.	350,665	67,636,265
Total		192,856,861
Internet & Catalog Retail 4.0%
Priceline Group, Inc. (The)(a)	65,489	81,488,618
Media 9.6%
CBS Corp., Class B Non Voting	1,139,175	67,541,686
Comcast Corp., Class A	1,110,144	60,758,181
Walt Disney Co. (The)	773,206	69,495,755
Total		197,795,622
Specialty Retail 2.1%
Home Depot, Inc. (The)	464,503	43,431,030
Total Consumer Discretionary		576,650,929
Consumer Staples 3.5%
Food & Staples Retailing 1.5%
CVS Caremark Corp.	388,417	30,859,731
Food Products 2.0%
Keurig Green Mountain, Inc.	307,842	41,041,495
Total Consumer Staples		71,901,226
Energy 10.1%
Energy Equipment & Services 6.2%
Halliburton Co.	688,477	46,547,930
Schlumberger Ltd.	734,282	80,506,679
Total		127,054,609
Oil, Gas & Consumable Fuels 3.9%
Antero Resources Corp.(a)	562,326	32,530,559
Continental Resources, Inc.(a)	193,793	31,256,873
EOG Resources, Inc.	86,993	9,558,791
Pioneer Natural Resources Co.	37,573	7,839,606
Total		81,185,829
Total Energy		208,240,438

Common Stocks (continued)

Issuer	Shares	Value ($)
Financials 1.6%
Capital Markets 1.6%
Charles Schwab Corp. (The)	1,137,309	32,424,680
Total Financials		32,424,680
Health Care 15.2%
Biotechnology 12.3%
Biogen Idec, Inc.(a)	193,048	66,223,186
Celgene Corp.(a)	566,305	53,810,301
Gilead Sciences, Inc.(a)	1,235,372	132,901,320
Total		252,934,807
Health Care Providers & Services 2.5%
HCA Holdings, Inc.(a)	745,325	52,038,591
Pharmaceuticals 0.4%
Pacira Pharmaceuticals, Inc.(a)	79,702	8,628,539
Total Health Care		313,601,937
Industrials 12.3%
Aerospace & Defense 2.6%
General Dynamics Corp.	432,451	53,299,586
Airlines 0.5%
Delta Air Lines, Inc.	253,507	10,033,807
Commercial Services & Supplies 0.9%
Tyco International Ltd.	428,630	19,125,470
Road & Rail 8.3%
Canadian Pacific Railway Ltd.	454,152	91,102,891
Union Pacific Corp.	752,132	79,176,936
Total		170,279,827
Total Industrials		252,738,690
Information Technology 17.6%
Internet Software & Services 8.7%
Facebook, Inc., Class A(a)	1,291,333	96,617,535
Google, Inc., Class A(a)	91,397	53,225,957
Google, Inc., Class C(a)	32,510	18,582,716
LinkedIn Corp., Class A(a)	46,055	10,396,916
Total		178,823,124
IT Services 3.7%
FleetCor Technologies, Inc.(a)	70,040	10,064,048
Visa, Inc., Class A	308,328	65,525,866
Total		75,589,914

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
5

Columbia Marsico Growth Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 1.9%
ASML Holding NV	420,115	40,381,454
Technology Hardware, Storage & Peripherals 3.3%
Apple, Inc.	660,354	67,686,285
Total Information Technology		362,480,777
Materials 5.8%
Chemicals 5.8%
Monsanto Co.	529,432	61,228,811
Sherwin-Williams Co. (The)	266,703	58,170,591
Total		119,399,402
Total Materials		119,399,402
Total Common Stocks (Cost: $1,293,604,536)		1,937,438,079

Money Market Funds 2.8%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.100%(b)(c)	57,696,486	57,696,486
Total Money Market Funds (Cost: $57,696,486)		57,696,486
Total Investments (Cost: $1,351,301,022)		1,995,134,565
Other Assets & Liabilities, Net		64,485,956
Net Assets		2,059,620,521

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at August 31, 2014.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	38,194,829	452,896,675	(433,395,018)	57,696,486	22,717	57,696,486

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
6

Columbia Marsico Growth Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
7

Columbia Marsico Growth Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	576,650,929	—	—	576,650,929
Consumer Staples	71,901,226	—	—	71,901,226
Energy	208,240,438	—	—	208,240,438
Financials	32,424,680	—	—	32,424,680
Health Care	313,601,937	—	—	313,601,937
Industrials	252,738,690	—	—	252,738,690
Information Technology	362,480,777	—	—	362,480,777
Materials	119,399,402	—	—	119,399,402
Total Equity Securities	1,937,438,079	—	—	1,937,438,079
Mutual Funds
Money Market Funds	57,696,486	—	—	57,696,486
Total	1,995,134,565	—	—	1,995,134,565

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
8

Columbia Marsico Growth Fund

Statement of Assets and Liabilities

August 31, 2014 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $1,293,604,536)	$1,937,438,079
Affiliated issuers (identified cost $57,696,486)	57,696,486
Total investments (identified cost $1,351,301,022)	1,995,134,565
Receivable for:
Investments sold	112,736,211
Capital shares sold	1,702,131
Dividends	1,047,694
Prepaid expenses	10,291
Other assets	4,035
Total assets	2,110,634,927
Liabilities
Payable for:
Investments purchased	46,753,733
Capital shares purchased	3,300,386
Investment management fees	36,041
Distribution and/or service fees	12,153
Transfer agent fees	606,257
Administration fees	3,025
Compensation of board members	224,371
Other expenses	78,440
Total liabilities	51,014,406
Net assets applicable to outstanding capital stock	$2,059,620,521
Represented by
Paid-in capital	$1,280,232,867
Excess of distributions over net investment income	(1,189,954)
Accumulated net realized gain	136,744,065
Unrealized appreciation (depreciation) on:
Investments	643,833,543
Total — representing net assets applicable to outstanding capital stock	$2,059,620,521

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
9

Columbia Marsico Growth Fund

Statement of Assets and Liabilities (continued)

August 31, 2014 (Unaudited)

Class A
Net assets	$478,070,661
Shares outstanding	18,405,794
Net asset value per share	$25.97
Maximum offering price per share(a)	$27.55
Class B
Net assets	$7,260,736
Shares outstanding	321,431
Net asset value per share	$22.59
Class C
Net assets	$304,949,681
Shares outstanding	13,475,372
Net asset value per share	$22.63
Class I
Net assets	$2,603
Shares outstanding	97
Net asset value per share(b)	$26.73
Class R
Net assets	$23,394,074
Shares outstanding	918,509
Net asset value per share	$25.47
Class R4
Net assets	$27,147,544
Shares outstanding	1,003,043
Net asset value per share	$27.07
Class R5
Net assets	$3,939,193
Shares outstanding	145,457
Net asset value per share	$27.08
Class W
Net assets	$2,670
Shares outstanding	103
Net asset value per share(b)	$25.99
Class Z
Net assets	$1,214,853,359
Shares outstanding	45,608,050
Net asset value per share	$26.64

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
10

Columbia Marsico Growth Fund

Statement of Operations

Six Months Ended August 31, 2014 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$10,656,047
Dividends — affiliated issuers	22,717
Foreign taxes withheld	(159,170)
Total income	10,519,594
Expenses:
Investment management fees	6,422,544
Distribution and/or service fees
Class A	765,023
Class B	42,438
Class C	1,489,358
Class R	54,672
Class W	3
Transfer agent fees
Class A	592,308
Class B	8,214
Class C	288,445
Class R	21,183
Class R4	25,279
Class R5	832
Class W	2
Class Z	1,002,396
Administration fees	538,450
Compensation of board members	31,679
Custodian fees	9,238
Printing and postage fees	109,064
Registration fees	63,647
Professional fees	23,938
Other	15,413
Total expenses	11,504,126
Expense reductions	(1,674)
Total net expenses	11,502,452
Net investment loss	(982,858)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	136,944,322
Foreign currency translations	17,041
Net realized gain	136,961,363
Net change in unrealized appreciation (depreciation) on:
Investments	(48,985,537)
Foreign currency translations	3,537
Net change in unrealized appreciation (depreciation)	(48,982,000)
Net realized and unrealized gain	87,979,363
Net increase in net assets resulting from operations	$86,996,505

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
11

Columbia Marsico Growth Fund

Statement of Changes in Net Assets

	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
Operations
Net investment loss	$(982,858)	$(3,483,929)
Net realized gain	136,961,363	364,722,936
Net change in unrealized appreciation (depreciation)	(48,982,000)	226,193,528
Net increase in net assets resulting from operations	86,996,505	587,432,535
Distributions to shareholders
Net investment income
Class I	—	(1)
Class R4	—	(754)
Class R5	—	(152)
Class Z	—	(6,430)
Net realized gains
Class A	(19,595,087)	(117,357,888)
Class B	(292,709)	(2,688,621)
Class C	(10,824,265)	(61,094,202)
Class I	(79)	(715)
Class R	(713,804)	(4,038,218)
Class R4	(811,549)	(4,531,753)
Class R5	(110,538)	(347,600)
Class W	(83)	(713)
Class Z	(31,924,839)	(198,141,956)
Total distributions to shareholders	(64,272,953)	(388,209,003)
Increase (decrease) in net assets from capital stock activity	(89,357,008)	(219,144,107)
Total decrease in net assets	(66,633,456)	(19,920,575)
Net assets at beginning of period	2,126,253,977	2,146,174,552
Net assets at end of period	$2,059,620,521	$2,126,253,977
Excess of distributions over net investment income	$(1,189,954)	$(207,096)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
12

Columbia Marsico Growth Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	1,263,118	31,479,974	3,453,087	86,957,138
Distributions reinvested	659,833	16,251,689	4,104,050	97,441,772
Redemptions	(9,010,094)	(229,743,962)	(7,133,863)	(180,509,550)
Net increase (decrease)	(7,087,143)	(182,012,299)	423,274	3,889,360
Class B shares
Subscriptions	10,040	216,998	55,060	1,164,752
Distributions reinvested	7,745	166,050	69,420	1,454,522
Redemptions(a)	(169,238)	(3,672,775)	(526,550)	(11,897,152)
Net decrease	(151,453)	(3,289,727)	(402,070)	(9,277,878)
Class C shares
Subscriptions	440,733	9,536,632	1,880,870	40,551,362
Distributions reinvested	262,970	5,648,602	1,499,439	31,447,842
Redemptions	(1,237,546)	(26,952,966)	(2,316,415)	(52,440,802)
Net increase (decrease)	(533,843)	(11,767,732)	1,063,894	19,558,402
Class I shares
Redemptions	(40)	(1,000)	—	—
Net increase (decrease)	(40)	(1,000)	—	—
Class R shares
Subscriptions	94,641	2,337,351	186,467	4,656,438
Distributions reinvested	27,573	666,160	161,886	3,778,784
Redemptions	(87,522)	(2,141,018)	(300,721)	(7,516,597)
Net increase	34,692	862,493	47,632	918,625
Class R4 shares
Subscriptions	83,064	2,122,234	1,036,213	26,303,276
Distributions reinvested	31,636	811,471	183,929	4,531,923
Redemptions	(99,684)	(2,572,645)	(234,801)	(6,170,621)
Net increase	15,016	361,060	985,341	24,664,578
Class R5 shares
Subscriptions	73,734	1,911,129	103,194	2,714,441
Distributions reinvested	4,305	110,459	14,086	347,163
Redemptions	(36,635)	(961,128)	(13,340)	(333,645)
Net increase	41,404	1,060,460	103,940	2,727,959
Class W shares
Redemptions	(36)	(900)	—	—
Net increase (decrease)	(36)	(900)	—	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
13

Columbia Marsico Growth Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class Z shares
Subscriptions	8,463,135	221,573,532	10,596,355	275,531,162
Distributions reinvested	1,105,144	27,893,829	6,750,386	163,830,515
Redemptions	(5,651,259)	(144,036,724)	(26,955,709)	(700,986,830)
Net increase (decrease)	3,917,020	105,430,637	(9,608,968)	(261,625,153)
Total net decrease	(3,764,383)	(89,357,008)	(7,386,957)	(219,144,107)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
14

Columbia Marsico Growth Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class A	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$25.65		$23.69		$22.25		$21.19		$16.75		$11.30
Income from investment operations:
Net investment income (loss)	(0.01)		(0.05)		0.05		0.02		(0.01)		0.03
Net realized and unrealized gain	1.14		7.14		1.45		1.04		4.45		5.50
Total from investment operations	1.13		7.09		1.50		1.06		4.44		5.53
Less distributions to shareholders:
Net investment income	—		—		(0.06)		—		—		(0.08)
Net realized gains	(0.81)		(5.13)		—		—		—		—
Total distributions to shareholders	(0.81)		(5.13)		(0.06)		—		—		(0.08)
Proceeds from regulatory settlements	—		—		—		—		0.00	(a)	0.00	(a)
Net asset value, end of period	$25.97		$25.65		$23.69		$22.25		$21.19		$16.75
Total return	4.57%		32.56%		6.78%		5.00%		26.51%		49.09%
Ratios to average net assets(b)
Total gross expenses	1.16	%(c)	1.18	%(d)	1.36%		1.33	%(d)	1.30	%(d)	1.28	%(d)
Total net expenses(e)	1.16	%(c)(f)	1.18	%(d)(f)	1.26	%(f)	1.28	%(d)(f)	1.30	%(d)(f)	1.28	%(d)(f)
Net investment income (loss)	(0.12	%)(c)	(0.20%)		0.24%		0.08%		(0.05%)		0.23%
Supplemental data
Net assets, end of period (in thousands)	$478,071		$653,959		$593,794		$728,788		$1,021,724		$1,569,860
Portfolio turnover	35%		97%		90%		65%		67%		69%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
15

Columbia Marsico Growth Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class B	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$22.50		$21.33		$20.13		$19.31		$15.38		$10.42
Income from investment operations:
Net investment loss	(0.09)		(0.21)		(0.10)		(0.13)		(0.13)		(0.07)
Net realized and unrealized gain	0.99		6.35		1.30		0.95		4.06		5.07
Total from investment operations	0.90		6.14		1.20		0.82		3.93		5.00
Less distributions to shareholders:
Net investment income	—		—		—		—		—		(0.04)
Net realized gains	(0.81)		(4.97)		—		—		—		—
Total distributions to shareholders	(0.81)		(4.97)		—		—		—		(0.04)
Proceeds from regulatory settlements	—		—		—		—		0.00	(a)	0.00	(a)
Net asset value, end of period	$22.59		$22.50		$21.33		$20.13		$19.31		$15.38
Total return	4.18%		31.58%		5.96%		4.25%		25.55%		48.10%
Ratios to average net assets(b)
Total gross expenses	1.91	%(c)	1.92	%(d)	2.10%		2.09	%(d)	2.05	%(d)	2.03	%(d)
Total net expenses(e)	1.91	%(c)(f)	1.92	%(d)(f)	2.01	%(f)	2.03	%(d)(f)	2.05	%(d)(f)	2.03	%(d)(f)
Net investment loss	(0.86	%)(c)	(0.93%)		(0.52%)		(0.68%)		(0.78%)		(0.52%)
Supplemental data
Net assets, end of period (in thousands)	$7,261		$10,639		$18,659		$27,041		$41,675		$47,847
Portfolio turnover	35%		97%		90%		65%		67%		69%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
16

Columbia Marsico Growth Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class C	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$22.54		$21.35		$20.15		$19.34		$15.40		$10.44
Income from investment operations:
Net investment loss	(0.09)		(0.22)		(0.10)		(0.13)		(0.13)		(0.07)
Net realized and unrealized gain	0.99		6.38		1.30		0.94		4.07		5.07
Total from investment operations	0.90		6.16		1.20		0.81		3.94		5.00
Less distributions to shareholders:
Net investment income	—		—		—		—		—		(0.04)
Net realized gains	(0.81)		(4.97)		—		—		—		—
Total distributions to shareholders	(0.81)		(4.97)		—		—		—		(0.04)
Proceeds from regulatory settlements	—		—		—		—		0.00	(a)	0.00	(a)
Net asset value, end of period	$22.63		$22.54		$21.35		$20.15		$19.34		$15.40
Total return	4.18%		31.64%		5.96%		4.19%		25.58%		48.00%
Ratios to average net assets(b)
Total gross expenses	1.91	%(c)	1.93	%(d)	2.10%		2.09	%(d)	2.05	%(d)	2.03	%(d)
Total net expenses(e)	1.91	%(c)(f)	1.93	%(d)(f)	2.01	%(f)	2.03	%(d)(f)	2.05	%(d)(f)	2.03	%(d)(f)
Net investment loss	(0.86	%)(c)	(0.95%)		(0.51%)		(0.67%)		(0.78%)		(0.52%)
Supplemental data
Net assets, end of period (in thousands)	$304,950		$315,734		$276,437		$330,213		$390,384		$399,082
Portfolio turnover	35%		97%		90%		65%		67%		69%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
17

Columbia Marsico Growth Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,			Year Ended February 29,		Year Ended February 28,
Class I	(Unaudited)		2014		2013	2012		2011(a)
Per share data
Net asset value, beginning of period	$26.31		$24.17		$22.77	$21.55		$18.29
Income from investment operations:
Net investment income	0.04		0.07		0.15	0.13		0.01
Net realized and unrealized gain	1.19		7.31		1.47	1.09		3.29
Total from investment operations	1.23		7.38		1.62	1.22		3.30
Less distributions to shareholders:
Net investment income	—		(0.01)		(0.22)	—		(0.04)
Net realized gains	(0.81)		(5.23)		—	—		—
Total distributions to shareholders	(0.81)		(5.24)		(0.22)	—		(0.04)
Net asset value, end of period	$26.73		$26.31		$24.17	$22.77		$21.55
Total return	4.84%		33.18%		7.20%	5.66%		18.05%
Ratios to average net assets(b)
Total gross expenses	0.73	%(c)	0.70	%(d)	0.87%	0.89	%(d)	0.88	%(c)(d)
Total net expenses(e)	0.73	%(c)	0.70	%(d)	0.87%	0.88	%(d)(f)	0.88	%(c)(d)(f)
Net investment income	0.32	%(c)	0.28%		0.65%	0.64%		0.06	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3		$4		$3	$3		$11,201
Portfolio turnover	35%		97%		90%	65%		67%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
18

Columbia Marsico Growth Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class R	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$25.20		$23.36		$21.94		$20.94		$16.60		$11.20
Income from investment operations:
Net investment income (loss)	(0.04)		(0.11)		(0.00	)(a)	(0.03)		(0.05)		(0.00	)(a)
Net realized and unrealized gain	1.12		7.02		1.43		1.03		4.39		5.45
Total from investment operations	1.08		6.91		1.43		1.00		4.34		5.45
Less distributions to shareholders:
Net investment income	—		—		(0.01)		—		—		(0.05)
Net realized gains	(0.81)		(5.07)		—		—		—		—
Total distributions to shareholders	(0.81)		(5.07)		(0.01)		—		—		(0.05)
Proceeds from regulatory settlements	—		—		—		—		0.00	(a)	0.00	(a)
Net asset value, end of period	$25.47		$25.20		$23.36		$21.94		$20.94		$16.60
Total return	4.45%		32.24%		6.50%		4.78%		26.14%		48.79%
Ratios to average net assets(b)
Total gross expenses	1.41	%(c)	1.43	%(d)	1.61%		1.58	%(d)	1.55	%(d)	1.53	%(d)
Total net expenses(e)	1.41	%(c)(f)	1.43	%(d)(f)	1.51	%(f)	1.53	%(d)(f)	1.55	%(d)(f)	1.53	%(d)(f)
Net investment income (loss)	(0.37	%)(c)	(0.45%)		(0.00	)(a)	(0.16%)		(0.27%)		(0.02%)
Supplemental data
Net assets, end of period (in thousands)	$23,394		$22,273		$19,530		$21,166		$20,548		$14,848
Portfolio turnover	35%		97%		90%		65%		67%		69%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
19

Columbia Marsico Growth Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$26.66		$24.44		$22.14
Income from investment operations:
Net investment income	0.02		0.02		0.08
Net realized and unrealized gain	1.20		7.38		2.32
Total from investment operations	1.22		7.40		2.40
Less distributions to shareholders:
Net investment income	—		(0.00	)(b)	(0.10)
Net realized gains	(0.81)		(5.18)		—
Total distributions to shareholders	(0.81)		(5.18)		(0.10)
Net asset value, end of period	$27.07		$26.66		$24.44
Total return	4.74%		32.88%		10.89%
Ratios to average net assets(c)
Total gross expenses	0.91	%(d)	0.93	%(e)	1.01	%(d)
Total net expenses(f)	0.91	%(d)(g)	0.93	%(e)(g)	1.00	%(d)
Net investment income	0.13	%(d)	0.07%		1.11	%(d)
Supplemental data
Net assets, end of period (in thousands)	$27,148		$26,343		$66
Portfolio turnover	35%		97%		90%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
20

Columbia Marsico Growth Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,
Class R5	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$26.66		$24.43		$22.14
Income from investment operations:
Net investment income	0.04		0.05		0.09
Net realized and unrealized gain	1.19		7.40		2.32
Total from investment operations	1.23		7.45		2.41
Less distributions to shareholders:
Net investment income	—		(0.01)		(0.12)
Net realized gains	(0.81)		(5.21)		—
Total distributions to shareholders	(0.81)		(5.22)		(0.12)
Net asset value, end of period	$27.08		$26.66		$24.43
Total return	4.77%		33.12%		10.92%
Ratios to average net assets(b)
Total gross expenses	0.77	%(c)	0.77	%(d)	0.89	%(c)
Total net expenses(e)	0.77	%(c)	0.77	%(d)	0.89	%(c)
Net investment income	0.28	%(c)	0.18%		1.22	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3,939		$2,774		$3
Portfolio turnover	35%		97%		90%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
21

Columbia Marsico Growth Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,			Year Ended February 29,		Year Ended February 28,
Class W	(Unaudited)		2014		2013	2012		2011(a)
Per share data
Net asset value, beginning of period	$25.66		$23.69		$22.26	$21.20		$17.98
Income from investment operations:
Net investment income (loss)	(0.01)		(0.04)		0.06	0.02		0.01
Net realized and unrealized gain	1.15		7.14		1.44	1.04		3.21
Total from investment operations	1.14		7.10		1.50	1.06		3.22
Less distributions to shareholders:
Net investment income	—		—		(0.07)	—		—
Net realized gains	(0.81)		(5.13)		—	—		—
Total distributions to shareholders	(0.81)		(5.13)		(0.07)	—		—
Net asset value, end of period	$25.99		$25.66		$23.69	$22.26		$21.20
Total return	4.61%		32.63%		6.76%	5.00%		17.91%
Ratios to average net assets(b)
Total gross expenses	1.13	%(c)	1.15	%(d)	1.35%	1.29	%(d)	1.28	%(c)(d)
Total net expenses(e)	1.13	%(c)(f)	1.15	%(d)(f)	1.26%	1.26	%(d)(f)	1.28	%(c)(d)(f)
Net investment income (loss)	(0.08	%)(c)	(0.17%)		0.25%	0.11%		0.17	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3		$4		$3	$3		$3
Portfolio turnover	35%		97%		90%	65%		67%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
22

Columbia Marsico Growth Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,				Year Ended February 29,		Year Ended February 28,
Class Z	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$26.25		$24.13		$22.71		$21.57		$17.02		$11.47
Income from investment operations:
Net investment income	0.02		0.02		0.10		0.07		0.04		0.07
Net realized and unrealized gain	1.18		7.28		1.48		1.07		4.52		5.60
Total from investment operations	1.20		7.30		1.58		1.14		4.56		5.67
Less distributions to shareholders:
Net investment income	—		(0.00	)(a)	(0.16)		—		(0.01)		(0.12)
Net realized gains	(0.81)		(5.18)		—		—		—		—
Total distributions to shareholders	(0.81)		(5.18)		(0.16)		—		(0.01)		(0.12)
Proceeds from regulatory settlements	—		—		—		—		0.00	(a)	0.00	(a)
Net asset value, end of period	$26.64		$26.25		$24.13		$22.71		$21.57		$17.02
Total return	4.74%		32.89%		7.02%		5.29%		26.81%		49.55%
Ratios to average net assets(b)
Total gross expenses	0.91	%(c)	0.92	%(d)	1.10%		1.08	%(d)	1.05	%(d)	1.03	%(d)
Total net expenses(e)	0.91	%(c)(f)	0.92	%(d)(f)	1.02	%(f)	1.03	%(d)(f)	1.05	%(d)(f)	1.03	%(d)(f)
Net investment income	0.14	%(c)	0.07%		0.43%		0.34%		0.24%		0.48%
Supplemental data
Net assets, end of period (in thousands)	$1,214,853		$1,094,525		$1,237,679		$2,108,304		$2,063,751		$1,676,013
Portfolio turnover	35%		97%		90%		65%		67%		69%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
23

Columbia Marsico Growth Fund

Notes to Financial Statements

August 31, 2014 (Unaudited)

Note 1. Organization

Columbia Marsico Growth Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally

Semiannual Report 2014
24

Columbia Marsico Growth Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may

Semiannual Report 2014
25

Columbia Marsico Growth Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.71% to 0.54% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended August 31, 2014 was 0.64% of the Fund's average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Marsico Capital Management, LLC (Marsico) to serve as the subadviser to the Fund. The Investment Manager compensates Marsico to manage the investment of the Fund's assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended August 31, 2014 was 0.05% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2014, other expenses paid by the Fund to this company were $1,962.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average

Semiannual Report 2014
26

Columbia Marsico Growth Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended August 31, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class R	0.19
Class R4	0.19
Class R5	0.05
Class W	0.16
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2014, these minimum account balance fees reduced total expenses of the Fund by $1,674.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares of the Fund and the payment of a monthly distribution fee at the maximum annual rates of 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class B, Class C, Class R and Class W shares, respectively.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $94,725 for Class A, $2,150 for Class B and $4,047 for Class C shares for the six months ended August 31, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective July 1, 2014	Contractual Expense Cap Prior to July 1, 2014
Class A	1.22%	1.24%
Class B	1.97	1.99
Class C	1.97	1.99
Class I	0.83	0.84
Class R	1.47	1.49
Class R4	0.97	0.99
Class R5	0.88	0.89
Class W	1.22	1.24
Class Z	0.97	0.99

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the

Semiannual Report 2014
27

Columbia Marsico Growth Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2014, the cost of investments for federal income tax purposes was approximately $1,351,301,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$646,052,000
Unrealized depreciation	(2,218,000)
Net unrealized appreciation	$643,834,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $680,573,313 and $932,865,611, respectively, for the six months ended August 31, 2014. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At August 31, 2014, three unaffiliated shareholders of record owned 62.6% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 5.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended August 31, 2014.

Note 9. Significant Risks

Consumer Discretionary Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Semiannual Report 2014
28

Columbia Marsico Growth Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014
29

Columbia Marsico Growth Fund

Approval of Investment Management Services and Subadvisory Agreements

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Marsico Growth Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Marsico Capital Management, LLC (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2014, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed expense caps for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 9-11, 2014 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the successful implementation of a globalization initiative, which, among other things, increased worldwide analyst support for global products, the reorganization of the Informational Technology research team, the hiring of additional personnel to assist the Asset Allocation team and the global restructuring of the Senior Operational team. The Board took into account the information it received and reviewed concerning Columbia Management's ongoing oversight and monitoring of the subadvisers, observing the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other noted services, investment, risk and compliance oversight. The Board also took into account Columbia Management's Subadviser oversight structure and the Columbia Management team dedicated thereto, which the Board recalled had added staff and technology resources during 2013. The Board also noted the information it received concerning Columbia Management's ability to retain its key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2013 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the

Semiannual Report 2014
30

Columbia Marsico Growth Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser's capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreement. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below), as well as the Investment Manager's recommendation that the Board approve renewal of the Subadvisory Agreement with the Subadviser, the Board concluded that the services being performed under the Subadvisory Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser was in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Management's process for monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the 2013 report provided by an independent consulting firm, Bobroff Consulting (the Independent Consultant), that concluded that the Funds' standardized investment management fee rates were within a reasonable range. The Board took into account that the Fund's total expense ratio was below the peer universe's median

Semiannual Report 2014
31

Columbia Marsico Growth Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

expense ratio shown in the reports. It was observed that various proposals concerning the Funds' transfer agency and sub-transfer agency fee structures, and other changes impacting the Funds' pricing structure and fees, are expected to be considered at a later Board meeting which, if adopted, would alter the current pricing philosophy.

Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts. Based on its review, the Board concluded that the Fund's investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that: (i) the Independent Consultant concluded that 2012 profitability was reasonable; (ii) 2013 profitability only moderately exceeded 2012 levels; and (iii) 2013 profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 11, 2014, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

Semiannual Report 2014
32

Columbia Marsico Growth Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
33

Columbia Marsico Growth Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR188_02_D01_(10/14)

Semiannual Report

August 31, 2014

Columbia Overseas Value Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

Continued Economic Recovery

The U.S. economy improved along with a warm-up in the weather during the second quarter of 2014. Economic data generally beat expectations with positive news from major market sectors. Strong hiring brought unemployment down to 6.1%. Manufacturing activity remained robust. Personal income growth was healthy with accelerated wage gains, an increased savings rate of 4.8% and a 35-year low in household debt as a percentage of income. After a slow start, the housing market showed renewed strength. Sales rose and pending sales, a key indicator of future activity, rose strongly near the end of the quarter. Consumer spending was somewhat lackluster, but consumer confidence rose to a post-recession high.

Against this backdrop, the Federal Reserve (the Fed) maintained a steady hand, while central banks outside of the United States took steps to stimulate growth. Investors were the beneficiaries of a stable environment and accommodative monetary policy. Equity markets stabilized at high levels with the S&P 500 Index setting a new record high above 1900. Every major asset class delivered gains for the period. All 10 sectors within the S&P 500 Index delivered gains, led by energy, utilities and technology. Large- and mid-cap stocks outperformed small-cap stocks by a considerable margin.

Interest rates moved lower, resulting in positive returns for most domestic fixed-income sectors. The Barclays U.S. Aggregate Bond Index returned 2.04%, while mortgage and securitized bonds, investment-grade and high-yield corporate and municipal bonds returned around 2.50% for the second quarter of 2014. U.S. convertible bonds and Treasury Inflation Protected Securities generated somewhat stronger returns. Emerging-market bonds were the period's best fixed-income performers, with returns in line with U.S. equities.

Stay on Track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities. The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia Overseas Value Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	12
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	17
Notes to Financial Statements	24
Approval of Investment Management Services Agreement	35
Important Information About This Report	37

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Overseas Value Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Overseas Value Fund (the Fund) Class A shares returned -0.06% excluding sales charges for the six-month period that ended August 31, 2014.

>  The Fund underperformed its benchmark, the MSCI EAFE Value Index (Net), which returned 1.82% for the same time period.

Average Annual Total Returns (%) (for period ended August 31, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	Life
Class A*	02/28/13
Excluding sales charges		-0.06	18.31	6.81	1.06
Including sales charges		-5.80	11.53	5.56	0.14
Class B*	02/28/13
Excluding sales charges		-0.40	17.42	6.01	0.31
Including sales charges		-5.37	12.42	5.69	0.31
Class C*	02/28/13
Excluding sales charges		-0.40	17.42	6.01	0.31
Including sales charges		-1.39	16.42	6.01	0.31
Class I*	03/31/11	0.11	18.76	7.38	1.62
Class K*	02/28/13	-0.04	18.48	6.81	1.05
Class W*	03/31/11	-0.06	18.34	7.10	1.39
Class Z	03/31/08	0.07	18.52	7.29	1.55
MSCI EAFE Value Index (Net)		1.82	18.83	7.15	1.93

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The MSCI EAFE Value Index (Net) is a subset of the MSCI EAFE Index (Net), and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE Index (Net), and consists of those securities classified by MSCI Inc. as most representing the value style, such as higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing the growth style.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Value Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
2

Columbia Overseas Value Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at August 31, 2014)
Royal Dutch Shell PLC, Class B (United Kingdom)	4.3
HSBC Holdings PLC (United Kingdom)	2.3
Allianz SE, Registered Shares (Germany)	2.1
Australia and New Zealand Banking Group Ltd. (Australia)	2.0
AXA SA (France)	1.9
Sanofi (France)	1.9
Total SA (France)	1.8
Vodafone Group PLC (United Kingdom)	1.8
DBS Group Holdings Ltd. (Singapore)	1.7
Novartis AG, Registered Shares (Switzerland)	1.6

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at August 31, 2014)
Australia	4.5
Belgium	1.1
Canada	1.3
France	8.5
Germany	8.1
Greece	0.3
Hong Kong	0.6
Ireland	4.2
Israel	1.2
Italy	2.5
Japan	21.1
Netherlands	3.8
Norway	3.3
Portugal	0.0	(a)
Singapore	1.7
South Korea	2.4
Spain	4.7
Sweden	2.3
Switzerland	5.4
Taiwan	1.0
United Kingdom	18.7
United States(b)	3.3
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

(b) Includes investments in Money Market Funds.

Portfolio Management

Fred Copper, CFA

Daisuke Nomoto, CMA (SAAJ)

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2014 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2014
3

Columbia Overseas Value Fund

Portfolio Overview (continued)

(Unaudited)

Summary of Investments in Securities by Industry (%) (at August 31, 2014)
Aerospace & Defense	0.9
Auto Components	3.4
Automobiles	1.3
Banks	17.3
Beverages	0.4
Biotechnology	2.2
Capital Markets	3.9
Chemicals	1.4
Commercial Services & Supplies	0.3
Communications Equipment	0.6
Construction & Engineering	1.6
Containers & Packaging	1.3
Diversified Financial Services	2.4
Diversified Telecommunication Services	1.2
Electric Utilities	2.5
Electronic Equipment, Instruments & Components	1.3
Energy Equipment & Services	0.4
Food & Staples Retailing	3.1
Food Products	0.8
Health Care Equipment & Supplies	0.8
Health Care Providers & Services	0.5
Household Durables	2.2
Industrial Conglomerates	2.7
Insurance	8.9
Internet & Catalog Retail	1.7
IT Services	2.4
Machinery	1.5
Media	1.8
Metals & Mining	1.9
Oil, Gas & Consumable Fuels	11.1
Pharmaceuticals	6.9
Professional Services	1.4
Real Estate Investment Trusts (REITs)	0.6
Real Estate Management & Development	0.6
Road & Rail	1.1
Technology Hardware, Storage & Peripherals	0.4
Textiles, Apparel & Luxury Goods	0.7
Trading Companies & Distributors	2.1
Wireless Telecommunication Services	3.8
Money Market Funds	0.3
Total	99.7

Percentages indicated are based upon net assets. The Fund's portfolio composition is subject to change.

Semiannual Report 2014
4

Columbia Overseas Value Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2014 – August 31, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	999.40	1,017.95	6.98	7.04	1.40
Class B	1,000.00	1,000.00	996.00	1,014.21	10.70	10.80	2.15
Class C	1,000.00	1,000.00	996.00	1,014.21	10.70	10.80	2.15
Class I	1,000.00	1,000.00	1,001.10	1,020.34	4.59	4.63	0.92
Class K	1,000.00	1,000.00	999.60	1,018.90	6.03	6.09	1.21
Class W	1,000.00	1,000.00	999.40	1,017.95	6.98	7.04	1.40
Class Z	1,000.00	1,000.00	1,000.70	1,019.20	5.74	5.79	1.15

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2014
5

Columbia Overseas Value Fund

Portfolio of Investments

August 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.4%

Issuer	Shares	Value ($)
Australia 4.5%
Australia and New Zealand Banking Group Ltd.	514,908	16,091,030
Macquarie Group Ltd.	107,408	5,856,449
National Australia Bank Ltd.	225,702	7,427,637
Westpac Banking Corp.	199,034	6,524,001
Total		35,899,117
Belgium 1.2%
Delhaize Group SA	64,249	4,478,480
KBC Groep NV(a)	83,122	4,737,337
Total		9,215,817
Canada 1.3%
Cott Corp.	446,133	3,345,997
Suncor Energy, Inc.	169,570	6,960,277
Total		10,306,274
France 8.5%
AXA SA	613,347	15,191,352
BNP Paribas SA	84,282	5,689,941
Casino Guichard Perrachon SA	74,469	8,887,582
CNP Assurances	450,650	8,890,855
Sanofi	135,641	14,881,828
Total SA	223,002	14,706,346
Total		68,247,904
Germany 8.0%
Allianz SE, Registered Shares	100,145	17,079,800
Aurelius AG	94,372	3,565,002
Aurubis AG	122,651	6,025,671
BASF SE	60,107	6,183,156
Continental AG	29,814	6,365,792
Duerr AG	71,923	5,540,724
Freenet AG	353,255	9,441,002
Jenoptik AG	248,226	3,276,242
Siemens AG, Registered Shares	56,646	7,096,157
Total		64,573,546
Greece 0.3%
Piraeus Bank SA(a)	1,236,034	2,436,130
Hong Kong 0.6%
K Wah International Holdings Ltd.	7,686,000	5,027,217

Common Stocks (continued)

Issuer	Shares	Value ($)
Ireland 4.2%
Amarin Corp. PLC, ADR(a)	1,064,484	2,054,454
Bank of Ireland(a)	12,916,832	5,142,537
Dragon Oil PLC	983,317	9,794,726
Jazz Pharmaceuticals PLC(a)	39,302	6,403,082
Smurfit Kappa Group PLC	454,924	10,320,108
Total		33,714,907
Israel 1.2%
Bezeq Israeli Telecommunication Corp., Ltd. (The)	5,234,346	9,877,705
Italy 2.5%
ENI SpA	373,454	9,313,484
Esprinet SpA	375,771	3,488,303
Recordati SpA	439,834	7,166,206
Total		19,967,993
Japan 21.1%
Aozora Bank Ltd.	1,379,000	4,708,041
Central Japan Railway Co.	63,400	8,889,506
COMSYS Holdings Corp.	372,000	7,108,083
CyberAgent, Inc.	126,100	4,320,662
CYBERDYNE, Inc.(a)	34,600	1,217,569
Daiichikosho Co., Ltd.	338,500	9,873,726
Fuji Heavy Industries Ltd.	363,000	10,338,334
Fujitsu General Ltd.	472,000	6,566,857
Fuyo General Lease Co., Ltd.	164,100	6,581,680
Glory Ltd.	226,000	6,837,687
Iida Group Holdings Co., Ltd.	357,608	5,127,528
Invincible Investment Corp.	18,803	5,184,853
Iriso Electronics Co., Ltd.	52,400	3,889,611
IT Holdings Corp.	431,500	7,956,548
ITOCHU Corp.	774,900	9,860,576
Kanamoto Co., Ltd.	155,500	7,105,836
KDDI Corp.	128,600	7,431,182
Message Co., Ltd.	118,700	4,185,298
Mitsubishi UFJ Financial Group, Inc.	1,340,700	7,727,312
NAC Co., Ltd.	195,600	2,242,639
Nakanishi, Inc.	124,300	4,981,449
Nihon M&A Center, Inc.	211,400	6,686,467
Sumitomo Mitsui Financial Group, Inc.	193,800	7,839,036

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
6

Columbia Overseas Value Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Taisei Corp.	949,000	5,656,661
Temp Holdings Co., Ltd.	133,200	4,598,798
Tokai Tokyo Financial Holdings, Inc.	744,100	5,447,678
Toyo Tire & Rubber Co., Ltd.	402,000	6,576,915
Total		168,940,532
Netherlands 3.7%
ING Groep NV-CVA(a)	894,980	12,306,410
Koninklijke Ahold NV	650,765	11,115,944
Koninklijke Philips NV	217,231	6,619,137
Total		30,041,491
Norway 3.3%
Atea ASA	390,935	4,746,386
BW LPG Ltd.	135,930	1,868,559
DNB ASA	335,677	6,260,822
Electromagnetic GeoServices(a)	1,748,585	1,246,984
Kongsberg Automotive ASA(a)	6,015,302	7,230,455
Leroy Seafood Group ASA	87,109	3,218,477
Spectrum ASA	375,805	2,122,182
Total		26,693,865
Portugal —%
Banco Espirito Santo SA, Registered Shares(a)(b)	2,753,345	144,710
Singapore 1.7%
DBS Group Holdings Ltd.	923,000	13,230,831
South Korea 2.4%
GS Home Shopping, Inc.	23,572	6,581,405
Hyundai Home Shopping Network Corp.	45,169	7,263,232
LF Corp.	176,327	5,304,785
Total		19,149,422
Spain 4.6%
Banco Bilbao Vizcaya Argentaria SA	742,286	8,982,758
Banco Santander SA	792,348	7,901,992
Endesa SA	231,374	8,594,472
Iberdrola SA	1,600,807	11,747,379
Total		37,226,601

Common Stocks (continued)

Issuer	Shares	Value ($)
Sweden 2.3%
Nordea Bank AB	845,422	11,019,486
Saab AB, Class B	273,963	7,388,780
Total		18,408,266
Switzerland 5.3%
Autoneum Holding AG	41,402	7,125,446
Baloise Holding AG, Registered Shares	65,608	8,554,303
Nestlé SA, Registered Shares	44,226	3,432,387
Novartis AG, Registered Shares	138,481	12,421,884
Zurich Insurance Group AG	37,492	11,312,329
Total		42,846,349
Taiwan 1.0%
Pegatron Corp.	1,562,000	3,312,150
Wistron NeWeb Corp.	1,696,261	4,430,022
Total		7,742,172
United Kingdom 18.7%
AstraZeneca PLC	83,188	6,307,238
AstraZeneca PLC, ADR	62,418	4,744,392
Aviva PLC	1,172,797	10,143,972
BP PLC	1,494,244	11,948,147
Close Brothers Group PLC	308,175	6,922,177
Crest Nicholson Holdings PLC	970,634	5,781,698
DCC PLC	132,316	7,855,202
GlaxoSmithKline PLC	134,505	3,292,537
HSBC Holdings PLC	1,724,939	18,671,053
Intermediate Capital Group PLC	1,418,325	9,606,903
Kazakhmys PLC(a)	102,375	504,605
Rio Tinto PLC	107,822	5,752,189
Royal Dutch Shell PLC, Class B	808,848	34,181,215
Standard Chartered PLC	198,207	3,991,419
Vodafone Group PLC	4,085,560	14,023,118
Xchanging PLC	2,062,992	6,310,337
Total		150,036,202
United States 3.0%
ARIAD Pharmaceuticals, Inc.(a)	234,563	1,458,982
Arrowhead Research Corp.(a)	81,057	1,181,000
Auspex Pharmaceuticals, Inc.(a)	81,102	1,864,535
CF Industries Holdings, Inc.	18,376	4,734,944

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
7

Columbia Overseas Value Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Dynavax Technologies Corp.(a)	1,100,656	1,562,932
Infinity Pharmaceuticals, Inc.(a)	188,678	2,132,061
Insmed, Inc.(a)	121,896	1,698,011
Keryx Biopharmaceuticals, Inc.(a)	70,321	1,279,139
Pharmacyclics, Inc.(a)	12,947	1,610,477
Puma Biotechnology, Inc.(a)	4,558	1,187,405
Stillwater Mining Co.(a)	180,439	3,348,948
Vertex Pharmaceuticals, Inc.(a)	21,095	1,973,859
Total		24,032,293
Total Common Stocks (Cost: $739,794,915)		797,759,344

Money Market Funds 0.3%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.100%(c)(d)	2,480,117	2,480,117
Total Money Market Funds (Cost: $2,480,117)		2,480,117
Total Investments (Cost: $742,275,032)		800,239,461
Other Assets & Liabilities, Net		2,335,114
Net Assets		802,574,575

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at August 31, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	09/22/2014	15,064,000 CAD	13,778,847 USD	—	(69,607)
Morgan Stanley	09/22/2014	11,150,000 ILS	3,251,676 USD	131,945	—
Morgan Stanley	09/22/2014	1,176,925,000 JPY	11,438,394 USD	125,039	—
Morgan Stanley	09/22/2014	21,763,665,000 KRW	21,043,860 USD	—	(383,012)
Morgan Stanley	09/22/2014	76,519,000 NOK	12,141,294 USD	—	(196,408)
Morgan Stanley	09/22/2014	12,658,000 PLN	4,043,482 USD	96,180	—
Morgan Stanley	09/22/2014	121,757,000 TWD	4,059,920 USD	—	(18,054)
Morgan Stanley	09/22/2014	24,260,467 USD	26,206,000 AUD	182,269	—
Morgan Stanley	09/22/2014	3,251,647 USD	18,116,000 DKK	—	(55,587)
Morgan Stanley	09/22/2014	887,644 USD	663,000 EUR	—	(16,403)
Morgan Stanley	09/22/2014	43,744,722 USD	25,944,000 GBP	—	(647,007)
Morgan Stanley	09/22/2014	4,024,130 USD	4,785,000 NZD	—	(29,052)
Morgan Stanley	09/22/2014	881,649 USD	38,484,000 PHP	51	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
8

Columbia Overseas Value Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at August 31, 2014 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	09/22/2014	6,498,582 USD	44,833,000 SEK	—	(84,383)
Morgan Stanley	09/22/2014	3,166,849 USD	3,962,000 SGD	5,114	—
Morgan Stanley	09/22/2014	3,929,029 USD	41,665,000 ZAR	—	(34,694)
Total				540,598	(1,534,207)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2014, the value of these securities amounted to $144,710, which represents 0.02% of net assets.

(c)  The rate shown is the seven-day current annualized yield at August 31, 2014.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,600,211	199,180,746	(198,300,840)	2,480,117	3,125	2,480,117

Abbreviation Legend

ADR  American Depositary Receipt

Currency Legend

AUD  Australian Dollar

CAD  Canadian Dollar

DKK  Danish Krone

EUR  Euro

GBP  British Pound

ILS    Israeli Shekel

JPY  Japanese Yen

KRW  Korean Won

NOK  Norwegian Krone

NZD  New Zealand Dollar

PHP  Philippine Peso

PLN  Polish Zloty

SEK  Swedish Krona

SGD  Singapore Dollar

TWD  Taiwan Dollar

USD  US Dollar

ZAR  South African Rand

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
9

Columbia Overseas Value Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
10

Columbia Overseas Value Fund

Portfolio of Investments (continued)

August 31, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	88,456,836	—	88,456,836
Consumer Staples	3,345,997	31,132,871	—	34,478,868
Energy	6,960,277	85,181,642	—	92,141,919
Financials	—	270,052,344	144,710	270,197,054
Health Care	29,150,330	54,454,008	—	83,604,338
Industrials	—	93,486,252	—	93,486,252
Information Technology	—	37,409,599	—	37,409,599
Materials	8,083,892	28,785,729	—	36,869,621
Telecommunication Services	—	40,773,007	—	40,773,007
Utilities	—	20,341,850	—	20,341,850
Total Equity Securities	47,540,496	750,074,138	144,710	797,759,344
Mutual Funds
Money Market Funds	2,480,117	—	—	2,480,117
Total Mutual Funds	2,480,117	—	—	2,480,117
Investments in Securities	50,020,613	750,074,138	144,710	800,239,461
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	540,598	—	540,598
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,534,207)	—	(1,534,207)
Total	50,020,613	749,080,529	144,710	799,245,852

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the position of the security within the respective company's capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
11

Columbia Overseas Value Fund

Statement of Assets and Liabilities

August 31, 2014 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $739,794,915)	$797,759,344
Affiliated issuers (identified cost $2,480,117)	2,480,117
Total investments (identified cost $742,275,032)	800,239,461
Unrealized appreciation on forward foreign currency exchange contracts	540,598
Receivable for:
Investments sold	779,825
Capital shares sold	2,862,114
Dividends	1,501,448
Reclaims	655,529
Prepaid expenses	6,300
Other assets	646
Total assets	806,585,921
Liabilities
Disbursements in excess of cash	15,238
Unrealized depreciation on forward foreign currency exchange contracts	1,534,207
Payable for:
Investments purchased	1,633,935
Capital shares purchased	574,147
Foreign capital gains taxes deferred	22,804
Investment management fees	16,960
Distribution and/or service fees	3,776
Transfer agent fees	81,532
Administration fees	1,714
Plan administration fees	36
Compensation of board members	66,257
Other expenses	60,740
Total liabilities	4,011,346
Net assets applicable to outstanding capital stock	$802,574,575
Represented by
Paid-in capital	$1,067,074,514
Undistributed net investment income	10,372,380
Accumulated net realized loss	(331,783,488)
Unrealized appreciation (depreciation) on:
Investments	57,964,429
Foreign currency translations	(36,847)
Forward foreign currency exchange contracts	(993,609)
Foreign capital gains tax	(22,804)
Total — representing net assets applicable to outstanding capital stock	$802,574,575

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
12

Columbia Overseas Value Fund

Statement of Assets and Liabilities (continued)

August 31, 2014 (Unaudited)

Class A
Net assets	$208,745,236
Shares outstanding	22,799,647
Net asset value per share	$9.16
Maximum offering price per share(a)	$9.72
Class B
Net assets	$7,272,875
Shares outstanding	797,796
Net asset value per share	$9.12
Class C
Net assets	$4,804,861
Shares outstanding	527,076
Net asset value per share	$9.12
Class I
Net assets	$285,111,783
Shares outstanding	31,084,279
Net asset value per share	$9.17
Class K
Net assets	$176,658
Shares outstanding	19,279
Net asset value per share	$9.16
Class W
Net assets	$296,115,880
Shares outstanding	32,367,696
Net asset value per share	$9.15
Class Z
Net assets	$347,282
Shares outstanding	37,857
Net asset value per share	$9.17

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
13

Columbia Overseas Value Fund

Statement of Operations

Six Months Ended August 31, 2014 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$18,709,572
Dividends — affiliated issuers	3,125
Interest	6,419
Foreign taxes withheld	(1,499,208)
Total income	17,219,908
Expenses:
Investment management fees	3,000,498
Distribution and/or service fees
Class A	264,231
Class B	40,839
Class C	24,054
Class W	367,310
Transfer agent fees
Class A	250,389
Class B	9,688
Class C	5,698
Class K	45
Class W	348,011
Class Z	383
Administration fees	303,235
Plan administration fees
Class K	223
Compensation of board members	16,088
Custodian fees	84,894
Printing and postage fees	65,646
Registration fees	40,280
Professional fees	22,376
Other	6,781
Total expenses	4,850,669
Expense reductions	(20)
Total net expenses	4,850,649
Net investment income	12,369,259
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	1,874,187
Foreign currency translations	(122,456)
Forward foreign currency exchange contracts	1,109,082
Futures contracts	(274,622)
Options contracts written	47,911
Net realized gain	2,634,102
Net change in unrealized appreciation (depreciation) on:
Investments	(7,338,537)
Foreign currency translations	(59,522)
Forward foreign currency exchange contracts	(1,512,723)
Net change in unrealized appreciation (depreciation)	(8,910,782)
Net realized and unrealized loss	(6,276,680)
Net increase in net assets resulting from operations	$6,092,579

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
14

Columbia Overseas Value Fund

Statement of Changes in Net Assets

	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
Operations
Net investment income	$12,369,259	$6,724,175
Net realized gain	2,634,102	3,920,241
Net change in unrealized appreciation (depreciation)	(8,910,782)	50,705,731
Net increase in net assets resulting from operations	6,092,579	61,350,147
Distributions to shareholders
Net investment income
Class A	(790,211)	(3,174,030)
Class B	(19,888)	(92,360)
Class C	(12,443)	(42,930)
Class I	(1,257,736)	(1,329,214)
Class K	(698)	(3,424)
Class W	(1,104,945)	(1,894,152)
Class Z	(1,394)	(1,405)
Total distributions to shareholders	(3,187,315)	(6,537,515)
Increase (decrease) in net assets from capital stock activity	163,767,592	551,882,746
Total increase in net assets	166,672,856	606,695,378
Net assets at beginning of period	635,901,719	29,206,341
Net assets at end of period	$802,574,575	$635,901,719
Undistributed net investment income	$10,372,380	$1,190,436

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
15

Columbia Overseas Value Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	782,933	7,089,130	1,324,047	11,145,381
Fund reorganization	—	—	26,646,303	209,545,325
Distributions reinvested	84,983	780,994	361,031	3,137,362
Redemptions	(1,899,017)	(17,249,562)	(4,500,988)	(37,329,759)
Net increase (decrease)	(1,031,101)	(9,379,438)	23,830,393	186,498,309
Class B shares
Subscriptions	8,779	79,706	18,581	155,880
Fund reorganization	—	—	1,692,156	13,292,374
Distributions reinvested	2,159	19,778	10,583	91,970
Redemptions(a)	(265,727)	(2,385,538)	(669,062)	(5,528,393)
Net increase (decrease)	(254,789)	(2,286,054)	1,052,258	8,011,831
Class C shares
Subscriptions	27,443	247,613	49,227	417,762
Fund reorganization	—	—	578,148	4,540,714
Distributions reinvested	1,357	12,427	4,928	42,828
Redemptions	(29,332)	(266,976)	(105,022)	(872,101)
Net increase (decrease)	(532)	(6,936)	527,281	4,129,203
Class I shares
Subscriptions	21,911,083	195,131,311	8,000,307	70,799,661
Fund reorganization	—	—	1,031	8,099
Distributions reinvested	136,709	1,257,724	153,097	1,328,992
Redemptions	(1,695,539)	(15,330,940)	(888,462)	(7,792,682)
Net increase	20,352,253	181,058,095	7,265,973	64,344,070
Class K shares
Fund reorganization	—	—	25,842	203,141
Distributions reinvested	74	687	377	3,277
Redemptions	(2,230)	(20,293)	(5,111)	(49,292)
Net increase (decrease)	(2,156)	(19,606)	21,108	157,126
Class W shares
Subscriptions	3,094,117	28,011,085	33,965,383	300,016,709
Distributions reinvested	120,363	1,104,935	217,964	1,894,110
Redemptions	(3,854,170)	(34,971,179)	(1,176,279)	(10,496,461)
Net increase (decrease)	(639,690)	(5,855,159)	33,007,068	291,414,358
Class Z shares
Subscriptions	28,520	258,562	1,646	13,870
Fund reorganization	—	—	8,336	65,598
Distributions reinvested	144	1,322	128	1,109
Redemptions	(351)	(3,194)	(350,354)	(2,752,728)
Net increase (decrease)	28,313	256,690	(340,244)	(2,672,151)
Total net increase	18,452,298	163,767,592	65,363,837	551,882,746

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
16

Columbia Overseas Value Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

Class A	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28, 2014(a)
Per share data
Net asset value, beginning of period	$9.20		$7.65
Income from investment operations:
Net investment income	0.14		0.19
Net realized and unrealized gain (loss)	(0.15)		1.49
Total from investment operations	(0.01)		1.68
Less distributions to shareholders:
Net investment income	(0.03)		(0.13)
Total distributions to shareholders	(0.03)		(0.13)
Net asset value, end of period	$9.16		$9.20
Total return	(0.06%)		22.10%
Ratios to average net assets(b)
Total gross expenses	1.40	%(c)	1.71%
Total net expenses(d)	1.40	%(c)(e)	1.41	%(e)
Net investment income	3.04	%(c)	2.22%
Supplemental data
Net assets, end of period (in thousands)	$208,745		$219,133
Portfolio turnover	30%		63%

Notes to Financial Highlights

(a)  Based on operations from February 28, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
17

Columbia Overseas Value Fund

Financial Highlights (continued)

Class B	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28, 2014(a)
Per share data
Net asset value, beginning of period	$9.18		$7.65
Income from investment operations:
Net investment income	0.11		0.14
Net realized and unrealized gain (loss)	(0.15)		1.47
Total from investment operations	(0.04)		1.61
Less distributions to shareholders:
Net investment income	(0.02)		(0.08)
Total distributions to shareholders	(0.02)		(0.08)
Net asset value, end of period	$9.12		$9.18
Total return	(0.40%)		21.13%
Ratios to average net assets(b)
Total gross expenses	2.15	%(c)	2.47%
Total net expenses(d)	2.15	%(c)(e)	2.16	%(e)
Net investment income	2.40	%(c)	1.66%
Supplemental data
Net assets, end of period (in thousands)	$7,273		$9,662
Portfolio turnover	30%		63%

Notes to Financial Highlights

(a)  Based on operations from February 28, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
18

Columbia Overseas Value Fund

Financial Highlights (continued)

Class C	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28, 2014(a)
Per share data
Net asset value, beginning of period	$9.18		$7.65
Income from investment operations:
Net investment income	0.10		0.12
Net realized and unrealized gain (loss)	(0.14)		1.49
Total from investment operations	(0.04)		1.61
Less distributions to shareholders:
Net investment income	(0.02)		(0.08)
Total distributions to shareholders	(0.02)		(0.08)
Net asset value, end of period	$9.12		$9.18
Total return	(0.40%)		21.13%
Ratios to average net assets(b)
Total gross expenses	2.15	%(c)	2.46%
Total net expenses(d)	2.15	%(c)(e)	2.16	%(e)
Net investment income	2.28	%(c)	1.46%
Supplemental data
Net assets, end of period (in thousands)	$4,805		$4,843
Portfolio turnover	30%		63%

Notes to Financial Highlights

(a)  Based on operations from February 28, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
19

Columbia Overseas Value Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,		Year Ended February 29,
Class I	(Unaudited)		2014	2013	2012(a)
Per share data
Net asset value, beginning of period	$9.20		$7.65	$7.22	$7.87
Income from investment operations:
Net investment income	0.16		0.20	0.20	0.22
Net realized and unrealized gain (loss)	(0.15)		1.51	0.40	(0.62)
Total from investment operations	0.01		1.71	0.60	(0.40)
Less distributions to shareholders:
Net investment income	(0.04)		(0.16)	(0.17)	(0.25)
Total distributions to shareholders	(0.04)		(0.16)	(0.17)	(0.25)
Net asset value, end of period	$9.17		$9.20	$7.65	$7.22
Total return	0.11%		22.55%	8.49%	(4.55%)
Ratios to average net assets(b)
Total gross expenses	0.92	%(c)	1.04%	1.33%	1.76	%(c)
Total net expenses(d)	0.92	%(c)	0.98%	1.07%	0.84	%(c)
Net investment income	3.54	%(c)	2.36%	2.78%	3.37	%(c)
Supplemental data
Net assets, end of period (in thousands)	$285,112		$98,706	$26,514	$28,376
Portfolio turnover	30%		63%	46%	96%

Notes to Financial Highlights

(a)  Based on operations from March 31, 2011 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
20

Columbia Overseas Value Fund

Financial Highlights (continued)

Class K	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28, 2014(a)
Per share data
Net asset value, beginning of period	$9.20		$7.65
Income from investment operations:
Net investment income	0.15		0.20
Net realized and unrealized gain (loss)	(0.15)		1.49
Total from investment operations	—		1.69
Less distributions to shareholders:
Net investment income	(0.04)		(0.14)
Total distributions to shareholders	(0.04)		(0.14)
Net asset value, end of period	$9.16		$9.20
Total return	(0.04%)		22.25%
Ratios to average net assets(b)
Total gross expenses	1.21	%(c)	1.33%
Total net expenses(d)	1.21	%(c)	1.26%
Net investment income	3.23	%(c)	2.39%
Supplemental data
Net assets, end of period (in thousands)	$177		$197
Portfolio turnover	30%		63%

Notes to Financial Highlights

(a)  Based on operations from February 28, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
21

Columbia Overseas Value Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,			Year Ended February 29,
Class W	(Unaudited)		2014		2013	2012(a)
Per share data
Net asset value, beginning of period	$9.19		$7.65		$7.22	$7.87
Income from investment operations:
Net investment income	0.14		0.19		0.17	0.22
Net realized and unrealized gain (loss)	(0.15)		1.48		0.42	(0.64)
Total from investment operations	(0.01)		1.67		0.59	(0.42)
Less distributions to shareholders:
Net investment income	(0.03)		(0.13)		(0.16)	(0.23)
Total distributions to shareholders	(0.03)		(0.13)		(0.16)	(0.23)
Net asset value, end of period	$9.15		$9.19		$7.65	$7.22
Total return	(0.06%)		21.97%		8.24%	(4.81%)
Ratios to average net assets(b)
Total gross expenses	1.40	%(c)	1.63%		1.58%	2.09	%(c)
Total net expenses(d)	1.40	%(c)(e)	1.41	%(e)	1.33%	1.12	%(c)
Net investment income	3.03	%(c)	2.21%		2.46%	3.24	%(c)
Supplemental data
Net assets, end of period (in thousands)	$296,116		$303,273		$2	$2
Portfolio turnover	30%		63%		46%	96%

Notes to Financial Highlights

(a)  Based on operations from March 31, 2011 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
22

Columbia Overseas Value Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2014		Year Ended February 28,			Year Ended February 29,	Year Ended February 28,
Class Z	(Unaudited)		2014		2013	2012	2011		2010
Per share data
Net asset value, beginning of period	$9.20		$7.66		$7.23	$8.00	$6.98		$4.46
Income from investment operations:
Net investment income	0.15		0.40		0.19	0.32	0.16		0.17
Net realized and unrealized gain (loss)	(0.14)		1.29		0.41	(0.85)	1.01		2.63
Total from investment operations	0.01		1.69		0.60	(0.53)	1.17		2.80
Less distributions to shareholders:
Net investment income	(0.04)		(0.15)		(0.17)	(0.24)	(0.15)		(0.28)
Total distributions to shareholders	(0.04)		(0.15)		(0.17)	(0.24)	(0.15)		(0.28)
Net asset value, end of period	$9.17		$9.20		$7.66	$7.23	$8.00		$6.98
Total return	0.07%		22.19%		8.45%	(6.17%)	17.06%		62.60%
Ratios to average net assets(a)
Total gross expenses	1.15	%(b)	1.52%		1.32%	1.87%	3.65%		3.02%
Total net expenses(c)	1.15	%(b)(d)	1.21	%(d)	1.07%	0.98%	1.15	%(d)	1.14	%(d)
Net investment income	3.41	%(b)	4.97%		2.72%	3.80%	2.18%		2.46%
Supplemental data
Net assets, end of period (in thousands)	$347		$88		$2,680	$2,521	$8,690		$7,572
Portfolio turnover	30%		63%		46%	96%	48%		62%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
23

Columbia Overseas Value Fund

Notes to Financial Statements

August 31, 2014 (Unaudited)

Note 1. Organization

Columbia Overseas Value Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets,

Semiannual Report 2014
24

Columbia Overseas Value Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Option contracts are valued at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a

Semiannual Report 2014
25

Columbia Overseas Value Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or if the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark and/or to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to the securities market and maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the

Semiannual Report 2014
26

Columbia Overseas Value Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to decrease the Fund's exposure to equity market risk and to increase return on investments and facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of

Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.

Contracts and premiums associated with options contracts written for the six months ended August 31, 2014 are as follows:

	Calls
	Contracts	Premiums ($)
Balance at February 28, 2014	—	—
Opened	2,817	57,792
Expired	(322)	(47,911)
Exercised	(2,495)	(9,881)
Balance at August 31, 2014	—	—

Semiannual Report 2014
27

Columbia Overseas Value Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of August 31, 2014:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)	Net Amount($)(b)
Asset Derivatives:
Forward Foreign Currency Exchange Contracts	540,598	—	540,598	540,598	—	—	—
				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(c)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)	Net Amount ($)(d)
Liability Derivatives:
Forward Foreign Currency Exchange Contracts	1,534,207	—	1,534,207	540,598	—	—	993,609

(a) Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b) Represents the net amount due from counterparties in the event of default.

(c) Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(d) Represents the net amount due to counterparties in the event of default.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at August 31, 2014:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	540,598
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	1,534,207

Semiannual Report 2014
28

Columbia Overseas Value Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended August 31, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Total ($)
Equity risk	—	(274,622)	47,911	(226,711)
Foreign exchange risk	1,109,082	—	—	1,109,082
Total	1,109,082	(274,622)	47,911	882,371
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)
Foreign exchange risk	(1,512,723)

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended August 31, 2014:

Derivative Instrument	Average notional amounts ($)*
Futures contracts — Long	301,846
Derivative Instrument	Average market value ($)*
Options contracts — Written	(15,615)
Derivative Instrument	Average unrealized appreciation ($)**	Average unrealized depreciation ($)**
Forward foreign currency exchange contracts	317,738	(1,165,863)

* Based on the daily outstanding amounts for the six months ended August 31, 2014.

** Based on the ending quarterly outstanding amounts for the six months ended August 31, 2014.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the extent actual information has not yet been reported by the REITs, estimates for return of capital are made by the Fund's management. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for the BDCs, ETFs, and RICs.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital

Semiannual Report 2014
29

Columbia Overseas Value Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.79% to 0.62% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended August 31, 2014 was 0.77% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended August 31, 2014 was 0.08% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2014, other expenses paid by the Fund to this company were $1,064.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per

Semiannual Report 2014
30

Columbia Overseas Value Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class K shares.

For the six months ended August 31, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.24%
Class B	0.24
Class C	0.24
Class K	0.05
Class W	0.24
Class Z	0.24

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2014, these minimum account balance fees reduced total expenses of the Fund by $20.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares of the Fund and the payment of a monthly distribution fee at the maximum annual rates of 0.75%, 0.75% and 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares, respectively.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $66,605 for Class A, $1,211 for Class B and $38 for Class C shares for the six months ended August 31, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	July 1, 2014 through June 30, 2015	Prior to July 1, 2014
Class A	1.55%	1.41%
Class B	2.30	2.16
Class C	2.30	2.16
Class I	1.12	0.96
Class K	1.42	1.26
Class W	1.55	1.41
Class Z	1.30	1.16

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds

Semiannual Report 2014
31

Columbia Overseas Value Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

In addition, effective July 1, 2014, the Fund's expense ratio is subject to a voluntary expense reimbursement arrangement pursuant to which fees are waived and/or expenses reimbursed (excluding certain fees and expenses immediately described above), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of 1.49% for Class A, 2.24% for Class B, 2.24% for Class C, 1.06% for Class I, 1.36% for Class K, 1.49% for Class W and 1.24% for Class Z. This arrangement may be revised or discontinued at any time.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2014, the cost of investments for federal income tax purposes was approximately $742,275,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$75,432,000
Unrealized depreciation	(17,468,000)
Net unrealized appreciation	$57,964,000

The following capital loss carryforwards, determined as of February 28, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	321,278,593
2018	2,959,273
No expiration — short-term	6,867,446
No expiration — long-term	118,816
Total	331,224,128

Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, aggregated to $406,316,688 and $233,649,515, respectively, for the six months ended August 31, 2014. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At August 31, 2014, affiliated shareholders of record owned 98.6% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per

Semiannual Report 2014
32

Columbia Overseas Value Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended August 31, 2014.

Note 9. Fund Reorganization

At the close of business on March 15, 2013, the Fund acquired the assets and assumed the identified liabilities of Columbia Multi-Advisor International Value Fund, a series of Columbia Funds Series Trust II (the acquired fund). The reorganization was completed after shareholders of the acquired fund approved a plan of reorganization on February 27, 2013. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $30,016,215 and the combined net assets immediately after the acquisition were $257,671,466.

The reorganization was accomplished by a tax-free exchange of 40,021,347 shares of the acquired fund valued at $227,655,251 (including $12,260,969 of unrealized appreciation).

In exchange for the acquired fund's shares, the Fund issued the following number of shares:

Shares
Class A	26,646,303
Class B	1,692,156
Class C	578,148
Class I	1,031
Class K	25,842
Class Z	8,336

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the acquired fund's cost of investments was carried forward.

The financial statements reflect the operations of the Fund for the period prior to the reorganization and the combined fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the combined Fund's Statement of Operations since the reorganization was completed.

Assuming the reorganization had been completed on March 1, 2013, the Fund's pro-forma net investment income, net gain on investments, net change in unrealized appreciation and net increase in net assets from operations for the year ended February 28, 2014 would have been approximately $6.9 million, $17.2 million, $41.5 million and $65.6 million, respectively.

Note 10. Significant Risks

Financial Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the financial sector than if it were invested in a wider variety of companies in unrelated sectors.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws.

Semiannual Report 2014
33

Columbia Overseas Value Fund

Notes to Financial Statements (continued)

August 31, 2014 (Unaudited)

AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014
34

Columbia Overseas Value Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Overseas Value Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2014, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed expense caps for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 9-11, 2014 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the successful implementation of a globalization initiative, which, among other things, increased worldwide analyst support for global products, the reorganization of the Informational Technology research team, the hiring of additional personnel to assist the Asset Allocation team and the global restructuring of the Senior Operational team. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain its key portfolio management personnel. The Independent Trustees also recalled Columbia Management's representation that additional staff has been added to support the vigorous application of the "5P" review process, to which all internally-managed Funds are subject.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2013 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Semiannual Report 2014
35

Columbia Overseas Value Fund

Approval of Investment Management Services Agreement (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the 2013 report provided by an independent consulting firm, Bobroff Consulting (the Independent Consultant), that concluded that the Funds' standardized investment management fee rates were within a reasonable range. The Board took into account that the Fund's total expense ratio (after considering proposed voluntary expense caps/waivers) approximated the peer universe's median expense ratio shown in the reports. It was observed that various proposals concerning the Funds' transfer agency and sub-transfer agency fee structures, and other changes impacting the Funds' pricing structure and fees, are expected to be considered at a later Board meeting which, if adopted, would alter the current pricing philosophy. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that: (i) the Independent Consultant concluded that 2012 profitability was reasonable; (ii) 2013 profitability only moderately exceeded 2012 levels; and (iii) 2013 profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 11, 2014, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2014
36

Columbia Overseas Value Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
37

Columbia Overseas Value Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR208_02_D01_(10/14)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	October 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	October 22, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	October 22, 2014